UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2018

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 96.98%

COMMON STOCKS 13.89%

Air Transportation 0.42%

Azul SA ADR*		126	$3,878,280

Banking 1.76%

Bank of America Corp.		235	7,543,500
Comerica, Inc.		45	4,355,456
SVB Financial Group*		17	4,207,762
Total			16,106,718

Diversified Capital Goods 0.43%

Exponent, Inc.		50	3,887,500

Electronics 0.80%

Nintendo Co., Ltd.(a)	JPY	16	7,293,753

Gaming 0.40%

Galaxy Entertainment Group Ltd.(a)	HKD	419	3,635,066

Health Facilities 0.38%

Teleflex, Inc.		14	3,497,620

Hotels 0.32%

Wingstop, Inc.		65	2,935,680

Investments & Miscellaneous Financial Services 0.32%

Grupo Financiero Galicia SA ADR		46	2,895,240

Machinery 0.77%

DMG Mori Co., Ltd.(a)	JPY	103	2,063,937
Komatsu Ltd.(a)	JPY	51	1,834,762
Nabtesco Corp.(a)	JPY	73	3,134,172
Total			7,032,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2018

Investments	Shares (000)		Fair Value
Media: Content 0.10%

Take-Two Interactive Software, Inc.*		8	$872,586

Medical Products 0.37%

Mazor Robotics Ltd. ADR*		53	3,361,260

Metals/Mining (Excluding Steel) 1.01%

Southern Copper Corp. (Peru)(b)		75	3,954,750
Sumitomo Metal Mining Co. Ltd.(a)	JPY	66	3,064,912
Vedanta Ltd. ADR		110	2,219,800
Total			9,239,462

Multi-Line Insurance 0.48%

MGIC Investment Corp.*		315	4,343,850

Pharmaceuticals 2.51%

Alexion Pharmaceuticals, Inc.*		24	2,818,800
Aurora Cannabis, Inc. (Canada)*(b)		355	2,875,500
Blueprint Medicines Corp.*		41	3,548,960
Exelixis, Inc.*		116	2,992,800
GW Pharmaceuticals plc ADR*		17	1,931,880
Sage Therapeutics, Inc.*		19	3,065,840
Valeant Pharmaceuticals International, Inc.*		116	1,901,240
Vertex Pharmaceuticals, Inc.*		23	3,818,690
Total			22,953,710

Rail 0.38%

Landstar System, Inc.		32	3,481,600

Restaurants 0.20%

Ruth’s Hospitality Group, Inc.		75	1,841,250

Software/Services 1.63%

Arista Networks, Inc.*		9	2,427,660
Global Payments, Inc.		20	2,267,800
MSCI, Inc.		28	3,962,560
PayPal Holdings, Inc.*		40	3,176,400
Twitter, Inc.*		95	3,026,700
Total			14,861,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2018

Investments	Shares (000)	Fair Value
Specialty Retail 0.62%

American Eagle Outfitters, Inc.	115	$2,216,050
Columbia Sportswear Co.	45	3,401,100
Total		5,617,150

Support: Services 0.50%

United Rentals, Inc.*	26	4,552,340

Transportation: Infrastructure/Services 0.49%

Echo Global Logistics, Inc.*	25	655,061
XPO Logistics, Inc.*	39	3,789,555
Total		4,444,616
Total Common Stocks (cost $110,541,818)		126,731,672

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 73.84%

Air Transportation 1.89%

Air Transport Services Group, Inc.†	1.125%	10/15/2024	$8,000	8,658,504
Atlas Air Worldwide Holdings, Inc.	1.875%	6/1/2024	7,100	8,586,570
Total				17,245,074

Automakers 2.39%

Navistar International Corp.	4.75%	4/15/2019	12,450	12,950,166
Tesla, Inc.	0.25%	3/1/2019	5,200	5,699,762
Tesla, Inc.	1.25%	3/1/2021	2,800	3,192,106
Total				21,842,034

Banking 0.34%

Fidelity National Financial, Inc.	4.25%	8/15/2018	1,000	3,086,300

Building & Construction 0.50%

M/I Homes, Inc.	3.00%	3/1/2018	4,500	4,522,500

Cable & Satellite Television 1.42%

DISH Network Corp.	3.375%	8/15/2026	12,840	12,949,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 0.65%

Air Lease Corp.	3.875%	12/1/2018	$3,912	$5,975,580

Electric: Generation 2.83%

NRG Yield, Inc.†	3.25%	6/1/2020	25,900	25,824,268

Electric: Integrated 1.34%

NextEra Energy Partners LP†	1.50%	9/15/2020	12,500	12,250,050

Electronics 11.30%

Advanced Micro Devices, Inc.	2.125%	9/1/2026	4,500	7,710,016
Intel Corp.	3.25%	8/1/2039	9,710	23,128,395
Microchip Technology, Inc.	1.625%	2/15/2025	12,430	21,663,961
Micron Technology, Inc.	2.125%	2/15/2033	6,325	28,193,846
Novellus Systems, Inc.	2.625%	5/15/2041	1,440	8,262,228
ON Semiconductor Corp.	1.00%	12/1/2020	5,600	7,861,476
Teradyne, Inc.	1.25%	12/15/2023	4,125	6,271,666
Total				103,091,588

Energy: Exploration & Production 2.40%

SM Energy Co.	1.50%	7/1/2021	2,700	2,622,686
SolarCity Corp.	1.625%	11/1/2019	20,596	19,306,031
Total				21,928,717

Health Facilities 1.00%

Brookdale Senior Living, Inc.	2.75%	6/15/2018	9,175	9,140,594

Health Services 0.71%

Insmed, Inc.	1.75%	1/15/2025	7,000	6,485,500

Hotels 1.61%

Caesars Entertainment Corp.	5.00%	10/1/2024	7,526	14,684,872

Investments & Miscellaneous Financial Services 0.55%

Gold Exchangeable Ltd. (Jersey)(b)	6.875%	5/13/2022	5,000	5,059,350	(c)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 1.31%

Chart Industries, Inc.†	1.00%	11/15/2024	$10,550	$11,921,004

Managed Care 0.67%

Molina Healthcare, Inc.	1.125%	1/15/2020	3,400	6,154,588

Media: Content 0.19%

Take-Two Interactive Software, Inc.	1.00%	7/1/2018	340	1,766,640

Media: Diversified 0.59%

IAC FinanceCo, Inc.†	0.875%	10/1/2022	4,600	5,349,266

Medical Products 3.05%

Insulet Corp.†	1.375%	11/15/2024	12,678	13,332,350
Neurocrine Biosciences, Inc.†	2.25%	5/15/2024	6,675	8,866,983
Quidel Corp.	3.25%	12/15/2020	3,700	5,615,490
Total				27,814,823

Metals/Mining (Excluding Steel) 0.26%

Endeavour Mining Corp. (Monaco)†(b)	3.00%	2/15/2023	2,250	2,354,175

Oil Field Equipment & Services 1.04%

Ensco Jersey Finance Ltd. (Jersey)(b)	3.00%	1/31/2024	7,100	5,875,250
Oil States International, Inc.†	1.50%	2/15/2023	3,800	3,660,217
Total				9,535,467

Pharmaceuticals 3.34%

BioMarin Pharmaceutical, Inc.	1.50%	10/15/2020	2,000	2,220,000
Clovis Oncology, Inc.	2.50%	9/15/2021	1,275	1,570,642
Dermira, Inc.†	3.00%	5/15/2022	6,650	7,263,768
Illumina, Inc.	0.50%	6/15/2021	10,573	12,724,595
Sarepta Therapeutics, Inc.†	1.50%	11/15/2024	6,000	6,744,870
Total				30,523,875

Printing & Publishing 0.65%

Okta, Inc.†	0.25%	2/15/2023	5,626	5,903,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Development & Management 0.76%

Marriott Vacations Worldwide Corp.†	1.50%	9/15/2022	$6,150	$6,901,093

Real Estate Investment Trusts 2.84%

VEREIT, Inc.	3.00%	8/1/2018	15,850	15,830,188
VEREIT, Inc.	3.75%	12/15/2020	10,000	10,106,750
Total				25,936,938

Software/Services 21.53%

Altaba, Inc.	Zero Coupon	12/1/2018	9,710	13,901,555
Booking Holdings, Inc.	0.35%	6/15/2020	2,500	3,913,750
Booking Holdings, Inc.	1.00%	3/15/2018	4,717	9,672,798
Carbonite, Inc.†	2.50%	4/1/2022	2,750	3,556,655
Envestnet, Inc.	1.75%	12/15/2019	4,125	4,474,074
FireEye, Inc.	1.00%	6/1/2035	26,207	24,856,134
HubSpot, Inc.†	0.25%	6/1/2022	6,550	8,587,725
MercadoLibre, Inc. (Argentina)(b)	2.25%	7/1/2019	1,500	4,624,657
Nutanix, Inc.†	Zero Coupon	1/15/2023	7,275	7,513,358
Proofpoint, Inc.	0.75%	6/15/2020	4,826	6,768,465
Q2 Holdings, Inc.†	0.75%	2/15/2023	1,915	1,957,519
RealPage, Inc.†	1.50%	11/15/2022	5,225	7,156,777
Red Hat, Inc.	0.25%	10/1/2019	3,595	7,217,865
salesforce.com, Inc.	0.25%	4/1/2018	4,600	7,954,026
ServiceNow, Inc.†	Zero Coupon	6/1/2022	9,531	12,391,987
Twitter, Inc.	1.00%	9/15/2021	21,500	20,448,650
VeriSign, Inc.	4.865%	8/15/2037	6,360	21,510,188
Vipshop Holdings Ltd. (China)(b)	1.50%	3/15/2019	13,498	14,895,812
Weibo Corp. (China)†(b)	1.25%	11/15/2022	5,000	6,090,965
Workday, Inc.	1.50%	7/15/2020	2,500	4,047,232
Zillow Group, Inc.	2.00%	12/1/2021	4,250	4,960,166
Total				196,500,358

Specialty Retail 0.82%

RH†	Zero Coupon	7/15/2020	7,706	7,441,499

Steel Producers/Products 0.55%

Allegheny Technologies, Inc.	4.75%	7/1/2022	2,551	5,018,985

Technology Hardware & Equipment 5.49%

Palo Alto Networks, Inc.	Zero Coupon	7/1/2019	4,400	6,988,106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment (continued)

Square, Inc.†	0.375%	3/1/2022	$3,650	$7,538,345
SunPower Corp.	0.75%	6/1/2018	23,890	23,710,825
SunPower Corp.	4.00%	1/15/2023	14,602	11,818,859
Total				50,056,135

Transportation: Infrastructure/Services 1.82%

Echo Global Logistics, Inc.	2.50%	5/1/2020	11,750	12,032,012
Scorpio Tankers, Inc. (Monaco)†(b)	2.375%	7/1/2019	5,000	4,562,535
Total				16,594,547
Total Convertible Bonds (cost $622,105,205)				673,859,022

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 9.25%

Banking 1.51%

Wells Fargo & Co.	7.50%		11	13,782,750

Electric: Integrated 0.79%

NextEra Energy, Inc.	6.371%		107	7,247,110

Energy: Exploration & Production 0.46%

WPX Energy, Inc.	6.25%		68	4,184,040

Health Services 1.63%

Anthem, Inc.	5.25%		259	14,861,420

Machinery 0.61%

Rexnord Corp.	5.75%		88	5,551,040

Medical Products 1.71%

Becton Dickinson & Co.	6.125%		267	15,619,500

Personal & Household Products 0.92%

Stanley Black & Decker, Inc.	5.375%		71	8,367,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2018

Investments	Dividend Rate	Shares (000)	Fair Value
Real Estate Investment Trusts 0.98%

Crown Castle International Corp.	6.875%	8	$8,953,680

Software/Services 0.64%

Mandatory Exchangeable Trust†	5.75%	28	5,844,580
Total Convertible Preferred Stocks (cost $81,087,709)			84,411,470

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BOND 0.00%

Metals/Mining (Excluding Steel)

Peabody Energy Corp. (cost $0)	10.00%	3/15/2022	$2,785	279	(d)
Total Long-Term Investments (cost $813,734,732)				885,002,443

SHORT-TERM INVESTMENT 1.68%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $16,050,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $15,649,633; proceeds: $15,342,909 (cost $15,342,679)			15,343	15,342,679
Total Investments in Securities 98.66% (cost $829,077,411)				900,345,122
Other Assets in Excess of Liabilities(e) 1.34%				12,267,085
Net Assets 100.00%				$912,612,207

ADR	American Depositary Receipt.
HKD	Hong Kong dollar.
JPY	Japanese yen.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2018

Open Forward Foreign Currency Exchange Contracts at February 28, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Buy	State Street Bank and Trust	4/12/2018	292,924,000	$2,729,572	$2,753,528	$23,956
Japanese yen	Buy	State Street Bank and Trust	4/12/2018	28,226,000	264,787	265,328	541
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$24,497

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Sell	J.P. Morgan	4/12/2018	2,065,902,000	$18,652,597	$19,419,776	$(767,179)

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2018	155	Long	$18,640,590	$18,607,266	$(33,324)

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks
Electronics	$—	$7,293,753	$—	$7,293,753
Gaming	—	3,635,066	—	3,635,066
Machinery	—	7,032,871	—	7,032,871
Metals/Mining (Excluding Steel)	6,174,550	3,064,912	—	9,239,462
Remaining Industries	99,530,520	—	—	99,530,520
Convertible Bonds
Investments & Miscellaneous Financial Services	—	—	5,059,350	5,059,350
Remaining Industries	—	668,799,672	—	668,799,672
Convertible Preferred Stocks	84,411,470	—	—	84,411,470
Corporate Bonds	—	—	279	279
Repurchase Agreement	—	15,342,679	—	15,342,679
Total	$190,116,540	$705,168,953	$5,059,629	$900,345,122
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$24,497	$—	$24,497
Liabilities	—	(767,179)	—	(767,179)
Futures Contracts
Assets	—	—	—	—
Liabilities	(33,324)	—	—	(33,324)
Total	$(33,324)	$(742,682)	$—	$(776,006)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2018

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Convertible Bonds	Corporate Bonds
Balance as of December 1, 2017	$—	$278
Accrued Discounts (Premiums)	(4,406)	1
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	63,756	—
Purchases	—	—
Sales	—	—
Transfers into Level 3	5,000,000	—
Transfers out of Level 3	—	—
Balance as of February 28, 2018	$5,059,350	$279
Change in Unrealized appreciation/depreciation for period ended February 28, 2018 related to Level 3 investments held at February 28, 2018	$63,756	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 116.61%

ASSET-BACKED SECURITIES 28.10%

Automobiles 11.64%

Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	$709	$706,252
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	1,379	1,389,353
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	1,365	1,384,081
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	637	659,502
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	1,685	1,688,799
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	383	382,511
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	1,185	1,183,400
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	10	10,086
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	385	384,272
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	3,724	3,713,912
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,664	1,657,574
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	1,251	1,247,424
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	684	674,019
AmeriCredit Automobile Receivables Trust 2017-4 C	2.60%	9/18/2023	3,111	3,061,356
AmeriCredit Automobile Receivables Trust 2017-4 D	3.08%	12/18/2023	2,580	2,547,760
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	3,146	3,141,166
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%	7/20/2020	1,454	1,449,805
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	5,056	5,046,632
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	1,043	1,042,369
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	1,279	1,275,450
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	419	417,894
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	385	384,452
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	811	795,892
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	572	560,526
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	615	615,355
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	833	830,456
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	353	352,474
CarMax Auto Owner Trust 2014-2 C	2.08%	1/15/2020	785	784,557
CarMax Auto Owner Trust 2014-3 B	2.04%	3/16/2020	1,558	1,554,823
CarMax Auto Owner Trust 2014-3 C	2.29%	6/15/2020	977	976,299
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	215	214,824
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	234	233,734
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	1,122	1,110,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	$364	$362,802
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	6,859	6,827,674
Chrysler Capital Auto Receivables Trust 2014-AA C†	2.28%	11/15/2019	1,655	1,655,488
Chrysler Capital Auto Receivables Trust 2014-BA A4†	1.76%	12/16/2019	97	97,298
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	1,022	1,029,273
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	2,793	2,787,425
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	673	674,128
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	372	372,990
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	540	573,731
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	2,400	2,391,453
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	742	738,123
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	3,624	3,634,914
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	2,933	2,946,995
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	589	589,027
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	721	723,232
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	690	689,766
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,974	1,985,224
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	652	663,953
Drive Auto Receivables Trust 2017-2 A2A	1.63%	8/15/2019	650	650,272
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	2,357	2,354,387
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	845	843,393
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	964	959,248
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	4,111	4,091,253
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	1,379	1,380,272
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	1,145	1,170,729
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	1,010	1,011,118
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	1,279	1,280,722
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	1,252	1,248,209
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	462	461,369
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	3,122	3,108,381
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	1,339	1,322,778
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	510	502,073
Flagship Credit Auto Trust 2014-1 B†	2.55%	2/18/2020	18	17,788
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	1,668	1,663,912
Flagship Credit Auto Trust 2017-2 A†	1.85%	7/15/2021	1,126	1,121,325
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	1,174	1,167,245
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	745	738,074
Ford Credit Auto Lease Trust 2017-B A2A	1.80%	6/15/2020	3,037	3,024,446
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	45	44,933
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	743	741,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Ford Credit Auto Owner Trust 2017-2 A†	2.36%		3/15/2029	$530	$515,283
Ford Credit Auto Owner Trust 2017-2 B†	2.60%		3/15/2029	256	246,509
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%		10/15/2021	1,001	998,463
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%		12/20/2019	1,075	1,070,265
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%		1/21/2020	795	792,070
GM Financial Consumer Automobile 2017-1A B†	2.30%		6/16/2023	359	352,674
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%		9/16/2020	4,002	3,985,223
Honda Auto Receivables Owner Trust 2015-4 A3	1.23%		9/23/2019	3,586	3,571,158
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%		4/15/2020	607	603,330
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	630	628,850
Hyundai Auto Lease Securitization Trust 2016-B A3†	1.52%		10/15/2019	1,287	1,285,007
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	3,121	3,114,771
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%		3/15/2019	164	163,916
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%		2/16/2021	1,377	1,364,756
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%		10/15/2020	2,467	2,449,630
Santander Drive Auto Receivables Trust 2013-5 E†	3.73%		3/15/2021	4,372	4,389,895
Santander Drive Auto Receivables Trust 2014-3 C	2.13%		8/17/2020	500	500,026
Santander Drive Auto Receivables Trust 2014-3 D	2.65%		8/17/2020	917	918,451
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	570	570,997
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	2,800	2,844,083
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	210	210,615
Santander Drive Auto Receivables Trust 2015-5 C	2.74%		12/15/2021	4,574	4,584,127
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	655	653,913
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	10	10,496
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	734	730,578
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	2,924	2,921,927
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	454	451,244
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%		11/16/2020	2,769	2,765,685
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%		9/16/2019	39	38,732
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	2,589	2,530,292
TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%		1/15/2020	480	479,687
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	1,156	1,134,026
Westlake Automobile Receivables Trust 2016-2A A2†	1.57%		6/17/2019	157	156,907
Total					146,157,663

Credit Cards 6.09%

Barclays Dryrock Issuance Trust 2015-2 A	1.56%		3/15/2021	4,977	4,972,515
Barclays Dryrock Issuance Trust 2017-2 A	1.888%(1 Mo. LIBOR + .30%)	#	5/15/2023	5,056	5,066,993
Capital One Multi-Asset Execution Trust 2015-A1	1.39%		1/15/2021	1,084	1,083,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	$387	$386,367
Capital One Multi-Asset Execution Trust 2017-A5	2.168%(1 Mo. LIBOR + .58%)	#	7/15/2027	1,210	1,229,112
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	2,929	2,858,153
Chase Issuance Trust 2015-A7	1.62%		7/15/2020	1,824	1,820,615
Citibank Credit Card Issuance Trust 2013-A7	2.011%(1 Mo. LIBOR + .43%)	#	9/10/2020	3,602	3,609,195
Citibank Credit Card Issuance Trust 2017-A2	1.74%		1/19/2021	5,108	5,082,049
Citibank Credit Card Issuance Trust 2017-A5	2.216%(1 Mo. LIBOR + 0.62%)	#	4/22/2026	1,862	1,880,574
Discover Card Execution Note Trust 2013-A6	2.038%(1 Mo. LIBOR + .45%)	#	4/15/2021	6,466	6,482,127
Discover Card Execution Note Trust 2014-A1	2.018%(1 Mo. LIBOR + .43%)	#	7/15/2021	6,402	6,418,262
Master Credit Card Trust II Series 2018-1A B†	3.245%		7/22/2024	1,758	1,738,486
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	2,710	2,661,266
Trillium Credit Card Trust II 2016-1A A†	2.341%(1 Mo. LIBOR + .72%)	#	5/26/2021	9,043	9,056,118
World Financial Network Credit Card Master Trust 2012-C A	2.23%		8/15/2022	4,402	4,400,077
World Financial Network Credit Card Master Trust 2015-A	2.068%(1 Mo. LIBOR + .48%)	#	2/15/2022	4,972	4,974,366
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	747	723,283
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	3,031	3,005,772
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	5,031	4,949,325
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	2,213	2,178,216
World Financial Network Credit Card Master Trust 2018-A	3.07%		12/16/2024	1,831	1,834,206
Total					76,410,945

Other 10.37%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	939	935,321
Ally Master Owner Trust 2015-3 A	1.63%		5/15/2020	5,331	5,326,978
AMMC CLO XII Ltd. 2013-12A AR†	3.011%(3 Mo. LIBOR + 1.2%)	#	11/10/2030	1,867	1,880,167
Apidos CLO XII 2013-12A AR†	3.024%(3 Mo. LIBOR + 1.08%)	#	4/15/2031	500	500,026
Apidos CLO XVI 2013-16A CR†	4.739%(3 Mo. LIBOR + 3.00%)	#	1/19/2025	500	502,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Ares XXIX CLO Ltd. 2014-1A A1R†	2.912%(3 Mo. LIBOR + 1.19%)	#	4/17/2026	$2,500	$2,502,164
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	311	310,416
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	784	776,427
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	506	500,769
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	1,528	1,524,667
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	487	482,376
Ascentium Equipment Receivables Trust 2017-2A A1†	1.45%		11/13/2018	2,694	2,693,801
Atrium XIII 13A A1†	2.621%(3 Mo. LIBOR + 1.18%)	#	11/21/2030	900	906,783
Birchwood Park CLO Ltd. 2014-1A AR†	2.90%(3 Mo. LIBOR + 1.18%)	#	7/15/2026	3,000	3,008,323
BlueMountain CLO Ltd. 2013-2A A1R†	2.925%(3 Mo. LIBOR + 1.18%)	#	10/22/2030	1,681	1,693,953
BMW Floorplan Master Owner Trust 2015-1A A†	2.088%(1 Mo. LIBOR + .50%)	#	7/15/2020	5,502	5,510,195
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.922%(3 Mo. LIBOR + 1.20%)	#	10/15/2026	2,500	2,506,179
Cavalry CLO IV Ltd. 2014-4A B1R†	3.072%(3 Mo. LIBOR + 1.35%)	#	10/15/2026	559	559,855
Cedar Funding VII CLO Ltd. 2018-7A A1†(a)	3.057%(3 Mo. LIBOR + 1.00%)	#	1/20/2031	2,076	2,081,190
Cent CLO Ltd. 2013-17A A1†	3.067%(3 Mo. LIBOR + 1.30%)	#	1/30/2025	769	769,407
Cent CLO Ltd. 2013-18A A†	2.865%(3 Mo. LIBOR + 1.12%)	#	7/23/2025	559	561,566
CIFC Funding Ltd. 2017-5A A1†	2.543%(3 Mo. LIBOR + 1.18%)	#	11/16/2030	4,093	4,121,907
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	81	81,054
CNH Equipment Trust 2014-C A4	1.65%		9/15/2021	1,405	1,399,830
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	2,821	2,818,583
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	249	248,562
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	476	475,231
Diamond Resorts Owner Trust 2013-1 A†	1.95%		1/20/2025	289	288,952
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	366	363,623
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	254	251,431
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	1,653	1,621,334
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	1,668	1,666,406
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	2,863	2,805,589
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	2,621	2,607,872
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	967	962,918
Ford Credit Floorplan Master Owner Trust 2016-4 A	2.118%(1 Mo. LIBOR + .53%)	#	7/15/2020	5,523	5,532,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Galaxy XXI CLO Ltd. 2015-21A AR†(a)	3.045%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	$735	$735,000	(b)
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	1,385	1,383,888
Jamestown CLO VII Ltd. 2015-7A CR†	4.345%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	1,431	1,433,398
JFIN CLO Ltd. 2014-1A B1R†	3.195%(3 Mo. LIBOR + 1.45%)	#	4/21/2025	2,500	2,502,988
KKR CLO Ltd. 11 AR†	2.902%(3 Mo. LIBOR + 1.18%)	#	1/15/2031	4,813	4,846,395
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	151	150,567
Marble Point CLO XI Ltd. 2017-2A A†	2.793%(3 Mo. LIBOR + 1.18%)	#	12/18/2030	4,231	4,249,308
Mercedes-Benz Master Owner Trust 2015-BA A†	1.968%(1 Mo. LIBOR + .38%)	#	4/15/2020	4,551	4,552,321
Missouri Higher Education Loan Authority 2012-1 A1	2.391%(1 Mo. LIBOR + .83%)	#	1/26/2026	1,085	1,083,502
MMAF Equipment Finance LLC 2012-AA A5†	1.98%		6/10/2032	1,967	1,964,060
Mountain View CLO X Ltd. 2015-10A BR†	3.117%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	1,449	1,449,590
Navient Student Loan Trust 2016-7A A†	2.771%(1 Mo. LIBOR + 1.15%)	#	3/25/2066	1,734	1,771,605
Navient Student Loan Trust 2017-2A A†	2.671%(1 Mo. LIBOR + 1.05%)	#	12/27/2066	2,139	2,174,322
Oaktree EIF II Series Ltd. 2014-A2 AR†	2.989%(3 Mo. LIBOR + 1.15%)	#	11/15/2025	2,250	2,260,361
Oaktree EIF II Series Ltd. 2014-A2 BR†	3.539%(3 Mo. LIBOR + 1.70%)	#	11/15/2025	2,300	2,308,187
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	940	944,635
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,101	1,113,314
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	118	119,473
Palmer Square Loan Funding Ltd. 2017-1A B†	3.422%(3 Mo. LIBOR + 1.70%)	#	10/15/2025	1,246	1,249,116
Palmer Square Loan Funding Ltd. 2018-1A A1†(a)	2.871%(3 Mo. LIBOR + .6%)	#	4/15/2026	2,784	2,784,000
Palmer Square Loan Funding Ltd. 2018-1A A2†(a)	3.321%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	946	946,000
Palmer Square Loan Funding Ltd. 2018-1A B†(a)	3.671%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	716	715,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Pennsylvania Higher Education Assistance Agency 2006-1 B	2.015%(3 Mo. LIBOR + .27%)	#	4/25/2038	$797	$771,566
PFS Financing Corp. 2015-AA A†	2.208%(1 Mo. LIBOR + .62%)	#	4/15/2020	2,910	2,911,709
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	1,069	1,068,723	(b)
Regatta IV Funding Ltd. 2014-1A DR†	5.045%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	1,500	1,517,685
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	1,022	1,009,437
SLC Student Loan Trust 2008-1 A4A	3.189%(3 Mo. LIBOR + 1.60%)	#	12/15/2032	3,423	3,542,297
SLM Private Education Loan Trust 2010-A 2A†	4.838%(1 Mo. LIBOR + 3.25%)	#	5/16/2044	639	657,127
SoFi Professional Loan Program LLC 2017-E A1†	2.121%(1 Mo. LIBOR + .5%)	#	11/26/2040	2,259	2,267,419
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040	1,889	1,851,124
SoFi Professional Loan Program LLC 2018-A A2B†	2.95%		2/25/2042	2,006	1,975,879
Sound Point CLO II Ltd. 2013-1A A1R†	2.823%(3 Mo. LIBOR + 1.07%)	#	1/26/2031	843	844,371
Tralee CLO III Ltd. 2014-3A AR†	2.775%(3 Mo. LIBOR + 1.03%)	#	10/20/2027	3,556	3,565,453
Tryon Park CLO Ltd. 2013-1A A1†	2.842%(3 Mo. LIBOR + 1.12%)	#	7/15/2025	620	622,358
Volvo Financial Equipment LLC 2015-1A A4†	1.91%		1/15/2020	618	616,237
Voya CLO Ltd. 2017-4A A1†	2.514%(3 Mo. LIBOR + 1.13%)	#	10/15/2030	1,158	1,160,606
WhiteHorse VIII Ltd. 2014-1A AR†	2.277%(3 Mo. LIBOR + .9%)	#	5/1/2026	4,332	4,330,642
Total					130,228,453
Total Asset-Backed Securities (cost $353,696,565)					352,797,061

CORPORATE BONDS 19.78%

Automotive 0.63%

Ford Motor Co.	7.45%		7/16/2031	2,559	3,123,075
General Motors Co.	6.60%		4/1/2036	4,111	4,791,433
Total					7,914,508

Banks: Regional 6.92%

Banco de Credito e Inversiones SA (Chile)†(c)	3.50%		10/12/2027	1,290	1,215,696
Bank of America Corp.	3.593%	#(d)	7/21/2028	2,890	2,814,423
Bank of America Corp.	3.824%	#(d)	1/20/2028	3,958	3,931,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of America Corp.	4.00%		1/22/2025	$1,716	$1,725,181
Bank of America Corp.	4.45%		3/3/2026	940	962,743
Bank of Montreal (Canada)†(c)	1.75%		6/15/2021	7,842	7,559,928
Bank of Montreal (Canada)†(c)	2.50%		1/11/2022	6,474	6,376,057
Citigroup, Inc.	3.668%	#(d)	7/24/2028	3,377	3,307,332
Citigroup, Inc.	3.887%	#(d)	1/10/2028	2,574	2,565,341
Citigroup, Inc.	4.45%		9/29/2027	1,374	1,403,776
Commonwealth Bank of Australia (Australia)†(c)	4.316%		1/10/2048	697	671,861
Commonwealth Bank of Australia (Australia)†(c)	4.50%		12/9/2025	1,622	1,645,939
First Republic Bank	4.625%		2/13/2047	1,072	1,101,140
Goldman Sachs Group, Inc. (The)	2.908%	#(d)	6/5/2023	2,518	2,456,865
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	2,388	3,030,266
Intesa Sanpaolo SpA (Italy)†(c)	3.875%		1/12/2028	1,443	1,375,417
JPMorgan Chase & Co.	3.54%	#(d)	5/1/2028	1,452	1,416,258
JPMorgan Chase & Co.	3.782%	#(d)	2/1/2028	5,499	5,483,077
Morgan Stanley	3.625%		1/20/2027	1,528	1,499,638
Morgan Stanley	3.875%		1/27/2026	2,306	2,313,972
Morgan Stanley	4.00%		7/23/2025	2,870	2,909,853
Morgan Stanley	7.25%		4/1/2032	290	385,036
Santander UK plc (United Kingdom)†(c)	5.00%		11/7/2023	575	599,557
Santander UK plc (United Kingdom)(c)	7.95%		10/26/2029	2,280	2,892,351
Toronto-Dominion Bank (The) (Canada)†(c)	2.50%		1/18/2022	7,769	7,651,262
Toronto-Dominion Bank (The) (Canada)(c)	3.625%	#(d)	9/15/2031	3,505	3,377,542
UBS AG	7.625%		8/17/2022	2,229	2,541,060
Wells Fargo & Co.	3.00%		10/23/2026	2,539	2,397,014
Wells Fargo Bank NA	5.85%		2/1/2037	5,775	7,021,080
Wells Fargo Bank NA	6.60%		1/15/2038	1,583	2,094,767
Westpac Banking Corp. (Australia)(c)	4.322%	#(d)	11/23/2031	2,122	2,126,753
Total					86,852,906

Beverages 0.66%

Anheuser-Busch InBev Finance, Inc.	4.625%		2/1/2044	2,165	2,238,432
Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	4,967	5,235,263
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025	800	785,354
Total					8,259,049

Business Services 0.05%

Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%		7/30/2027	704	670,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.22%

Mexichem SAB de CV (Mexico)†(c)	4.875%	9/19/2022	$550	$573,375
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	3.949%	4/24/2023	2,250	2,240,257
Total				2,813,632

Computer Hardware 0.30%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	656	659,989
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	592	625,651
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	1,950	2,089,467
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	297	376,930
Total				3,752,037

Computer Software 0.16%

Oracle Corp.	6.125%	7/8/2039	1,557	2,040,464

Drugs 0.06%

Bayer Corp.†	6.65%	2/15/2028	629	762,125

Electric: Power 2.08%

Appalachian Power Co.	7.00%	4/1/2038	1,098	1,506,431
Berkshire Hathaway Energy Co.†	3.80%	7/15/2048	733	700,358
Cleveland Electric Illuminating Co. (The)†	3.50%	4/1/2028	918	886,972
Dominion Energy, Inc.	7.00%	6/15/2038	468	616,789
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(c)	4.45%	8/1/2035	650	650,972
Exelon Generation Co. LLC	5.60%	6/15/2042	2,000	2,107,040
Massachusetts Electric Co.†	4.004%	8/15/2046	1,317	1,311,890
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	700	686,554
Ohio Edison Co.	8.25%	10/15/2038	1,725	2,554,460
Pacific Gas & Electric Co.†	3.30%	12/1/2027	3,473	3,280,252
Pacific Gas & Electric Co.	6.05%	3/1/2034	1,877	2,193,361
PPL Electric Utilities Corp.	5.20%	7/15/2041	554	640,246
Progress Energy, Inc.	7.75%	3/1/2031	3,047	4,157,475
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,104,598
South Carolina Electric & Gas Co.	6.05%	1/15/2038	1,008	1,201,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

South Carolina Electric & Gas Co.	6.625%	2/1/2032	$581	$714,947
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	1,766,548
Total				26,080,720

Electrical Equipment 0.07%

Xilinx, Inc.	2.95%	6/1/2024	885	857,385

Financial Services 0.86%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	362,897
Affiliated Managers Group, Inc.	4.25%	2/15/2024	715	737,235
Discover Financial Services	4.10%	2/9/2027	1,087	1,077,112
E*TRADE Financial Corp.	3.80%	8/24/2027	540	525,676
GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	4.418%	11/15/2035	3,405	3,349,604
International Lease Finance Corp.	5.875%	4/1/2019	1,876	1,937,504
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	882	904,384
SUAM Finance BV (Curacao)†(c)	4.875%	4/17/2024	1,835	1,903,996
Total				10,798,408

Health Care Services 0.33%

Ascension Health	3.945%	11/15/2046	681	682,723
HCA, Inc.	5.50%	6/15/2047	1,009	998,910
Kaiser Foundation Hospitals	4.15%	5/1/2047	962	986,524
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,286	1,262,466
NYU Hospitals Center	4.368%	7/1/2047	217	223,898
Total				4,154,521

Insurance 0.66%

Lincoln National Corp.	6.30%	10/9/2037	502	622,083
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,629	5,054,057
Unum Group	5.75%	8/15/2042	713	843,512
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,778,323
Total				8,297,975

Leisure 0.13%

Carnival plc	7.875%	6/1/2027	1,230	1,567,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.18%

Siemens Financieringsmaatschappij NV (Netherlands)†(c)	3.40%	3/16/2027	$2,247	$2,215,581

Media 1.28%

21st Century Fox America, Inc.	6.20%	12/15/2034	284	352,811
21st Century Fox America, Inc.	7.75%	12/1/2045	634	967,057
Comcast Corp.	3.15%	3/1/2026	4,318	4,168,484
Comcast Corp.	3.969%	11/1/2047	4,136	3,873,024
Cox Communications, Inc.†	8.375%	3/1/2039	3,194	4,461,522
Time Warner Cable LLC	7.30%	7/1/2038	1,864	2,241,646
Total				16,064,544

Metals & Minerals: Miscellaneous 0.19%

Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	2,270	2,428,847

Natural Gas 0.14%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,711	1,753,959

Oil 1.04%

Eni SpA (Italy)†(c)	5.70%	10/1/2040	5,053	5,429,537
Kerr-McGee Corp.	7.875%	9/15/2031	1,678	2,209,909
Raizen Fuels Finance SA (Luxembourg)†(c)	5.30%	1/20/2027	1,452	1,493,745
Shell International Finance BV (Netherlands)(c)	6.375%	12/15/2038	1,603	2,121,363
Valero Energy Corp.	10.50%	3/15/2039	1,127	1,833,132
Total				13,087,686

Oil: Crude Producers 0.75%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	770	753,163
Energy Transfer LP	7.50%	7/1/2038	2,143	2,606,076
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,925,064
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	652	782,312
Kinder Morgan, Inc.	7.75%	1/15/2032	1,827	2,333,297
Total				9,399,912

Oil: Integrated Domestic 0.30%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	2,559	2,445,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Halliburton Co.	6.70%	9/15/2038	$326	$426,316
National Oilwell Varco, Inc.	3.95%	12/1/2042	1,012	879,949
Total				3,752,264

Paper & Forest Products 0.10%

Fibria Overseas Finance Ltd. (Brazil)(c)	4.00%	1/14/2025	1,300	1,279,297

Real Estate Investment Trusts 0.84%

EPR Properties	4.75%	12/15/2026	888	891,390
EPR Properties	5.25%	7/15/2023	4,129	4,361,217
Goodman US Finance Four LLC†	4.50%	10/15/2037	745	739,598
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(c)	3.875%	3/20/2027	2,259	2,250,870
SL Green Operating Partnership LP	3.25%	10/15/2022	877	862,467
VEREIT Operating Partnership LP	3.95%	8/15/2027	1,574	1,494,714
Total				10,600,256

Steel 0.06%

Vale Overseas Ltd. (Brazil)(c)	6.875%	11/10/2039	610	739,625

Technology 1.01%

Alibaba Group Holding Ltd. (China)(c)	3.60%	11/28/2024	1,950	1,948,293
Alibaba Group Holding Ltd. (China)(c)	4.40%	12/6/2057	200	190,791
Amazon.com, Inc.†	3.15%	8/22/2027	2,086	2,014,861
Amazon.com, Inc.	4.80%	12/5/2034	778	864,071
Amazon.com, Inc.	5.20%	12/3/2025	4,738	5,274,435
Tencent Holdings Ltd. (China)†(c)	3.375%	5/2/2019	900	906,857
Tencent Holdings Ltd. (China)†(c)	3.595%	1/19/2028	1,449	1,408,988
Total				12,608,296

Telecommunications 0.49%

AT&T, Inc.	5.15%	2/14/2050	336	336,653
AT&T, Inc.	6.00%	8/15/2040	3,604	4,014,439
Verizon Communications, Inc.	4.862%	8/21/2046	1,814	1,805,459
Total				6,156,551

Transportation: Miscellaneous 0.06%

Burlington Northern Santa Fe LLC	5.75%	5/1/2040	636	783,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.21%

Aquarion Co.†	4.00%	8/15/2024	$2,500	$2,574,800
Total Corporate Bonds (cost $248,748,754)				248,266,668

FOREIGN GOVERNMENT OBLIGATIONS 7.89%

Bahamas 0.05%

Commonwealth of Bahamas†(c)	6.95%	11/20/2029	588	645,198

Bermuda 0.11%

Government of Bermuda†	3.717%	1/25/2027	1,400	1,372,000

Canada 1.86%

Province of Ontario Canada(c)	2.55%	2/12/2021	12,905	12,855,849
Province of Quebec Canada(c)	2.375%	1/31/2022	6,189	6,072,507
Province of Quebec Canada(c)	2.75%	4/12/2027	4,575	4,402,037
Total				23,330,393

Cayman Islands 0.06%

Cayman Islands Government†	5.95%	11/24/2019	700	745,500

Indonesia 0.08%

Republic of Indonesia†(c)	4.35%	1/8/2027	948	963,379

Japan 5.46%

Japan Bank for International Corp.(c)	2.125%	7/21/2020	2,914	2,872,925
Japan Bank for International Corp.(c)	2.125%	11/16/2020	43,282	42,492,086
Japan Bank for International Corp.(c)	2.375%	7/21/2022	3,694	3,603,673
Japan Bank for International Corp.(c)	2.375%	11/16/2022	8,380	8,168,641
Japan Bank for International Corp.(c)	2.50%	6/1/2022	5,130	5,039,265
Japan Finance Organization for Municipalities†(c)	2.625%	4/20/2022	6,448	6,337,110
Total				68,513,700

Mexico 0.27%

United Mexican States(c)	4.00%	10/2/2023	3,360	3,430,140
Total Foreign Government Obligations (cost $100,250,301)				99,000,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.12%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.297%	#(e)	2/25/2032	$12,428	$1,913,715
Freddie Mac Multifamily Structured Pass-Through Certificates K072 A2	3.444%		12/25/2027	2,364	2,395,499
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	202	200,090
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(e)	11/16/2055	4,493	4,437,009
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(e)	2/16/2049	3,270	3,218,653
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(e)	2/16/2053	756	742,772
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,801	3,694,401
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	3,363	3,242,582
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,800	1,740,198
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,175	1,131,243
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,320	1,284,891
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,104	1,069,181
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,542	1,491,914
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $27,301,707)					26,562,148

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 30.16%

Federal Home Loan Mortgage Corp.	0.75%		4/9/2018	33,259	33,234,488
Federal Home Loan Mortgage Corp.	4.00%		8/1/2047	12,058	12,407,112
Federal Home Loan Mortgage Corp.	5.00%		4/1/2021 - 6/1/2026	1,036	1,073,195
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 7/1/2043	8,243	8,295,806
Federal National Mortgage Assoc.(f)	3.50%		TBA	96,900	96,741,019
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 9/1/2047	30,929	31,840,703
Federal National Mortgage Assoc.(f)	4.00%		TBA	21,600	22,128,609
Federal National Mortgage Assoc.	4.50%		9/1/2047	13,020	13,673,332
Federal National Mortgage Assoc.(f)	4.50%		TBA	104,500	109,459,669
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 9/1/2036	4,319	4,749,915
Federal National Mortgage Assoc.	6.50%		1/1/2036	36	41,306
Government National Mortgage Assoc.(f)	4.00%		TBA	43,900	45,042,086
Total Government Sponsored Enterprises Pass-Throughs (cost $384,914,141)					378,687,240

MUNICIPAL BOND 0.05%

Miscellaneous

Pennsylvania (cost $692,374)	5.35%		5/1/2030	650	684,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.73%

BANK 2018-BN10 AS	3.898%		2/15/2061	$1,919	$1,952,512
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	2,100	2,017,967
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	3,550	3,590,677
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	2,164	2,193,765
CCUBS Commercial Mortgage Trust 2017-C1 AS	3.907%	#(e)	11/15/2050	1,489	1,506,461
CCUBS Commercial Mortgage Trust 2017-C1 B	4.159%	#(e)	11/15/2050	1,694	1,706,171
CFCRE Commercial Mortgage Trust 2017-C8 B	4.199%	#(e)	6/15/2050	561	565,241
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.232%	#(e)	5/10/2047	23,948	1,386,614
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,297,366
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(e)	4/15/2049	709	539,620
Citigroup Commercial Mortgage Trust 2017-P8 AS	3.789%	#(e)	9/15/2050	2,128	2,144,929
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.217%	#(e)	8/10/2047	4,223	203,137
Commercial Mortgage Pass-Through Certificates 2014-UBS4 AM	3.968%		8/10/2047	250	253,521
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.646%	#(e)	10/10/2048	1,000	982,138
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.646%	#(e)	10/10/2048	2,000	1,759,318
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.441%	#(e)	7/10/2050	620	619,930
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441%	#(e)	7/10/2050	1,138	1,068,557
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.441%	#(e)	7/10/2050	1,471	1,218,635
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.301%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	2,890	2,895,742
CSAIL Commercial Mortgage Trust 2015-C2 C	4.208%	#(e)	6/15/2057	325	299,074
DBWF Mortgage Trust 2015-LCM D†	3.421%	#(e)	6/10/2034	895	760,768
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(e)	12/15/2034	953	950,254
GS Mortgage Securities Corp. II 2017-GS8 B	3.953%	#(e)	11/10/2050	404	404,002
GS Mortgage Securities Trust 2015-GC32 C	4.412%	#(e)	7/10/2048	685	687,237
Hilton Orlando Trust 2018-ORL A†(a)	2.344%(1 Mo. LIBOR + .77%)	#	12/15/2034	4,123	4,133,658
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,351,357
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(e)	8/5/2034	2,231	2,081,345
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.137%	#(e)	4/15/2047	4,651	116,983
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.266%	#(e)	4/15/2047	1,381	26,736
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.307%	#(e)	7/15/2048	2,629	2,555,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 B	4.05%		9/15/2050	$635	$643,199
Morgan Stanley Capital I 2017-HR2 B	4.061%	#(e)	12/15/2050	1,832	1,845,227
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(e)	9/25/2042	449	428,556
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(e)	1/5/2043	250	252,415
UBS Commercial Mortgage Trust 2017-C5 B	4.10%	#(e)	11/15/2050	2,073	2,076,604
UBS Commercial Mortgage Trust 2017-C6 B	4.154%	#(e)	12/15/2050	1,053	1,059,281
UBS Commercial Mortgage Trust 2018-C8 B	4.567%	#(e)	2/15/2051	2,732	2,812,389
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.132%	#(e)	5/15/2048	2,000	1,623,342
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(e)	7/15/2048	343	334,424
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.88%	#(e)	1/15/2059	1,524	1,243,541
Wells Fargo Commercial Mortgage Trust 2017-C41 B	4.188%	#(e)	11/15/2050	2,006	2,020,286
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.092%	#(e)	5/15/2047	9,239	403,788
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.568%	#(e)	5/15/2047	1,909	63,816
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.655%	#(e)	10/15/2057	24,081	749,437
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(e)	10/15/2057	36,416	585,118
Total Non-Agency Commercial Mortgage-Backed Securities (cost $59,228,338)					59,410,921

U.S. TREASURY OBLIGATIONS 23.78%

U.S. Treasury Bond	2.75%		8/15/2047	12,284	11,382,613
U.S. Treasury Bond	3.00%		5/15/2047	31,318	30,531,992
U.S. Treasury Bond	3.625%		2/15/2044	29,905	32,604,627
U.S. Treasury Inflation Indexed Note(g)	0.125%		4/15/2022	12,642	12,445,372
U.S. Treasury Inflation Indexed Note(g)	0.625%		1/15/2026	25,007	24,872,490
U.S. Treasury Note	1.375%		6/30/2018	12,914	12,895,840
U.S. Treasury Note	1.375%		5/31/2021	20,746	20,036,908
U.S. Treasury Note	1.625%		12/31/2019	4,764	4,711,242
U.S. Treasury Note	1.875%		12/15/2020	25,018	24,671,559
U.S. Treasury Note	1.875%		4/30/2022	14,249	13,845,742
U.S. Treasury Note	2.00%		11/30/2022	29,059	28,237,743
U.S. Treasury Note	2.25%		2/29/2020	28,502	28,498,660
U.S. Treasury Note	2.25%		11/15/2027	970	917,976
U.S. Treasury Note	2.375%		1/31/2023	5,158	5,093,525
U.S. Treasury Note	2.625%		11/15/2020	5,412	5,446,671
U.S. Treasury Note	2.625%		2/28/2023	36,041	36,005,100
U.S. Treasury Notes	2.25%		2/15/2021	6,334	6,305,052
Total U.S. Treasury Obligations (cost $301,563,608)					298,503,112
Total Long-Term Investments (cost $1,476,395,788)					1,463,912,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 6.02%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $5,935,000 of U.S. Treasury Note at 1.875% due 7/31/2022; value: $5,755,650; proceeds: $5,638,178	$5,638	$5,638,093
Repurchase Agreement dated 2/28/2018, 1.30% due 3/1/2018 with JPMorgan Chase & Co. collateralized by $66,825,000 of Federal Home Loan Mortgage Corp. at 1.625% due 9/29/2020; $5,530,000 of Federal Home Loan Mortgage Corp. at 1.875% due 11/17/2020; value: $71,469,821; proceeds: $70,002,528	70,000	70,000,000
Total Short-Term Investments (cost $75,638,093)		75,638,093
Total Investments in Securities 122.63% (cost $1,552,033,881)		1,539,550,101
Liabilities in Excess of Cash and Other Assets(h) (22.63%)		(284,071,722)
Net Assets 100.00%		$1,255,478,379

IO	Interest Only.
LIBOR	London Interbank Offered Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2018.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2018	450	Long	$51,265,652	$51,268,360	$2,708
U.S. 10-Year Ultra Treasury Bond	June 2018	210	Short	(26,912,430)	(26,893,125)	19,305
U.S. Long Bond	June 2018	81	Long	11,581,248	11,618,438	37,190
Unrealized Appreciation on Open Futures Contracts						$59,203

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2018

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2018	390	Long	$82,881,755	$82,862,813	$(18,942)

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Other	$—	$128,424,730	$1,803,723	$130,228,453
Remaining Industries	—	222,568,608	—	222,568,608
Corporate Bonds	—	248,266,668	—	248,266,668
Foreign Government Obligations	—	99,000,310	—	99,000,310
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	26,562,148	—	26,562,148
Government Sponsored Enterprises Pass-Throughs	—	378,687,240	—	378,687,240
Municipal Bond	—	684,548	—	684,548
Non-Agency Commercial Mortgage-Backed Securities	—	59,410,921	—	59,410,921
U.S. Treasury Obligations	—	298,503,112	—	298,503,112
Repurchase Agreement	—	75,638,093	—	75,638,093
Total	$—	$1,537,746,378	$1,803,723	$1,539,550,101
Other Financial Instruments
Futures Contracts
Assets	$59,203	$—	$—	$59,203
Liabilities	(18,942)	—	—	(18,942)
Total	$40,261	$—	$—	$40,261

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2017	$7,265,948
Accrued Discounts (Premiums)	2
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(2,147)
Purchases	1,805,868
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(7,265,948)
Balance as of February 28, 2018	$1,803,723
Change in unrealized appreciation/depreciation for period ended February 28, 2018 related to Level 3 investments held at February 28, 2018	$(2,147)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 113.96%

ASSET-BACKED SECURITIES 25.57%

Automobiles 9.70%

Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	$7		$6,973
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	6		6,212
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	80		80,180
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	43		42,595
AmeriCredit Automobile Receivables Trust 2014-3 B	1.92%	11/8/2019	4		3,843
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	12		11,984
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	—	(a)	97
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	3		3,462
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	16		15,938
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	12		11,871
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	7		6,898
AmeriCredit Automobile Receivables Trust 2017-4 C	2.60%	9/18/2023	32		31,489
AmeriCredit Automobile Receivables Trust 2017-4 D	3.08%	12/18/2023	26		25,675
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	53		52,902
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	9		8,995
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	43		42,742
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	6		5,625
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	25		25,181
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	26		25,576
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	18		17,668
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	8		7,851
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	73		71,536
CarMax Auto Owner Trust 2014-2 C	2.08%	1/15/2020	8		7,995
CarMax Auto Owner Trust 2014-3 C	2.29%	6/15/2020	10		9,993
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	22		21,976
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	3		3,143
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	138		137,569
Chrysler Capital Auto Receivables Trust 2014-AA C†	2.28%	11/15/2019	16		15,937
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	100		99,477
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	6		6,498
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	18		18,102
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	4		4,073
Drive Auto Receivables Trust 2017-2 A2A	1.63%	8/15/2019	6		6,188
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	23		22,974
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	11		11,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024	$11		$11,247
Drive Auto Receivables Trust 2017-BA B†	2.20%		5/15/2020	9		9,010
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	12		12,016
First Investors Auto Owner Trust 2016-2A A1†	1.53%		11/16/2020	4		4,241
First Investors Auto Owner Trust 2017-3A A2†	2.41%		12/15/2022	14		13,830
First Investors Auto Owner Trust 2017-3A B†	2.72%		4/17/2023	10		9,845
Flagship Credit Auto Trust 2014-1 B†	2.55%		2/18/2020	—	(a)	197
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	11		10,695
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	12		11,519
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	10		9,907
Ford Credit Auto Owner Trust 2014-C A3	1.06%		5/15/2019	1		1,334
Ford Credit Auto Owner Trust 2016-C A2A	1.04%		9/15/2019	7		6,747
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%		10/15/2021	51		51,020
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%		12/20/2019	11		10,952
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%		1/21/2020	8		8,251
GM Financial Consumer Automobile 2017-1A B†	2.30%		6/16/2023	3		2,947
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%		4/15/2020	7		6,603
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	6		5,595
Hyundai Auto Lease Securitization Trust 2016-B A3†	1.52%		10/15/2019	95		94,834
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	33		32,934
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%		12/16/2019	5		5,049
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%		3/15/2019	1		1,442
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%		2/16/2021	14		13,876
Santander Drive Auto Receivables Trust 2014-3 C	2.13%		8/17/2020	5		4,523
Santander Drive Auto Receivables Trust 2014-3 D	2.65%		8/17/2020	18		18,028
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	6		5,754
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	—	(a)	94
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	7		6,967
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	28		27,850
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	5		4,970
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%		11/16/2020	29		28,965
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%		9/16/2019	—	(a)	352
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	29		28,845
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%		11/15/2019	2		1,536
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	11		10,791
Total						1,342,994

Credit Cards 3.51%

Capital One Multi-Asset Execution Trust 2017-A5	2.168%(1 Mo. LIBOR + .58%)	#	7/15/2027	12		12,189
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	29		28,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Chase Issuance Trust 2015-A7	1.62%		7/15/2020	$100	$99,814
Citibank Credit Card Issuance Trust 2017-A2	1.74%		1/19/2021	100	99,492
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	100	98,202
World Financial Network Credit Card Master Trust 2015-A	2.068%(1 Mo. LIBOR + 0.48%)	#	2/15/2022	45	45,021
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	29	28,759
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	52	51,156
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	23	22,638
Total					485,570

Other 12.36%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	195	194,211
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	2	2,478
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	14	14,109
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	4	3,962
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	3	2,875
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	73	72,457
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	51	50,785
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	82	80,864
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	100	97,995
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	20	19,846
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	22	21,668
KKR CLO Ltd. 11 AR†	2.902%(3 Mo. LIBOR + 1.18%)	#	1/15/2031	250	251,735
Mercedes-Benz Master Owner Trust 2015-BA A†	1.968%(1 Mo. LIBOR + 0.38%)	#	4/15/2020	100	100,029
Missouri Higher Education Loan Authority 2012-1 A1	2.391%(1 Mo. LIBOR + 0.83%)	#	1/26/2026	117	117,009
Navient Student Loan Trust 2017-2A A†	2.671%(1 Mo. LIBOR + 1.05%)	#	12/27/2066	89	90,559
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.015%(3 Mo. LIBOR + .27%)	#	4/25/2038	50	48,710
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	100	99,996
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	94	92,864
Shackleton CLO 2014-6A A2R†	2.891%(3 Mo. LIBOR + 1.16%)	#	7/17/2026	250	250,639
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040	100	97,995
Total					1,710,786
Total Asset-Backed Securities (cost $3,554,464)					3,539,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 39.22%

Air Transportation 0.08%

Air Canada (Canada)†(b)	7.75%		4/15/2021	$10	$11,088

Auto Parts: Original Equipment 0.24%

American Axle & Manufacturing, Inc.	6.25%		4/1/2025	24	24,855
TI Group Automotive Systems LLC (United Kingdom)†(b)	8.75%		7/15/2023	8	8,520
Total					33,375

Automotive 1.21%

BCD Acquisition, Inc.†	9.625%		9/15/2023	10	10,912
Ford Motor Co.	7.45%		7/16/2031	50	61,021
General Motors Co.	6.60%		4/1/2036	56	65,269
Tesla, Inc.†	5.30%		8/15/2025	31	29,644
Total					166,846

Banks: Regional 7.08%

Bank of America Corp.	3.824%	#(c)	1/20/2028	127	126,157
Bank of America Corp.	4.00%		1/22/2025	7	7,037
Bank of America Corp.	4.45%		3/3/2026	8	8,194
Bank of Montreal (Canada)†(b)	2.50%		1/11/2022	64	63,032
CIT Group, Inc.	6.00%		4/1/2036	15	14,250
Citigroup, Inc.	3.887%	#(c)	1/10/2028	121	120,593
Citigroup, Inc.	4.45%		9/29/2027	13	13,282
European Investment Bank (Luxembourg)(b)	1.25%		5/15/2018	18	17,974
Goldman Sachs Group, Inc. (The)	2.908%	#(c)	6/5/2023	25	24,393
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	27	34,262
JPMorgan Chase & Co.	3.782%	#(c)	2/1/2028	48	47,861
Macquarie Bank Ltd. (Australia)†(b)	6.625%		4/7/2021	16	17,461
Morgan Stanley	3.625%		1/20/2027	25	24,536
Morgan Stanley	3.875%		1/27/2026	9	9,031
Morgan Stanley	4.00%		7/23/2025	17	17,236
Popular, Inc.	7.00%		7/1/2019	20	20,700
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%		12/15/2022	40	42,703
Santander UK plc (United Kingdom)(b)	7.95%		10/26/2029	30	38,057
Toronto-Dominion Bank (The) (Canada)†(b)	2.50%		1/18/2023	277	272,802
Toronto-Dominion Bank (The) (Canada)(b)	3.625%	#(c)	9/15/2031	7	6,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Wells Fargo Capital X	5.95%		12/1/2086	$30	$33,015
Westpac Banking Corp. (Australia)(b)	4.322%	#(c)	11/23/2031	20	20,045
Total					979,366

Beverages 0.21%

Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	27	28,458

Biotechnology Research & Production 0.15%

Amgen, Inc.	6.40%		2/1/2039	16	20,333

Building Materials 0.42%

Norbord, Inc. (Canada)†(b)	6.25%		4/15/2023	11	11,815
Standard Industries, Inc.†	5.50%		2/15/2023	7	7,210
Standard Industries, Inc.†	6.00%		10/15/2025	9	9,551
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%		6/1/2025	17	17,042
Vulcan Materials Co.	7.15%		11/30/2037	10	12,890
Total					58,508

Business Services 1.20%

Ahern Rentals, Inc.†	7.375%		5/15/2023	21	20,475
Brink’s Co. (The)†	4.625%		10/15/2027	15	14,250
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%		8/1/2023	5	5,038
Monitronics International, Inc.	9.125%		4/1/2020	20	17,500
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%		5/15/2023	13	14,186
Rent-A-Center, Inc.	4.75%		5/1/2021	11	9,790
Team Health Holdings, Inc.†	6.375%		2/1/2025	22	20,240
United Rentals North America, Inc.	4.875%		1/15/2028	45	43,987
Weight Watchers International, Inc.†	8.625%		12/1/2025	19	20,639
Total					166,105

Chemicals 0.81%

Dow Chemical Co. (The)	9.40%		5/15/2039	10	16,264
GCP Applied Technologies, Inc.†	9.50%		2/1/2023	22	24,173
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	30	32,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Rayonier AM Products, Inc.†	5.50%	6/1/2024	$18	$18,000
Tronox Finance LLC†	7.50%	3/15/2022	15	15,600
Valvoline, Inc.	5.50%	7/15/2024	5	5,169
Total				111,718

Coal 0.23%

Peabody Energy Corp.†	6.00%	3/31/2022	2	2,058
Peabody Energy Corp.†	6.375%	3/31/2025	10	10,462
Warrior Met Coal, Inc.†	8.00%	11/1/2024	19	19,617
Total				32,137

Computer Hardware 0.91%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	6	6,036
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	8	8,455
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	65	69,649
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	7	7,562
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	10	12,691
Leidos, Inc.	7.125%	7/1/2032	20	22,250
Total				126,643

Computer Software 0.57%

First Data Corp.†	5.75%	1/15/2024	7	7,149
MSCI, Inc.†	5.75%	8/15/2025	25	26,375
Oracle Corp.	6.125%	7/8/2039	18	23,589
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	19	21,428
Total				78,541

Construction/Homebuilding 1.19%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	21	21,052
AV Homes, Inc.	6.625%	5/15/2022	27	27,911
Beazer Homes USA, Inc.	6.75%	3/15/2025	12	12,180
Century Communities, Inc.	5.875%	7/15/2025	9	8,955
PulteGroup, Inc.	5.50%	3/1/2026	20	20,325
PulteGroup, Inc.	7.875%	6/15/2032	15	18,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding (continued)

TRI Pointe Group, Inc.	5.25%		6/1/2027	$31	$30,690
William Lyon Homes, Inc.	5.875%		1/31/2025	25	25,000
Total					164,226

Containers 0.29%

BWAY Holding Co.†	7.25%		4/15/2025	23	23,805
Sealed Air Corp.†	5.50%		9/15/2025	15	15,731
Total					39,536

Drugs 0.21%

Bayer Corp.†	6.65%		2/15/2028	7	8,482
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	2.20%		7/21/2021	8	7,420
Valeant Pharmaceuticals International, Inc.†	5.625%		12/1/2021	11	10,477
Valeant Pharmaceuticals International, Inc.†	7.50%		7/15/2021	3	3,026
Total					29,405

Electric: Power 1.71%

Appalachian Power Co.	7.00%		4/1/2038	10	13,720
Berkshire Hathaway Energy Co.†	3.80%		7/15/2048	8	7,644
Cleco Power LLC	6.00%		12/1/2040	7	8,303
Dominion Energy, Inc.	7.00%		6/15/2038	35	46,127
Dynegy, Inc.	7.625%		11/1/2024	19	20,520
Exelon Generation Co. LLC	5.60%		6/15/2042	35	36,873
Pacific Gas & Electric Co.	6.05%		3/1/2034	42	49,079
PPL Electric Utilities Corp.	5.20%		7/15/2041	6	6,934
Puget Sound Energy, Inc.	4.536%(3 Mo. LIBOR + 2.53%)	#	6/1/2067	29	28,782
South Carolina Electric & Gas Co.	6.05%		1/15/2038	10	11,923
South Carolina Electric & Gas Co.	6.625%		2/1/2032	6	7,383
Total					237,288

Electrical Equipment 0.20%

Xilinx, Inc.	2.95%		6/1/2024	29	28,095

Engineering & Contracting Services 0.16%

Brand Industrial Services, Inc.†	8.50%		7/15/2025	22	22,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.46%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	$9	$9,113
Eldorado Resorts, Inc.	6.00%	4/1/2025	20	20,700
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	11	11,784
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	22	22,797
Total				64,394

Financial Services 1.43%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	4	3,923
Affiliated Managers Group, Inc.	4.25%	2/15/2024	6	6,187
E*TRADE Financial Corp.	3.80%	8/24/2027	9	8,761
Intelsat Connect Finance SA (Luxembourg)†(b)	12.50%	4/1/2022	20	16,175
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	13	13,349
Navient Corp.	6.625%	7/26/2021	12	12,570
Navient Corp.	6.75%	6/25/2025	35	36,017
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	20	20,508
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	8	7,720
OM Asset Management plc (United Kingdom)(b)	4.80%	7/27/2026	11	11,073
Quicken Loans, Inc.†	5.25%	1/15/2028	24	23,220
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	37	38,872
Total				198,375

Food 0.23%

Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	7	7,324
Kraft Heinz Foods Co.	6.875%	1/26/2039	20	24,747
Total				32,071

Health Care Products 0.11%

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	15	14,963

Health Care Services 1.15%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	2	2,062
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	2	2,075
Ascension Health	3.945%	11/15/2046	6	6,015
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	11	10,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

CHS/Community Health Systems, Inc.	8.00%	11/15/2019	$25	$23,422
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	25	26,200
HCA, Inc.	5.50%	6/15/2047	9	8,910
HCA, Inc.	7.50%	11/6/2033	15	16,688
Kaiser Foundation Hospitals	4.15%	5/1/2047	9	9,229
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	2	2,110
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	12	11,780
NYU Hospitals Center	4.368%	7/1/2047	2	2,064
Polaris Intermediate Corp. PIK 8.5%†	8.50%	12/1/2022	18	18,371
WellCare Health Plans, Inc.	5.25%	4/1/2025	20	20,292
Total				159,283

Household Equipment/Products 0.16%

Central Garden & Pet Co.	5.125%	2/1/2028	7	6,834
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	15	15,750
Total				22,584

Insurance 1.24%

American International Group, Inc.	4.70%	7/10/2035	62	64,569
Lincoln National Corp.	6.30%	10/9/2037	8	9,914
Protective Life Corp.	8.45%	10/15/2039	25	35,862
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	50	54,591
Unum Group	5.75%	8/15/2042	6	7,098
Total				172,034

Leisure 0.59%

Carnival plc	7.875%	6/1/2027	10	12,745
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	30	37,412
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	22	23,595
Viking Cruises Ltd.†	5.875%	9/15/2027	8	7,820
Total				81,572

Lodging 0.19%

MGM Resorts International	6.00%	3/15/2023	25	26,656

Machinery: Agricultural 0.18%

BAT Capital Corp.†	3.557%	8/15/2027	16	15,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural (continued)

Reynolds American, Inc.	5.70%	8/15/2035	$8	$9,137
Total				24,462

Machinery: Industrial/Specialty 0.15%

SPX FLOW, Inc.†	5.625%	8/15/2024	21	21,473

Machinery: Oil Well Equipment & Services 0.09%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	12	13,020

Manufacturing 0.60%

Bombardier, Inc.(Canada)†(b)	7.50%	3/15/2025	26	26,813
General Electric Co.	6.15%	8/7/2037	10	12,038
Koppers, Inc.†	6.00%	2/15/2025	4	4,150
Trinity Industries, Inc.	4.55%	10/1/2024	40	39,889
Total				82,890

Media 2.82%

21st Century Fox America, Inc.	7.75%	12/1/2045	37	56,437
AMC Networks, Inc.	4.75%	12/15/2022	20	20,200
Block Communications, Inc.†	6.875%	2/15/2025	7	7,280
Cablevision Systems Corp.	5.875%	9/15/2022	20	20,050
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	19	19,309
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	28	31,649
Comcast Corp.	3.15%	3/1/2026	57	55,026
Comcast Corp.	3.969%	11/1/2047	22	20,601
Cox Communications, Inc.†	8.375%	3/1/2039	17	23,747
DISH DBS Corp.	7.75%	7/1/2026	25	24,719
Sirius XM Radio, Inc.†	5.00%	8/1/2027	30	29,316
Sirius XM Radio, Inc.†	6.00%	7/15/2024	20	21,000
Time Warner Cable LLC	6.55%	5/1/2037	53	60,452
Total				389,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.16%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	$4	$4,240
Hillman Group, Inc. (The)†	6.375%	7/15/2022	18	17,640
Total				21,880

Metals & Minerals: Miscellaneous 1.15%

Aleris International, Inc.†	9.50%	4/1/2021	11	11,591
Barrick North America Finance LLC	7.50%	9/15/2038	15	20,022
Century Aluminum Co.†	7.50%	6/1/2021	20	20,600
Freeport-McMoRan, Inc.	3.875%	3/15/2023	36	35,010
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	25	26,750
Goldcorp, Inc. (Canada)(b)	5.45%	6/9/2044	5	5,635
Hudbay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023	2	2,135
Hudbay Minerals, Inc. (Canada)†(b)	7.625%	1/15/2025	28	30,590
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	7	7,526
Total				159,859

Oil 2.82%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	23	24,610
Berry Petroleum Co. LLC†	7.00%	2/15/2026	7	7,140
Bill Barrett Corp.	7.00%	10/15/2022	15	15,075
California Resources Corp.†	8.00%	12/15/2022	31	24,645
Cenovus Energy, Inc. (Canada)(b)	5.40%	6/15/2047	21	21,107
Citgo Holding, Inc.†	10.75%	2/15/2020	10	10,775
Continental Resources, Inc.	3.80%	6/1/2024	13	12,675
Continental Resources, Inc.	4.90%	6/1/2044	23	22,166
Eni USA, Inc.	7.30%	11/15/2027	15	18,276
Ensco plc (United Kingdom)(b)	7.75%	2/1/2026	10	9,488
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	20	20,700
Halcon Resources Corp.	6.75%	2/15/2025	12	12,180
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	20	20,656
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	15	15,150
Kerr-McGee Corp.	7.875%	9/15/2031	35	46,095
MEG Energy Corp. (Canada)(b)	6.375%	1/30/2023	25	21,563
Precision Drilling Corp. (Canada)(b)	7.75%	12/15/2023	6	6,360
Sanchez Energy Corp.	6.125%	1/15/2023	26	19,630
SM Energy Co.	6.50%	1/1/2023	13	13,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%		6/1/2022	$15	$12,600
Valero Energy Corp.	10.50%		3/15/2039	15	24,398
WPX Energy, Inc.	5.25%		9/15/2024	12	12,060
Total					390,414

Oil Field Equipment & Services 0.06%

National Oilwell Varco, Inc.	3.95%		12/1/2042	10	8,695

Oil: Crude Producers 2.32%

Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027	29	29,435
Enbridge Energy Partners LP	5.492%(3 Mo. LIBOR + 3.80%)	#	10/1/2077	15	15,037
Energy Transfer LP	6.625%		10/15/2036	40	45,215
Energy Transfer LP	7.50%		7/1/2038	8	9,729
Enterprise Products Operating LLC	5.75%		3/1/2035	20	22,372
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025	30	31,130
Gulfstream Natural Gas System LLC†	4.60%		9/15/2025	25	26,273
Kinder Morgan Energy Partners LP	7.50%		11/15/2040	46	58,439
Kinder Morgan, Inc.	7.75%		1/15/2032	17	21,711
Rockies Express Pipeline LLC†	6.875%		4/15/2040	20	23,550
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	35	38,279
Total					321,170

Oil: Integrated Domestic 0.62%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%		12/15/2027	26	24,852
National Oilwell Varco, Inc.	2.60%		12/1/2022	42	40,228
Transocean Proteus Ltd.†	6.25%		12/1/2024	14	13,939
Trinidad Drilling Ltd. (Canada)†(b)	6.625%		2/15/2025	7	6,799
Total					85,818

Paper & Forest Products 0.10%

International Paper Co.	7.30%		11/15/2039	10	13,470

Real Estate Investment Trusts 1.73%

Alexandria Real Estate Equities, Inc.	3.95%		1/15/2028	15	14,734
Boston Properties LP	3.20%		1/15/2025	56	54,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

CBRE Services, Inc.	4.875%	3/1/2026	$25	$26,383
EPR Properties	4.75%	12/15/2026	10	10,038
EPR Properties	5.25%	7/15/2023	35	36,969
Equinix, Inc.	5.875%	1/15/2026	12	12,600
Goodman US Finance Four LLC†	4.50%	10/15/2037	7	6,949
Goodman US Finance Three LLC†	3.70%	3/15/2028	21	20,178
Hunt Cos, Inc.†	6.25%	2/15/2026	7	6,869
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	5	5,198
Physicians Realty LP	4.30%	3/15/2027	5	4,978
VEREIT Operating Partnership LP	3.00%	2/6/2019	40	40,111
Total				239,398

Retail 0.91%

CEC Entertainment, Inc.	8.00%	2/15/2022	21	20,475
Conn’s, Inc.	7.25%	7/15/2022	20	19,900
FirstCash, Inc.†	5.375%	6/1/2024	6	6,217
IRB Holding Corp.†	6.75%	2/15/2026	14	14,035
JC Penney Corp., Inc.†	5.875%	7/1/2023	21	20,239
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	27	27,000
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	18	17,790
Total				125,656

Steel 0.10%

Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	14	13,641

Technology 0.85%

Amazon.com, Inc.†	3.15%	8/22/2027	20	19,318
Amazon.com, Inc.	4.80%	12/5/2034	8	8,885
Amazon.com, Inc.	5.20%	12/3/2025	46	51,208
Expedia, Inc.	5.00%	2/15/2026	10	10,282
Netflix, Inc.	4.375%	11/15/2026	12	11,580
Netflix, Inc.	5.75%	3/1/2024	15	15,806
Total				117,079

Telecommunications 1.57%

AT&T, Inc.	6.00%	8/15/2040	98	109,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Sprint Corp.	7.125%		6/15/2024	$5	$4,934
T-Mobile USA, Inc.	6.50%		1/15/2026	20	21,500
U.S. Cellular Corp.	6.70%		12/15/2033	30	31,650
Verizon Communications, Inc.	4.862%		8/21/2046	50	49,765
Total					217,010

Transportation: Miscellaneous 0.37%

Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(b)	8.125%		11/15/2021	15	12,338
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(b)	7.375%		1/15/2022	15	12,328
XPO CNW, Inc.	6.70%		5/1/2034	25	26,625
Total					51,291

Utilities 0.19%

Aquarion Co.†	4.00%		8/15/2024	25	25,748
Total Corporate Bonds (cost $5,359,300)					5,429,185

FLOATING RATE LOANS(d) 1.96%

Auto Parts: Original Equipment 0.15%

Jason, Inc. 1st Lien Initial Term Loan	—	(e)	6/30/2021	21	20,632

Building Materials 0.10%

Forterra Finance, LLC Replacement Term Loan	4.648%(1 Mo. LIBOR + 3.00%)		10/25/2023	14	13,171

Business Services 0.38%

BakerCorp International, Inc. Refinanced Term Loan	4.772%(3 Mo. LIBOR + 3.00%)		2/7/2020	20	19,790
St. George’s University Scholastic Term Loan	5.40%(1 Mo. LIBOR + 3.75%)		7/6/2022	13	13,138
Weight Watchers International, Inc. Initial Term Loan	6.33% - 6.45% (1 Mo. LIBOR + 4.75%)		11/29/2024	20	20,292
Total					53,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.15%

Peak 10 Holding Corp. 2nd lien Initial Term Loan	9.023%(3 Mo. LIBOR + 7.25%)		8/1/2025	$20	$20,165

Computer Service 0.09%

Misys Ltd 2nd Lien Dollar Term Loan	9.234%(3 Mo. LIBOR + 7.25%)		6/13/2025	13	12,947

Electric: Power 0.14%

Calpine Construction Finance Co. Term Loan B	4.148%(1 Mo. LIBOR + 2.50%)		1/15/2025	20	20,071

Insurance 0.15%

York Risk Services Holding Corp. Term Loan	5.627%(1 Mo. LIBOR + 3.75%)		10/1/2021	21	20,632

Manufacturing 0.15%

Crosby US Acquisition Corp. 1st Lien Initial Term Loan	4.904%(3 Mo. LIBOR + 3.00%)		11/23/2020	21	20,680

Miscellaneous 0.15%

UTEX Industries Inc. 1st Lien Initial Term loan	—	(e)	5/21/2021	21	20,650

Retail 0.25%

BJ’s Wholesale Club, Inc. Tranche B Term Loan	5.08%(1 Mo. LIBOR + 3.50%)		2/3/2024	20	19,940
IRB Holding Corp Term Loan B	4.83%(1 Mo. LIBOR + 3.25%)		2/5/2025	15	15,167
Total					35,107

Service 0.10%

North American Lifting Holdings, Inc.1st Lien Initial Term Loan	6.193%(3 Mo. LIBOR + 4.50%)		11/27/2020	14	13,244

Transportation: Miscellaneous 0.15%

Gruden Acquisition, Inc. 1st Lien Incremental Term Loan	—	(e)	8/18/2022	8	8,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous (continued)

Gruden Acquisition, Inc. 2nd Lien Term Loan	10.802%(3 Mo. LIBOR + 8.50%)	8/18/2023	$12	$12,075
Total				20,185
Total Floating Rate Loans (cost $271,033)				270,704

FOREIGN GOVERNMENT OBLIGATIONS(b) 9.06%

Argentina 0.05%

Republic of Argentina	4.625%	1/11/2023	7	6,722

Canada 1.10%

Province of Ontario Canada	2.55%	2/12/2021	50	49,809
Province of Quebec Canada	2.375%	1/31/2022	61	59,852
Province of Quebec Canada	2.75%	4/12/2027	45	43,299
Total				152,960

Japan 7.91%

Japan Bank for International Corp.	2.125%	11/16/2020	716	702,933
Japan Bank for International Corp.	2.375%	11/16/2022	200	194,956
Japan Finance Organization for Municipalities†	2.625%	4/20/2022	200	196,560
Total				1,094,449
Total Foreign Government Obligations (cost $1,270,171)				1,254,131

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.52%

Freddie Mac Multifamily Structured Pass-Through Certificates K072 A2	3.444%	12/25/2050	25	25,333
Government National Mortgage Assoc. 2017-168 AS	2.70%	8/16/2058	38	36,818
Government National Mortgage Assoc. 2017-41 AS	2.60%	6/16/2057	33	31,426
Government National Mortgage Assoc. 2017-69 AS	2.75%	2/16/2058	35	33,465
Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	34	32,641
Government National Mortgage Assoc. 2017-76 AS	2.65%	11/16/2050	14	13,266
Government National Mortgage Assoc. 2017-86 AS	2.75%	2/16/2058	13	12,540
Government National Mortgage Assoc. 2017-89 AB	2.60%	7/16/2058	11	10,558
Government National Mortgage Assoc. 2017-90 AS	2.70%	7/16/2057	15	14,209
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $215,480)				210,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 18.33%

Federal Home Loan Mortgage Corp.	4.00%		8/1/2047	$122	$125,462
Federal National Mortgage Assoc.(f)	3.50%		TBA	800	798,687
Federal National Mortgage Assoc.(f)	4.00%		TBA	200	204,895
Federal National Mortgage Assoc.(f)	4.50%		TBA	1,100	1,152,207
Government National Mortgage Assoc.(f)	4.00%		TBA	250	256,504
Total Government Sponsored Enterprises Pass-Throughs (cost $2,577,922)					2,537,755

Municipal Bond 0.04%

Miscellaneous

Pennsylvania (cost $5,326)	5.35%		5/1/2030	5	5,266

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.81%

1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	50	54,137
BANK 2018-BN10 AS	3.898%		2/15/2061	21	21,367
BBCMS Trust 2015-SRCH A2†	4.197%		8/10/2035	100	104,880
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	100	96,094
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	35	35,401
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	22	22,303
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	13	13,235
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(g)	10/15/2034	10	10,153
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(g)	10/15/2034	27	26,430
CCUBS Commercial Mortgage Trust 2017-C1 AS	3.907%	#(g)	11/15/2050	10	10,117
CCUBS Commercial Mortgage Trust 2017-C1 B	4.159%	#(g)	11/15/2050	40	40,287
CFCRE Commercial Mortgage Trust 2017-C8 B	4.199%	#(g)	6/15/2050	45	45,340
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	45	34,176
Citigroup Commercial Mortgage Trust 2017-P8 AS	3.789%	#(g)	9/15/2050	26	26,207
Commercial Mortgage Pass-Through Certificates 2014-UBS2 AM	4.199%		3/10/2047	50	51,328
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#(g)	12/10/2047	50	50,435
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.441%	#(g)	7/10/2050	50	49,994
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441%	#(g)	7/10/2050	10	9,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.441%	#(g)	7/10/2050	$100	$82,844
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.811%	#(g)	11/15/2034	100	99,623
GS Mortgage Securities Corp. II 2017-GS8 B	3.953%	#(g)	11/10/2050	26	26,000
GS Mortgage Securities Trust 2014-GC26 C	4.51%	#(g)	11/10/2047	50	49,429
Hilton Orlando Trust 2018-ORL A†(h)	2.344%(1 Mo. LIBOR + 0.77%)	#	12/15/2034	45	45,116
Hilton Orlando Trust 2018-ORL D†(h)	3.274%(1 Mo. LIBOR + 1.70%)	#(g)	12/15/2034	27	27,084
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.307%	#(g)	7/15/2048	10	9,721
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	3.038%(1 Mo. LIBOR + 1.45%)	#	10/15/2033	30	30,075
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 B	4.05%		9/15/2050	6	6,077
Morgan Stanley Capital I 2017-HR2 B	4.061%	#(g)	12/15/2050	58	58,419
UBS Commercial Mortgage Trust 2017-C5 B	4.10%	#(g)	11/15/2050	21	21,036
UBS Commercial Mortgage Trust 2017-C6 B	4.154%	#(g)	12/15/2050	39	39,233
UBS Commercial Mortgage Trust 2018-C8 B	4.567%	#(g)	2/15/2051	30	30,883
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.291%	#(g)	7/15/2046	68	69,310
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.132%	#(g)	5/15/2048	60	48,700
Wells Fargo Commercial Mortgage Trust 2017-C41 B	4.188%	#(g)	11/15/2050	50	50,356
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.893%	#(g)	8/15/2045	50	50,918
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.34%	#(g)	3/15/2048	50	50,612
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,503,654)					1,496,710

U.S. TREASURY OBLIGATIONS 7.45%

U.S. Treasury Bond	2.75%		8/15/2047	36	33,358
U.S. Treasury Bond	3.00%		5/15/2047	107	104,315
U.S. Treasury Bond	3.625%		2/15/2044	104	113,388
U.S. Treasury Inflation Indexed Note(i)	0.125%		4/15/2022	132	129,733
U.S. Treasury Inflation Indexed Note(i)	0.625%		1/15/2026	250	248,704
U.S. Treasury Note	1.875%		12/15/2020	148	145,950
U.S. Treasury Note	1.875%		4/30/2022	11	10,689
U.S. Treasury Note	2.25%		11/15/2027	71	67,192
U.S. Treasury Note	2.375%		1/31/2023	22	21,725
U.S. Treasury Note	2.625%		2/28/2023	157	156,844
Total U.S. Treasury Obligations (cost $1,041,415)					1,031,898
Total Long-Term Investments (cost $15,798,765)					15,775,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 4.92%

ASSET-BACKED SECURITY 0.36%

Other

DLL Securitization Trust 2017-A A1† (cost $49,429)	1.50%	11/15/2018	$49	$49,434

CORPORATE BOND 0.18%

Electric: Power

TransAlta Corp. (Canada)(b) (cost $25,234)	6.90%	5/15/2018	25	25,210

U.S. TREASURY OBLIGATION 1.49%

U.S. Treasury Note (cost $205,768)	1.375%	6/30/2018	206	205,710

REPURCHASE AGREEMENT 2.89%

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $425,000 of U.S. Treasury Note at 1.75% due 5/31/2022; value: $411,936; proceeds: $399,478 (cost $399,472)			399	399,472
Total Short-Term Investments (cost $679,903)				$679,826
Total Investments in Securities 118.88% (cost $16,478,668)				16,455,081
Liabilities in Excess of Other Assets(j) (18.88%)				(2,613,650)
Net Assets 100.00%				$13,841,431

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2018.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

(e)	Interest rate to be determined.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Securities purchased on a when-issued basis (See Note 2(f)).
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:
(k)	Securities included as a Level 3 investment in the fair value hierarchy table located in Note 2 (i).

Credit Default Swaps on Indexes - Buy Protection at February 28, 2018(1):

Referenced Index*	Swap Counterparty	Fund Receives Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX.NA.AAA.9	Morgan Stanley	.50%	9/17/2058	$780,000	$778,319	$44,775	$(46,456)	$(1,681)

Credit Default Swaps on Indexes - Sell Protection at February 28, 2018(1):

Referenced Index*	Swap Counterparty	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX.NA.BBB-.11	Morgan Stanley	3.00%	11/18/2054	$75,000	$67,489	$(6,662)	$(849)	$(7,511)
Markit CMBX.NA.A.8	Morgan Stanley	2.00%	10/17/2057	175,000	167,156	(10,188)	2,344	(7,844)
Markit CMBX.NA.AA.8	Morgan Stanley	1.50%	10/17/2057	200,000	197,452	(7,682)	5,134	(2,548)
						$(24,532)	$6,629	$(17,903)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received/paid are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $7,478. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $47,305.
(5)	Includes upfront payments received/paid.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2018	11	Long	$1,253,160	$1,253,226	$66
U.S. 10-Year Treasury Note	June 2018	5	Short	$(600,851)	$(600,235)	$616
Unrealized Appreciation on Open Futures Contracts						$682

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2018	2	Long	425,082	424,938	(144)
U.S. Long Bond	June 2018	2	Short	(286,509)	(286,875)	(366)
Unrealized Depreciation on Open Futures Contracts						$(510)

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,588,784	$—	$3,588,784
Corporate Bonds	—	5,454,395	—	5,454,395
Floating Rate Loans	—	270,704	—	270,704
Foreign Government Obligations	—	1,254,131	—	1,254,131
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	210,256	—	210,256
Government Sponsored Enterprises Pass-Throughs	—	2,537,755	—	2,537,755
Municipal Bond	—	5,266	—	5,266
Non-Agency Commercial Mortgage-Backed Securities	—	1,496,710	—	1,496,710
U.S. Treasury Obligations	—	1,237,608	—	1,237,608
Repurchase Agreement	—	399,472	—	399,472
Total	$—	$16,455,081	$—	$16,455,081
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(19,584)	—	(19,584)
Futures Contracts
Assets	682	—	—	682
Liabilities	(510)	—	—	(510)
Total	$172	$(19,584)	$—	$(19,412)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2017	$109,984
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	$(109,984)
Balance as of February 28, 2018	—

Change in unrealized appreciation/depreciation for period ended February 28, 2018 related to Level 3 investments held at February 28, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 93.84%

Asset-Backed Securities 3.36%

Automobiles 3.01%

American Credit Acceptance Receivables Trust 2015-3 C†	4.84%		10/12/2021	$20	$20,280
CPS Auto Receivables Trust 2018-A B†	2.77%		4/18/2022	100	99,478
Drive Auto Receivables Trust 2016-BA B†	2.56%		6/15/2020	9	8,583
Drive Auto Receivables Trust 2017-1 C	2.84%		4/15/2022	18	18,007
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	65	66,251
Total					212,599

Other 0.35%

Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%		8/15/2022	25	24,788
Total Asset-Backed Securities (cost $238,693)					237,387

Corporate Bonds 87.37%

Aerospace/Defense 0.91%

Embraer SA (Brazil)(a)	5.15%		6/15/2022	34	35,768
Lockheed Martin Corp.	7.75%		5/1/2026	15	18,563
Northrop Grumman Systems Corp.	7.875%		3/1/2026	8	10,097
Total					64,428

Automotive 3.18%

Ford Motor Co.	7.45%		7/16/2031	52	63,462
General Motors Co.	6.75%		4/1/2046	56	66,374
Hyundai Capital America†	2.50%		3/18/2019	20	19,900
Hyundai Capital America†	2.875%		8/9/2018	75	75,080
Total					224,816

Banks: Regional 14.08%

Bank of America Corp.	3.824%	#(b)	1/20/2028	140	139,070
Bank of Montreal (Canada)(a)	3.803%	#(b)	12/15/2032	11	10,506
Barclays Bank plc (United Kingdom)†(a)	10.179%		6/12/2021	80	95,378
Citigroup, Inc.	3.887%	#(b)	1/10/2028	146	145,509
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	52	65,986
HSBC USA, Inc.	9.30%		6/1/2021	23	27,262
JPMorgan Chase & Co.	3.782%	#(b)	2/1/2028	130	129,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021	$80	$87,304
Morgan Stanley	3.875%		1/27/2026	102	102,353
Santander UK plc (United Kingdom)(a)	7.95%		10/26/2029	21	26,640
Toronto-Dominion Bank (The) (Canada)(a)	3.625%	#(b)	9/15/2031	50	48,182
Wells Fargo Capital X	5.95%		12/1/2086	60	66,030
Westpac Banking Corp. (Australia)(a)	4.322%	#(b)	11/23/2031	50	50,112
Total					993,956

Beverages 1.15%

Anheuser-Busch InBev Worldwide, Inc.	8.20%		1/15/2039	54	81,309

Biotechnology Research & Production 1.06%

Amgen, Inc.	6.40%		2/1/2039	28	35,582
Celgene Corp.	4.625%		5/15/2044	10	9,833
Gilead Sciences, Inc.	4.60%		9/1/2035	28	29,677
Total					75,092

Building Materials 1.17%

Boral Finance Pty Ltd. (Australia)†(a)	3.00%		11/1/2022	11	10,783
Johnson Controls International plc	5.00%		3/30/2020	35	36,555
Martin Marietta Materials, Inc.	2.554%(3 Mo. LIBOR + 0.65%)	#	5/22/2020	12	12,062
Vulcan Materials Co.	2.189%(3 Mo. LIBOR + 0.60%)	#	6/15/2020	10	10,007
Vulcan Materials Co.	7.15%		11/30/2037	10	12,890
Total					82,297

Chemicals 1.43%

Dow Chemical Co. (The)	9.40%		5/15/2039	10	16,264
Westlake Chemical Corp.	4.875%		5/15/2023	5	5,133
Yara International ASA (Norway)†(a)	7.875%		6/11/2019	75	79,505
Total					100,902

Computer Hardware 1.27%

Apple, Inc.	4.45%		5/6/2044	25	26,520
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	47	50,361
Dell International LLC/EMC Corp.†	8.35%		7/15/2046	10	12,691
Total					89,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Software 1.81%

Microsoft Corp.	3.50%		2/12/2035	$70	$68,860
Oracle Corp.	6.125%		7/8/2039	45	58,973
Total					127,833

Drugs 2.06%

AbbVie, Inc.	4.70%		5/14/2045	20	20,716
Allergan Funding SCS (Luxembourg)(a)	4.85%		6/15/2044	11	11,117
Bayer Corp.†	6.65%		2/15/2028	10	12,116
Express Scripts Holding Co.	6.125%		11/15/2041	15	17,740
Mylan NV†	3.00%		12/15/2018	30	30,043
Pfizer, Inc.	7.20%		3/15/2039	20	29,091
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%		11/10/2021	3	2,875
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	1.70%		7/19/2019	22	21,474
Total					145,172

Electric: Power 9.23%

Appalachian Power Co.	7.00%		4/1/2038	10	13,720
Berkshire Hathaway Energy Co.†	3.80%		7/15/2048	14	13,377
Cleco Power LLC	6.00%		12/1/2040	10	11,861
Dominion Energy, Inc.	7.00%		6/15/2038	30	39,538
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	35	37,740
Entergy Arkansas, Inc.	4.95%		12/15/2044	36	36,630
Entergy Corp.	5.125%		9/15/2020	25	26,198
Exelon Generation Co. LLC	5.60%		6/15/2042	42	44,248
Florida Power & Light Co.	2.069%(3 Mo. LIBOR + 0.28%)	#	11/6/2020	10	10,000
Georgia Power Co.	4.75%		9/1/2040	30	32,242
ITC Holdings Corp.†	5.50%		1/15/2020	40	41,578
Mississippi Power Co.	4.25%		3/15/2042	9	8,477
Ohio Edison Co.	8.25%		10/15/2038	18	26,655
Oncor Electric Delivery Co. LLC	7.00%		5/1/2032	10	13,265
Pacific Gas & Electric Co.	6.05%		3/1/2034	45	52,585
PPL Electric Utilities Corp.	5.20%		7/15/2041	18	20,802
Progress Energy, Inc.	7.75%		3/1/2031	12	16,373
PSEG Power LLC	5.125%		4/15/2020	30	31,353
Puget Energy, Inc.	6.00%		9/1/2021	40	43,584
Puget Sound Energy, Inc.	4.536%(3 Mo. LIBOR + 2.53%)	#	6/1/2067	4	3,970
San Diego Gas & Electric Co.	1.914%		2/1/2022	9	8,341
SCANA Corp.	4.125%		2/1/2022	44	43,952
SCANA Corp.	4.75%		5/15/2021	8	8,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

South Carolina Electric & Gas Co.	6.05%	1/15/2038	$10	$11,923
Tampa Electric Co.	6.15%	5/15/2037	10	12,382
TransAlta Corp. (Canada)(a)	4.50%	11/15/2022	42	42,547
Total				651,524

Electrical Equipment 0.82%

Applied Materials, Inc.	3.30%	4/1/2027	12	11,776
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	8	7,585
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.125%	1/15/2025	10	9,414
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	17	16,335
Xilinx, Inc.	2.95%	6/1/2024	13	12,595
Total				57,705

Electronics 1.13%

Tech Data Corp.	3.70%	2/15/2022	55	54,673
Trimble, Inc.	4.75%	12/1/2024	24	25,189
Total				79,862

Financial Services 3.30%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	15	14,712
Discover Financial Services	4.10%	2/9/2027	24	23,782
Discover Financial Services	5.20%	4/27/2022	25	26,425
E*TRADE Financial Corp.	3.80%	8/24/2027	9	8,761
Fidelity National Financial, Inc.	5.50%	9/1/2022	32	34,540
International Lease Finance Corp.	8.25%	12/15/2020	32	36,096
Lazard Group LLC	4.25%	11/14/2020	15	15,484
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	23	23,584
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	15	14,475
OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	35	35,233
Total				233,092

Food 0.35%

Kraft Heinz Foods Co.	6.875%	1/26/2039	20	24,747

Health Care Products 1.67%

Abbott Laboratories	4.75%	11/30/2036	23	24,546
Life Technologies Corp.	5.00%	1/15/2021	19	19,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products (continued)

Life Technologies Corp.	6.00%	3/1/2020	$48	$50,751
Medtronic, Inc.	4.625%	3/15/2045	19	20,602
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	2	2,223
Total				118,011

Health Care Services 2.28%

Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	25	26,200
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	14	15,110
HCA, Inc.	5.50%	6/15/2047	21	20,790
Kaiser Foundation Hospitals	4.15%	5/1/2047	14	14,357
Northwell Healthcare, Inc.	3.979%	11/1/2046	16	14,932
NYU Hospitals Center	4.368%	7/1/2047	12	12,381
NYU Hospitals Center	4.784%	7/1/2044	7	7,684
Universal Health Services, Inc.†	3.75%	8/1/2019	35	35,394
Universal Health Services, Inc.†	4.75%	8/1/2022	14	14,210
Total				161,058

Household Equipment/Products 0.14%

Newell Brands, Inc.	3.85%	4/1/2023	10	9,963

Insurance 3.47%

American International Group, Inc.	4.80%	7/10/2045	27	28,189
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	12	12,211
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	20	21,098
Lincoln National Corp.	6.30%	10/9/2037	25	30,980
Protective Life Corp.	8.45%	10/15/2039	20	28,690
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	45	49,132
Transatlantic Holdings, Inc.	8.00%	11/30/2039	3	4,127
Unum Group	5.75%	8/15/2042	17	20,112
Willis North America, Inc.	7.00%	9/29/2019	10	10,617
WR Berkley Corp.	5.375%	9/15/2020	5	5,291
XLIT Ltd. (Ireland)(a)	6.25%	5/15/2027	30	34,795
Total				245,242

Leisure 0.70%

Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	2	1,915
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	27	29,050
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	15	18,706
Total				49,671

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.40%

Altria Group, Inc.	5.375%	1/31/2044		$15	$17,221
Bunge Ltd. Finance Corp.	8.50%	6/15/2019		10	10,698
Total					27,919

Machinery: Industrial/Specialty 0.60%

CNH Industrial Capital LLC	4.375%	4/5/2022		17	17,419
Kennametal, Inc.	2.65%	11/1/2019		25	24,804
Total					42,223

Manufacturing 0.43%

General Electric Co.	6.15%	8/7/2037		25	30,096

Media 3.43%

21st Century Fox America, Inc.	7.75%	12/1/2045		32	48,810
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		37	41,822
Comcast Corp.	3.969%	11/1/2047		24	22,474
Cox Communications, Inc.†	8.375%	3/1/2039		15	20,953
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		4	4,668
NBCUniversal Enterprise, Inc.†	5.25%	—	(c)	100	103,250
Total					241,977

Metal Fabricating 0.42%

Valmont Industries, Inc.	5.25%	10/1/2054		30	30,000

Metals & Minerals: Miscellaneous 2.05%

Barrick North America Finance LLC	7.50%	9/15/2038		28	37,375
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	9.75%	3/1/2022		35	38,706
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042		25	26,749
Goldcorp, Inc. (Canada)(a)	3.625%	6/9/2021		15	15,217
Goldcorp, Inc. (Canada)(a)	3.70%	3/15/2023		12	12,093
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044		8	9,016
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045		5	5,773
Total					144,929

Natural Gas 1.03%

National Fuel Gas Co.	3.95%	9/15/2027		8	7,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)

National Fuel Gas Co.	4.90%		12/1/2021	$10	$10,395
National Fuel Gas Co.	7.395%		3/30/2023	15	17,242
Piedmont Natural Gas Co., Inc.	4.10%		9/18/2034	25	24,500
Sempra Energy	4.00%		2/1/2048	14	13,127
Total					72,945

Office Furniture & Business Equipment 0.03%

Xerox Corp.	3.625%		3/15/2023	2	1,956

Oil 6.67%

Apache Corp.	6.00%		1/15/2037	15	17,104
Canadian Natural Resources Ltd. (Canada)(a)	4.95%		6/1/2047	15	15,619
Canadian Natural Resources Ltd. (Canada)(a)	7.20%		1/15/2032	18	22,732
Canadian Oil Sands Ltd. (Canada)†(a)	4.50%		4/1/2022	5	5,128
ConocoPhillips Canada Funding Co. I	5.95%		10/15/2036	23	28,541
Encana Corp. (Canada)(a)	6.50%		5/15/2019	10	10,427
Eni USA, Inc.	7.30%		11/15/2027	30	36,553
Helmerich & Payne International Drilling Co.	4.65%		3/15/2025	50	51,639
Kerr-McGee Corp.	7.875%		9/15/2031	42	55,314
Motiva Enterprises LLC†	5.75%		1/15/2020	15	15,700
Noble Energy, Inc.	5.625%		5/1/2021	94	95,596
Petroleos Mexicanos (Mexico)(a)	4.50%		1/23/2026	10	9,700
Shell International Finance BV (Netherlands)(a)	3.75%		9/12/2046	43	41,015
Statoil ASA (Norway)(a)	7.15%		11/15/2025	18	22,290
Valero Energy Corp.	10.50%		3/15/2039	27	43,917
Total					471,275

Oil: Crude Producers 6.96%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	13	13,634
Buckeye Partners LP	2.65%		11/15/2018	40	40,016
Enbridge Energy Partners LP	9.875%		3/1/2019	45	48,101
Energy Transfer LP	7.50%		7/1/2038	32	38,915
Energy Transfer LP	8.25%		11/15/2029	6	7,532
Enterprise Products Operating LLC	5.481%(3 Mo. LIBOR + 3.71%)	#	8/1/2066	30	30,158
Enterprise Products Operating LLC	7.55%		4/15/2038	15	20,314
Gulf South Pipeline Co. LP	4.00%		6/15/2022	7	7,033
MPLX LP	5.50%		2/15/2023	45	46,172
ONEOK Partners LP	3.20%		9/15/2018	5	5,019
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	51	55,778
Tennessee Gas Pipeline Co. LLC	8.375%		6/15/2032	47	60,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

TransCanada PipeLines Ltd. (Canada)(a)	7.625%	1/15/2039	$16	$22,785
Transcontinental Gas Pipe Line Co. LLC	6.05%	6/15/2018	7	7,069
Williams Partners LP/ACMP Finance Corp.	4.875%	3/15/2024	85	88,891
Total				491,701

Oil: Integrated Domestic 1.42%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	18	17,205
Halliburton Co.	6.70%	9/15/2038	30	39,231
National Oilwell Varco, Inc.	3.95%	12/1/2042	50	43,476
Total				99,912

Paper & Forest Products 0.23%

International Paper Co.	7.30%	11/15/2039	12	16,164

Real Estate Investment Trusts 5.83%

Alexandria Real Estate Equities, Inc.	3.45%	4/30/2025	20	19,341
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	15	14,734
American Homes 4 Rent LP	4.25%	2/15/2028	18	17,753
CBRE Services, Inc.	5.00%	3/15/2023	70	71,796
EPR Properties	4.75%	12/15/2026	25	25,095
Goodman US Finance Four LLC†	4.50%	10/15/2037	4	3,971
Goodman US Finance Three LLC†	3.70%	3/15/2028	18	17,296
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	5	4,819
Healthcare Realty Trust, Inc.	3.875%	5/1/2025	42	41,684
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	4	3,928
Healthcare Trust of America Holdings LP	3.375%	7/15/2021	60	60,184
Kilroy Realty LP	6.625%	6/1/2020	21	22,542
Physicians Realty LP	4.30%	3/15/2027	31	30,866
Senior Housing Properties Trust	3.25%	5/1/2019	5	5,014
SL Green Operating Partnership LP	3.25%	10/15/2022	6	5,901
SL Green Realty Corp.	4.50%	12/1/2022	30	30,923
VEREIT Operating Partnership LP	3.95%	8/15/2027	16	15,194
VEREIT Operating Partnership LP	4.875%	6/1/2026	20	20,412
Total				411,453

Retail 0.45%

Home Depot, Inc. (The)	4.40%	3/15/2045	18	18,935
McDonald’s Corp.	6.30%	10/15/2037	10	12,790
Total				31,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 1.24%

Amazon.com, Inc.†	4.05%	8/22/2047	$59	$58,930
Amazon.com, Inc.†	4.25%	8/22/2057	5	5,011
Expedia, Inc.	3.80%	2/15/2028	14	13,057
Expedia, Inc.	5.00%	2/15/2026	10	10,282
Total				87,280

Telecommunications 3.53%

AT&T, Inc.	5.35%	9/1/2040	22	22,843
AT&T, Inc.	6.00%	8/15/2040	95	105,819
Orange SA (France)(a)	9.00%	3/1/2031	15	22,174
Verizon Communications, Inc.	4.40%	11/1/2034	100	98,438
Total				249,274

Transportation: Miscellaneous 1.09%

Burlington Northern Santa Fe LLC	6.15%	5/1/2037	40	50,890
CSX Corp.	4.50%	8/1/2054	15	14,741
Norfolk Southern Corp.	5.59%	5/17/2025	10	11,162
Total				76,793

Utilities 0.35%

Aquarion Co.†	4.00%	8/15/2024	24	24,718
Total Corporate Bonds (cost $6,246,577)				6,168,592

FLOATING RATE LOAN(d) 0.25%

Drugs

Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(a) (cost $17,266)	3.648%(3 Mo. LIBOR + 1.50%)	11/16/2020	17	17,435

MUNICIPAL BONDS 0.61%

Miscellaneous

California	7.60%	11/1/2040	15	23,101
Chicago, IL	6.314%	1/1/2044	15	15,075
Illinois	5.10%	6/1/2033	5	4,722
Total Municipal Bonds (cost $43,275)				42,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.39%

Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%	10/15/2034	$17	$17,195
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%	10/15/2034	10	10,137
Total Non-Agency Commercial Mortgage-Backed Securities (cost $27,801)				27,332

U.S. TREASURY OBLIGATIONS 1.86%

U.S. Treasury Bond	3.625%	2/15/2044	8	8,722
U.S. Treasury Inflation Indexed Note(e)	0.125%	4/15/2022	46	44,908
U.S. Treasury Note	2.25%	11/15/2027	20	18,927
U.S. Treasury Note	2.375%	1/31/2023	7	6,913
U.S. Treasury Note	2.625%	2/28/2023	52	51,948
Total U.S. Treasury Obligations (cost $131,918)				131,418
Total Long-Term Investments (cost $6,705,530)				6,625,062

SHORT-TERM INVESTMENTS 4.91%

CORPORATE BONDS 2.28%

Banks: Regional 1.43%

HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018	100	100,888

Electric: Power 0.50%

E. ON International Finance BV (Netherlands)†(a)	5.80%	4/30/2018	35	35,197

Metals & Minerals: Miscellaneous 0.21%

Glencore Funding LLC†	2.125%	4/16/2018	15	14,996

Oil 0.14%

Pioneer Natural Resources Co.	6.875%	5/1/2018	10	10,070
Total Corporate Bonds (cost $161,293)				161,151

REPURCHASE AGREEMENT 2.63%

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $195,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $190,136; proceeds: $185,532 (cost $185,529)			186	185,529
Total Short-Term Investments (cost $346,822)				346,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 28, 2018

Investments	Fair Value
REPURCHASE AGREEMENT (continued)

Total Investments in Securities 98.75% (cost $7,052,352)	$6,971,742
Other Assets in Excess of Liabilities(f) 1.25%	88,369
Net Assets 100.00%	$7,060,111

LIBOR	London Interbank Offered Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2018.
(e)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(f)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2018	3	Short	$(637,916)	$(637,406)	$510
U.S. 5-Year Treasury Note	June 2018	20	Long	2,278,472	2,278,592	120
U.S. 10-Year Treasury Note	June 2018	11	Short	(1,321,871)	(1,320,515)	1,356
U.S. 10-Year Ultra Treasury Bond	June 2018	1	Long	127,471	128,063	592
Unrealized Appreciation on Open Futures Contracts						$2,578

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$237,387	$—	$237,387
Corporate Bonds	—	6,329,743	—	6,329,743
Floating Rate Loans	—	17,435	—	17,435
Municipal Bonds	—	42,898	—	42,898
Non-Agency Commercial Mortgage-Backed Securities	—	27,332	—	27,332
U.S. Treasury Obligations	—	131,418	—	131,418
Repurchase Agreement	—	185,529	—	185,529
Total	$—	$6,971,742	$—	$6,971,742
Other Financial Instruments
Futures Contracts
Assets	$2,578	$—	$—	$2,578
Liabilities	—	—	—	—
Total	$2,578	$—	$—	$2,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 28, 2018

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2017	$27,947
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(27,947)
Balance as of February 28, 2018	$—
Change in unrealized appreciation/depreciation for period ended February 28, 2018 related to Level 3 investments held at February 28, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.11%

ASSET-BACKED SECURITIES 0.33%

Other

Anchorage Capital CLO 9 Ltd. 2016-9A D†	5.722%(3 Mo. LIBOR + 4.00%)	#	1/15/2029	$2,000	$2,059,018
Apidos CLO XVI 2013-16A CR†	4.739%(3 Mo. LIBOR + 3.00%)	#	1/19/2025	3,000	3,015,452
Cedar Funding VII Clo Ltd. 2018-7A D†(a)	Zero Coupon	#	1/20/2031	5,000	5,000,000
Cent CLO 19 Ltd. 2013-19A C†	5.06%(3 Mo. LIBOR + 3.30%)	#	10/29/2025	3,700	3,719,432
Jamestown CLO VII Ltd. 2015-7A CR†	4.345%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	5,000	5,008,380
Jay Park CLO Ltd. 2016-1A C†	5.595%(3 Mo. LIBOR + 3.85%)	#	10/20/2027	2,200	2,267,042
KKR CLO Ltd. 15 D†	5.734%(3 Mo. LIBOR + 4.00%)	#	10/18/2028	2,000	2,044,293
LCM XXII Ltd. 22A C†	5.595%(3 Mo. LIBOR + 3.85%)	#	10/20/2028	2,500	2,544,220
Palmer Square Loan Funding Ltd. 2018-1A D†(a)	Zero Coupon (3 Mo. LIBOR + 3.95%)	#	4/15/2026	5,000	5,006,408	(b)
Regatta IV Funding Ltd. 2014-1A DR†	5.045%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	4,000	4,047,159
Sound Point CLO II Ltd. 2013-1A B1R†	4.453%(3 Mo. LIBOR + 2.70%)	#	1/26/2031	3,750	3,748,991
Symphony CLO XII Ltd. 2013-12A DR†	4.972%(3 Mo. LIBOR + 3.25%)	#	10/15/2025	2,000	2,006,134
Total Asset-Backed Securities (cost $39,995,090)					40,466,529

				Shares (000)
COMMON STOCKS 0.53%

Energy 0.01%

Templar Energy LLC Class A Units				747	1,027,030
Vistra Energy Corp.				327	237,074
Total					1,264,104

Exchange Traded Fund 0.20%

PowerShares Senior Loan Portfolio				1,069	24,692,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments			Shares (000)	Fair Value
Gaming/Leisure 0.32%

Caesars Entertainment Corp.*			1,532	$19,456,299
VICI Properties, Inc.*			1,018	19,910,834
Total				39,367,133
Total Common Stocks (cost $69,925,580)				65,324,097

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.30%

Gaming/Leisure 0.06%

Caesars Entertainment Corp.	5.00%	10/1/2024	$3,998	7,801,934

Land Transportation 0.09%

Scorpio Tankers, Inc. (Monaco)†(c)	2.375%	7/1/2019	12,000	10,950,084

Retail 0.06%

RH†	Zero Coupon	7/15/2020	8,000	7,725,408

Shipping 0.09%

Air Transport Services Group, Inc.†	1.125%	10/15/2024	10,000	10,823,130
Total Convertible Bonds (cost $36,024,866)				37,300,556

CORPORATE BONDS 5.41%

Aerospace 0.12%

Bombardier, Inc.(Canada)†(c)	7.50%	3/15/2025	14,651	15,108,844

Automotive 0.03%

Titan International, Inc.†	6.50%	11/30/2023	3,297	3,371,183

Broadcasting 0.01%

Salem Media Group, Inc.†	6.75%	6/1/2024	1,457	1,427,860

Consumer Durables 0.10%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	10,860	11,783,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Non-Durables 0.04%

High Ridge Brands Co.†	8.875%	3/15/2025	$4,874	$4,386,600

Energy 0.99%

Calfrac Holdings LP†	7.50%	12/1/2020	12,712	12,684,033
Eclipse Resources Corp.	8.875%	7/15/2023	17,487	17,661,870
Ensco plc (United Kingdom)(c)	7.75%	2/1/2026	5,973	5,666,884
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	3,448	2,387,740
FTS International, Inc.	6.25%	5/1/2022	21,761	21,869,805
Indigo Natural Resources LLC†	6.875%	2/15/2026	12,172	11,916,023
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	22,277	21,274,535
Noble Holding International Ltd.†	7.875%	2/1/2026	9,500	9,559,375
Sanchez Energy Corp.†	7.25%	2/15/2023	7,358	7,461,380
Southwestern Energy Co.	7.50%	4/1/2026	11,725	11,900,875
Total				122,382,520

Financial 0.64%

ACE Cash Express, Inc.†	12.00%	12/15/2022	11,100	12,071,250
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	13,006	12,745,880
Enova International, Inc.†	8.50%	9/1/2024	6,835	7,228,013
Freedom Mortgage Corp.†	8.125%	11/15/2024	16,144	16,587,960
Werner FinCo LP/Werner FinCo, Inc.†	8.75%	7/15/2025	17,829	18,408,442
York Risk Services Holding Corp.†	8.50%	10/1/2022	11,996	11,426,190
Total				78,467,735

Gaming/Leisure 0.18%

Jacobs Entertainment, Inc.†	7.875%	2/1/2024	13,045	13,974,456
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	8,205	8,502,431
Total				22,476,887

Healthcare 0.50%

Kindred Healthcare, Inc.	8.75%	1/15/2023	24,497	26,334,275
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	12,122	12,091,695
Polaris Intermediate Corp. PIK 8.5%†	8.50%	12/1/2022	14,628	14,929,702
Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	8,394	8,488,433
Total				61,844,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology 0.10%

CURO Financial Technologies Corp.†(a)	12.00%	3/1/2022	$5,312	$5,883,040
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	6,660	6,951,375
Total				12,834,415

Land Transportation 0.24%

Eletson Holdings, Inc. (Greece)†(c)	9.625%	1/15/2022	13,212	6,936,300
Gol Finance, Inc. (Brazil)†(c)	7.00%	1/31/2025	14,741	14,593,590
Kenan Advantage Group, Inc. (The)†	7.875%	7/31/2023	7,636	7,922,350
Total				29,452,240

Manufacturing 0.35%

Atrium Windows & Doors, Inc.†	7.75%	5/1/2019	12,803	12,963,037
Brand Industrial Services, Inc.†	8.50%	7/15/2025	5,174	5,368,025
Hillman Group, Inc. (The)†	6.375%	7/15/2022	14,491	14,201,180
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%	6/1/2021	10,323	10,529,460
Total				43,061,702

Metals/Minerals 0.84%

AK Steel Corp.	6.375%	10/15/2025	12,091	11,909,635
Aleris International, Inc.	7.875%	11/1/2020	12,081	12,141,405
Ferroglobe plc/Globe Specialty Metals, Inc. (United Kingdom)†(c)	9.375%	3/1/2022	11,468	12,313,765
First Quantum Minerals Ltd. (Canada)†(c)	6.875%	3/1/2026	14,690	14,671,637
Imperial Metals Corp. (Canada)†(c)	7.00%	3/15/2019	12,313	11,635,785
Mirabela Nickel Ltd. (Australia)(c)	1.00%	9/10/2044	51	5	(d)
Peabody Energy Corp.†	6.375%	3/31/2025	11,316	11,839,365
Peabody Energy Corp.	10.00%	3/15/2022	10,230	1,023	(d)
Taseko Mines Ltd. (Canada)†(c)	8.75%	6/15/2022	254	266,065
TMS International Corp.†	7.25%	8/15/2025	17,394	18,176,730

Warrior Met Coal, Inc.†	8.00%	11/1/2024	9,727	10,043,128
Total				102,998,543

Retail 0.04%

IRB Holding Corp.†	6.75%	2/15/2026	4,871	4,883,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Service 0.75%

Ahern Rentals, Inc.†	7.375%		5/15/2023		$20,515	$20,002,125
APX Group, Inc.	7.625%		9/1/2023		15,752	16,834,950
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%		8/1/2025		11,991	12,020,977
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%		2/15/2021		5,279	5,371,383
Cloud Crane LLC†	10.125%		8/1/2024		14,336	16,092,160
Jurassic Holdings III, Inc.†	6.875%		2/15/2021		12,315	10,960,350
Laureate Education, Inc.†	8.25%		5/1/2025		10,860	11,593,050
Total						92,874,995

Shipping 0.38%

Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(c)	6.25%		10/30/2019		7,342	7,397,065
Golar LNG Partners LP (United Kingdom)†(c)	8.089%(3 Mo. LIBOR + 6.25%)	#	5/18/2021		7,400	7,584,808
Hoegh LNG Holdings Ltd.(e)	5.86%(3 Mo. NIBOR + 5.00%)	#	2/1/2022	NOK	87,000	10,961,341	(b)
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(c)	7.375%		1/15/2022		$14,310	11,761,031
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(c)	7.25%		5/1/2022		9,820	9,568,363
Total						47,272,608

Utility 0.10%

Talen Energy Supply LLC	4.60%		12/15/2021		12,745	11,693,538
Total Corporate Bonds (cost $663,774,147)						666,320,052

FLOATING RATE LOANS(f) 92.54%

Aerospace 4.77%

Air Canada Replacement Term Loan (Canada)(c)	3.984%(3 Mo. LIBOR + 2.00%)		10/6/2023		25,568	25,719,393
Air Canada Replacement Term Loan B (Canada)(c)	3.984%(3 Mo. LIBOR + 2.00%)		10/6/2023		25,568	25,719,392
Air Medical Group Holdings, Inc. 2016 Term Loan B1	5.675%(3 Mo. LIBOR + 4.00%)		4/28/2022		7,278	7,329,922
Air Medical Group Holdings, Inc. 2018 Term Loan	5.675%(3 Mo. LIBOR + 4.00%)		3/14/2025		14,669	14,846,862
Air Medical Group Holdings, Inc. Initial Term Loan	4.943%(3 Mo. LIBOR + 3.25%)		4/28/2022		52,377	52,736,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace (continued)

American Airlines, Inc. 2017 Replacement Term Loan	3.581%(1 Mo. LIBOR + 2.00%)	10/10/2021	$25,927	$26,018,566
American Airlines, Inc. 2017 Replacement Term Loan	3.631%(1 Mo. LIBOR + 2.00%)	6/27/2020	44,161	44,312,951
American Airlines, Inc. 2017 Term Loan B	3.588%(1 Mo. LIBOR + 2.00%)	12/14/2023	44,920	44,972,876
American Airlines, Inc. 2017 Term Loan B	3.648%(1 Mo. LIBOR + 2.00%)	4/28/2023	22,716	22,744,575
Circor International, Inc. Initial Term Loan	5.081%(1 Mo. LIBOR + 3.50%)	12/11/2024	26,332	26,491,177
Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.943%(3 Mo. LIBOR + 8.25%)	10/9/2020	4,058	3,915,970
Doncasters U.S. Finance LLC Term Loan B	5.193%(3 Mo. LIBOR + 3.50%)	4/9/2020	24,543	24,282,163
Gol LuxCo S.A. Term Loan (Luxembourg)(c)	6.50%	8/31/2020	31,992	32,791,745
Hyster-Yale Group, Inc. Term Loan	5.648%(1 Mo. LIBOR + 4.00%)	5/30/2023	5,725	5,771,746
Jazz Acquisition, Inc. 1st Lien Term Loan	5.193%(3 Mo. LIBOR + 3.50%)	6/19/2021	38,377	37,571,569
Jazz Acquisition, Inc. 2nd Lien Term Loan	8.443%(3 Mo. LIBOR + 6.75%)	6/19/2022	15,536	14,710,728
MB Aerospace Holdings Inc. 1st Lien Initial Term Loan	5.08%(3 Mo. LIBOR + 3.50%)	1/22/2025	7,098	7,186,725	(g)
TransDigm, Inc. New Tranche E Term Loan	4.398%(1 Mo. LIBOR + 2.75%)	5/14/2022	2,964	2,986,406
TransDigm, Inc. New Tranche F Term Loan	4.398%- 4.443% (3 Mo. LIBOR + 2.75%)	6/9/2023	28,813	29,024,616
TransDigm, Inc. New Tranche G Term Loan	4.096%(3 Mo. LIBOR + 2.50%)	8/22/2024	20,798	20,915,226
United Airlines, Inc. Term Loan B	3.772%(3 Mo. LIBOR + 2.00%)	4/1/2024	40,938	41,189,270
Wesco Aircraft Hardware Corp. New Tranche A Term Loan	4.65%(1 Mo. LIBOR + 3.00%)	11/30/2020	4,871	4,830,400
Wesco Aircraft Hardware Corp. Tranche B Term Loan	4.20%(3 Mo. LIBOR + 2.50%)	2/28/2021	12,857	12,744,704
WP CPP Holdings, LLC 1st Lien Term Loan B3	5.148%- 5.272% (3 Mo. LIBOR + 3.50%)	12/28/2019	39,965	40,027,479
WP CPP Holdings, LLC 2nd Lien Term Loan B1	9.522%(3 Mo. LIBOR + 7.75%)	4/30/2021	17,934	17,874,014
Total				586,715,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 2.19%

Agro Merchants NAI Holdings, LLC 1st Lien Effective Date Term Loan	5.398%(1 Mo. LIBOR + 3.75%)		12/6/2024	$25,918	$26,209,733
Ashland, Inc. Term Loan A1	3.346%- 3.398% (1 Mo. LIBOR + 1.75%)		5/15/2020	11,086	11,134,501	(g)
Berry Global, Inc. Term Loan Q	3.581%(1 Mo. LIBOR + 2.00%)		1/6/2021	24,353	24,462,223
Boyd Corp. 2nd Amendment Incremental Term Loan	—	(h)	5/16/2025	7,779	7,827,619	(g)
Cyanco Intermediate Corp. Term Loan	6.148%(1 Mo. LIBOR + 4.50%)		5/1/2020	18,443	18,512,063
EaglePicher Technologies, LLC 1st Lien Term Loan B	—	(h)	2/27/2025	9,500	9,523,798
Ineos US Finance LLC New 2024 Dollar Term Loan	—	(h)	4/1/2024	18,513	18,594,356
Invictus U.S. Newco LLC 2nd Lien Term Loan	—	(h)	3/28/2026	6,808	6,876,114
Invictus U.S. Newco LLC Term Loan	—	(h)	3/28/2025	14,587	14,714,636
MacDermid, Inc. Tranche B6 Term Loan	4.648%(1 Mo. LIBOR + 3.00%)		6/7/2023	13,466	13,573,885
MacDermid, Inc. Tranche B7 Term Loan	4.148%(1 Mo. LIBOR + 2.50%)		6/7/2020	6,083	6,116,685
Plastipak Holdings, Inc. Tranche B Term Loan	4.45%(3 Mo. LIBOR + 2.75%)		10/14/2024	7,185	7,241,057
Tata Chemicals North America Term Loan	4.50%(3 Mo. LIBOR + 2.75%)		8/7/2020	15,576	15,663,576
Tronox Blocked Borrower LLC Blocked Dollar 1st Lien Term Loan	4.693%(3 Mo. LIBOR + 3.00%)		9/23/2024	9,017	9,087,683
Tronox Finance LLC Initial Dollar Term Loan	4.693%(3 Mo. LIBOR + 3.00%)		9/23/2024	20,806	20,970,181
Univar Inc. Term Loan B3	4.148%(1 Mo. LIBOR + 2.50%)		7/1/2024	21,915	22,055,467
Vectra Co. 2nd Lien Term Loan	—	(h)	2/27/2026	5,180	5,192,950	(g)
Venator Finance S.A.R.L Initial Term Loan	4.648%(1 Mo. LIBOR + 3.00%)		8/8/2024	12,287	12,364,000
W.R. Grace & Co. Term Loan B1	—	(h)	4/3/2025	7,165	7,186,308
W.R. Grace & Co. Term Loan B2	—	(h)	4/3/2025	12,284	12,319,386
Total					269,626,221

Consumer Durables 1.09%

Britax US Holdings, Inc. Initial Dollar Term Loan	5.193%(3 Mo. LIBOR + 3.50%)		10/15/2020	22,363	19,902,862
G-III Apparel Group, Ltd. Initial Term Loan	6.875%- 8.75% (1 Mo. LIBOR + 5.25%)		12/1/2022	25,948	26,288,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Consumer Durables (continued)

Samsonite International S.A. Initial Tranche Term Loan B	3.898%(1 Mo. LIBOR + 2.25%)		8/1/2023	$5,700	$5,742,296
Serta Simmons Bedding, LLC 1st Lien Term Loan	5.195%- 5.291% (3 Mo. LIBOR + 3.50%)		11/8/2023	29,023	28,127,839
Serta Simmons Bedding, LLC 2nd Lien Initial Term Loan	9.579%(1 Mo. LIBOR + 8.00%)		11/8/2024	31,226	28,587,610
TGP Holdings III, LLC 1st Lien Closing Date Term Loan	6.693%(3 Mo. LIBOR + 5.00%)		9/25/2024	15,179	15,354,519
TGP Holdings III, LLC 2nd Lien Initial Term Loan	10.193%(3 Mo. LIBOR + 8.50%)		9/25/2025	9,333	9,472,995
Total					133,476,674

Consumer Non-Durables 1.02%

EG Group Limited Facility Term Loan B (United Kingdom)(c)	—	(h)	1/19/2025	4,718	4,729,205
H.B. Fuller Company Commitment Term Loan	3.84%(1 Mo. LIBOR + 2.25%)		10/20/2024	54,980	55,299,784
Hanesbrands, Inc. New Term Loan B	3.338%(1 Mo. LIBOR + 1.75%)		12/16/2024	9,585	9,654,875
Prestige Brands, Inc. Term Loan B4	4.148%(1 Mo. LIBOR + 2.50%)		1/26/2024	11,162	11,246,721
Spectrum Holdings III Corp. 1st Lien Term Loan	4.898%(1 Mo. LIBOR + 3.25%)		1/31/2025	11,607	11,655,393
Spectrum Holdings III Corp. 2nd Lien Term Loan	8.648%(1 Mo. LIBOR + 7.00%)		1/31/2026	11,425	11,596,346	(g)
SRAM, LLC 1st Lien New Term Loan	4.885%- 6.75% (2 Mo. LIBOR + 3.25%)		3/15/2024	20,556	20,735,656	(g)
Total					124,917,980

Energy 3.10%

California Resources Corp. Initial Term Loan	6.34%(1 Mo. LIBOR + 4.75%)		12/31/2022	38,075	38,693,719
California Resources Corp. Term Loan	—	(h)	12/31/2021	6,829	7,750,915
Chesapeake Energy Corp. Class Term Loan A	9.444%(3 Mo. LIBOR + 7.50%)		8/23/2021	28,550	30,498,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)

Chief Exploration & Development LLC 2nd Lien Term Loan	7.959%(3 Mo. LIBOR + 6.50%)		5/16/2021	$35,399	$35,310,032
Compass Power Generation LLC	5.391%(3 Mo. LIBOR + 3.75%)		12/20/2024	24,360	24,618,947
CONSOL Energy, Inc. Term Loan B	7.65%- 7.99% (3 Mo. LIBOR + 6.00%)		11/28/2022	17,613	18,068,032
EIF Channelview Cogeneration LLC Term Loan	4.898%(1 Mo. LIBOR + 3.25%)		5/8/2020	22,601	22,233,626
EMG Utica LLC Term Loan	5.443%- 5.593% (3 Mo. LIBOR + 3.75%)		3/27/2020	15,372	15,463,550
FTS International, Inc. Initial Term Loan	6.414%(1 Mo. LIBOR + 4.75%)		4/16/2021	21,000	21,052,579
Lucid Energy Group II LLC Initial Term Loan	4.588%(1 Mo. LIBOR + 3.00%)		2/17/2025	22,643	22,713,872
Moxie Patriot LLC Advanced Construction Term Loan B1	7.443%(3 Mo. LIBOR + 5.75%)		12/19/2020	17,391	17,304,267	(g)
Navitas Midstream Midland Basin, LLC Initial term Loan	6.088%(1 Mo. LIBOR + 4.50%)		12/13/2024	16,388	16,408,485	(g)
Oryx Southern Delaware Holdings, LLC Initial term Loan	—	(h)	2/28/2025	28,400	28,435,500	(g)
Pioneer Energy Services Corp. Term Loan	9.329%(1 Mo. LIBOR + 7.75%)		11/8/2022	4,871	5,096,284
Power Buyer, LLC 1st Lien Term Loan	4.943%(3 Mo. LIBOR + 3.25%)		5/6/2020	13,515	13,557,518
Preferred Proppants, LLC Term Loan	7.443%(3 Mo. LIBOR + 5.75%)		7/27/2020	14,263	13,407,362
Seadrill Operating LP Initial Term Loan	7.693%(3 Mo. LIBOR + 6.00%)		2/21/2021	18,427	16,022,364
Thermon Holding Corp. Term Loan B	5.33%(1 Mo. LIBOR + 3.75%)		10/30/2024	3,477	3,511,770
Traverse Midstream Partners LLC Advance Term Loan	5.85%(3 Mo. LIBOR + 4.00%)		9/27/2024	16,451	16,594,946
Weatherford International Ltd. Term Loan	3.95%(1 Mo. LIBOR +2.30%)		7/13/2020	14,862	14,750,589
Total					381,492,688

Financial 6.02%

Acrisure, LLC Term Loan B2	5.991%(3 Mo. LIBOR + 4.25%)		11/22/2023	11,313	11,514,390
Alliant Holdings Intermediate LLC Initial Term Loan	4.898%(1 Mo. LIBOR + 3.25%)		8/12/2022	23,373	23,509,225
AmWINS Group, Inc. 2nd Lien Term Loan	8.398%(1 Mo. LIBOR + 6.75%)		1/25/2025	3,413	3,453,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)

BDF Acquisition Corp. Initial Term Loan	6.398%(1 Mo. LIBOR + 4.75%)		2/12/2021	$33,141	$32,892,753
Clipper Acquisitions Corp. Term Loan B1	3.621%(2 Mo. LIBOR + 2.00%)		12/27/2024	7,308	7,353,675	(g)
Communications Sales & Leasing, Inc. Shortfall Term Loan	4.648%(1 Mo. LIBOR + 3.00%)		10/24/2022	34,409	33,161,635
Convergint Technologies Holdings, LLC 1st Lien Initial Term Loan	4.658%(1 Mo. LIBOR + 3.00%)		2/3/2025	6,955	6,959,188
Culligan NewCo Ltd. 1st Lien 2017 Incremental Term Loan	5.148%(1 Mo. LIBOR + 3.50%)		12/13/2023	15,203	15,272,527
Culligan NewCo Ltd. 1st Lien Tranche B1 Term Loan	5.148%(1 Mo. LIBOR + 3.50%)		12/13/2023	17,562	17,649,506
DG Investment Intermediate Holdings 2, Inc. 2nd Lien Initial Term Loan	8.408%(3 Mo. LIBOR + 6.75%)		2/2/2026	12,906	13,099,590
Digicel International Finance Limited 1st Lien Initial Term Loan B	5.02%(3 Mo. LIBOR + 3.25%)		5/27/2024	7,306	7,336,466
Employbridge LLC Term Loan	8.193%(3 Mo. LIBOR + 6.50%)		5/15/2020	6,423	6,364,677
Fly Funding II S.A.R.L Term Loan (Luxembourg)(c)	3.80%(3 Mo. LIBOR + 2.00%)		2/9/2023	41,016	41,125,419
Fortress Investment Group Initial Term Loan	4.398%(1 Mo. LIBOR + 2.75%)		12/27/2022	25,525	25,828,109
Freedom Mortgage Corp. Initial Term Loan	7.103%(1 Mo. LIBOR + 5.50%)		2/23/2022	14,524	14,691,701
Genworth Financial, Inc.	—	(h)	3/7/2023	21,395	21,742,669	(g)
Greenhill & Co., Inc. Term Loan	5.333%- 5.439% (2 Mo. LIBOR + 3.75%)		10/12/2022	16,299	16,461,990
Hayward Industries, Inc.1st Lien Initial Term Loan	5.148%(1 Mo. LIBOR + 3.50%)		8/5/2024	22,496	22,632,858
Helix Gen Funding, LLC Term Loan	5.443%(3 Mo. LIBOR + 3.75%)		6/3/2024	12,744	12,881,405
HUB International Ltd. Initial Term Loan	4.70%-4.839% (3 Mo. LIBOR + 3.00%)		10/2/2020	93,366	93,869,006
Institutional Shareholder Services Inc. 1st Lien Initial Term Loan	5.47%(3 Mo. LIBOR + 3.75%)		10/16/2024	5,378	5,413,844
Janus International Group, LLC 1st Lien Initial Term Loan	4.581%(3 Mo. LIBOR + 3.00%)		2/12/2025	13,620	13,611,488
Kingpin Intermediate Holdings LLC 1st Lien Initial Term Loan	5.73%(3 Mo. LIBOR + 4.25%)		7/3/2024	6,587	6,710,404
LifeMiles Ltd. Initial Term Loan	7.223%- 7.373% (3 Mo. LIBOR + 5.50%)		8/18/2022	17,330	17,892,864
Nautilus Power, LLC Term Loan	5.898%(1 Mo. LIBOR + 4.25%)		5/16/2024	15,610	15,856,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)

Park Intermediate Holdings, LLC Term Loan	3.098%(1 Mo. LIBOR + 1.45%)		12/24/2021	$52,917	$52,917,000	(g)
Safe Fleet Holdings LLC 1st Lien Initial Term Loan	4.78%(3 Mo. LIBOR + 3.00%)		2/3/2025	22,351	22,421,288
Safe Fleet Holdings LLC 2nd Lien Initial Term Loan	—	(h)	2/2/2026	4,675	4,733,438
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	4.398%(1 Mo. LIBOR + 2.75%)		3/1/2021	44,815	44,866,236
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	7.734%(3 Mo. LIBOR + 5.75%)		2/28/2022	13,340	13,452,590
Tecostar Holdings, Inc. 1st Lien Term Loan	5.278%- 7.00% (Prime + 2.50%)		5/1/2024	20,677	20,903,307
VFH Parent LLC Term Loan B1	4.945%(3 Mo. LIBOR + 3.25%)		12/30/2021	11,029	11,180,164
Vistage Worldwide, Inc 1st Lien Term Loan B	5.579%(3 Mo. LIBOR + 4.00%)		2/10/2025	14,249	14,320,316
Vistage Worldwide, Inc 2nd Lien Initial Term Loan	9.579%(1 Mo. LIBOR + 8.00%)		2/9/2026	3,893	3,912,465	(g)
Werner FinCo LP Term Loan B	5.648%(1 Mo. LIBOR + 4.00%)		7/24/2024	17,649	17,870,050	(g)
York Risk Services Holding Corp. Term Loan	5.398%(1 Mo. LIBOR + 3.75%)		10/1/2021	48,021	47,180,245
Total					741,042,956

Food & Drug 2.24%

Albertson’s, LLC 2017-1 Term Loan B5	4.675%(3 Mo. LIBOR + 3.00%)		12/21/2022	34,092	33,721,684
Aramark Services, Inc. U.S. Term Loan B1	3.648%(1 Mo. LIBOR + 2.00%)		3/11/2025	28,998	29,224,619
Chobani, LLC 1st Lien New Term Loan	5.148%(1 Mo. LIBOR + 3.50%)		10/10/2023	34,077	34,375,254
P.F. Chang’s China Bistro Inc. Term Loan B	6.509%(3 Mo. LIBOR + 5.00%)		9/1/2022	14,616	14,451,657
Panera Bread Company Term Loan	3.625%(1 Mo. LIBOR + 2.00%)		7/18/2022	43,759	43,485,559
PharMerica Corp. 1st Lien Initial Term Loan	5.079%(1 Mo. LIBOR + 3.50%)		12/6/2024	5,873	5,922,568
Post Holdings Inc. Series A Incremental Term Loan	3.90%(1 Mo. LIBOR + 2.25%)		5/24/2024	19,612	19,669,615
Red Lobster Management LLC 1st Lien Initial Term Loan	6.898%(1 Mo. LIBOR + 5.25%)		7/28/2021	17,585	17,683,979
Southern Graphics, Inc. 1st Lien Initial Term Loan	5.148%(1 Mo. LIBOR + 3.50%)		12/31/2022	26,785	27,078,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food & Drug (continued)

Southern Graphics, Inc. 2nd Lien Initial Term Loan	9.148%(1 Mo. LIBOR + 7.50%)		12/31/2023	$9,480	$9,568,875
Weight Watchers International, Inc. Initial Term Loan	6.33%- 6.45% (1 Mo. LIBOR + 4.75%)		11/29/2024	40,185	40,771,098
Total					275,953,075

Food/Tobacco 1.12%

1011778 B.C. Unlimited Liability Company Term Loan B3 (Canada)(c)	3.898%- 3.943% (1 Mo. LIBOR + 2.25%)		2/16/2024	9,696	9,722,532
CEC Entertainment, Inc. Term Loan B	4.898%(1 Mo. LIBOR + 3.25%)		2/12/2021	19,947	19,383,746
Dole Food Company Inc. Tranche B Term Loan	4.329%- 6.25% (3 Mo. LIBOR + 2.75%)		4/6/2024	10,664	10,720,527
Flavors Holdings Inc. 1st Lien Tranche B Term Loan	7.443%(3 Mo. LIBOR + 5.75%)		4/3/2020	5,032	4,557,546
JBS USA, LLC Initial Term Loan	4.10%(3 Mo. LIBOR + 2.50%)		10/30/2022	33,246	33,128,545
NPC International, Inc. 2nd Lien Initial Term Loan	9.154%(2 Mo. LIBOR + 7.50%)		4/18/2025	9,531	9,697,793
Refresco Group BV Facility Term Loan B (Netherlands)(c)	—	(h)	12/14/2024	9,780	9,865,575
Refresco Group BV Term Loan B (Netherlands)(c)	4.589%(3 Mo. LIBOR + 2.75%)		1/29/2025	9,780	9,798,337	(g)
US Foods, Inc. Initial Term Loan	4.148%(1 Mo. LIBOR + 2.50%)		6/27/2023	30,808	31,088,101
Total					137,962,702

Forest Products 1.86%

Berlin Packaging LLC 2nd Lien Initial Term Loan	8.33%(1 Mo. LIBOR + 6.75%)		9/30/2022	8,885	8,974,215
Berlin Packaging LLC Term Loan B	4.83%- 4.90% (1 Mo. LIBOR + 3.25%)		10/1/2021	8,150	8,203,905
Berry Global Group, Inc. Term Loan O	3.581%(1 Mo. LIBOR + 2.00%)		2/8/2020	13,561	13,635,678
Berry Global Group, Inc. Term Loan P	3.581%(1 Mo. LIBOR + 2.00%)		1/6/2021	13,201	13,264,680
BWAY Holding Company Initial Term Loan	4.874%- 4.958% (3 Mo. LIBOR + 3.25%)		4/3/2024	51,614	51,889,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Forest Products (continued)

Keurig Green Mountain, Inc. Term Loan A	2.75%(1 Mo. LIBOR + 1.25%)		3/3/2021	$6,654	$6,647,405
Keurig Green Mountain, Inc. Term Loan A	3.00%(1 Wk. LIBOR + 1.50%)		3/3/2021	42,285	42,285,412
Klockner-Pentaplast of America, Inc. Dollar Term Loan	5.943%(3 Mo. LIBOR + 4.25%)		6/30/2022	39,099	38,577,622
Ranpak Corp. 2nd Lien Initial Term Loan	8.84%(1 Mo. LIBOR + 7.25%)		10/3/2022	81	81,474
Ranpak Corporation Tranche B1 USD Term Loan	4.898%(1 Mo. LIBOR + 3.25%)		10/1/2021	2,747	2,766,386
Reynolds Group Holdings Inc. US Incremental Term Loan	4.398%(1 Mo. LIBOR + 2.75%)		2/5/2023	19,652	19,765,230
SIG Combibloc Holdings S.C.A. Initial Dollar Term Loan	4.474%(1 Wk. LIBOR + 3.00%)		3/13/2022	22,232	22,322,107
Total					228,414,090

Gaming/Leisure 9.06%

24 Hour Fitness Worldwide, Inc. Term Loan	5.443%(3 Mo. LIBOR + 3.75%)		5/28/2021	19,832	20,055,447	(g)
Amaya Holding B.V. 1st Lien Initial Term Loan B3 (Netherlands)(c)	5.193%(3 Mo. LIBOR + 3.50%)		8/1/2021	54,177	54,631,366
Aristocrat Leisure Limited 2017/2018 Incremental Term Loan (Australia)(c)	3.635% - 3.745%		10/19/2024	14,399	14,485,178
Caesars Entertainment Operating Co. LLC Term Loan B	4.148%(1 Mo. LIBOR + 2.50%)		10/6/2024	30,006	30,240,497
Caesars Resort Collection, LLC Term Loan B	4.398%(1 Mo. LIBOR + 2.75%)		12/23/2024	97,801	98,571,672
CCM Merger, Inc. Term Loan	4.398%(1 Mo. LIBOR + 2.75%)		8/6/2021	13,553	13,676,176
Churchill Downs Incorporated Facility Term Loan B	3.65%(1 Mo. LIBOR + 2.00%)		12/27/2024	8,771	8,809,373	(g)
Cineworld Group plc Initial Dollar Tranche Term Loan (United Kingdom)(c)	—	(h)	2/18/2025	43,124	43,127,666
CityCenter Holdings, LLC Term Loan B	4.148%(1 Mo. LIBOR + 2.50%)		4/18/2024	39,214	39,441,974
Cowlitz Tribal Gaming Authority Term Loan B	12.148%(1 Mo. LIBOR + 10.50%)		12/6/2021	21,230	23,512,516	(g)
Eldorado Resorts LLC Term Loan	3.875%- 4.063% (1 Mo. LIBOR + 2.25%)		4/17/2024	30,726	30,803,126	(g)
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	8.648%(1 Mo. LIBOR + 7.00%)		9/6/2024	8,825	9,122,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

Equinox Holdings, Inc. Term Loan B1	4.648%(1 Mo. LIBOR + 3.00%)	3/8/2024	$21,007	$21,203,463
ESH Hospitality, Inc. Repriced Term Loan	3.898%(1 Mo. LIBOR + 2.25%)	8/30/2023	25,700	25,885,426
Everi Payments Inc. Term Loan B	5.148%(1 Mo. LIBOR + 3.50%)	5/9/2024	28,930	29,209,953
Gateway Casinos & Entertainment Limited Initial Tranche B1 Term Loan (Canada)(c)	5.443%(3 Mo. LIBOR + 3.75%)	2/22/2023	11,425	11,560,672
GLP Capital L.P. Closing Date Term Loan	3.148%(1 Mo. LIBOR + 1.50%)	10/26/2018	9,894	9,893,999
GLP Capital L.P. Incremental Tranche A1 Term Loan	3.088%(1 Mo. LIBOR + 1.50%)	7/31/2020	65,821	65,697,586
Golden Entertainment, Inc. 1st Lien Term Loan	4.59%(1 Mo. LIBOR + 3.00%)	10/21/2024	44,020	44,336,504
Golden Entertainment, Inc. 2nd Lien Facility Term Loan B	8.60%(1 Mo. LIBOR + 7.00%)	10/20/2025	19,485	19,606,379
Hilton Worldwide Finance, LLC Term Loan B2	3.621%(1 Mo. LIBOR + 2.00%)	10/25/2023	15,647	15,754,435
Intrawest Resorts Holdings, Inc. Initial Bluebird Term Loan	4.898%(1 Mo. LIBOR + 3.25%)	7/31/2024	29,939	30,116,838
Life Time Fitness, Inc. 2017 Refinancing Term Loan	4.398%- 4.734% (3 Mo. LIBOR + 2.75%)	6/10/2022	39,943	40,202,207
MGM Growth Prop. Operating Partnership LP Term Loan A	4.398%(1 Mo. LIBOR + 2.75%)	4/23/2021	13,804	13,873,510	(g)
MGM Growth Prop. Operating Partnership LP Term Loan B	3.898%(1 Mo. LIBOR + 2.25%)	3/24/2025	32,606	32,797,208
Mohegan Tribal Gaming Authority Term Loan A	5.398%(1 Wk. LIBOR + 3.75%)	10/13/2021	17,383	17,513,376
Mohegan Tribal Gaming Authority Term Loan B	5.648%(Prime + 3.00%)	10/13/2023	25,799	26,042,572
Norwegian Cruise Lines Term Loan B	3.331%(1 Mo. LIBOR + 1.75%)	10/10/2021	9,780	9,822,787
Penn National Gaming, Inc. Refinancing Facility Term Loan A	3.398%(1 Mo. LIBOR + 1.75%)	1/19/2022	18,288	18,324,075
Penn National Gaming, Inc. Refinancing Term Loan B	4.148%(1 Mo. LIBOR + 2.50%)	1/19/2024	5,559	5,592,746
Pinnacle Entertainment, Inc. Facility Term Loan A	3.40%(1 Mo. LIBOR +1.75%)	4/28/2021	9,097	9,110,116
Recess Holdings, Inc. 1st Lien Initial Term Loan	5.254%(3 Mo. LIBOR + 3.75%)	9/29/2024	14,747	14,875,863
Scientific Games International, Inc. Initial Term Loan B1	4.449%(3 Mo. LIBOR + 2.75%)	8/14/2024	55,880	56,202,085
Seminole Tribe of Florida Term Loan B	3.648%(1 Mo. LIBOR + 2.00%)	7/8/2024	45,542	45,793,073
Station Casinos LLC Facility Term Loan B	4.15%(1 Mo. LIBOR + 2.50%)	6/8/2023	46,427	46,580,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

Town Sports International LLC Initial Term Loan	5.148%(1 Mo. LIBOR + 3.50%)	11/15/2020	$12,862	$12,653,181
Travel Leaders Group, LLC New Incremental Term Loan	6.35%(3 Mo. LIBOR + 4.50%)	1/25/2024	5,679	5,764,344
VICI Properties 1 LLC Term Loan B	3.596%(1 Mo. LIBOR +2.00%)	12/20/2024	36,950	37,177,515
Wynn America LLC Extened Facility Term Loan	3.40%(1 Mo. LIBOR + 1.75%)	12/31/2021	34,931	34,931,000	(g)
Wynn America LLC Extened Facility Term Loan A	3.40%(1 Mo. LIBOR + 1.75%)	12/31/2021	23,000	22,985,625
Wynn America LLC Tranche A Facility Term Loan	3.40%(1 Mo. LIBOR + 1.75%)	11/20/2020	5,091	5,087,661
Total				1,115,072,459

Healthcare 5.05%

Air Methods Corporation Initial Term Loan	5.193%(3 Mo. LIBOR + 3.50%)	4/22/2024	10,511	10,567,418
ATI Holdings Acquisition, Inc. 1st Lien Initial Term Loan	5.204%(3 Mo. LIBOR + 3.50%)	5/10/2023	27,172	27,477,792	(g)
Catalent Pharma Solutions, Inc. Dollar Term Loan	3.898%(1 Mo. LIBOR + 2.25%)	5/20/2024	7,369	7,406,096
Change Healthcare Holdings, Inc. Closing Date Term Loan	4.398%(1 Mo. LIBOR + 2.75%)	3/1/2024	34,479	34,588,518
CHS/Community Health Systems, Inc. 2019 Incremental Term Loan G	4.734%(3 Mo. LIBOR + 2.75%)	12/31/2019	25,045	24,861,611
CHS/Community Health Systems, Inc. 2021 Incremental Term Loan H	4.984%(3 Mo. LIBOR + 3.00%)	1/27/2021	4,784	4,683,105
Concentra Inc. 1st Lien Tranche B1 Term Loan	4.53%(3 Mo. LIBOR + 2.75%)	6/1/2022	15,421	15,555,934
Diplomat Pharmacy, Inc. Initial Term Loan B	6.10%(1 Mo. LIBOR + 4.50%)	12/20/2024	14,769	14,926,320
Envision Healthcare Corp. Initial Term Loan	4.65%(1 Mo. LIBOR + 3.00%)	12/1/2023	37,976	38,148,614
FHC Health Systems, Inc. Initial Term Loan	5.648%(1 Mo. LIBOR + 4.00%)	12/23/2021	13,458	13,407,477	(g)
Genoa, a QoL Healthcare Co., LLC 2nd Lien Initial Term Loan	9.648%(1 Mo. LIBOR + 8.00%)	10/28/2024	2,430	2,472,525
Genoa, a QoL Healthcare Company, LLC 1st Lien Amendment No. 1 Term Loan	4.898%(1 Mo. LIBOR + 3.25%)	10/30/2023	10,854	10,944,420
Grifols Worldwide Operations USA Ltd. Tranche B Term Loan	3.721%(1 Wk. LIBOR + 2.25%)	1/31/2025	39,314	39,498,300
Grifols Worldwide Operations USA, Inc. Tranche A Term Loan	3.221%(1 Wk.. LIBOR + 1.75%)	1/31/2023	1,641	1,642,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

Jaguar Holding Company II 2017 Term Loan	4.398%- 4.443% (3 Mo. LIBOR + 2.75%)	8/18/2022	$25,480	$25,576,528
MedRisk, Inc. 1st Lien Term Loan	4.686%(1 Mo. LIBOR + 3.00%)	12/28/2024	14,196	14,222,618
MedRisk, Inc. 2nd Lien Term Loan	8.436%(1 Mo. LIBOR + 6.75%)	12/28/2025	7,710	7,738,913	(g)
MPH Acquisition Holdings LLC Initial Term Loan	4.693%(3 Mo. LIBOR + 3.00%)	6/7/2023	29,984	30,163,702
NVA Holdings, Inc. 1st Lien Term Loan B3	4.409%(3 Mo. LIBOR + 2.75%)	2/2/2025	30,843	30,885,409
NVA Holdings, Inc. 2nd Lien Term Loan	8.693%(3 Mo. LIBOR + 7.00%)	8/14/2022	22,642	22,736,304
Ortho-Clinical Diagnostics Holding Luxembourg S.A.R.L Initial Term Loan	5.443%(3 Mo. LIBOR + 3.75%)	6/30/2021	48,774	49,208,166
Press Ganey Holdings, Inc. 1st Lien Replacement Term Loan	4.648%(1 Mo. LIBOR + 3.00%)	10/23/2023	35,815	36,105,633
RPI Finance Trust Initial Term Loan B6	3.693%(3 Mo. LIBOR + 2.00%)	3/27/2023	44,035	44,321,465
Select Medical Corporation Tranche B Term Loan	5.13%- 7.00% (3 Mo. LIBOR + 3.50%)	3/1/2021	25,391	25,549,822
Team Health Holdings, Inc. Initial Term Loan	4.398%(1 Mo. LIBOR + 2.75%)	2/6/2024	42,623	41,610,704
U.S. Renal Care, Inc. 1st Lien Initial Term Loan	5.943%(3 Mo. LIBOR + 4.25%)	12/31/2022	25,427	25,560,896
Wink Holdco, Inc 1st Lien Initial Term Loan	4.49%(3 Mo. LIBOR + 3.00%)	12/2/2024	16,643	16,601,392
Wink Holdco, Inc 2nd Lien Initial Term Loan	8.24%(3 Mo. LIBOR + 6.75%)	12/1/2025	4,485	4,513,031
Total				620,975,582

Housing 2.01%

American Builders & Contractors Supply Co., Inc. Additional Term Loan B1	4.148%(1 Mo. LIBOR + 2.50%)	10/31/2023	15,526	15,632,074
Beacon Roofing Supply, Inc. Term Loan B	3.83%(1 Mo. LIBOR + 2.25%)	1/2/2025	6,459	6,500,038
Builders FirstSource, Inc. Refinancing Term Loan	4.693%(3 Mo. LIBOR + 3.00%)	2/29/2024	25,385	25,530,411
C.H.I. Overhead Doors, Inc. 1st Lien Initial Term Loan	4.943%(3 Mo. LIBOR + 3.25%)	7/29/2022	11,948	12,022,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Housing (continued)

CPG International Inc. New Term Loan	5.593%(3 Mo. LIBOR + 3.75%)		5/5/2024		$21,949	$22,154,974
GYP Holdings III Corp. 2017 1st Lien Incremental Term Loan	4.772%(3 Mo. LIBOR + 3.00%)		4/1/2023		18,718	18,855,156
Invitation Homes Operating Partnership LP Term Loan A	3.288%(1 Mo. LIBOR + 1.70%)		2/7/2022		38,996	38,216,080
LBM Borrower, LLC 1st Lien Tranche C Term Loan	5.45%(3 Mo. LIBOR + 3.75%)		8/20/2022		17,799	17,995,133
NCI Building Systems, Inc. Initial Term Loan	3.648%(1 Mo. LIBOR + 2.00%)		2/7/2025		4,869	4,884,824
PGT, Inc. Initial Term Loan	6.331%- 6.401% (2 Mo. LIBOR + 4.75%)		2/16/2022		8,108	8,219,921
Realogy Group LLC Extended 2025 Term Loan	3.829%(3 Mo. LIBOR + 2.25%)		2/8/2025		10,019	10,087,664
Summit Materials LLC New Term Loan	3.898%(1 Mo. LIBOR + 2.25%)		11/21/2024		18,355	18,496,846
TEN-X, LLC 1st Lien Term Loan	5.648%(1 Mo. LIBOR + 4.00%)		9/27/2024		22,690	22,647,570
USIC Holdings, Inc. New 1st Lien Term Loan	5.004%(3 Mo. LIBOR + 3.50%)		12/8/2023		25,987	26,203,834
Total						247,446,723

Information Technology 10.57%

Altran Technologies S.A. 1st Lien Term Loan B(e)	—	(h)	1/31/2025	EUR	12,368	15,130,608
Altran Technologies S.A. Term Loan B (France)(c)	—	(h)	1/31/2025		$9,739	9,827,284
Avaya, Inc. Replacement Term Loan B6	6.338%(1 Mo. LIBOR + 4.75%)		12/15/2024		24,389	24,562,772
Barracuda Networks, Inc. 1st Lien Term Loan	5.061%(3 Mo. LIBOR + 3.25%)		2/12/2025		16,459	16,578,986
Barracuda Networks, Inc. 2nd Lien Term Loan	9.061%(3 Mo. LIBOR + 7.25%)		2/12/2026		11,116	11,366,110
BMC Software Finance, Inc. Initial Term Loan B2	4.898%(1 Mo. LIBOR + 3.25%)		9/10/2022		17,475	17,550,068
Cavium, Inc. Term Loan B1	3.898%(1 Mo. LIBOR + 2.25%)		8/16/2022		10,193	10,231,694	(g)
CDW LLC Term Loan	3.70%(3 Mo. LIBOR + 2.00%)		8/17/2023		3,214	3,231,084
Cypress Intermediate Holdings III, Inc. Initial Term Loan	4.65%(1 Mo. LIBOR + 3.00%)		4/29/2024		35,634	35,805,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

Cypress Intermediate Holdings III, Inc. Initial Term Loan	8.398%(1 Mo. LIBOR + 6.75%)		4/28/2025	$6,303	$6,433,787
Dell International L.L.C. Replacement Term Loan A2	3.40%(1 Mo. LIBOR + 1.75%)		9/7/2021	145,866	145,904,955
Dell International LLC. Replacement Term Loan B	3.65%(1 Mo. LIBOR + 2.00%)		9/7/2023	72,354	72,417,278
DigiCert, Inc. 1st Lien Term Loan	6.522%(3 Mo. LIBOR + 4.75%)		10/31/2024	9,780	9,907,385
Donnelley Financial Solutions, Inc. 2017 Refinancing Term Loan	4.648%(1 Mo. LIBOR + 3.00%)		9/29/2023	4,751	4,786,915
Epicor Software Corp. Term Loan B	4.90%(1 Mo. LIBOR + 3.75%)		6/1/2022	35,923	36,133,737
First Data Corporation 2024A New Dollar Term Loan	3.871%(1 Mo. LIBOR + 2.25%)		4/26/2024	54,039	54,213,229
Fleetcor Technologies, Inc. Term Loan A	3.398%(1 Mo. LIBOR + 1.75%)		8/2/2022	6,838	6,849,858
Gopher Resource, LLC Initial Term Loan	—	(h)	3/6/2025	12,852	12,976,548
Hyland Software, Inc. 1st Lien Term Loan	4.898%(1 Mo. LIBOR + 3.25%)		7/1/2022	9,807	9,891,424
Hyland Software, Inc. 2nd Lien Initial Term Loan	8.648%(1 Mo. LIBOR + 7.00%)		7/7/2025	20,148	20,651,711
I-Logic Technologies Bidco Limited Initial Dollar Term Loan (United Kingdom)(c)	5.642%(3 Mo. LIBOR + 4.00%)		12/21/2024	19,489	19,635,167	(g)
Infor (US), Inc. Tranche B6 Term Loan	4.443%(3 Mo. LIBOR + 2.75%)		2/1/2022	54,053	54,209,294
Intralinks, Inc. 1st Lien Initial Term Loan	5.70%(3 Mo. LIBOR + 4.00%)		11/14/2024	15,239	15,327,920
Kronos Incorporated 1st Lien Incremental Term Loan	5.135%- 5.30% (2 Mo. LIBOR + 3.50%)		11/1/2023	24,088	24,281,213
Kronos, Inc. 2nd Lien Initial Term Loan	10.023%(3 Mo. LIBOR + 8.25%)		11/1/2024	5,875	6,061,032
MA FinanceCo., LLC Tranche B3 Term Loan	4.398%(1 Mo. LIBOR + 2.75%)		6/21/2024	8,074	8,106,750
Marketo, Inc. Term Loan	5.044%(3 Mo. LIBOR + 3.25%)		2/7/2025	19,021	19,017,006
Maxar Initial Term Loan B (Canada)(c)	4.33%(3 Mo. LIBOR + 2.75%)		10/4/2024	47,118	47,397,645
McAfee, LLC Closing Date USD Term Loan	6.148%(1 Mo. LIBOR + 4.50%)		9/30/2024	38,535	38,793,417
MTS Systems Corporation New Tranche B Term Loan	4.84%(1 Mo. LIBOR + 3.25%)		7/5/2023	11,547	11,654,967
Numericable Group SA USD Term Loan TLB12 (France)(c)	4.72%(3 Mo. LIBOR + 3.00%)		1/31/2026	7,317	7,062,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

ON Semiconductor Corporation 2017 New Replacement Term Loan B2	3.648%(1 Mo. LIBOR + 2.00%)		3/31/2023	$19,706	$19,832,820
Peak 10 Holding Corp. 1st Lien Initial Term Loan	5.193%(3 Mo. LIBOR + 3.50%)		8/1/2024	36,773	36,924,525
Peak 10 Holding Corp. 2nd lien Initial Term Loan	9.023%(3 Mo. LIBOR + 7.25%)		8/1/2025	22,760	22,947,337
Prometric Holdings, Inc. 1st Lien Initial Term Loan	4.77%(3 Mo. LIBOR + 3.00%)		1/29/2025	9,741	9,829,302
Rackspace Hosting, Inc. 1st Lien Term Loan B	4.667%- 4.787% (3 Mo. LIBOR + 3.00%)		11/3/2023	44,875	45,062,850
RP Crown Parent, LLC Initial Term Loan	4.648%(1 Mo. LIBOR + 3.00%)		10/12/2023	15,970	16,122,759
Science Applications International Corp. Tranche B Incremental Term Loan	3.813%(3 Mo. LIBOR + 2.00%)		5/4/2022	5,075	5,121,235
Seattle Spinco, Inc. Term Loan B	4.398%(1 Mo. LIBOR + 2.75%)		6/21/2024	54,522	54,743,703
SolarWinds Holdings, Inc. 2017 Refinancing Term Loan	5.148%(1 Mo. LIBOR + 3.50%)		2/5/2023	45,693	45,914,506
Sophia, L.P. Term Loan B	4.943%(3 Mo. LIBOR + 3.25%)		9/30/2022	47,552	47,693,543
SS&C Technologies Inc. Term Loan B3	—	(h)	2/28/2025	89,244	89,801,775
TierPoint, LLC 1st Lien Initial Term Loan	5.398%(1 Mo. LIBOR + 3.75%)		5/6/2024	25,026	25,088,818
TierPoint, LLC 2nd Lien Initial Term Loan	8.898%(1 Mo. LIBOR + 7.25%)		5/5/2025	6,324	6,365,485
Vencore, Inc. 2nd Lien Term Loan	10.443%(3 Mo. LIBOR + 8.75%)		5/23/2020	1,960	1,982,050
West Corporation Term Loan B	5.648%(1 Mo. LIBOR + 4.00%)		10/10/2024	34,879	35,228,242
Western Digital Corporation US Term Loan B3	3.603%(1 Mo. LIBOR + 2.00%)		4/29/2023	32,901	33,110,324
Zotec Partners, LLC Term Loan	6.59%(3 Mo. LIBOR + 5.00%)		2/14/2024	29,158	29,012,210	(g)
Total					1,300,779,427

Manufacturing 5.32%

ABG Intermediate Holdings 2 LLC 1st Lien Initial Term Loan	5.193%(3 Mo. LIBOR + 3.50%)		9/26/2024	16,217	16,364,365
Alison Bidco S.A.R.L. 1st Lien Initial Dollar Term Loan B2 (Luxembourg)(c)	6.272%(3 Mo. LIBOR + 4.50%)		8/29/2021	7,658	7,533,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)

Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Luxembourg)(c)	6.272%(3 Mo. LIBOR + 4.50%)	8/29/2021	$7,658	$7,533,728
American Axle and Manufacturing, Inc. Tranche B Term Loan	3.88%(1 Mo. LIBOR + 2.25%)	4/6/2024	61,432	61,768,516
CH Hold Corp. 2nd Lien Initial Term Loan	8.898%(1 Mo. LIBOR + 7.25%)	2/3/2025	2,625	2,670,938	(g)
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	4.904%(3 Mo. LIBOR + 3.00%)	11/23/2020	34,625	34,096,604
Crosby US Acquisition Corp. 2nd Lien Initial Term Loan	4.904%(3 Mo. LIBOR + 3.00%)	11/22/2021	4,863	4,764,524
Dayco Products, LLC Term Loan	6.648%(1 Mo. LIBOR + 5.00%)	5/19/2023	24,943	25,316,655
DiversiTech Holdings, Inc. 1st Lien Initial Term Loan	5.20%	6/3/2024	25,919	26,008,021
Duke Finance, LLC 2017 1st Lien Refinancing Term Loan B	5.943%(3 Mo. LIBOR + 4.25%)	2/21/2024	18,978	19,025,989
Electrical Components International, Inc. Term Loan	6.443%(3 Mo. LIBOR + 4.75%)	5/28/2021	27,424	27,663,600
EXC Holdings Illl Crop. 2nd Lien Initial Term Loan	9.161%(6 Mo. LIBOR + 7.50%)	12/1/2025	17,968	18,248,840
Excelitas Technologies Crop. 2nd Lien Initial Term Loan	5.161%(6 Mo. LIBOR + 3.50%)	12/2/2024	19,665	19,867,746
Forterra Finance, LLC Replacement Term Loan	4.648%(1 Mo. LIBOR + 3.00%)	10/25/2023	27,519	25,888,445
FPC Holdings, Inc. 1st Lien Initial Term Loan	5.693%(3 Mo. LIBOR + 4.00%)	11/19/2019	15,578	15,558,495
FPC Holdings, Inc. 2nd Lien Initial Term Loan	9.693%(3 Mo. LIBOR + 8.00%)	5/19/2020	7,477	7,394,790
Gardner Denver, Inc. Tranche B1 Term Loan	4.443%(1 Mo. LIBOR + 2.75%)	7/30/2024	32,249	32,399,298
Gates Global LLC Initial Term Loan B2	4.443%(3 Mo. LIBOR + 2.75%)	4/1/2024	13,228	13,334,240
Husky Injection Molding Systems Ltd. New Term Loan (Canada)(c)	4.898%(1 Mo. LIBOR + 3.25%)	6/30/2021	18,371	18,445,807
Jason, Inc. 1st Lien Initial Term Loan	6.193%(3 Mo. LIBOR + 4.50%)	6/30/2021	21,857	21,474,488
LTI Holdings, Inc. 1st Lien Initial Term Loan	6.398%(Prime + 3.75%)	5/16/2024	27,120	27,391,672
LTI Holdings, Inc. 2nd Lien Initial Term Loan	10.398%(1 Mo. LIBOR + 8.75%)	5/16/2025	12,572	12,792,010	(g)
Lumileds LLC 2018 Replacement Term Loan B (Netherlands)(c)	5.148%- 5.193% (1 Mo. LIBOR + 3.50%)	6/30/2024	55,748	56,671,323
Milacron LLC Term Loan B	4.148%(1 Mo. LIBOR + 2.50%)	9/28/2023	20,845	20,932,578
PLZ Aeroscience Corporation	5.089%- 5.194% (3 Mo. LIBOR + 3.50%)	7/31/2022	17,283	17,480,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)

Pro Mach Group, Inc. 1st Lien Initial Term Loan	—	(h)	3/7/2025	$14,587	$14,659,935
Rexnord LLC Refinancing Term Loan	3.853%(1 Mo. LIBOR + 2.25%)		8/21/2024	16,343	16,469,580
Unifrax I LLC 2nd Lien Term Loan	9.193%(3 Mo. LIBOR +7.50%)		11/7/2025	7,804	7,843,059
Unifrax I LLC Initial Dollar Term Loan	5.193%(3 Mo. LIBOR + 3.50%)		4/4/2024	25,531	25,833,748
UTEX Industries Inc. 1st Lien Initial Term loan	5.648%(1 Mo. LIBOR + 4.00%)		5/21/2021	32,058	31,523,407
UTEX Industries, Inc. 2nd Lien Term Loan	8.898%(1 Mo. LIBOR + 7.25%)		5/20/2022	18,010	17,576,679
Total					654,533,401

Media/Telecommunications 12.56%

Altice Financing SA March 2017 Refinancial Term Loan (Luxembourg)(c)	4.47%(3 Mo. LIBOR + 2.75%)		7/15/2025	13,510	13,365,082
Altice US Finance I Corporation March 2017 Refinancial Term Loan	3.898%(1 Mo. LIBOR + 2.25%)		7/28/2025	34,214	34,235,615
AP NMT Acquisition BV 1st Lien Dollar Term Loan B (Netherlands)(c)	7.444%(3 Mo. LIBOR + 5.75%)		8/13/2021	18,735	18,738,131
AP NMT Acquisition BV 2nd Lien Dollar Term Loan B (Netherlands)(c)	10.694%(1 Mo. LIBOR + 9.00%)		8/13/2022	18,159	18,000,109
Atlantic Broadband Finance, LLC Term Loan	4.023%(1 Mo. LIBOR + 2.375%)		1/3/2025	48,206	48,236,129
CBS Radio Inc. Additional Term Loan B1	4.623%(3 Mo. LIBOR + 2.75%)		11/18/2024	11,471	11,551,319
CCO Safari LLC Term Loan B	3.65%(1 Mo. LIBOR + 2.00%)		4/30/2025	118,629	119,029,966
Cologix, Inc. 1st Lien Initial Term Loan	4.603%(1 Mo. LIBOR + 3.00%)		3/20/2024	12,044	12,068,834
Colorado Buyer Inc 1st Lien Initial Term Loan	4.78%(3 Mo. LIBOR + 3.00%)		5/1/2024	39,195	39,460,978
Colorado Buyer, Inc. 2nd Lien Initial Term Loan	9.03%(3 Mo. LIBOR + 7.25%)		5/1/2025	26,341	26,598,140
Consolidated Communications, Inc. Initial Term Loan	4.65%(1 Mo. LIBOR + 3.00%)		10/5/2023	12,155	11,983,386
CSC Holdings, LLC January 2018 Incremental Term Loan	4.139%(3 Mo. LIBOR + 2.50%)		1/25/2026	24,353	24,413,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

CSC Holdings, LLC March 2017 Refinancing Term Loan	3.838%(1 Mo. LIBOR + 2.25%)		7/17/2025	$79,157	$79,088,216
DHX Media Ltd. Initial Term Loan (Canada)(c)	5.398%(1 Mo. LIBOR + 3.75%)		12/29/2023	5,510	5,530,356
Formula One Management Limited Facility B3 Term Loan (Luxembourg)(c)	4.148%(1 Mo. LIBOR + 2.50%)		2/1/2024	57,528	57,483,606
Frontier Communications Corp. Term Loan B1	5.40%(1 Mo. LIBOR + 3.75%)		6/15/2024	26,795	26,464,629
Getty Images, Inc. Initial Term Loan	5.193%(1 Mo. LIBOR + 3.75%)		10/18/2019	34,320	32,925,401
Hargray Communications Group, Inc. Initial Term Loan	4.648%(1 Mo. LIBOR + 3.00%)		5/16/2024	16,568	16,631,724
iHeart Communications, Inc. Tranche D Term Loan	9.193%(3 Mo. LIBOR + 7.50%)		1/30/2019	7,292	5,822,407
iHeart Communications, Inc. Tranche E Term Loan	9.193%(3 Mo. LIBOR + 7.50%)		7/30/2019	82,584	65,958,696
Intelsat Jackson Holdings S.A. Tranche B3 Term Loan (Luxembourg)(c)	5.706%(3 Mo. LIBOR + 3.75%)		11/27/2023	37,828	37,611,813
Intelsat Jackson Holdings S.A. Tranche B4 Term Loan (Luxembourg)(c)	6.456%(3 Mo. LIBOR + 4.50%)		1/2/2024	4,872	4,978,137
Level 3 Financing Inc. 2024 Tranche B Term Loan	3.846%(1 Mo. LIBOR + 2.25%)		2/22/2024	31,473	31,566,947
Lions Gate Entertainment Corp. Term Loan A (Canada)(c)	3.648%(1 Mo. LIBOR + 2.00%)		12/8/2021	9,500	9,511,875	(g)
Lions Gate Entertainment Corp. Term Loan B1	3.898%(1 Mo. LIBOR + 2.25%)		12/8/2023	11,691	11,790,975
Mediacom Illinois, LLC Tranche K Term Loan (Canada)(c)	3.73%(1 Wk. LIBOR + 2.25%)		2/15/2024	6,830	6,868,840
Meredith Corporation Term Loan	4.658%(2 Mo. LIBOR + 3.00%)		1/31/2025	14,613	14,716,898
Mission Broadcasting, Inc. Term Loan B2	4.075%(1 Mo. LIBOR + 2.50%)		1/17/2024	3,571	3,586,484
Nexstar Broadcasting, Inc. Term Loan B2	4.075%(1 Mo. LIBOR + 2.50%)		1/17/2024	28,047	28,169,730
Nielsen Finance LLC Term Loan B4	3.579%(1 Mo. LIBOR + 2.00%)		10/4/2023	27,641	27,752,160
RCN Grande Closing Data Term Loan	—	(h)	2/1/2024	22,430	22,422,374
SBA Senior Finance II LLC Incremental Tranche B1 Term Loan	3.90%(1 Mo. LIBOR + 2.25%)		3/24/2021	38,975	39,179,328
Sinclair Television Group Inc. Delayed Draw New Tranche A Term Loan	3.90%(1 Mo. LIBOR + 2.25%)		4/9/2018	1,661	1,665,346
Sinclair Television Group Inc. Term Loan B	3.90%(1 Mo. LIBOR + 2.25%)		12/12/2024	38,801	38,931,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

Sinclair Television Group Inc. Tranche B Term Loan	3.90%(1 Mo. LIBOR + 2.25%)		1/3/2024	$36,470	$36,561,161
SMG Holdings Inc. 1st Lien Initial Term Loan	4.89%(2 Mo. LIBOR + 3.25%)		1/23/2025	23,713	23,940,289
SMG U.S. Midco 2, Inc. 2nd Lien Initial Term Loan	8.644%(1 Mo. LIBOR + 7.00%)		1/23/2026	7,298	7,480,584
Sprint Communications, Inc. Initial Term Loan	4.188%(1 Mo. LIBOR + 2.50%)		2/2/2024	62,949	63,076,816
Switch, Ltd. Term Loan B1	3.898%(1 Mo. LIBOR + 2.25%)		6/27/2024	7,845	7,923,065
Syniverse Holdings, Inc. Tranche C Term Loan	—	(h)	3/9/2023	24,298	24,533,326
Telenet Financing USD LLC Facility Term Loan AL	4.088%(1 Mo. LIBOR + 2.50%)		3/1/2026	23,406	23,514,370
Telesat Canada Term Loan B4 (Canada)(c)	4.70%(3 Mo. LIBOR + 3.00%)		11/17/2023	26,649	26,849,220
Townsquare Media, Inc. Additional Term Loan B	4.648%(1 Mo. LIBOR + 3.00%)		4/1/2022	15,946	16,045,527
Tribune Media Co. Term Loan B	4.648%(1 Mo. LIBOR + 3.00%)		12/27/2020	11,277	11,305,085
Tribune Media Company Term Loan C	4.648%(1 Mo. LIBOR + 3.00%)		1/26/2024	12,157	12,185,508
UFC Holdings, LLC 2nd Lien Term Loan	9.148%(1 Mo. LIBOR + 7.50%)		8/18/2024	16,891	17,279,493
UFC Holdings, LLC 1st Lien Term Loan	4.90%(1 Mo. LIBOR + 3.25%)		8/18/2023	34,133	34,357,039
Unitymedia Finance LLC Fcaility Term Loan B	3.838%(1 Mo. LIBOR + 2.25%)		1/15/2026	39,115	39,143,163
Unitymedia Finance LLC Term Loan B	3.838%(1 Mo. LIBOR + 2.25%)		9/30/2025	34,735	34,736,389
Univision Communications Inc. 1st Lien 2017 Replacement Repriced Term Loan	4.398%(1 Mo. LIBOR + 2.75%)		3/15/2024	43,331	42,880,078
UPC Financing Partnership Facility Term Loan AR	4.088%(1 Mo. LIBOR + 2.50%)		1/15/2026	29,335	29,357,001
Virgin Media Bristol LLC Facility Term Loan K	4.088%(1 Mo. LIBOR + 2.50%)		1/15/2026	46,572	46,778,780
Windstream Service LLC 2016 Tranche B6 Term Loan	5.59%(1 Mo. LIBOR + 4.00%)		3/29/2021	26,046	24,743,842
Ziggo Secured Finance Partnership Facility Term Loan E	4.088%(1 Mo. LIBOR + 2.50%)		4/15/2025	76,731	76,121,724
Total					1,545,151,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals 1.74%

AMG Advanced Metallurgical Group N.V. Initial Term Loan (Netherlands)(c)	—	(h)	2/3/2025	$11,923	$12,016,178
Dynacast International LLC 1st Lien Term Loan B1	4.943%(3 Mo. LIBOR + 3.25%)		1/28/2022	17,609	17,784,642
Dynacast International LLC 2nd Lien Initial Term Loan	10.193%(3 Mo. LIBOR + 8.50%)		1/30/2023	10,530	10,582,562	(g)
GrafTech International Ltd. Initial Term Loan	5.081%(1 Mo. LIBOR + 3.50%)		2/12/2025	50,283	50,345,854	(g)
Harsco Corporation Term Loan B1	4.688%(1 Mo. LIBOR + 3.00%)		12/6/2024	19,386	19,660,073
Murray Energy Corp. Term Loan B2	8.943%(3 Mo. LIBOR + 7.25%)		4/16/2020	14,465	12,761,541
MW Industries, Inc. 1st Lien Initial Term Loan	5.693%(3 Mo. LIBOR + 4.00%)		9/27/2024	14,633	14,743,075
MW Industries, Inc. 2nd Lien Term Loan	9.693%(3 Mo. LIBOR + 8.00%)		9/28/2025	9,780	9,841,125
Oxbow Carbon LLC 2nd Lien Term Loan	9.148%(1 Mo. LIBOR + 7.50%)		1/4/2024	13,932	14,140,980
Oxbow Carbon LLC 1st Lien Tranche B Term Loan	5.398%(1 Mo. LIBOR + 3.75%)		1/4/2023	9,567	9,698,546	(g)
Phoenix Services International, LLC Term Loan B	—	(h)	3/1/2025	14,272	14,441,480
TMS International Corp. Term Loan B1	4.631%(3 Mo. LIBOR + 3.00%)		8/14/2024	14,419	14,527,151
Zekelman Industries, Inc. Term Loan	4.408%(3 Mo. LIBOR + 2.75%)		6/14/2021	13,981	14,077,213
Total					214,620,420

Retail 4.33%

84 Lumber Company Term Loan B1	6.871%(1 Mo. LIBOR + 5.25%)		10/25/2023	20,780	21,065,902
99 Cents Only Stores Tranche B2 Term Loan	8.193%(3 Mo. LIBOR + 6.50%)		1/13/2022	26,680	26,280,269
Bass Pro Group, LLC Initial Term Loan	6.648%(1 Mo. LIBOR + 5.00%)		9/25/2024	31,703	31,662,917
Belk, Inc. 1st Lien Closing Date Term Loan	6.458%(1 Mo. LIBOR + 4.75%)		12/12/2022	5,343	4,641,442
BJ’s Wholesale Club, Inc. 2nd Lien Initial Term Loan	9.08%(1 Mo. LIBOR + 7.50%)		2/3/2025	21,742	21,866,256
BJ’s Wholesale Club, Inc. Tranche B Term Loan	5.08%(1 Mo. LIBOR + 3.50%)		2/3/2024	40,803	40,781,869
Burlington Coat Factory Warehouse Corporation Term Loan B5	4.09%(1 Mo. LIBOR + 2.50%)		11/17/2024	24,214	24,320,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Calceus Acquisition, Inc. Term Loan B1	5.65%(1 M0. LIBOR + 4.00%)	1/31/2020	$16,182	$15,983,347
Camping World, Inc. Term Loan	4.579%- 4.648% (1 Mo. LIBOR + 3.00%)	11/8/2023	14,391	14,542,050
Capital Automotive L.P. 1st Lien Initial Tranche B2 Term Loan	4.15%(1 Mo. LIBOR + 2.50%)	3/24/2024	14,385	14,477,569
Capital Automotive L.P. 2nd Lien Initial Tranche B Term Loan	7.65%(1 Mo. LIBOR + 6.00%)	3/24/2025	19,102	19,499,820
Comfort Holding, LLC 1st Lien Initial Term Loan	6.331%(1 Mo. LIBOR + 4.75%)	2/5/2024	24,938	24,384,315
CVS Holdings I, LP 1st Lien Initial Term Loan	4.79%(1 Mo. LIBOR + 3.00%)	2/6/2025	15,731	15,701,504	(g)
CVS Holdings I, LP 2nd Lien Initial Term Loan	8.54%(3 Mo. LIBOR + 6.75%)	2/6/2026	12,444	12,467,744
David’s Bridal, Inc. Initial Term Loan	5.70%(1 Mo. LIBOR + 4.00%)	10/11/2019	10,088	8,639,794
Harbor Freight Tools USA, Inc. 2018 Initial Term Loan	4.148%(1 Mo. LIBOR + 2.50%)	8/18/2023	39,588	39,721,468
IRB Holding Corp Term Loan B	4.83%(1 Mo. LIBOR + 3.25%)	2/5/2025	20,522	20,751,128
J.C. Penney Corp., Inc. 2016 Term Loan	6.234%(3 Mo. LIBOR + 4.25%)	6/23/2023	25,562	24,554,141
Jo-Ann Stores, LLC Initial Term Loan	6.551%(3 Mo. LIBOR + 5.00%)	10/20/2023	15,371	15,332,613
Lands’ End, Inc. Initial Term Loan B	4.818%(1 Mo. LIBOR + 3.25%)	4/4/2021	25,368	23,496,978
Men’s Wearhouse, Inc. (The) Tranche B1 Term Loan	5.00%	6/18/2021	7,324	7,278,225
Michaels Stores, Inc. 2016 Replacement New Term Loan B1	4.331%- 4.398% (1 Mo. LIBOR + 2.75%)	1/30/2023	19,455	19,583,714
Neiman Marcus Group Ltd LLC Other Term Loan	4.83%(1 Mo. LIBOR + 3.25%)	10/25/2020	47,493	40,448,158
Petco Animal Supplies, Inc. Term Loan	4.772%(3 Mo. LIBOR + 3.00%)	1/26/2023	19,669	13,768,229
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.648%(1 Mo. LIBOR + 5.00%)	8/21/2019	12,176	10,623,483	(g)
VF Holding Corp 1st Lien Term Loan B1	4.898%(1 Mo. LIBOR + 3.25%)	6/30/2023	10,207	10,314,202
VF Holding Corp. 2nd Lien Initial Term Loan	10.648%(1 Mo. LIBOR + 9.00%)	6/8/2024	10,721	10,948,821	(g)
Total				533,136,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service 10.77%

Almonde, Inc. 1st Lien Dollar Term Loan	9.234%(1 Mo. LIBOR + 7.25%)		6/13/2024	$41,260	$41,296,846
American Seafoods Group LLC 1stLien Tranche B Term Loan	4.35%- 6.25% (1 Mo. LIBOR + 2.75%)		8/21/2023	15,610	15,681,748
Asurion LLC 2nd Lien Replacement Term Loan B2	7.648%(1 Mo. LIBOR + 6.00%)		8/4/2025	61,298	62,976,033
Asurion LLC Replacement Term Loan B6	4.398%(1 Mo. LIBOR + 2.75%)		11/3/2023	39,981	40,234,567
Avolon TLB Borrower 1 LLC Initial Term Loan B2 (Luxembourg)(c)	3.84%(1 Mo. LIBOR + 2.25%)		3/21/2022	35,878	35,872,483
AVSC Holding Corp. 1st Lien New Term Loan	4.971%- 5.222% (3 Mo. LIBOR + 3.50%)		4/29/2024	7,551	7,569,970
AVSC Holdings LLC 2nd Lien Term Loan	—	(h)	8/22/2025	9,498	9,569,235	(g)
BakerCorp International, Inc. Refinanced Term Loan	4.772%(3 Mo. LIBOR + 3.00%)		2/7/2020	42,783	42,444,140
BCP Renaissance Parent LLC Initial Term Loan	5.772%(3 Mo. LIBOR + 4.00%)		10/31/2024	14,671	14,815,876
Belron S.A. (Luxembourg) Initial Term Loan B	4.294%(3 Mo. LIBOR + 2.50%)		11/7/2024	12,604	12,690,652
Boing US Holdco Inc. 1st Lien Term Loan B	5.287%(3 Mo. LIBOR + 3.50%)		10/3/2024	14,671	14,767,315
Boing US Holdco Inc. 2nd Lien Term Loan B	9.287%(3 Mo. LIBOR + 7.50%)		10/3/2025	10,585	10,637,925
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	5.885%- 6.01% (3 Mo. LIBOR + 4.25%)		6/21/2024	53,473	53,963,337
Brickman Group Ltd. LLC (The) 1st Lien Initial Term Loan	4.59%- 4.648% (1 Mo. LIBOR + 3.00%)		12/18/2020	21,768	21,926,684
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	8.09%(1 Mo. LIBOR + 6.50%)		12/17/2021	4,861	4,907,460
CareerBuilder, LLC 1st Lien Term Loan	8.443%(3 Mo. LIBOR + 6.75%)		7/31/2023	8,236	8,184,202
Ceridian HCM Holding, Inc. Initial Term Loan	5.148%(1 Mo. LIBOR + 3.50%)		9/15/2020	41,858	42,093,291
CEVA Group PLC Pre-Funded L/C Term Loan (United Kingdom)(c)	6.50%(1 Mo. LIBOR + 5.50%)		3/19/2021	14,346	14,130,671	(g)
CEVA Intercompany B.V. Dutch Term Loan (Netherlands)(c)	7.272%(3 Mo. LIBOR + 5.50%)		3/19/2021	13,082	12,885,540
CEVA Logistics Canada, ULC Canadian Term Loan (Canada)(c)	7.272%(3 Mo. LIBOR + 5.50%)		3/19/2021	2,251	2,217,673
CEVA Logistics US Holdings Inc. US Term Loan	7.272%(3 Mo. LIBOR + 5.50%)		3/19/2021	18,039	17,768,735
CIBT Holdings, Inc. 1st Lien Initial Term Loan	5.443%(3 Mo. LIBOR + 3.75%)		6/3/2024	13,856	13,960,183
Deliver Buyer, Inc. Term Loan	6.648%- 6.984% (1 Mo. LIBOR + 5.00%)		5/1/2024	19,717	19,939,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

Edelman Financial Group, The Initial Term Loan	5.97%(2 Mo. LIBOR + 4.25%)	11/11/2024	$13,657	$13,878,926
EIG Investors Corp. Refinancing Term Loan	5.631%- 5.956% (3 Mo. LIBOR + 4.00%)	2/9/2023	18,648	18,792,792
Equian LLC 2018 Incremental Term Loan	5.154%(3 Mo. LIBOR + 3.25%)	5/20/2024	15,894	15,997,906
First Data Corp, 2020 Term Loan A	3.371%(1 Mo. LIBOR + 1.75%)	6/2/2020	74,766	74,875,108
First Data Corp, 2020D New Dollar Term Loan	3.871%(1 Mo. LIBOR + 2.25%)	7/8/2022	78,258	78,493,431
Garda World Security Corp. Term Loan B (Canada)(c)	7.00%(1 Mo. LIBOR + 4.00%)	5/24/2024	12,564	12,709,682
Global Payments Inc. Term Loan	3.398%(1 Mo. LIBOR + 1.75%)	5/2/2022	19,215	19,305,420
ICSH Parent, Inc. 1st Lien Delayed Draw Term Loan	5.15%- 5.20% (3 Mo. LIBOR + 3.50%)	4/29/2024	318	319,559	(g)
ICSH Parent, Inc. 1st Lien Inital Term Loan	5.15%(3 Mo. LIBOR + 3.50%)	4/29/2024	21,954	22,091,513
iQor US, Inc. 1st Lien Term Loan B	6.695%(3 Mo. LIBOR + 5.00%)	4/1/2021	13,164	13,219,672
J.D. Power 2nd Lien Initial Term Loan	10.193%(3 Mo. LIBOR + 8.50%)	9/7/2024	1,946	1,975,190
Kasima LLC Term Loan	4.15%- 4.20% (3 Mo. LIBOR + 2.50%)	5/17/2021	11,289	11,430,605
KUEHG Corp. 2nd Lien Tranche B Term Loan	9.943%(3 Mo. LIBOR + 8.25%)	8/22/2025	13,446	13,647,690
KUEHG Corp. Term Loan B2	5.443%(3 Mo. LIBOR + 3.75%)	8/12/2022	35,258	35,522,363
Laureate Education, Inc. Series 2024 Term Loan	5.148%(1 Mo. LIBOR + 3.50%)	4/26/2024	37,654	37,939,390
Misys Ltd 2nd Lien Dollar Term Loan	9.234%(3 Mo. LIBOR + 7.25%)	6/13/2025	38,000	37,844,200
Monitronics International Inc. Term Loan B2	7.193%(3 Mo. LIBOR + 5.50%)	9/30/2022	12,595	12,595,012
Navicure, Inc. 1st Lien Initial Term Loan	5.33%(1 Mo. LIBOR + 3.75%)	11/1/2024	19,751	19,874,444
Navicure, Inc. 2nd Lien Initial Term Loan	9.08%(3 Mo. LIBOR + 7.50%)	10/31/2025	9,013	9,080,598
North American Lifting Holdings, Inc. 2nd Lien Term Loan	10.693%(3 Mo. LIBOR + 9.00%)	11/6/2021	12,577	10,643,286
North American Lifting Holdings, Inc.1st Lien Initial Term Loan	6.193%(3 Mo. LIBOR + 4.50%)	11/27/2020	26,499	25,068,497
Playa Resorts Holding B.V. Initial Term Loan (Netherlands)(c)	4.89%- 5.00% (2 Mo. LIBOR + 3.25%)	4/29/2024	19,818	19,974,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

PODS, LLC Tranche B3 Term Loan	4.579%(1 Mo. LIBOR + 3.00%)		12/6/2024	$26,538	$26,754,052	(g)
Press Ganey Holdings, Inc. 2nd Lien Initial Term Loan	8.148%(1 Mo. LIBOR + 6.50%)		10/21/2024	7,431	7,537,835
Prime Security Services Borrower, LLC 2016-2 Refinancing Term Loan B1	4.398%(1 Mo. LIBOR + 2.75%)		5/2/2022	44,870	45,305,673
PSAV Holdings LLC 1st Lien Term Loan	—	(h)	2/21/2025	9,625	9,671,104
Robertshaw US Holding Corp 1st Lien Initial Term Loan	6.125%(Prelim LIBOR + 4.50%)		2/28/2025	19,450	19,650,627
Robertshaw US Holding Corp 2nd Lien Term Loan	6.125%(Prelim LIBOR + 4.50%)		2/26/2026	6,808	6,790,980
Sedgwick Claims Management Services, Inc. 2nd Lien Term Loan	7.734%(1 Mo. LIBOR + 5.75%)		2/28/2022	17,034	17,177,379
St. George’s University Scholastic Term Loan	5.40%(1 Mo. LIBOR + 3.75%)		7/6/2022	13,707	13,852,722
TKC Holdings, Inc. 1st Lien initial Term Loan	5.91%- 6.03% (2 Mo. LIBOR + 4.25%)		2/1/2023	16,777	16,984,264
TKC Holdings, Inc. 2nd Lien Initial Term Loan	9.78%(3 Mo. LIBOR + 8.00%)		2/1/2024	10,054	10,160,824
TruGreen Limited Partnership 1st Lien Initial Incremental Term Loan	5.536%(3 Mo. LIBOR + 4.00%)		4/13/2023	8,367	8,481,759
Vantiv, LLC New Term Loan B4	3.838%(1 Mo. LIBOR + 2.25%)		1/16/2023	10,830	10,965,375	(g)
Vantiv, LLC Term Loan A5	3.588%(1 Mo. LIBOR + 2.00%)		8/9/2024	43,906	44,231,343
Wash Multifamily Parent, Inc. 1st Lien Initial Canadian Term Loan (Canada)(c)	4.898%(1 Mo. LIBOR + 3.25%)		5/16/2022	2,405	2,423,381
Wash Multifamily Parent, Inc. 1st Lien Initial U.S. Term Loan	4.898%(1 Mo. LIBOR + 3.25%)		5/16/2022	14,104	14,209,704
Waste Industries USA, Inc. Initial Term Loan	4.648%(1 Mo. LIBOR + 3.00%)		9/27/2024	14,671	14,767,242
Zodiac Pool Solutions LLC 1st Lien Tranche B1 Term Loan	5.693%(3 Mo. LIBOR + 4.00%)		12/20/2023	20,527	20,578,516
Zodiac Pool Solutions LLC 2nd Lien Term Loan	10.693%(3 Mo. LIBOR + 9.00%)		12/20/2024	9,719	9,767,595
Total					1,325,123,905

Transportation 3.94%

Arctic LNG Carries LTD. Term Loan (Marshall Islands)(c)	6.148%(1 Mo. LIBOR + 4.50%)		5/18/2023	39,186	39,699,876
Chassix, Inc. Term Loan	7.188%- 9.00% (3 Mo. LIBOR + 5.50%)		11/15/2023	19,506	19,725,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation (continued)

Daseke, Inc. Replacement Term Loan	6.648%(1 Mo. LIBOR + 5.00%)	2/27/2024		$17,633	$17,853,602
Deck Chassis Acquisition Inc. 2nd Lien Initial Term Loan	7.65%(1 Mo. LIBOR + 6.00%)	6/15/2023		24,358	24,814,712
FCA US LLC Tranche B Term Loan	3.60%(1 Mo. LIBOR + 2.00%)	12/31/2018		17,948	18,015,647
Federal-Mogul Corp. 2014 Tranche C Term Loan	5.34%- 5.40% (1 Mo. LIBOR + 3.75%)	4/15/2021		34,067	34,320,289
Gruden Acquisition, Inc. 1st Lien Incremental Term Loan	7.193%(3 Mo. LIBOR + 5.50%)	8/18/2022		50,793	51,491,726
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.193%(3 Mo. LIBOR + 8.50%)	8/18/2023		16,204	16,305,275
International SeawaysOperating Corporation Term Loan	7.15%(1 Mo. LIBOR + 5.50%)	6/22/2022		45,302	45,443,971
Kenan Advantage Group, Inc. Initial Term Loan	4.648%(1 Mo. LIBOR + 3.00%)	7/29/2022		1,974	1,983,400
Kenan Advantage Group, Inc. USD Initial Term Loan	4.648%(1 Mo. LIBOR + 3.00%)	7/29/2022		12,430	12,492,626
Lakeland Tours, LLC Term Loan B	5.589%(3 Mo. LIBOR + 4.00%)	12/16/2024		10,661	10,801,146
Navios Maritime Partners L.P. Initial Term Loan (Marshall Islands)(c)	6.54%(3 Mo. LIBOR + 5.00%)	9/14/2020		33,463	33,700,340
OSG Bulk Ships, Inc. Initial Term Loan	6.04%(3 Mo. LIBOR + 4.25%)	8/5/2019		45,808	44,690,956
Silk Bidco AS Facility Term Loan B(e)	4.00%(1 Mo. LIBOR + 4.00%)	2/24/2025	EUR	11,301	13,828,101
Stena International Sarl Term Loan (Luxembourg)(c)	4.70%(3 Mo. LIBOR + 3.00%)	3/3/2021		$7,630	7,327,273
TI Group Automotive Systems LLC US Initial Term Loan	4.148%(1 Mo. LIBOR + 2.50%)	6/30/2022		25,307	25,465,276
Winnebago Industries, Inc. Term Loan B	5.023%- 5.079% (1 Mo. LIBOR + 3.50%)	11/8/2023		13,573	13,777,001	(g)
XPO Logistics, Inc. 2018 Refinancing Term Loan	3.958%(1 Mo. LIBOR + 2.25%)	2/24/2025		22,366	22,447,860
YRC Worldwide, Inc. Tranche B1 Term Loan	10.148%- 10.272% (1 Mo. LIBOR + 8.50%)	7/24/2022		29,804	30,106,528
Total					484,291,047

Utility 3.78%

AES Corporation Initial Term Loan	3.944%(3 Mo. LIBOR + 2.00%)	5/24/2022		19,564	19,609,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Utility (continued)

Calpine Construction Finance Co. Term Loan B	4.148%(1 Mo. LIBOR + 2.50%)		1/15/2025	$24,695	$24,783,010
Calpine Corp. Term Loan	3.40%(3 Mo. LIBOR + 1.75%)		1/15/2023	6,100	6,122,235
Calpine Corporation 2015 Term Loan	4.20%(3 Mo. LIBOR + 2.50%)		1/15/2024	3,980	4,002,837
Calpine Corporation 2016 Term Loan	4.20%(3 Mo. LIBOR + 2.50%)		5/31/2023	15,404	15,476,715
Calpine Corporation 2017 Term Loan	3.40%(1 Mo. LIBOR + 1.75%)		12/31/2019	7,444	7,457,707
Cheniere Energy Partners, L.P. CCTP Term Loan	3.898%(1 Mo. LIBOR + 2.25%)		2/25/2020	1,880	1,878,595
Cheniere Energy Partners, L.P. SPLNG Term Loan	3.898%(1 Mo. LIBOR + 2.25%)		2/25/2020	14,048	14,036,156
CyrusOne LP Term Loan B	—	(h)	9/17/2021	2,782	2,764,965	(g)
Dayton Power & Light Co. (The) Term Loan	3.65%(1 Mo. LIBOR + 2.00%)		8/24/2022	11,799	11,887,086
Dynegy Inc. Tranche C2 Term Loan	4.346%(1 Mo. LIBOR + 2.75%)		2/7/2024	19,641	19,785,026
EFS Cogen Holdings I LLC Advanced Term Loan B	4.95%(3 Mo. LIBOR + 3.25%)		6/28/2023	10,809	10,901,549
ExGen Renewables IV, LLC Term Loan B	4.99%(Prelim LIBOR + 3.00%)		11/28/2024	24,022	24,307,054
Lightstone Generation LLC Refinancing Term Loan B	5.398%(1 Mo. LIBOR + 3.75%)		1/30/2024	33,169	33,424,981
Lightstone Generation LLC Refinancing Term Loan C	5.398%(1 Mo. LIBOR + 3.75%)		1/30/2024	2,097	2,113,412
NRG Energy, Inc. Term Loan	3.943%(3 Mo. LIBOR + 2.25%)		6/30/2023	9,720	9,774,326
Panda Temple Power II LLC Advance Construction Term Loan	7.693%(1 Mo. LIBOR + 6.00%)		4/3/2019	22,961	21,468,113
Power Borrower, LLC 2nd Lien Initial Term Loan	8.943%(3 Mo. LIBOR + 7.25%)		11/6/2020	12,212	12,272,801
PowerTeam Services, LLC 1st Lien Initial Term Loan	4.943%(3 Mo. LIBOR + 3.25%)		3/6/2025	24,313	24,373,783	(g)
PowerTeam Services, LLC 2nd Lien Initial Term Loan	8.943%(1 Mo. LIBOR + 7.25%)		3/6/2026	12,484	12,484,000	(g)
Sandy Creek Energy Associates, L.P. Term Loan	5.693%(3 Mo. LIBOR + 4.00%)		11/9/2020	11,490	9,845,816
Southeast PowerGen, LLC Advance Term Loan B	5.15%(1 Mo. LIBOR + 3.50%)		12/2/2021	17,407	16,891,684
Star West Generation LLC Advance Term Loan B	6.45%(1 Mo. LIBOR + 4.75%)		3/13/2020	18,993	17,342,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utility (continued)

TerraForm Power Operating, LLC Term Loan	4.329%(1 Mo. LIBOR + 2.75%)	11/8/2022	$11,313	$11,414,364
Vistra Operations Co. LLC Initial Term Loan	4.148%(1 Mo. LIBOR + 2.50%)	8/4/2023	49,587	49,918,963
Vistra Operations Co. LLC Initial Term Loan C	4.148%(1 Mo. LIBOR + 2.50%)	8/4/2023	8,787	8,845,862
Vistra Operations Co., LLC 2016 Incremental Term Loan	3.84%- 3.898% (1 Mo. LIBOR + 2.75%)	12/14/2023	24,309	24,463,076
Viva Alamo LLC Initial Term Loan	6.01%(3 Mo. LIBOR + 4.25%)	2/22/2021	21,853	21,695,868
Wilshire Grand Center Initial Term Loan	4.234%(3 Mo. LIBOR + 2.50%)	9/20/2020	26,018	26,164,481
Total				465,506,899
Total Floating Rate Loans (cost $11,308,553,570)				11,386,239,412
Total Long-Term Investments (cost $12,118,273,253)				12,195,650,646

SHORT-TERM INVESTMENTS 5.70%

FLOATING RATE LOAN(f) 0.71%

Utility

Energy Future Intermediate Holding Co. LLC 2017 DIP Term Loan (cost $87,143,681)	4.473% (1 Wk. LIBOR + 3.00%) 4.474%	6/30/2018	86,973	87,070,785

REPURCHASE AGREEMENT 4.99%

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $67,475,000 of U.S. Treasury Note at 2.00% due 2/15/2022; $300,000,000 of U.S. Treasury Note at 1.875% due 2/28/2022; $268,620,000 of U.S. Treasury Note at 1.875% due 3/31/2022; $5,065,000 of U.S. Treasury Note at 1.75% due 5/31/2022; value: $625,911,566; proceeds: $613,647,379 (cost $613,638,175)			613,638	613,638,175
Total Short-Term Investments (cost $700,781,856)				700,708,960
Total Investments in Securities 104.81% (cost $12,819,055,109)				12,896,359,606
Liabilities in Excess of Cash and Other Assets(i) (4.81%)				(591,797,026)
Net Assets 100.00%				$12,304,562,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

EUR	Euro Currency.
NOK	Norwegian krone
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

#	Variable rate security. The interest rate represents the rate in effect at February 28, 2018.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2018.
(g)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate to be determined.
(i)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	State Street Bank and Trust	5/16/2018	11,301,000	$13,914,705	$13,864,779	$49,926
Norwegian krone	Sell	J.P. Morgan	5/22/2018	85,580,000	11,059,684	10,866,071	193,613
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$243,539

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2018	1,190	Short	$(253,040,208)	$(252,837,813)	$202,395
U.S. 5-Year Treasury Note	June 2018	357	Long	40,670,750	40,672,898	2,148
U.S. 10-Year Treasury Note	June 2018	1,654	Short	(198,761,395)	(198,557,531)	203,864
U.S. Long Bond	June 2018	98	Long	14,011,880	14,056,875	44,995
Unrealized Appreciation on Open Futures Contracts						$453,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$35,460,121	$5,006,408	$40,466,529
Common Stocks
Energy(3)	237,074	1,027,030	—	1,264,104
Other	64,059,993	—	—	64,059,993
Convertible Bonds	—	37,300,556	—	37,300,556
Corporate Bonds
Metals/Minerals	—	42,126,280	1,028	42,127,308
Transportation	—	54,541,100	10,961,341	65,502,441
Other	—	558,690,303	—	558,690,303
Floating Rate Loans
Aerospace	—	579,528,363	7,186,725	586,715,088
Chemicals	—	245,471,151	24,155,070	269,626,221
Consumer Durables	—	133,476,674	—	133,476,674
Consumer Non-Durables	—	92,585,978	32,332,002	124,917,980
Energy	—	319,344,436	62,148,252	381,492,688
Financial	—	637,247,097	103,795,859	741,042,956
Food & Drug	—	275,953,075	—	275,953,075
Food/Tobacco	—	128,164,365	9,798,337	137,962,702
Forest Products	—	228,414,090	—	228,414,090
Gaming/Leisure	—	983,087,487	131,984,972	1,115,072,459
Healthcare	—	572,351,400	48,624,182	620,975,582
Housing	—	247,446,723	—	247,446,723
Information Technology	—	1,261,535,523	39,243,904	1,300,779,427
Manufacturing	—	639,070,453	15,462,948	654,533,401
Media/Telecommunications	—	1,535,640,052	9,511,875	1,545,151,927
Metals/Minerals	—	143,993,458	70,626,962	214,620,420
Retail	—	495,862,340	37,273,808	533,136,148
Service	—	1,263,385,013	61,738,892	1,325,123,905
Transportation	—	470,514,046	13,777,001	484,291,047
Utility	—	512,954,936	39,622,748	552,577,684
Repurchase Agreement	—	613,638,175	—	613,638,175
Total	$64,297,067	$12,108,810,225	$723,252,314	$12,896,359,606
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$243,539	$—	$243,539
Liabilities	—	—	—	—
Futures Contracts
Assets	453,402	—	—	453,402
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	—	—	—
Liabilities	—	(104,317)	—	(104,317)
Total	$453,402	$139,222	$—	$592,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2018

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	The following securities were transferred during the period ended February 28, 2018:

Security	Industry	Level Transfer	Transfer Amount	Valuation Method on 2/28/2018*
Vistra Energy Corp.	Energy	Transfer from level 2 to 1	$326,999	Last Sales Price

*	See Note 2(a)

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2017	$5,025,000	$1,028	$510,330,921
Accrued Discounts (Premiums)	—	1,610	331,209
Realized Gain (Loss)	—	—	985,429
Change in Unrealized Appreciation (Depreciation)	6,408	715,999	1,108,565
Purchases	5,000,000	2,351,384	345,436,706
Sales	—	—	(123,574,589)
Transfers into Level 3	—	7,892,348	232,474,627
Transfers out of Level 3	(5,025,000)		(259,809,331)
Balance as of February 28, 2018	$5,006,408	$10,962,369	$707,283,537
Change in unrealized appreciation/depreciation for period ended February 28, 2018 related to Level 3 investments held at February 28, 2018	$6,408	$715,999	$1,159,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 98.55%

COMMON STOCKS 4.98%

Aerospace/Defense 0.05%

Aerovironment, Inc.*		73	$3,623,743

Banking 0.11%

SVB Financial Group*		31	7,819,217

Beverages 0.10%

Brown-Forman Corp. Class B		100	6,998,611

Discount Stores 0.10%

Amazon.com, Inc.*		5	7,055,579

Electronics 0.16%

TE Connectivity Ltd. (Switzerland)(a)		66	6,798,786
Zebra Technologies Corp. Class A*		29	4,061,316
Total			10,860,102

Energy: Exploration & Production 0.18%

Chaparral Energy, Inc.		65	1,536,782
Chaparral Energy, Inc. Class A*		281	6,602,795
Peabody Energy Corp.		2	55,859
T1 Power Holdings LLC		241	3,676,455
Templar Energy LLC Class A Units		191	262,046
Total			12,133,937

Food & Drug Retailers 0.09%

Fairway Group Holdings Corp.		20	197	(b)
Raia Drogasil SA(c)	BRL	268	6,416,680
Total			6,416,877

Food: Wholesale 0.06%

Blue Buffalo Pet Products, Inc.*		106	4,254,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Shares (000)		Fair Value
Gaming 0.12%

Galaxy Entertainment Group Ltd.(c)	HKD	947	$8,219,440

Gas Distribution 0.03%

Transportadora de Gas del Sur SA*(c)	ARS	489	2,023,085

Investments & Miscellaneous Financial Services 0.10%

Penson Technologies Class A Units		4,881	48,811	(b)
Preferred Bank		112	6,986,196
Total			7,035,007

Machinery 0.10%

Alamo Group, Inc.		61	6,749,806

Media: Content 0.11%

Netflix, Inc.*		25	7,165,617

Medical Products 0.20%

IDEXX Laboratories, Inc.*		37	7,002,402
Intuitive Surgical, Inc.*		16	6,926,401
Total			13,928,803

Metals & Mining 0.10%

Anglo American plc(c)	GBP	295	7,142,068

Metals & Mining: Miscellaneous 0.06%

Katanga Mining Ltd.*(c)	CAD	2,676	4,275,161

Pharmaceuticals 0.49%

Agios Pharmaceuticals, Inc.*		84	6,728,964
Blueprint Medicines Corp.*		76	6,566,874
FibroGen, Inc.*		126	6,963,869
MedReleaf Corp.*(c)	CAD	424	6,512,837
Sage Therapeutics, Inc.*		41	6,553,959
Total			33,326,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Shares (000)	Fair Value
Printing & Publishing 0.10%

S&P Global, Inc.	36	$6,992,261

Recreation & Travel 0.20%

Malibu Boats, Inc. Class A*	205	6,568,743
Norwegian Cruise Line Holdings Ltd.*	121	6,856,564
Total		13,425,307

Restaurants 0.29%

Bloomin’ Brands, Inc.	291	6,729,211
Shake Shack, Inc. Class A*	169	6,584,436
Yum China Holdings, Inc. (China)(a)	157	6,796,822
Total		20,110,469

Software/Services 1.12%

Adobe Systems, Inc.*	34	7,057,719
Cargurus, Inc.*	230	7,414,748
JD.com, Inc. ADR*	145	6,857,449
Match Group, Inc.*	170	6,793,521
MSCI, Inc.	49	6,976,936
PayPal Holdings, Inc.*	86	6,861,024
Snap, Inc. Class A*	422	7,310,114
Splunk, Inc.*	73	6,815,064
Take-Two Interactive Software, Inc.*	60	6,724,841
Twitter, Inc.*	220	7,006,811
Tyler Technologies, Inc.*	34	6,928,285
Total		76,746,512

Specialty Retail 0.60%

American Eagle Outfitters, Inc.	346	6,672,180
Canada Goose Holdings, Inc. (Canada)*(a)	203	6,415,671
Columbia Sportswear Co.	92	6,974,144
Deckers Outdoor Corp.*	74	6,992,678
FirstCash, Inc.	93	6,859,406
Floor & Decor Holdings, Inc. Class A*	154	6,919,958
Total		40,834,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Shares (000)		Fair Value
Steel Producers/Products 0.19%

Nucor Corp.		101	$6,631,168
Steel Dynamics, Inc.		138	6,405,347
Total			13,036,515

Support: Services 0.16%

Ashtead Group plc(c)	GBP	140	4,034,741
Bright Horizons Family Solutions, Inc.*		73	6,977,279
Total			11,012,020

Transportation: Infrastructure/Services 0.06%

Chassix Holdings, Inc.		236	4,299,627

Trucking & Delivery 0.10%

Saia, Inc.*		96	6,956,673
Total Common Stocks (cost $330,922,500)			342,441,349

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 1.02%

Automakers 0.10%

Tesla, Inc.	1.25%	3/1/2021	$6,104	6,958,792

Health Services 0.10%

Insulet Corp.	1.25%	9/15/2021	4,788	6,645,543

Investments & Miscellaneous Financial Services 0.10%

Square, Inc.†	0.375%	3/1/2022	3,373	6,966,257

Media: Content 0.11%

World Wrestling Entertainment, Inc.†	3.375%	12/15/2023	4,397	7,149,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.61%

Envestnet, Inc.	1.75%	12/15/2019	$6,678	$7,243,119
HubSpot, Inc.†	0.25%	6/1/2022	5,349	7,013,090
Okta, Inc.†	0.25%	2/15/2023	6,626	6,952,503
Proofpoint, Inc.	0.75%	6/15/2020	5,100	7,152,750
Weibo Corp. (China)†(a)	1.25%	11/15/2022	5,744	6,997,300
Workday, Inc.	0.75%	7/15/2018	4,450	6,764,040
Total				42,122,802
Total Convertible Bonds (cost $65,259,828)				69,842,916

Floating Rate Loans(d) 9.55%

Advertising 0.10%

Southern Graphics, Inc. 2nd Lien Initial Term Loan	9.148%(1 Mo. LIBOR + 7.50%)	12/31/2023	6,950	7,015,156

Aerospace/Defense 0.10%

Doncasters U.S. Finance LLC Term Loan B	5.193%(3 Mo. LIBOR + 3.50%)	4/9/2020	7,255	7,177,916

Air Transportation 0.17%

LifeMiles Ltd. Initial Term Loan	7.223% (3 Mo. LIBOR + 5.50%)- 7.373%	8/18/2022	11,062	11,421,876

Auto Parts & Equipment 0.34%

Chassix, Inc. Term Loan	7.188% (3 Mo. LIBOR + 5.50%)- 7.375%	11/15/2023	10,630	10,749,588
Deck Chassis Acquisition Inc. 2nd Lien Initial Term Loan	7.67%(1 Mo. LIBOR + 6.00%)	6/15/2023	5,833	5,942,369
Jason, Inc. 1st Lien Initial Term Loan	6.193%(3 Mo. LIBOR + 4.50%)	6/30/2021	7,104	6,979,215
Total				23,671,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.42%

C.H.I. Overhead Doors, Inc. 1st Lien Initial Term Loan	4.943%(3 Mo. LIBOR + 3.25%)		7/29/2022	$6,862	$6,904,947
Forterra Finance, LLC Replacement Term Loan	4.648%(1 Mo. LIBOR + 3.00%)		10/25/2023	11,289	10,620,533
Zodiac Pool Solutions LLC 2nd Lien Term Loan	10.693%(3 Mo. LIBOR + 9.00%)		12/20/2024	11,560	11,617,800
Total					29,143,280

Chemicals 0.22%

OCI Partners LP Initial Term Loan	—	(e)	3/13/2025	7,775	7,823,594	(f)
Tronox Blocked Borrower LLC Blocked Dollar 1st Lien Term Loan	4.693%(3 Mo. LIBOR + 3.00%)		9/23/2024	2,129	2,146,079
Tronox Finance LLC Initial Dollar Term Loan	4.693%(3 Mo. LIBOR + 3.00%)		9/23/2024	4,914	4,952,490
Total					14,922,163

Department Stores 0.27%

J.C. Penney Corp., Inc. 2016 Term Loan	6.234%(3 Mo. LIBOR + 4.25%)		6/23/2023	7,811	7,503,162
Neiman Marcus Group Ltd LLC Other Term Loan	4.83%(1 Mo. LIBOR + 3.25%)		10/25/2020	13,052	11,115,940
Total					18,619,102

Discount Stores 0.11%

99 Cents Only Stores Tranche B2 Term Loan	8.48% (3 Mo. LIBOR + 6.50%)- 8.80%		1/13/2022	7,896	7,777,560

Diversified Capital Goods 0.93%

Crosby US Acquisition Corp. 1st Lien Initial Term Loan	4.904%(3 Mo. LIBOR + 3.00%)		11/23/2020	11,140	10,969,941
EXC Holdings Illl Crop. 2nd Lien Initial Term Loan	9.161%(6 Mo. LIBOR + 7.50%)		12/1/2025	9,842	9,995,831
GrafTech International Ltd. Initial Term Loan	5.081%(1 Mo. LIBOR + 3.50%)		2/12/2025	13,541	13,557,926	(f)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)

Safe Fleet Holdings LLC 2nd Lien Initial Term Loan	8.53%	2/1/2026	$7,820	$7,917,750
Thermon Holding Corp. Term Loan B	5.33%(1 Mo. LIBOR + 3.75%)	10/30/2024	8,766	8,853,660
UTEX Industries Inc. 1st Lien Initial Term loan	5.648%(1 Mo. LIBOR + 4.00%)	5/21/2021	8,014	7,880,640
UTEX Industries, Inc. 2nd Lien Term Loan	8.898%(1 Mo. LIBOR + 7.25%)	5/20/2022	4,752	4,637,667
Total				63,813,415

Electric: Generation 0.74%

EIF Channelview Cogeneration LLC Term Loan	4.898%(1 Mo. LIBOR + 3.25%)	5/8/2020	6,961	6,848,316
Moxie Patriot LLC Advanced Construction Term Loan B1	7.443%(3 Mo. LIBOR + 5.75%)	12/19/2020	5,158	5,131,856	(f)
Panda Temple Power II LLC Advance Construction Term Loan	7.693%(1 Mo. LIBOR + 6.00%)	4/3/2019	11,304	10,569,167
Sandy Creek Energy Associates, L.P. Term Loan	5.693%(3 Mo. LIBOR + 4.00%)	11/9/2020	12,603	10,799,220
Viva Alamo LLC Initial Term Loan	6.01%(3 Mo. LIBOR + 4.25%)	2/22/2021	17,760	17,632,318
Total				50,980,877

Electric: Integrated 0.11%

PowerTeam Services, LLC 2nd Lien Initial Term Loan	9.552%(1 Mo. LIBOR + 7.25%)	3/6/2026	7,286	7,286,000	(f)

Electric: Utilities 0.43%

Chief Power Finance, LLC Advance Term Loan B	6.40%(1 Mo. LIBOR + 4.75%)	5/16/2021	8,671	7,453,462
Moxie Patriot LLC Advances Construction Term Loan B2	7.443%(1 Mo. LIBOR + 5.75%)	12/19/2020	5,047	5,022,218
Panda Temple Power, LLC Advance Term Loan	9.58%(1 Mo. LIBOR + 8.00%)	2/7/2023	3,394	3,326,087	(f)
Southeast PowerGen, LLC Advance Term Loan B	5.38%(1 Mo. LIBOR + 3.50%)	12/2/2021	7,027	6,819,290
Star West Generation LLC Advance Term Loan B	6.45%(1 Mo. LIBOR + 4.75%)	3/13/2020	7,536	6,881,310
Total				29,502,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.07%

Vectra Co. 2nd Lien Term Loan	9.145%		3/8/2026	$4,820	$4,832,050	(f)

Energy: Exploration & Production 0.15%

California Resources Corp. Initial Term Loan	6.34%(1 Mo. LIBOR + 4.75%)		12/31/2022	3,275	3,328,219
Chief Exploration & Development LLC 2nd Lien Term Loan	7.959%(3 Mo. LIBOR + 6.50%)		5/16/2021	7,021	7,003,447
Total					10,331,666

Food & Drug Retailers 0.01%

Fairway Group Acquisition Company Last Out Term Loan	—	(e)	1/3/2020	1,269	222,121	(f)
Fairway Group Acquisition Company Subordinated Holdco Term Loan	—	(e)	10/3/2021	1,116	195,359	(f)
Total					417,480

Food: Wholesale 0.11%

Flavors Holdings Inc. 1st Lien Tranche B Term Loan	7.443%(3 Mo. LIBOR + 5.75%)		4/3/2020	8,300	7,517,172

Gaming 0.41%

Cowlitz Tribal Gaming Authority Term Loan B	12.148%(1 Mo. LIBOR + 10.50%)		12/6/2021	17,884	19,806,114	(f)
Golden Entertainment, Inc. 2nd Lien Facility Term Loan B	8.60%(1 Mo. LIBOR + 7.00%)		10/20/2025	8,621	8,674,479
Total					28,480,593

Health Services 0.38%

Genoa, a QoL Healthcare Co., LLC 2nd Lien Initial Term Loan	9.648%(1 Mo. LIBOR + 8.00%)		10/28/2024	6,756	6,874,230
Navicure, Inc. 2nd Lien Initial Term Loan	9.08%(3 Mo. LIBOR + 7.50%)		10/31/2025	7,199	7,252,992
NVA Holdings, Inc. 2nd Lien Term Loan	8.693%(3 Mo. LIBOR + 7.00%)		8/14/2022	6,876	6,904,639
Press Ganey Holdings, Inc. 2nd Lien Initial Term Loan	8.148%(1 Mo. LIBOR + 6.50%)		10/21/2024	4,719	4,787,146
Total					25,819,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.27%

North American Lifting Holdings, Inc. 2nd Lien Term Loan	10.693%(3 Mo. LIBOR + 9.00%)		11/26/2021	$10,011	$8,471,809
North American Lifting Holdings, Inc.1st Lien Initial Term Loan	6.193%(3 Mo. LIBOR + 4.50%)		11/27/2020	10,084	9,539,176
Wash MultiFamily Acquisition Inc. 2nd Lien Initial U.S. Term Loan	—	(e)	5/15/2023	688	685,855	(f)
WASH Multifamily Laundry Systems, LLC 2nd Lien Initial U.S.Term Loan	—	(e)	5/15/2023	120	120,125	(f)
Total					18,816,965

Media 0.16%

UFC Holdings, LLC 2nd Lien Term Loan	9.148%(1 Mo. LIBOR + 7.50%)		8/18/2024	10,648	10,892,904

Media: Diversified 0.26%

Getty Images, Inc. Initial Term Loan	5.80%(1 Mo. LIBOR + 3.75%)		10/18/2019	7,091	6,802,928
J.D. Power 2nd Lien Initial Term Loan	10.193%(3 Mo. LIBOR + 8.50%)		9/7/2024	10,685	10,845,275
Total					17,648,203

Metals/Mining (Excluding Steel) 0.10%

Oxbow Carbon LLC 2nd Lien Term Loan	9.148%(1 Mo. LIBOR + 7.50%)		1/4/2024	7,122	7,228,830

Packaging 0.00%

Ranpak Corp. 2nd Lien Initial Term Loan	8.84%(1 Mo. LIBOR + 7.25%)		10/3/2022	62	62,957

Personal & Household Products 0.40%

Britax US Holdings, Inc. Initial Dollar Term Loan	5.193%(3 Mo. LIBOR + 3.50%)		10/15/2020	14,551	12,950,225
Serta Simmons Bedding, LLC 2nd Lien Initial Term Loan	9.579%(1 Mo. LIBOR + 8.00%)		11/8/2024	8,161	7,471,395
TGP Holdings III, LLC 2nd Lien Initial Term Loan	10.193%(3 Mo. LIBOR + 8.50%)		9/25/2025	7,243	7,351,645
Total					27,773,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 0.02%

Pearl Intermediate Parent LLC 2nd Lien Initial Term Loan	7.84%(1 Mo. LIBOR + 6.25%)		2/13/2026	$1,069	$1,076,130

Real Estate Development & Management 0.10%

Capital Automotive L.P. 2nd Lien Initial Tranche B Term Loan	7.65%(1 Mo. LIBOR + 6.00%)		3/24/2025	6,892	7,035,777

Recreation & Travel 0.37%

Equinox Holdings, Inc. 2nd Lien Initial Term Loan	8.648%(1 Mo. LIBOR + 7.00%)		9/6/2024	5,969	6,169,952
Formula One Management Limited Facility B3 Term Loan (Luxembourg)(a)	4.148%(1 Mo. LIBOR + 2.50%)		2/1/2024	6,130	6,125,263
Kingpin Intermediate Holdings LLC 1st Lien Initial Term Loan	5.73%(3 Mo. LIBOR + 4.25%)		7/3/2024	5,986	6,098,716
Kingpin Intermediate Holdings LLC 2nd Lien Initial Term Loan	10.23%(3 Mo. LIBOR + 8.75%)		7/3/2025	6,729	6,871,991
Total					25,265,922

Software/Services 0.25%

Hyland Software, Inc. 2nd Lien Initial Term Loan	8.648%(1 Mo. LIBOR + 7.00%)		7/7/2025	6,774	6,943,350
Misys Ltd 2nd Lien Dollar Term Loan	9.234%(3 Mo. LIBOR + 7.25%)		6/13/2025	10,612	10,568,491
Total					17,511,841

Specialty Retail 1.12%

Bass Pro Group, LLC Initial Term Loan	6.648%(1 Mo. LIBOR + 5.00%)		9/25/2024	10,572	10,558,291
BDF Acquisition Corp. Initial Term Loan	6.398%(1 Mo. LIBOR + 4.75%)		2/12/2021	5,242	5,202,526
BJ’s Wholesale Club, Inc. 2nd Lien Initial Term Loan	9.08%(1 Mo. LIBOR + 7.50%)		2/3/2025	7,093	7,133,536
Calceus Acquisition, Inc. Term Loan B1	—	(e)	1/31/2020	7,572	7,479,387
Container Store, Inc. Term Loan B1	8.693%(3 Mo. LIBOR + 7.00%)		8/18/2021	14,448	14,411,764	(f)
David’s Bridal, Inc. Initial Term Loan	5.70%(1 Mo. LIBOR + 4.00%)		10/11/2019	8,413	7,205,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)

Jo-Ann Stores, LLC Initial Term Loan	6.551%(3 Mo. LIBOR + 5.00%)	10/20/2023	$7,022	$7,004,667
PetSmart, Inc. Tranche B2 Term Loan	4.57%(1 Mo. LIBOR + 3.00%)	3/11/2022	17,702	14,495,509
PFS Holding Corporation 2nd Lien Term Loan	8.90%(1 Mo. LIBOR + 7.25%)	1/31/2022	7,072	3,388,655
Total				76,879,438

Support: Services 0.87%

Asurion LLC 2nd Lien Replacement Term Loan B2	7.648%(1 Mo. LIBOR + 6.00%)	8/4/2025	6,503	6,681,020
AVSC Holdings LLC 2nd Lien Term Loan	9.256%	9/1/2025	6,875	6,926,562	(f)
Boing US Holdco Inc. 2nd Lien Term Loan B	9.287%(3 Mo. LIBOR + 7.50%)	10/3/2025	7,022	7,057,110
CIBT Global, Inc. 2nd Lien Initial Term Loan	9.443%(3 Mo. LIBOR + 7.75%)	6/1/2025	8,131	8,252,965
DG Investment Intermediate Holdings 2, Inc. 2nd Lien Initial Term Loan	8.408%(3 Mo. LIBOR + 6.75%)	2/2/2026	9,310	9,449,650
KUEHG Corp. 2nd Lien Tranche B Term Loan	9.943%(3 Mo. LIBOR + 8.25%)	8/22/2025	7,108	7,214,620
Power Borrower, LLC 2nd Lien Initial Term Loan	9.256%(3 Mo. LIBOR + 7.25%)	11/6/2020	6,757	6,790,785
SMG U.S. Midco 2, Inc. 2nd Lien Initial Term Loan	8.644%(1 Mo. LIBOR + 7.00%)	1/23/2026	7,232	7,412,628
Total				59,785,340

Technology Hardware & Equipment 0.10%

Peak 10 Holding Corp. 2nd lien Initial Term Loan	9.023%(3 Mo. LIBOR + 7.25%)	8/1/2025	6,893	6,949,867

Telecommunications: Satellite 0.15%

Intelsat Jackson Holdings S.A. Tranche B5 Term Loan (Luxembourg)(a)	6.625%	1/2/2024	10,038	10,101,541

Telecommunications: Wireline Integrated & Services 0.10%

Colorado Buyer, Inc. 2nd Lien Initial Term Loan	9.03%(3 Mo. LIBOR + 7.25%)	5/1/2025	6,610	6,674,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Infrastructure/Services 0.21%

CEVA Group PLC Pre-Funded L/C Term Loan (United Kingdom)(a)	2.208%	3/19/2021		$1,101	$1,084,246	(f)
CEVA Intercompany B.V. Dutch Term Loan (Netherlands)(a)	7.272%(3 Mo. LIBOR + 5.50%)	3/19/2021		1,118	1,100,884
CEVA Logistics Canada, ULC Canadian Term Loan (Canada)(a)	7.272%(3 Mo. LIBOR + 5.50%)	3/19/2021		189	185,902
CEVA Logistics US Holdings Inc. US Term Loan	7.272%(3 Mo. LIBOR + 5.50%)	3/19/2021		1,519	1,496,078
OSG Bulk Ships, Inc. Initial Term Loan	6.04%(3 Mo. LIBOR + 4.25%)	8/5/2019		10,698	10,437,364
Total					14,304,474
Total Floating Rate Loans (cost $655,564,049)					656,736,753

FOREIGN BONDS(c) 0.58%

Dominican Republic 0.09%

Dominican Republic†	8.90%	2/15/2023	DOP	313,900	6,550,159

France 0.11%

CMA CGM SA†	5.25%	1/15/2025	EUR	6,424	7,389,694

Netherlands 0.38%

Dutch Lion BV PIK 12.00%†	11.25%	6/15/2020	EUR	7,250	8,502,185
Hema Bondco II BV†	8.50%	1/15/2023	EUR	14,088	17,449,470
Total					25,951,655
Total Foreign Bonds (cost $36,594,195)					39,891,508

FOREIGN GOVERNMENT OBLIGATIONS 1.36%

Angola 0.11%

Republic of Angola†(a)	9.50%	11/12/2025		$6,806	7,637,353

Argentina 0.71%

City of Buenos Aires†(a)	7.50%	6/1/2027		6,270	6,596,855
Province of Santa Fe†(a)	6.90%	11/1/2027		9,927	9,902,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Argentina (continued)

Provincia de Mendoza†(a)	8.375%	5/19/2024		$6,563	$7,008,103
Provincia de Rio Negro†(a)	7.75%	12/7/2025		15,752	15,043,160
Provincia of Neuquen†(a)	8.625%	5/12/2028		3,028	3,235,085
Republic of Argentina(c)	7.82%	12/31/2033	EUR	5,020	6,915,906
Total					48,701,291

Ecuador 0.18%

Republic of Ecuador†(a)	7.875%	1/23/2028		$12,350	12,362,350

Ghana 0.11%

Republic of Ghana†(a)	7.875%	8/7/2023		6,987	7,584,773

Senegal 0.10%

Republic of Senegal†(a)	6.25%	5/23/2033		6,742	6,703,233

Sri Lanka 0.15%

Republic of Sri Lanka†(a)	6.20%	5/11/2027		10,130	10,079,583
Total Foreign Government Obligations (cost $94,126,860)					93,068,583

HIGH YIELD CORPORATE BONDS 80.63%

Advertising 0.34%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022		15,857	16,372,352
Lamar Media Corp.	5.75%	2/1/2026		6,754	7,015,718
Total					23,388,070

Aerospace/Defense 1.20%

Bombardier, Inc. (Canada)†(a)	7.50%	12/1/2024		13,963	14,538,974
Bombardier, Inc. (Canada)†(a)	8.75%	12/1/2021		5,998	6,605,297
Bombardier, Inc.(Canada)†(a)	7.50%	3/15/2025		52,769	54,418,031
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025		6,853	7,152,819
Total					82,715,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Air Transportation 1.04%

Air Canada (Canada)†(a)	7.75%	4/15/2021			$8,143	$9,028,551
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(a)	5.00%	6/15/2025			5,212	5,420,057
Azul Investments LLP†	5.875%	10/26/2024			17,536	17,294,880
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%	10/27/2027			10,749	10,087,722
Gol Finance, Inc. (Brazil)†(a)	7.00%	1/31/2025			13,178	13,046,220
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	7/15/2023			8,977	9,192,319
United Continental Holdings, Inc.	6.00%	12/1/2020			6,944	7,395,360
Total						71,465,109

Auto Loans 0.03%

Mclaren Finance plc(c)	5.00%	8/1/2022		GBP	1,744	2,402,908

Auto Parts & Equipment 1.19%

Adient Global Holdings Ltd.†	4.875%	8/15/2026			$6,710	6,575,800
Allison Transmission, Inc.†	5.00%	10/1/2024			10,088	10,251,930
American Axle & Manufacturing, Inc.	6.25%	4/1/2025			13,662	14,148,709
American Axle & Manufacturing, Inc.	6.50%	4/1/2027			19,084	19,775,795
American Tire Distributors, Inc.†	10.25%	3/1/2022			6,990	7,314,126
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018			5,494	5,332,614
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%	6/1/2021			7,362	7,509,240
Wabash National Corp.†	5.50%	10/1/2025			10,977	10,894,672
Total						81,802,886

Automakers 0.87%

Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%	4/15/2022			9,907	10,377,582
Fiat Chrysler Automobiles NV (United Kingdom)(a)	5.25%	4/15/2023			6,299	6,503,718
General Motors Corp.(g)	7.20%	—	(h)		8,500	850	(b)
Tesla, Inc.†	5.30%	8/15/2025			45,104	43,130,700
Total						60,012,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking 4.31%

Ally Financial, Inc.	8.00%		11/1/2031		$16,266	$20,251,170
Banco de Galicia y Buenos Aires SA (Argentina)†(a)	8.25%(5 Yr Treasury Note CMT + 7.16%)	#	7/19/2026		4,800	5,236,656
Banco do Brasil SA†	6.25%(10 Yr Treasury Note CMT + 4.40%)	#	—	(h)	7,750	7,090,863
Banco Mercantil del Norte SA†	7.625%	#(i)	—	(h)	6,246	6,817,197
Banco Votorantim SA (Brazil)†(a)	8.25%(5 Yr Treasury Note CMT + 6.107%)	#	—	(h)	7,087	7,175,938
BankUnited, Inc.	4.875%		11/17/2025		12,909	13,357,731
BNP Paribas SA (France)†(a)	6.75%	#(i)	—	(h)	9,895	10,587,650
CIT Group, Inc.	5.80%(3 Mo. LIBOR + 3.97%)	#	—	(h)	6,859	6,944,738
CIT Group, Inc.	6.00%		4/1/2036		2,695	2,560,250
Intesa Sanpaolo SpA (Italy)†(a)	5.71%		1/15/2026		16,392	16,762,960
Intesa Sanpaolo SpA (Italy)†(a)	7.70%(5 Yr Swap rate + 5.46%)	#	—	(h)	25,592	27,991,250
Itau Unibanco Holding SA†	6.125%	#(i)	—	(h)	14,161	14,284,909
Macquarie Bank Ltd. (United Kingdom)†(a)	6.125%	#(i)	—	(h)	6,417	6,545,340
Popular, Inc.	7.00%		7/1/2019		21,352	22,099,320
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.125%		5/28/2024		12,751	13,081,400
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.00%		12/19/2023		17,211	18,398,395
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.10%		6/10/2023		14,113	15,091,045
Royal Bank of Scotland Group plc (United Kingdom)(a)	7.50%(5 Yr Swap rate + 5.80%)	#	—	(h)	12,646	13,289,681
Royal Bank of Scotland Group plc (United Kingdom)(a)	8.625%(5 Yr Swap rate + 7.60%)	#	—	(h)	12,700	14,065,250
Standard Chartered plc (United Kingdom)†(a)	7.50%(5 Yr Swap rate + 6.30%)	#	—	(h)	12,150	13,177,283
Texas Capital Bank NA	5.25%		1/31/2026		10,952	10,939,255
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.75%		1/30/2023		13,602	13,386,408
UniCredit SpA (Italy)(a)	8.00%(5 Yr Swap rate + 5.18%)	#	—	(h)	15,697	16,994,341
Washington Mutual Bank(j)	6.875%		6/15/2011		10,000	1,000	(b)
Total						296,130,030

Beverages 0.13%

Central American Bottling Corp. (Guatemala)†(a)	5.75%		1/31/2027		8,449	8,723,593

Brokerage 0.16%

Freedom Mortgage Corp.†	8.125%		11/15/2024		10,373	10,658,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 2.14%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	$6,688	$6,704,720
AV Homes, Inc.	6.625%	5/15/2022	6,755	6,982,981
Beazer Homes USA, Inc.	6.75%	3/15/2025	5,918	6,006,770
Century Communities, Inc.	5.875%	7/15/2025	10,125	10,074,375
Lennar Corp.	4.50%	4/30/2024	8,771	8,727,145
Lennar Corp.	4.75%	5/30/2025	5,436	5,429,205
M/I Homes, Inc.	5.625%	8/1/2025	5,575	5,628,918
MDC Holdings, Inc.	6.00%	1/15/2043	7,110	6,807,825
New Home Co., Inc. (The)	7.25%	4/1/2022	9,477	9,879,772
PulteGroup, Inc.	5.00%	1/15/2027	14,796	14,759,010
PulteGroup, Inc.	5.50%	3/1/2026	10,017	10,179,776
PulteGroup, Inc.	6.375%	5/15/2033	8,091	8,677,598
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	9,489	9,797,393
Toll Brothers Finance Corp.	4.35%	2/15/2028	4,252	4,039,400
Toll Brothers Finance Corp.	4.875%	3/15/2027	2,212	2,206,470
TRI Pointe Group, Inc.	5.25%	6/1/2027	20,409	20,204,910
William Lyon Homes, Inc.	5.875%	1/31/2025	11,343	11,343,000
Total				147,449,268

Building Materials 1.66%

American Woodmark Corp.†	4.875%	3/15/2026	5,572	5,544,140
BMC East LLC†	5.50%	10/1/2024	13,210	13,441,175
Builders FirstSource, Inc.†	5.625%	9/1/2024	5,904	6,029,460
Core & Main LP†	6.125%	8/15/2025	6,664	6,614,020
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(a)	5.25%	6/23/2024	8,508	8,550,540
Hillman Group, Inc. (The)†	6.375%	7/15/2022	13,899	13,621,020
Jeld-Wen, Inc.†	4.625%	12/15/2025	5,661	5,547,780
Standard Industries, Inc.†	5.375%	11/15/2024	3,018	3,100,995
Standard Industries, Inc.†	6.00%	10/15/2025	13,601	14,434,061
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	7,227	7,245,068
U.S. Concrete, Inc.	6.375%	6/1/2024	10,306	11,001,655
USG Corp.†	5.50%	3/1/2025	9,226	9,629,637
WESCO Distribution, Inc.	5.375%	6/15/2024	8,994	9,061,455
Total				113,821,006

Cable & Satellite Television 3.34%

Block Communications, Inc.†	6.875%	2/15/2025	4,065	4,227,600
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	7,122	7,273,343
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	38,584	39,210,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)

CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	$34,427	$35,685,307
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027	26,066	26,554,737
CSC Holdings LLC†	10.875%	10/15/2025	52,054	61,553,855
DISH DBS Corp.	7.75%	7/1/2026	23,966	23,696,382
Unitymedia GmbH (Germany)†(a)	6.125%	1/15/2025	8,088	8,522,326
UPCB Finance IV Ltd.†	5.375%	1/15/2025	13,500	13,440,870
Ziggo Secured Finance BV (Netherlands)†(a)	5.50%	1/15/2027	9,981	9,594,236
Total				229,759,646

Chemicals 2.27%

Ashland LLC	6.875%	5/15/2043	11,763	12,762,855
Blue Cube Spinco, Inc.	10.00%	10/15/2025	16,816	20,137,160
CF Industries, Inc.	4.95%	6/1/2043	1,059	967,661
CF Industries, Inc.	5.15%	3/15/2034	17,297	17,015,924
Chemours Co. (The)	5.375%	5/15/2027	3,877	3,896,385
Chemours Co. (The)	7.00%	5/15/2025	9,477	10,258,852
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	4,965	5,455,294
Ingevity Corp.†	4.50%	2/1/2026	7,179	7,035,420
Koppers, Inc.†	6.00%	2/15/2025	5,873	6,093,238
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	5,194	5,830,265
Momentive Performance Materials, Inc.(j)	10.00%	10/15/2020	3,105	311	(b)
Olin Corp.	5.00%	2/1/2030	8,306	8,025,672
Olin Corp.	5.125%	9/15/2027	8,284	8,175,272
SPCM SA (France)†(a)	4.875%	9/15/2025	11,231	11,118,690
TPC Group, Inc.†	8.75%	12/15/2020	7,299	7,371,990
Valvoline, Inc.	5.50%	7/15/2024	6,003	6,205,601
Venator Finance S.a.r.l/Venator Materials LLC (Luxembourg)†(a)	5.75%	7/15/2025	5,627	5,753,608
Versum Materials, Inc.†	5.50%	9/30/2024	12,218	12,798,355
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	6,970	7,005,728
Total				155,908,281

Consumer/Commercial/Lease Financing 2.36%

ACE Cash Express, Inc.†	12.00%	12/15/2022	9,911	10,778,212
CURO Financial Technologies Corp. †	12.00%	3/1/2022	13,544	14,964,130
Enova International, Inc.†	8.50%	9/1/2024	9,489	10,034,618
Enova International, Inc.	9.75%	6/1/2021	5,471	5,792,421
Hunt Cos, Inc.†	6.25%	2/15/2026	7,556	7,414,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025	$11,070	$10,793,250
Navient Corp.	5.875%	3/25/2021	17,868	18,471,045
Navient Corp.	6.125%	3/25/2024	28,259	28,682,885
Navient Corp.	6.625%	7/26/2021	4,354	4,560,815
Navient Corp.	6.75%	6/25/2025	22,173	22,817,126
Provident Funding Associates LP/PFG Finance Corp.†	6.375%	6/15/2025	6,671	6,837,775
Quicken Loans, Inc.†	5.25%	1/15/2028	21,467	20,769,322
Total				161,915,924

Department Stores 0.20%

JC Penney Corp., Inc.†	5.875%	7/1/2023	7,118	6,859,972
Nordstrom, Inc.	5.00%	1/15/2044	6,983	6,759,627
Total				13,619,599

Diversified Capital Goods 1.24%

Apex Tool Group LLC/BC Mountain Finance, Inc.†	9.00%	2/15/2023	10,482	10,482,000
BCD Acquisition, Inc.†	9.625%	9/15/2023	9,034	9,858,352
EnerSys†	5.00%	4/30/2023	6,124	6,284,755
Griffon Corp.	5.25%	3/1/2022	5,735	5,770,844
NANA Development Corp.†	9.50%	3/15/2019	6,358	6,358,000
RBS Global, Inc./Rexnord LLC†	4.875%	12/15/2025	11,283	11,141,962
SPX FLOW, Inc.†	5.625%	8/15/2024	6,252	6,392,670
SPX FLOW, Inc.†	5.875%	8/15/2026	6,307	6,511,978
Titan International, Inc.†	6.50%	11/30/2023	6,911	7,066,498
Werner FinCo LP/Werner FinCo, Inc.†	8.75%	7/15/2025	8,442	8,716,365
Zoomlion HK SPV Co. Ltd. (Hong Kong)†(a)	6.125%	12/20/2022	6,798	6,899,970
Total				85,483,394

Electric: Generation 2.13%

AES Argentina Generacion SA (Argentina)†(a)	7.75%	2/2/2024	6,194	6,564,277
Calpine Corp.	5.75%	1/15/2025	33,550	31,537,000
DPL, Inc.	7.25%	10/15/2021	6,507	7,117,031
Dynegy, Inc.	7.625%	11/1/2024	15,374	16,603,920
Dynegy, Inc.†	8.125%	1/30/2026	12,975	14,256,281
Elwood Energy LLC	8.159%	7/5/2026	7,456	8,313,037
NRG Yield Operating LLC	5.00%	9/15/2026	4,331	4,276,343
NRG Yield Operating LLC	5.375%	8/15/2024	3,621	3,677,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)

NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	$8,469	$9,316,084
Red Oak Power LLC	9.20%	11/30/2029	9,087	10,359,180
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(a)	6.875%	2/1/2025	7,546	7,413,945
Talen Energy Supply LLC	4.60%	12/15/2021	11,487	10,539,323
Terraform Global Operating LLC†	6.125%	3/1/2026	6,836	6,904,360
TerraForm Power Operating LLC†	5.00%	1/31/2028	9,829	9,549,365
Total				146,427,706

Electric: Integrated 0.50%

Aegea Finance Sarl (Brazil)†(a)	5.75%	10/10/2024	6,849	6,849,000
Capex SA (Argentina)†(a)	6.875%	5/15/2024	6,823	6,953,115
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.75%	8/6/2023	6,557	6,787,938
NRG Energy, Inc.†	5.75%	1/15/2028	7,048	6,976,110
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	6,551	6,878,550
Total				34,444,713

Electronics 0.72%

Entegris, Inc.†	4.625%	2/10/2026	7,121	7,031,988
Itron, Inc.†	5.00%	1/15/2026	7,175	7,157,062
Micron Technology, Inc.†	5.25%	1/15/2024	3,655	3,764,650
Micron Technology, Inc.	5.50%	2/1/2025	2,939	3,063,908
Qorvo, Inc.	7.00%	12/1/2025	12,847	14,035,347
Sensata Technologies BV†	5.625%	11/1/2024	13,449	14,428,087
Total				49,481,042

Energy: Exploration & Production 6.34%

Afren plc (United Kingdom)†(a)(j)	6.625%	12/9/2020	4,806	16,004
Afren plc (United Kingdom)†(a)(j)	10.25%	4/8/2019	3,367	11,211
Afren plc (United Kingdom)†(a)(j)	11.50%	2/1/2016	4,294	14,298
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	15,981	17,099,670
Berry Petroleum Co. LLC†	7.00%	2/15/2026	8,345	8,511,900
Bill Barrett Corp.	7.00%	10/15/2022	7,112	7,147,560
Bill Barrett Corp.	8.75%	6/15/2025	3,202	3,474,170
California Resources Corp.†	8.00%	12/15/2022	16,534	13,144,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Callon Petroleum Co.	6.125%	10/1/2024	$11,189	$11,468,725
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	10,173	10,249,297
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	8,474	9,088,365
Centennial Resource Production LLC†	5.375%	1/15/2026	6,864	6,864,000
Continental Resources, Inc.	3.80%	6/1/2024	24,758	24,139,050
Continental Resources, Inc.†	4.375%	1/15/2028	20,321	19,774,873
Continental Resources, Inc.	4.50%	4/15/2023	7,861	7,978,915
Diamondback Energy, Inc.	4.75%	11/1/2024	13,224	13,091,760
Eclipse Resources Corp.	8.875%	7/15/2023	9,185	9,276,850
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	5,614	5,585,930
Energen Corp.	4.625%	9/1/2021	8,925	8,880,375
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	8,260	8,549,100
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	6,188	4,285,190
Extraction Oil & Gas, Inc.†	7.375%	5/15/2024	6,902	7,316,120
Gulfport Energy Corp.	6.00%	10/15/2024	3,077	3,038,538
Gulfport Energy Corp.	6.375%	5/15/2025	3,955	3,915,450
Gulfport Energy Corp.†	6.375%	1/15/2026	4,209	4,159,123
Halcon Resources Corp.	6.75%	2/15/2025	6,601	6,700,015
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	21,756	21,973,560
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	6,818	6,971,405
Indigo Natural Resources LLC†	6.875%	2/15/2026	7,210	7,058,374
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	11,890	11,354,950
Jones Energy Holdings LLC/Jones Energy Finance Corp.	6.75%	4/1/2022	4,193	2,735,933
Kosmos Energy Ltd.†	7.875%	8/1/2021	11,000	11,302,500
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025	9,055	8,919,175
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	12,481	10,702,457
Murphy Oil Corp.	6.875%	8/15/2024	6,769	7,133,714
Newfield Exploration Co.	5.75%	1/30/2022	6,239	6,613,340
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	8,256	8,565,600
PDC Energy, Inc.	6.125%	9/15/2024	4,119	4,232,273
Range Resources Corp.	4.875%	5/15/2025	7,290	7,021,181
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	7,706	8,910,062
Sanchez Energy Corp.	6.125%	1/15/2023	21,700	16,383,500
Sanchez Energy Corp.†	7.25%	2/15/2023	9,174	9,302,895
Southwestern Energy Co.	7.50%	4/1/2026	6,639	6,738,585
Southwestern Energy Co.	7.75%	10/1/2027	6,991	7,165,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

SRC Energy, Inc.†	6.25%	12/1/2025	$9,460	$9,601,900
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	19,678	16,529,520
Ultra Resources, Inc.†	7.125%	4/15/2025	6,897	6,198,679
WPX Energy, Inc.	5.25%	9/15/2024	11,997	12,056,985
WPX Energy, Inc.	6.00%	1/15/2022	8,640	9,007,200
YPF SA (Argentina)†(a)	6.95%	7/21/2027	5,429	5,481,661
Total				435,742,243

Environmental 0.21%

Waste Pro USA, Inc.†	5.50%	2/15/2026	7,069	7,122,018
Wrangler Buyer Corp.†	6.00%	10/1/2025	7,303	7,430,802
Total				14,552,820

Food & Drug Retailers 0.25%

Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	6.625%	6/15/2024	7,511	6,957,064
Ingles Markets, Inc.	5.75%	6/15/2023	10,562	10,509,190
Total				17,466,254

Food: Wholesale 1.42%

Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	7,448	7,792,470
Dole Food Co., Inc.†	7.25%	6/15/2025	8,173	8,602,083
Hearthside Group Holdings LLC/Hearthside Finance Co.†	6.50%	5/1/2022	6,572	6,654,150
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	7,123	6,973,061
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	12,187	12,108,394
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	6,361	6,281,488
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	13,646	14,907,436
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	7,052	7,122,520
MHP SE (Ukraine)†(a)	7.75%	5/10/2024	8,529	9,213,239
Performance Food Group, Inc.†	5.50%	6/1/2024	9,177	9,383,482
Simmons Foods, Inc.†	5.75%	11/1/2024	7,032	6,671,610
Tonon Luxembourg SA (Luxembourg)†(a)(j)	10.50%	5/14/2024	4,699	1,997,442
Total				97,707,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper 1.21%

Boise Cascade Co.†	5.625%	9/1/2024	$16,563	$17,142,705
Eldorado Intl. Finance GmbH (Austria)†(a)	8.625%	6/16/2021	6,850	7,355,188
Klabin Finance SA (Luxembourg)†(a)	4.875%	9/19/2027	7,165	6,971,545
Louisiana-Pacific Corp.	4.875%	9/15/2024	11,856	11,974,560
Mercer International, Inc. (Canada)†(a)	5.50%	1/15/2026	9,824	9,799,440
Neenah, Inc.†	5.25%	5/15/2021	7,386	7,515,255
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023	12,650	13,586,732
Rayonier AM Products, Inc.†	5.50%	6/1/2024	9,038	9,038,000
Total				83,383,425

Gaming 2.96%

Churchill Downs, Inc.†	4.75%	1/15/2028	11,350	10,984,530
CRC Escrow Issuer LLC/CRC Finco, Inc.†	5.25%	10/15/2025	10,839	10,622,220
Eldorado Resorts, Inc.	6.00%	4/1/2025	6,073	6,285,555
Everi Payments, Inc.†	7.50%	12/15/2025	9,796	9,967,430
Gateway Casinos & Entertainment Ltd. (Canada)†(a)	8.25%	3/1/2024	6,800	7,276,000
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	4,415	4,575,044
International Game Technology plc†	6.50%	2/15/2025	9,072	9,775,080
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	9,358	10,024,758
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	6,675	6,938,663
MGM Resorts International	6.00%	3/15/2023	35,374	37,717,527
MGM Resorts International	7.75%	3/15/2022	2,156	2,409,330
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	15,287	15,841,154
Penn National Gaming, Inc.†	5.625%	1/15/2027	13,188	13,122,060
Scientific Games International, Inc.†	5.00%	10/15/2025	5,753	5,702,661
Scientific Games International, Inc.	10.00%	12/1/2022	11,221	12,211,253
Station Casinos LLC†	5.00%	10/1/2025	6,918	6,762,345
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025	6,952	6,552,260
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	16,858	17,131,942
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027	10,002	9,873,974
Total				203,773,786

Gas Distribution 2.27%

Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375%	9/15/2024	8,225	8,451,188
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	14,129	14,340,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	$15,378	$16,319,902
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	5,339	5,994,362
Delek Logistics Partners LP†	6.75%	5/15/2025	6,834	6,970,680
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	6,559	6,898,982
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.00%	8/1/2024	7,202	7,436,065
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	4,600	4,965,053
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	6,105	6,326,306
NGPL PipeCo LLC†	4.875%	8/15/2027	8,669	8,777,363
Rockies Express Pipeline LLC†	5.625%	4/15/2020	10,597	11,060,619
Rockies Express Pipeline LLC†	6.875%	4/15/2040	13,093	15,417,007
Rockpoint Gas Storage Canada Ltd. (Canada)†(a)	7.00%	3/31/2023	10,566	10,618,830
Southern Star Central Corp.†	5.125%	7/15/2022	9,846	10,092,150
Williams Cos., Inc. (The)	3.70%	1/15/2023	8,560	8,356,700
Williams Cos., Inc. (The)	4.55%	6/24/2024	7,186	7,275,825
Williams Cos., Inc. (The)	5.75%	6/24/2044	6,104	6,516,020
Total				155,817,987

Health Facilities 2.74%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	3,538	3,647,501
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	345	357,938
CHS/Community Health Systems, Inc.	7.125%	7/15/2020	8,257	6,987,486
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	14,142	13,249,286
HCA, Inc.	5.25%	4/15/2025	11,532	11,877,960
HCA, Inc.	5.25%	6/15/2026	46,542	47,821,905
HCA, Inc.	5.50%	6/15/2047	17,302	17,128,980
HCA, Inc.	5.875%	3/15/2022	8,361	8,883,563
HCA, Inc.	7.50%	2/15/2022	5,000	5,543,750
HCA, Inc.	7.50%	12/15/2023	10,647	11,964,566
HCA, Inc.	7.69%	6/15/2025	3,765	4,235,625
HCA, Inc.	8.36%	4/15/2024	12,701	14,828,417
Kindred Healthcare, Inc.	8.75%	1/15/2023	6,118	6,576,850
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	10,879	11,477,345
Tenet Healthcare Corp.†	4.625%	7/15/2024	11,180	10,739,788
Tenet Healthcare Corp.†	5.125%	5/1/2025	13,655	13,296,556
Total				188,617,516

Health Services 1.32%

Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	10,687	10,206,085
ASP AMC Merger Sub, Inc.†	8.00%	5/15/2025	12,792	12,216,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)

inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	$3,766	$4,048,450
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	6,742	6,792,565
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	8,894	9,383,170
Polaris Intermediate Corp. PIK 8.5%†	8.50%	12/1/2022	10,740	10,961,512
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%	1/17/2028	10,599	10,287,654
Service Corp. International	4.625%	12/15/2027	8,478	8,308,440
Sotera Health Holdings LLC†	6.50%	5/15/2023	1,535	1,561,863
Team Health Holdings, Inc.†	6.375%	2/1/2025	10,938	10,062,960
West Street Merger Sub, Inc.†	6.375%	9/1/2025	6,950	6,950,000
Total				90,779,059

Hotels 0.48%

ESH Hospitality, Inc.†	5.25%	5/1/2025	11,575	11,575,000
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	7,611	7,496,835
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	6.125%	12/1/2024	12,844	13,887,575
Total				32,959,410

Insurance Brokerage 0.16%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	10,757	11,214,173

Integrated Energy 0.48%

Petrobras Global Finance BV (Netherlands)(a)	5.625%	5/20/2043	30,709	26,248,825
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	7,742	6,952,316
Total				33,201,141

Investments & Miscellaneous Financial Services 0.63%

MSCI, Inc.†	5.75%	8/15/2025	14,906	15,725,830
OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	7,100	7,147,331
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	19,203	20,174,672
Total				43,047,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.41%

ATS Automation Tooling Systems, Inc. (Canada)†(a)	6.50%	6/15/2023	$6,681	$7,015,050
Manitowoc Co., Inc. (The)†	12.75%	8/15/2021	5,831	6,603,608
Tennant Co.	5.625%	5/1/2025	6,242	6,429,260
Welbilt, Inc.	9.50%	2/15/2024	7,122	7,941,030
Total				27,988,948

Managed Care 1.03%

Centene Corp.	4.75%	1/15/2025	15,663	15,614,053
Centene Corp.	6.125%	2/15/2024	18,110	19,060,775
Molina Healthcare, Inc.†	4.875%	6/15/2025	13,099	12,607,787
WellCare Health Plans, Inc.	5.25%	4/1/2025	23,451	23,793,854
Total				71,076,469

Media: Content 2.79%

AMC Networks, Inc.	4.75%	8/1/2025	10,603	10,298,164
AMC Networks, Inc.	5.00%	4/1/2024	8,904	8,948,520
Belo Corp.	7.25%	9/15/2027	10,568	11,598,380
EMI Music Publishing Group North America Holdings, Inc.†	7.625%	6/15/2024	10,118	11,053,915
EW Scripps Co. (The)†	5.125%	5/15/2025	6,953	6,692,262
Gray Television, Inc.†	5.125%	10/15/2024	2,555	2,510,287
Gray Television, Inc.†	5.875%	7/15/2026	11,267	11,196,581
iHeartCommunications, Inc.	9.00%	3/1/2021	19,290	15,480,225
Netflix, Inc.	4.375%	11/15/2026	10,423	10,058,195
Netflix, Inc.†	4.875%	4/15/2028	8,445	8,307,769
Netflix, Inc.	5.875%	2/15/2025	31,635	33,504,945
Salem Media Group, Inc.†	6.75%	6/1/2024	11,809	11,572,820
Sirius XM Radio, Inc.†	5.00%	8/1/2027	15,048	14,704,906
Sirius XM Radio, Inc.†	5.375%	7/15/2026	13,553	13,756,295
Sirius XM Radio, Inc.†	6.00%	7/15/2024	7,306	7,671,300
Viacom, Inc.	6.875%	4/30/2036	6,701	8,004,176
WMG Acquisition Corp.†	5.00%	8/1/2023	6,372	6,483,510
Total				191,842,250

Medical Products 0.71%

Hill-Rom Holdings, Inc.†	5.00%	2/15/2025	6,599	6,615,498
Hill-Rom Holdings, Inc.†	5.75%	9/1/2023	8,123	8,468,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products (continued)

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	$20,278	$20,227,305
Teleflex, Inc.	4.625%	11/15/2027	4,187	4,098,026
Teleflex, Inc.	4.875%	6/1/2026	9,379	9,332,105
Total				48,741,161

Metals/Mining (Excluding Steel) 5.90%

Alcoa Nederland Holding BV (Netherlands)†(a)	6.75%	9/30/2024	22,337	24,068,117
Baffinland Iron Mines Corp. (Canada)†(a)	12.00%	2/1/2022	9,277	10,135,123
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022	12,224	12,101,760
Century Aluminum Co.†	7.50%	6/1/2021	5,100	5,253,000
Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	14,618	14,243,414
Coeur Mining, Inc.	5.875%	6/1/2024	7,525	7,496,781
Compass Minerals International, Inc.†	4.875%	7/15/2024	12,225	12,102,750
CONSOL Energy, Inc.†	11.00%	11/15/2025	14,128	15,152,280
Eldorado Gold Corp. (Canada)†(a)	6.125%	12/15/2020	7,176	6,996,600
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%	12/11/2022	4,841	4,799,620
Ferroglobe plc/Globe Specialty Metals, Inc. (United Kingdom)†(a)	9.375%	3/1/2022	19,064	20,469,970
First Quantum Minerals Ltd. (Canada)†(a)	6.875%	3/1/2026	8,006	7,995,993
First Quantum Minerals Ltd. (Canada)†(a)	7.25%	4/1/2023	8,468	8,806,720
Freeport-McMoRan, Inc.	3.55%	3/1/2022	8,364	8,157,409
Freeport-McMoRan, Inc.	3.875%	3/15/2023	63,230	61,491,175
Geo Coal International Pte Ltd. (Singapore)†(a)	8.00%	10/4/2022	6,687	6,698,642
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	5,794	6,141,640
Hudbay Minerals, Inc. (Canada)†(a)	7.25%	1/15/2023	161	171,868
Hudbay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025	6,130	6,697,025
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	8,089	7,644,105
Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%	11/9/2024	10,424	10,213,581
Kinross Gold Corp. (Canada)(a)	5.95%	3/15/2024	16,264	17,487,053
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/10/2044	51	5	(b)
New Gold, Inc. (Canada)†(a)	6.375%	5/15/2025	2,876	2,983,850
Novelis Corp.†	5.875%	9/30/2026	12,009	12,129,090
Novelis Corp.†	6.25%	8/15/2024	7,351	7,534,775
Peabody Energy Corp.†	6.375%	3/31/2025	38,165	39,930,131
Peabody Energy Corp.	10.00%	3/15/2022	7,120	712	(b)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	12,979	14,065,991
Samarco Mineracao SA (Brazil)†(a)(j)	4.125%	11/1/2022	13,880	10,930,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Taseko Mines Ltd. (Canada)†(a)	8.75%	6/15/2022	$7,011	$7,344,023
Teck Resources Ltd. (Canada)†(a)	8.50%	6/1/2024	9,436	10,521,140
Vedanta Resources plc (India)†(a)	6.125%	8/9/2024	12,392	12,493,106
Warrior Met Coal, Inc.†	8.00%	11/1/2024	12,632	13,042,540
Total				405,300,489

Monoline Insurance 0.49%

Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	10,380	10,172,400
MGIC Investment Corp.	5.75%	8/15/2023	12,840	13,614,252
Radian Group, Inc.	4.50%	10/1/2024	10,035	10,038,011
Total				33,824,663

Oil Field Equipment & Services 2.75%

Bristow Group, Inc.†(k)	8.75%	3/1/2023	6,523	6,649,383
CSI Compressco LP/CSI Compressco Finance, Inc.	7.25%	8/15/2022	7,597	7,426,068
Ensco plc (United Kingdom)(a)	4.50%	10/1/2024	10,683	8,760,060
Ensco plc (United Kingdom)(a)	5.20%	3/15/2025	8,518	7,112,530
Ensco plc (United Kingdom)(a)	7.75%	2/1/2026	7,860	7,457,175
Exterran Energy Solutions LP/EES Finance Corp.†	8.125%	5/1/2025	14,668	15,804,770
Forum Energy Technologies, Inc.	6.25%	10/1/2021	16,344	16,323,570
FTS International, Inc.	6.25%	5/1/2022	12,686	12,749,430
Noble Holding International Ltd.†	7.875%	2/1/2026	7,680	7,728,000
Pioneer Energy Services Corp.	6.125%	3/15/2022	7,907	7,185,486
Precision Drilling Corp. (Canada)(a)	5.25%	11/15/2024	20,251	19,390,332
Precision Drilling Corp. (Canada)(a)	7.75%	12/15/2023	4,385	4,648,100
Rowan Cos., Inc.	4.75%	1/15/2024	10,411	9,109,625
Rowan Cos., Inc.	7.375%	6/15/2025	6,690	6,639,825
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	7,551	8,159,799
Transocean Proteus Ltd.†	6.25%	12/1/2024	8,079	8,342,281
Transocean, Inc.†	7.50%	1/15/2026	21,978	22,197,780
Trinidad Drilling Ltd. (Canada)†(a)	6.625%	2/15/2025	7,040	6,837,600
Unit Corp.	6.625%	5/15/2021	6,737	6,720,158
Total				189,241,972

Oil Refining & Marketing 0.34%

Citgo Holding, Inc.†	10.75%	2/15/2020	15,084	16,253,010
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	7,094	6,886,628
Total				23,139,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 0.85%

BWAY Holding Co.†	7.25%	4/15/2025	$17,635	$18,252,225
Pactiv LLC	7.95%	12/15/2025	9,754	11,009,827
Plastipak Holdings, Inc.†	6.25%	10/15/2025	2,811	2,874,248
Sealed Air Corp.†	6.875%	7/15/2033	11,668	13,184,840
Silgan Holdings, Inc.	4.75%	3/15/2025	6,319	6,303,203
Trident Merger Sub, Inc.†	6.625%	11/1/2025	7,000	6,947,500
Total				58,571,843

Personal & Household Products 0.86%

Central Garden & Pet Co.	5.125%	2/1/2028	11,321	11,052,126
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	12,487	3,277,838
Gibson Brands, Inc.†	8.875%	8/1/2018	10,533	8,321,070
High Ridge Brands Co.†	8.875%	3/15/2025	9,249	8,324,100
Mattel, Inc.	5.45%	11/1/2041	7,524	6,696,360
Mattel, Inc.†	6.75%	12/31/2025	5,657	5,770,140
Natura Cosmeticos SA (Brazil)†(a)	5.375%	2/1/2023	8,590	8,686,637
Tempur Sealy International, Inc.	5.50%	6/15/2026	6,756	6,654,660
Total				58,782,931

Pharmaceuticals 0.67%

Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	23,082	21,985,605
Valeant Pharmaceuticals International, Inc.†	6.50%	3/15/2022	4,119	4,299,206
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024	10,085	10,664,888
Valeant Pharmaceuticals International, Inc.†	7.50%	7/15/2021	8,803	8,880,026
Total				45,829,725

Printing & Publishing 0.15%

Meredith Corp.†	6.875%	2/1/2026	9,692	10,019,105

Rail 0.27%

Rumo Luxembourg Sarl (Luxembourg)†(a)	5.875%	1/18/2025	4,002	3,969,484
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024	13,801	14,827,794
Total				18,797,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Development & Management 0.28%

Greystar Real Estate Partners LLC†	5.75%	12/1/2025		$8,435	$8,561,525
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024		10,943	10,486,994
Total					19,048,519

Recreation & Travel 0.99%

24 Hour Fitness Worldwide, Inc.†	8.00%	6/1/2022		7,771	7,771,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027		3,873	3,921,413
Inter Media & Communication SpA†(c)	4.875%	12/31/2022	EUR	6,037	7,401,967
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025		$15,848	16,996,980
Six Flags Entertainment Corp.†	4.875%	7/31/2024		12,820	12,821,154
Speedway Motorsports, Inc.	5.125%	2/1/2023		6,485	6,517,425
Viking Cruises Ltd.†	5.875%	9/15/2027		9,359	9,148,422
Viking Cruises Ltd.†	6.25%	5/15/2025		3,672	3,745,440
Total					68,323,801

Restaurants 1.28%

Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027		7,205	7,402,921
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	6.625%	9/27/2023		1,837	1,977,071
CEC Entertainment, Inc.	8.00%	2/15/2022		14,694	14,326,650
IRB Holding Corp.†	6.75%	2/15/2026		7,178	7,195,945
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		7,756	7,600,880
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024		19,685	19,931,063
Stonegate Pub Co. Financing plc†(c)	4.875%	3/15/2022	GBP	7,941	10,864,633
Wendy’s International LLC	7.00%	12/15/2025		$10,154	10,788,625
Yum! Brands, Inc.	5.35%	11/1/2043		8,462	7,742,730
Total					87,830,518

Software/Services 1.54%

First Data Corp.†	5.75%	1/15/2024		38,647	39,468,248
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.†	7.25%	8/1/2022		11,190	11,273,925
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025		4,308	4,480,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

Match Group, Inc.†	5.00%	12/15/2027	$8,907	$8,998,297
Rackspace Hosting, Inc.†	8.625%	11/15/2024	7,103	7,422,635
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	13,425	15,140,715
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	7,241	7,666,409
VeriSign, Inc.	5.25%	4/1/2025	11,288	11,654,860
Total				106,105,409

Specialty Retail 1.21%

Claire’s Stores, Inc.†	9.00%	3/15/2019	8,922	6,111,570
Conn’s, Inc.	7.25%	7/15/2022	16,927	16,842,365
FirstCash, Inc.†	5.375%	6/1/2024	7,154	7,413,333
Guitar Center, Inc.†	6.50%	4/15/2019	7,510	7,453,675
Hot Topic, Inc.†	9.25%	6/15/2021	12,682	12,618,590
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	7,397	7,397,000
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	6,441	6,545,666
Murphy Oil USA, Inc.	5.625%	5/1/2027	10,080	10,319,400
Rent-A-Center, Inc.	4.75%	5/1/2021	6,863	6,108,070
Wolverine World Wide, Inc.†	5.00%	9/1/2026	2,644	2,650,610
Total				83,460,279

Steel Producers/Products 0.63%

AK Steel Corp.	7.00%	3/15/2027	9,591	9,800,803
Allegheny Technologies, Inc.	5.95%	1/15/2021	1,430	1,463,963
Allegheny Technologies, Inc.	7.875%	8/15/2023	5,161	5,619,039
Commercial Metals Co.	5.375%	7/15/2027	1,027	1,036,628
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	5,326	5,943,017
Steel Dynamics, Inc.	4.125%	9/15/2025	5,697	5,540,333
Steel Dynamics, Inc.	5.00%	12/15/2026	7,875	8,052,187
Zekelman Industries, Inc.†	9.875%	6/15/2023	5,242	5,779,305
Total				43,235,275

Support: Services 4.52%

ADT Corp. (The)†	4.875%	7/15/2032	14,683	13,434,945
AECOM	5.125%	3/15/2027	10,590	10,282,360
AECOM	5.875%	10/15/2024	5,866	6,144,635
Ahern Rentals, Inc.†	7.375%	5/15/2023	12,567	12,252,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)

APX Group, Inc.	7.625%	9/1/2023	$16,968	$18,134,550
BakerCorp International, Inc.	8.25%	6/1/2019	9,942	9,693,450
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	12,521	13,585,285
Brand Industrial Services, Inc.†	8.50%	7/15/2025	14,476	15,018,850
Brink’s Co. (The)†	4.625%	10/15/2027	7,856	7,463,200
Carlson Travel, Inc.†	6.75%	12/15/2023	5,450	5,531,750
Carlson Travel, Inc.†	9.50%	12/15/2024	7,201	6,957,966
Cloud Crane LLC†	10.125%	8/1/2024	9,091	10,204,647
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	8,764	9,596,580
GEO Group, Inc. (The)	6.00%	4/15/2026	13,172	13,192,417
GW Honos Security Corp. (Canada)†(a)	8.75%	5/15/2025	9,811	10,583,616
H&E Equipment Services, Inc.†	5.625%	9/1/2025	8,345	8,553,625
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	8,944	7,960,160
Laureate Education, Inc.†	8.25%	5/1/2025	6,490	6,928,075
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	10,095	10,124,306
MasTec, Inc.	4.875%	3/15/2023	12,880	12,912,200
Mobile Mini, Inc.	5.875%	7/1/2024	8,651	9,018,668
Monitronics International, Inc.	9.125%	4/1/2020	8,966	7,845,250
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	7,524	8,210,565
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%	1/15/2025	6,334	6,421,409
United Rentals North America, Inc.	4.625%	10/15/2025	7,092	6,932,430
United Rentals North America, Inc.	4.875%	1/15/2028	13,330	13,030,075
United Rentals North America, Inc.	5.50%	5/15/2027	10,820	11,101,320
United Rentals North America, Inc.	5.875%	9/15/2026	3,158	3,329,322
Weight Watchers International, Inc.†	8.625%	12/1/2025	13,995	15,202,069
Williams Scotsman International, Inc.†	7.875%	12/15/2022	10,768	11,306,400
York Risk Services Holding Corp.†	8.50%	10/1/2022	9,944	9,471,660
Total				310,424,610

Technology Hardware & Equipment 1.09%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	11,325	11,862,938
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	26,451	28,342,818
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	20,095	21,707,248
Western Digital Corp.	4.75%	2/15/2026	12,953	13,074,434
Total				74,987,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Satellite 0.64%

Intelsat Connect Finance SA (Luxembourg)†(a)	12.50%	4/1/2022	$15,182	$12,278,443
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	10/15/2020	21,112	19,766,110
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.50%	4/1/2021	12,730	11,624,081
Total				43,668,634

Telecommunications: Wireless 1.00%

GTH Finance BV (Netherlands)†(a)	7.25%	4/26/2023	5,962	6,530,560
Sprint Corp.	7.125%	6/15/2024	5,862	5,785,061
Sprint Corp.	7.625%	2/15/2025	2,739	2,745,848
T-Mobile USA, Inc.	6.50%	1/15/2026	49,632	53,354,400
Total				68,415,869

Telecommunications: Wireline Integrated & Services 2.36%

Cogent Communications Group, Inc.†	5.375%	3/1/2022	12,907	13,503,949
Equinix, Inc.	5.875%	1/15/2026	24,072	25,275,600
Frontier Communications Corp.	6.25%	9/15/2021	11,572	9,943,357
Frontier Communications Corp.	9.25%	7/1/2021	9,134	8,492,702
Frontier Communications Corp.	11.00%	9/15/2025	28,531	22,503,826
GCI, Inc.	6.875%	4/15/2025	19,246	20,448,875
Telecom Italia Capital SA (Luxembourg)(a)	6.375%	11/15/2033	16,087	17,695,700
Telecom Italia Capital SA (Luxembourg)(a)	7.721%	6/4/2038	2,649	3,258,270
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023	18,387	17,237,812
West Corp.†	8.50%	10/15/2025	7,300	7,117,500
Wind Tre SpA (Italy)†(a)	5.00%	1/20/2026	11,317	9,828,362
WTT Investment Ltd. (Hong Kong)†(a)	5.50%	11/21/2022	6,949	6,928,946
Total				162,234,899

Transportation: Infrastructure/Services 1.25%

Autopistas del Sol SA (Costa Rica)†(a)	7.375%	12/30/2030	13,083	14,048,533
CEVA Group plc (United Kingdom)†(a)	7.00%	3/1/2021	10,750	10,642,500
Delhi International Airport Ltd. (India)†(a)	6.125%	10/31/2026	9,135	9,546,075
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(a)	6.25%	10/30/2019	7,254	7,308,405
Eletson Holdings, Inc. (Greece)†(a)	9.625%	1/15/2022	9,307	4,886,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services (continued)

Golar LNG Partners LP (United Kingdom)†(a)	8.089%(3 Mo. LIBOR + 6.25%)	#	5/18/2021	$7,000	$7,174,818
Great Lakes Dredge & Dock Corp.	8.00%		5/15/2022	6,767	7,054,597
JSL Europe SA (Luxembourg)†(a)	7.75%		7/26/2024	6,403	6,579,083
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(a)	8.125%		11/15/2021	8,115	6,674,588
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(a)	7.375%		1/15/2022	8,735	7,179,078
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(a)	7.25%		5/1/2022	4,902	4,776,386
Total					85,870,238

Trucking & Delivery 0.32%

Kenan Advantage Group, Inc. (The)†	7.875%		7/31/2023	6,925	7,184,688
XPO CNW, Inc.	6.70%		5/1/2034	13,989	14,898,285
Total					22,082,973
Total High Yield Corporate Bonds (cost $5,488,368,063)					5,542,717,360

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.40%

Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(l)	10/15/2034	14,954	14,638,246
Caesars Palace Las Vegas Trust 2017-VICI F†	4.354%	#(l)	10/15/2034	13,397	12,726,317
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51%	#(l)	7/15/2056	2,000	341,250
Total Non-Agency Commercial Mortgage-Backed Securities (cost $28,378,160)					27,705,813

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.03%

Energy: Exploration & Production

Templar Energy LLC (cost $1,866,653)	Zero Coupon			187	1,733,316
Total Long-Term Investments (cost $6,701,080,308)					6,774,137,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.88%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $10,270,000 of U.S. Treasury Note at 2.00% due 8/31/2021; $27,105,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 1/15/2022; $23,000,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $61,835,465; proceeds: $60,622,875 (cost $60,621,966)	$60,622	$60,621,966
Total Investments in Securities 99.43% (cost $6,761,702,274)		6,834,759,564
Liabilities in Excess of Cash, Foreign Cash and Other Assets(m) 0.57%		39,395,281
Net Assets 100.00%		$6,874,154,845

ARS	Argentine Peso
BRL	Brazilian real.
CAD	Canadian dollar.
DOP	Dominican peso
EUR	euro.
GBP	British pound.
HKD	Hong Kong dollar.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2018.
(e)	Interest rate to be determined.
(f)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(j)	Defaulted (non-income producing security).
(k)	Securities purchased on a when-issued basis (See Note 2(f)).
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:
Open Forward Foreign Currency Exchange Contracts at February 28, 2018:
Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Barclays Bank plc	4/19/2018	2,420,000	$3,394,154	$3,339,011	$55,143
British pound	Sell	Barclays Bank plc	4/19/2018	2,467,000	3,443,564	3,403,860	39,704
British pound	Sell	State Street Bank and Trust	4/19/2018	620,000	865,190	855,449	9,741
British pound	Sell	State Street Bank and Trust	4/19/2018	15,573,000	21,563,508	21,486,952	76,556
British pound	Sell	State Street Bank and Trust	4/19/2018	2,418,000	3,394,849	3,336,252	58,597
euro	Sell	J.P. Morgan	4/23/2018	5,893,000	7,248,734	7,217,913	30,821
euro	Sell	Deutsche Bank AG	5/16/2018	36,138,000	45,031,562	44,336,377	695,185
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$965,747

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Standard Chartered Bank	4/19/2018	1,527,000	$2,162,264	$2,106,888	$(55,376)
British pound	Buy	State Street Bank and Trust	4/19/2018	2,545,000	3,576,076	3,511,481	(64,595)
British pound	Buy	State Street Bank and Trust	4/19/2018	1,005,000	1,407,742	1,386,656	(21,086)
euro	Buy	State Street Bank and Trust	5/16/2018	1,088,000	1,361,379	1,334,827	(26,552)
euro	Buy	State Street Bank and Trust	5/16/2018	1,623,000	2,039,317	1,991,199	(48,118)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(215,727)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
Euro-Bobl	March 2018	33	Short	$(5,294,950)	$(5,275,671)	$10,396
U.S. 5-Year Treasury Note	June 2018	31	Long	3,531,633	3,531,820	187
Ultra Long U.S. Treasury Bond	June 2018	452	Long	69,524,050	70,455,500	931,450
Unrealized Appreciation on Open Futures Contracts						$942,033

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2018	1,111	Long	$236,106,798	$236,052,781	$(54,017)
U.S. 10-Year Treasury Note	June 2018	680	Long	81,778,072	81,631,875	(146,197)
U.S. Long Bond	June 2018	366	Short	(52,431,121)	(52,498,125)	(67,004)
Unrealized Depreciation on Open Futures Contracts						$(267,218)

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks
Energy: Exploration & Production	$6,602,795	$5,531,142	$—	$12,133,937
Food & Drug Retailers	6,416,680	—	197	6,416,877
Gaming	—	8,219,440	—	8,219,440
Investments & Miscellaneous Financial Services	6,986,196	—	48,811	7,035,007
Metals & Mining	—	7,142,068	—	7,142,068
Metals & Mining: Miscellaneous	4,275,161	—	—	4,275,161
Support: Services	6,977,279	4,034,741	—	11,012,020
Transportation: Infrastructure/Services	—	4,299,627	—	4,299,627
Remaining Industries	281,907,212	—	—	281,907,212
Convertible Bonds	—	69,842,916	—	69,842,916
Floating Rate Loans
Advertising	—	7,015,156	—	7,015,156
Aerospace/Defense	—	7,177,916	—	7,177,916
Air Transportation	—	11,421,876	—	11,421,876
Auto Parts & Equipment	—	23,671,172	—	23,671,172
Building Materials	—	29,143,280	—	29,143,280
Chemicals	—	7,098,569	7,823,594	14,922,163
Department Stores	—	18,619,102	—	18,619,102
Discount Stores	—	7,777,560	—	7,777,560
Diversified Capital Goods	—	50,255,489	13,557,926	63,813,415
Electric: Generation	—	45,849,021	5,131,856	50,980,877
Electric: Integrated	—	—	7,286,000	7,286,000
Electric: Utilities	—	26,176,280	3,326,087	29,502,367
Electronics	—	—	4,832,050	4,832,050
Energy: Exploration & Production	—	10,331,666	—	10,331,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Food & Drug Retailers	$—	$—	$417,480	$417,480
Food: Wholesale	—	7,517,172	—	7,517,172
Gaming	—	8,674,479	19,806,114	28,480,593
Health Services	—	25,819,007	—	25,819,007
Machinery	—	18,010,985	805,980	18,816,965
Media	—	10,892,904	—	10,892,904
Media: Diversified	—	17,648,203	—	17,648,203
Metals/Mining (Excluding Steel)	—	7,228,830	—	7,228,830
Packaging	—	62,957	—	62,957
Personal & Household Products	—	27,773,265	—	27,773,265
Pharmaceuticals	—	1,076,130	—	1,076,130
Real Estate Development & Management	—	7,035,777	—	7,035,777
Recreation & Travel	—	25,265,922	—	25,265,922
Software/Services	—	17,511,841	—	17,511,841
Specialty Retail	—	62,467,674	14,411,764	76,879,438
Support: Services	—	52,858,778	6,926,562	59,785,340
Technology Hardware & Equipment	—	6,949,867	—	6,949,867
Telecommunications: Satellite	—	10,101,541	—	10,101,541
Telecommunications: Wireline Integrated & Services	—	6,674,447	—	6,674,447
Transportation: Infrastructure/Services	—	13,220,228	1,084,246	14,304,474
Foreign Bonds	—	39,891,508	—	39,891,508
Foreign Government Obligations	—	93,068,583	—	93,068,583
High Yield Corporate Bonds
Automakers	—	60,012,000	850	60,012,850
Banking	—	296,129,030	1,000	296,130,030
Chemicals	—	155,907,970	311	155,908,281
Metals/Mining (Excluding Steel)	—	405,299,772	717	405,300,489
Remaining Industries	—	4,625,365,710	—	4,625,365,710
Non-Agency Commercial Mortgage-Backed Securities	—	27,705,813	—	27,705,813
Preferred Stock	—	1,733,316	—	1,733,316
Repurchase Agreement	—	60,621,966	—	60,621,966
Total	$313,165,323	$6,436,132,696	$85,461,545	$6,834,759,564
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$965,747	$—	$965,747
Liabilities	—	(215,727)	—	(215,727)
Futures Contracts
Assets	942,033	—	—	942,033
Liabilities	(267,218)	—	—	(267,218)
Total	$674,815	$750,020	$—	$1,424,835

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds
Balance as of December 1, 2017	$49,009	$71,349,513	$2,878
Accrued Discounts (Premiums)	—	60,117	—
Realized Gain (Loss)	—	12,757	—
Change in Unrealized Appreciation (Depreciation)	—	(41,319)	—
Purchases	—	51,529,566	—
Sales	—	(312,254)	—
Transfers into Level 3	—	13,057,366	—
Transfers out of Level 3	—	(50,246,087)	—
Balance as of February 28, 2018	$49,009	$85,409,659	$2,878
Change in unrealized appreciation/depreciation for period ended February 28, 2018 related to Level 3 investments held at February 28, 2018	$—	$(41,319)	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.15%

ASSET-BACKED SECURITIES 9.12%

Automobiles 3.56%

AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	$1,391	$1,391,151
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	576	574,678
AmeriCredit Automobile Receivables Trust 2016-4 D	2.74%	12/8/2022	3,470	3,425,516
AmeriCredit Automobile Receivables Trust 2017-4 C	2.60%	9/18/2023	5,177	5,094,387
AmeriCredit Automobile Receivables Trust 2017-4 D	3.08%	12/18/2023	4,295	4,241,329
Avis Budget Rental Car Funding AESOP LLC 2013-2A†	2.97%	2/20/2020	2,503	2,512,263
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%	7/20/2020	2,412	2,405,041
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	710	703,142
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	4,395	4,374,898
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,326,821
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	295	294,992
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,139,205
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	1,023	1,023,609
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	7,427	7,434,745
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	2,963	2,968,105
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	600	600,332
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,862	2,894,940
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	843	862,261
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	1,038	1,037,898
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	2,975	2,991,916
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	707	719,962
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	6,976	6,978,640
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	278	278,066
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	3,407	3,384,056
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	2,955	2,958,758
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	4,200	4,266,124
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	319	319,341
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	887	904,075
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	855	853,581
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	16	15,705
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,099	1,093,877
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,300	4,202,493
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	257	255,625
Total				77,527,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 1.11%

Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	$1,858	$1,832,342
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	4,502	4,421,041
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	1,844	1,799,204
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	4,424	4,283,542
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	8,373	8,237,069
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	3,684	3,626,095
Total					24,199,293

Other 4.45%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	1,561	1,556,020
Ammc CLO 19 Ltd. 2016-19A A†	3.222%(3 Mo. LIBOR + 1.50%)	#	10/15/2028	5,000	5,064,391
Apidos CLO XII 2013-12A AR†	Zero Coupon	#(a)	4/15/2031	700	700,037
Apidos CLO XVI 2013-16A CR†	4.739%(3 Mo. LIBOR + 3.00%)	#	1/19/2025	750	753,863
Apollo Credit Funding IV Ltd. 4A A1†	3.192%(3 Mo. LIBOR + 1.47%)	#	4/15/2027	5,750	5,796,834
Avery Point V CLO Ltd. 2014-5A AR†	2.711%(3 Mo. LIBOR + 0.98%)	#	7/17/2026	906	906,841
Avery Point V CLO Ltd. 2014-5A BR†	3.231%(3 Mo. LIBOR + 1.50%)	#	7/17/2026	1,505	1,507,879
Birchwood Park CLO Ltd. 2014-1A AR†	2.90%(3 Mo. LIBOR + 1.18%)	#	7/15/2026	3,500	3,509,710
Bowman Park CLO Ltd. 2014-1A AR†	3.10%(3 Mo. LIBOR + 1.18%)	#	11/23/2025	2,500	2,504,843
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.922%(3 Mo. LIBOR + 1.20%)	#	10/15/2026	6,000	6,014,830
Cedar Funding VII CLO Ltd. 2018-7A A1†(b)	Zero Coupon	#(a)	1/20/2031	3,562	3,570,905
Cent CLO Ltd. 2013-18A A†	2.865%(3 Mo. LIBOR + 1.12%)	#	7/23/2025	2,328	2,339,858
Cent CLO Ltd. 2013-19A A1A†	3.09%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	2,554	2,557,192
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,230	2,216,064
Conn’s Receivables Funding LLC 2017-B†	5.95%		11/15/2022	4,151	4,117,599
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	4,720	4,716,235
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	709	705,662
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	368	364,351
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	1,096	1,091,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Galaxy XXI CLO Ltd. 2015-21A AR†(b)	Zero Coupon	#(a)	4/20/2031	$1,262	$1,262,000	(c)
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	3.13%(3 Mo. LIBOR + 1.37%)	#	10/29/2026	5,000	5,056,505
Jamestown CLO VII Ltd. 2015-7A A2R†	3.045%(3 Mo. LIBOR + 1.30%)	#	7/25/2027	1,789	1,789,944
KKR CLO 20 Ltd-20 A†	2.846%(3 Mo. LIBOR + 1.130%)	#	10/16/2030	6,280	6,324,550
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.934%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	3,500	3,514,941
Mountain View CLO X Ltd. 2015-10A BR†	3.117%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	2,400	2,400,977
MP CLO VI Ltd. 2014-2A AR†	2.922%(3 Mo. LIBOR + 1.20%)	#	1/15/2027	800	800,861
Northwoods Capital XI Ltd. 2014-11A AR†	2.912%(3 Mo. LIBOR + 1.19%)	#	4/15/2025	1,500	1,501,491
Oaktree EIF II Series Ltd. 2014-A2 BR†	3.539%(3 Mo. LIBOR + 1.70%)	#	11/15/2025	3,500	3,512,459
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	899	909,055
Palmer Square Loan Funding Ltd. 2017-1A B†	3.422%(3 Mo. LIBOR + 1.70%)	#	10/15/2025	2,079	2,084,200
Palmer Square Loan Funding Ltd. 2018-1A A1†(b)	Zero Coupon	#(a)	4/15/2026	4,810	4,810,000
Palmer Square Loan Funding Ltd. 2018-1A A2†(b)	Zero Coupon	#(a)	4/15/2026	1,633	1,633,000
Palmer Square Loan Funding Ltd. 2018-1A B†(b)	Zero Coupon	#(a)	4/15/2026	1,237	1,235,454
Regatta IV Funding Ltd. 2014-1A DR†	5.045%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	2,300	2,327,117
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	1,697	1,675,275
Seneca Park CLO Ltd. 2014-1A AR†	2.851%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	1,500	1,503,236
Sound Point CLO II Ltd. 2013-1A A1R†	2.823%(3 Mo. LIBOR + 1.07%)	#	1/26/2031	1,430	1,432,326
Thacher Park CLO Ltd. 2014-1A AR†	2.905%(3 Mo. LIBOR + 1.16%)	#	10/20/2026	3,000	3,007,956
Total					96,775,980
Total Asset-Backed Securities (cost $198,922,522)					198,502,805

				Shares (000)
COMMON STOCKS 0.09%

Oil

Chaparral Energy, Inc.				13	312,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments			Shares (000)			Fair Value
Oil (continued)

Chaparral Energy, Inc. Class A*				63		$1,484,847
Dommo Energia SA ADR				—	(d)	8,798
Peabody Energy Corp.				—	(d)	11,351
Templar Energy LLC Class A Units				97		133,441
Total Common Stocks (cost $3,228,810)						1,950,682

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.03%

Automakers 0.00%

Dommo Energia SA(e)	1.00%	12/31/2099	BRL	18		6,867	(f)

Energy Equipment & Services 0.03%

SolarCity Corp.	2.75%	11/1/2018		$708		700,849
Total Convertible Bonds (cost $755,429)						707,716

CORPORATE BONDS 76.51%

Aerospace/Defense 0.47%

Embraer Netherlands Finance BV (Netherlands)(g)	5.05%	6/15/2025		3,622		3,774,124
Embraer Overseas Ltd.†	5.696%	9/16/2023		4,875		5,234,531
Lockheed Martin Corp.	7.75%	5/1/2026		900		1,113,748
Total						10,122,403

Air Transportation 1.26%

Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(g)	5.00%	6/15/2025		2,505		2,604,954
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022		7,279		7,559,503
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		8,269		8,516,482
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024		8,600		8,705,874
Total						27,386,813

Auto Parts: Original Equipment 0.39%

American Axle & Manufacturing, Inc.	6.25%	4/1/2025		2,480		2,568,350
American Axle & Manufacturing, Inc.	6.50%	4/1/2027		3,875		4,015,469
International Automotive Components Group SA (Luxembourg)†(g)	9.125%	6/1/2018		743		721,174
TI Group Automotive Systems LLC (United Kingdom)†(g)	8.75%	7/15/2023		1,042		1,109,730
Total						8,414,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Automotive 2.52%

Ford Motor Co.	7.45%		7/16/2031		$12,874	$15,711,786
General Motors Co.	6.75%		4/1/2046		14,530	17,221,639
Hyundai Capital America†	1.75%		9/27/2019		1,755	1,719,051
Hyundai Capital America†	2.00%		7/1/2019		2,847	2,808,739
Hyundai Capital America†	2.50%		3/18/2019		17,525	17,437,583
Total						54,898,798

Banks: Regional 11.74%

ABN AMRO Bank NV (Netherlands)†(g)	4.75%		7/28/2025		3,900	4,021,387
Akbank Turk AS (Turkey)†(g)	7.20%	#(a)	3/16/2027		1,885	1,958,336
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(g)	4.375%		4/11/2027		1,565	1,530,727
Banco Mercantil del Norte SA†	7.625%	#(a)	—	(h)	2,000	2,182,900
Banco Safra SA†	4.125%		2/8/2023		7,000	6,926,500
Banco Santander SA (Spain)(g)	3.125%		2/23/2023		3,200	3,121,025
Bank of America Corp.	2.60%		1/15/2019		281	281,115
Bank of America Corp.	3.824%	#(a)	1/20/2028		8,949	8,889,583
Bank of America Corp.	4.45%		3/3/2026		9,494	9,723,700
Bank of Ireland Group plc (Ireland)(g)	4.125%	#(a)	9/19/2027		3,500	3,409,266
Bank of Montreal (Canada)(g)	3.803%	#(a)	12/15/2032		3,570	3,409,743
Barclays Bank plc (United Kingdom)†(g)	10.179%		6/12/2021		2,920	3,481,296
BBVA Bancomer SA†	5.125%	#(a)	1/18/2033		4,300	4,189,920
BNP Paribas SA (France)†(b)(g)	4.375%	#(a)	3/1/2033		4,800	4,758,096
BNP Paribas SA (France)†(g)	6.75%	#(a)	—	(h)	4,406	4,714,420
CIT Group, Inc.	5.80%(3 Mo. LIBOR + 3.97%)	#	—	(h)	619	626,738
Citigroup, Inc.	3.668%	#(a)	7/24/2028		5,426	5,314,061
Citigroup, Inc.	3.887%	#(a)	1/10/2028		22,388	22,312,687
Citigroup, Inc.	4.60%		3/9/2026		2,161	2,235,331
Citigroup, Inc.	5.95%	#(a)	—	(h)	1,077	1,120,888
Commonwealth Bank of Australia (Australia)†(g)	4.316%		1/10/2048		1,600	1,542,292
Commonwealth Bank of Australia (Australia)†(g)	4.50%		12/9/2025		10,500	10,654,966
Discover Bank	3.45%		7/27/2026		5,548	5,265,210
Discover Bank	7.00%		4/15/2020		3,000	3,230,514
European Investment Bank (Luxembourg)(g)	1.25%		5/15/2018		2,613	2,609,238
First Republic Bank	4.625%		2/13/2047		1,622	1,666,091
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		7,767	9,855,977
HBOS plc (United Kingdom)†(g)	6.75%		5/21/2018		4,400	4,439,088
Huntington Bancshares, Inc.(b)	5.70% #		—	(h)	1,834	1,851,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Intesa Sanpaolo SpA (Italy)†(g)	3.875%		1/12/2028		$2,429	$2,315,238
Intesa Sanpaolo SpA (Italy)†(g)	5.71%		1/15/2026		5,000	5,113,153
Itau Unibanco Holding SA†	6.125%	#(a)	—	(h)	1,863	1,879,301
JPMorgan Chase & Co.	3.54%	#(a)	5/1/2028		3,179	3,100,746
JPMorgan Chase & Co.	4.25%		10/15/2020		14,459	14,958,296
Macquarie Bank Ltd. (Australia)†(g)	4.875%		6/10/2025		1,850	1,905,449
Macquarie Bank Ltd. (Australia)†(g)	6.625%		4/7/2021		4,261	4,650,022
Macquarie Bank Ltd. (United Kingdom)†(g)	6.125%	#(a)	—	(h)	1,150	1,173,000
Morgan Stanley	3.011%(3 Mo. LIBOR + 1.22%)	#	5/8/2024		4,110	4,225,019
Morgan Stanley	3.875%		1/27/2026		7,343	7,368,385
Morgan Stanley	7.30%		5/13/2019		3,891	4,095,828
Popular, Inc.	7.00%		7/1/2019		2,476	2,562,660
Provident Funding Associates LP/PFG Finance Corp.†	6.375%		6/15/2025		1,276	1,307,900
Royal Bank of Scotland Group plc (United Kingdom)(g)	3.875%		9/12/2023		10,750	10,706,439
Santander UK Group Holdings plc (United Kingdom)(g)	3.823%	#(a)	11/3/2028		3,815	3,659,334
Santander UK plc (United Kingdom)†(g)	5.00%		11/7/2023		900	938,437
Santander UK plc (United Kingdom)(g)	7.95%		10/26/2029		5,730	7,268,935
Sberbank of Russia Via SB Capital SA (Luxembourg)(g)	4.15%		3/6/2019		4,807	4,847,859
Toronto-Dominion Bank (The) (Canada)(g)	3.625%	#(a)	9/15/2031		1,274	1,227,672
Turkiye Vakiflar Bankasi TAO (Turkey)†(g)	5.75%		1/30/2023		4,907	4,829,224
UBS AG	7.625%		8/17/2022		8,078	9,208,920
UBS AG (Switzerland)(g)	5.125%		5/15/2024		6,800	7,035,586
Wells Fargo Capital X	5.95%		12/1/2086		8,224	9,050,512
Westpac Banking Corp. (Australia)(g)	4.322%	#(a)	11/23/2031		3,197	3,204,161
Woori Bank (South Korea)†(g)	4.75%		4/30/2024		3,500	3,593,005
Total						255,547,370

Beverages 0.23%

Becle SAB de CV (Mexico)†(g)	3.75%		5/13/2025		5,050	4,957,546

Biotechnology Research & Production 0.63%

Amgen, Inc.	6.40%		2/1/2039		7,515	9,549,962
Baxalta, Inc.	2.438%(3 Mo. LIBOR + 0.78%)	#	6/22/2018		2,925	2,929,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production (continued)

Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	$1,215	$1,228,669
Total					13,707,910

Building Materials 0.38%

Boral Finance Pty Ltd. (Australia)†(g)	3.00%		11/1/2022	1,939	1,900,668
CPG Merger Sub LLC†	8.00%		10/1/2021	1,101	1,139,535
Griffon Corp.	5.25%		3/1/2022	2,220	2,233,875
Martin Marietta Materials, Inc.	2.554%(3 Mo. LIBOR + 0.65%)	#	5/22/2020	1,950	1,960,044
Summit Materials LLC/Summit Materials Finance Corp.	6.125%		7/15/2023	909	940,815
Total					8,174,937

Business Services 0.53%

Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(g)	5.95%		12/15/2039	2,200	2,294,138
Adani Ports & Special Economic Zone Ltd. (India)†(g)	4.00%		7/30/2027	2,200	2,095,639
APX Group, Inc.	8.75%		12/1/2020	804	812,040
Chicago Parking Meters LLC†	5.489%		12/30/2020	3,147	3,147,957
United Rentals North America, Inc.	4.875%		1/15/2028	3,155	3,084,012
Total					11,433,786

Chemicals 2.14%

Blue Cube Spinco, Inc.	10.00%		10/15/2025	3,948	4,727,730
Braskem Netherlands Finance BV (Netherlands)†(g)	4.50%		1/10/2028	2,140	2,075,265
CF Industries, Inc.†	4.50%		12/1/2026	2,044	2,083,873
Chemours Co. (The)	5.375%		5/15/2027	1,216	1,222,080
CNAC HK Finbridge Co. Ltd. (Hong Kong)(g)	3.00%		7/19/2020	7,350	7,240,367
CNAC HK Finbridge Co. Ltd. (Hong Kong)(g)	3.50%		7/19/2022	3,000	2,915,787
Dow Chemical Co. (The)	9.40%		5/15/2039	1,143	1,858,963
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(g)	3.949%		4/24/2023	4,600	4,580,082
Tronox Finance LLC†	7.50%		3/15/2022	987	1,026,480
Westlake Chemical Corp.	4.875%		5/15/2023	7,753	7,958,842
Yara International ASA (Norway)†(g)	7.875%		6/11/2019	8,552	9,065,745
Yingde Gases Investment Ltd. (Hong Kong)†(g)	6.25%		1/19/2023	1,800	1,809,227
Total					46,564,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.22%

Eterna Capital Pte Ltd. PIK 6.00% (Singapore)(g)	6.00%	12/11/2022	$1,445	$1,548,558
Peabody Energy Corp.†	6.00%	3/31/2022	2,737	2,815,689
Peabody Energy Corp.†	6.375%	3/31/2025	506	529,403
Total				4,893,650

Computer Hardware 0.91%

Dell International LLC/EMC Corp.†	6.02%	6/15/2026	5,465	5,855,866
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	1,338	1,445,349
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	4,540	5,761,829
Leidos, Inc.	7.125%	7/1/2032	4,309	4,793,763
Western Digital Corp.	4.75%	2/15/2026	2,000	2,018,750
Total				19,875,557

Computer Software 0.43%

Activision Blizzard, Inc.†	6.125%	9/15/2023	1,271	1,331,644
First Data Corp.†	7.00%	12/1/2023	2,922	3,079,058
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	1,070	1,092,738
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	3,428	3,866,098
Total				9,369,538

Construction/Homebuilding 0.33%

Century Communities, Inc.	5.875%	7/15/2025	1,453	1,445,735
William Lyon Homes, Inc.	5.75%	4/15/2019	1,956	1,970,670
William Lyon Homes, Inc.	7.00%	8/15/2022	1,576	1,619,340
Williams Scotsman International, Inc.†	7.875%	12/15/2022	1,942	2,039,100
Total				7,074,845

Containers 0.17%

BWAY Holding Co.†	7.25%	4/15/2025	3,038	3,144,330
OI European Group BV (Netherlands)†(g)	4.00%	3/15/2023	538	521,860
Total				3,666,190

Diversified 0.19%

KOC Holding AS (Turkey)†(g)	5.25%	3/15/2023	4,000	4,127,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.78%

AbbVie, Inc.	4.70%		5/14/2045	$1,890	$1,957,614
Allergan Funding SCS (Luxembourg)(g)	4.85%		6/15/2044	3,062	3,094,659
Bayer Corp.†	6.65%		2/15/2028	2,915	3,531,945
Express Scripts Holding Co.	6.125%		11/15/2041	1,310	1,549,324
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%		10/1/2024	503	540,725
Teva Pharmaceutical Finance Co. BV (Curacao)(g)	3.65%		11/10/2021	323	309,564
Teva Pharmaceutical Finance Co. LLC	6.15%		2/1/2036	1,437	1,360,517
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(g)	1.70%		7/19/2019	4,855	4,738,868
Total					17,083,216

Electric: Power 6.33%

Appalachian Power Co.	7.00%		4/1/2038	2,230	3,059,508
Calpine Corp.	5.50%		2/1/2024	3,885	3,651,900
Cleco Power LLC	6.00%		12/1/2040	4,633	5,495,074
Cleveland Electric Illuminating Co. (The)†	3.50%		4/1/2028	2,361	2,281,198
Dominion Energy, Inc.	5.75%	#(a)	10/1/2054	2,978	3,179,015
Dominion Energy, Inc.	7.00%		6/15/2038	4,000	5,271,706
Duquesne Light Holdings, Inc.	6.25%		8/15/2035	2,650	3,109,235
Enel Finance International NV (Netherlands)†(g)	2.75%		4/6/2023	5,440	5,264,316
Exelon Generation Co. LLC	5.60%		6/15/2042	2,950	3,107,884
Exelon Generation Co. LLC	6.25%		10/1/2039	7,125	8,011,579
Infraestructura Energetica Nova SAB de CV (Mexico)†(g)	4.875%		1/14/2048	1,954	1,800,123
Israel Electric Corp. Ltd. (Israel)†(g)	4.25%		8/14/2028	4,800	4,734,048
ITC Holdings Corp.†	5.50%		1/15/2020	750	779,592
Minejesa Capital BV (Netherlands)†(g)	5.625%		8/10/2037	1,800	1,819,838
Mississippi Power Co.	4.25%		3/15/2042	3,605	3,395,340
NextEra Energy Operating Partners LP†	4.50%		9/15/2027	3,202	3,093,933
Oncor Electric Delivery Co. LLC	7.00%		9/1/2022	3,243	3,748,126
Oncor Electric Delivery Co. LLC	7.00%		5/1/2032	247	327,650
Oncor Electric Delivery Co. LLC	7.50%		9/1/2038	299	430,988
Origin Energy Finance Ltd. (Australia)†(g)	5.45%		10/14/2021	4,289	4,562,255
Pacific Gas & Electric Co.†	3.30%		12/1/2027	4,316	4,076,466
Pacific Gas & Electric Co.	6.05%		3/1/2034	6,546	7,649,303
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(g)	5.375%		5/1/2021	1,000	1,055,418
Progress Energy, Inc.	7.75%		3/1/2031	5,822	7,943,820
PSEG Power LLC	8.625%		4/15/2031	5,091	6,640,917
Puget Sound Energy, Inc.	4.536%(3 Mo. LIBOR + 2.53%)	#	6/1/2067	10,521	10,442,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

SCANA Corp.	4.125%	2/1/2022	$11,685	$11,672,307
SCANA Corp.	4.75%	5/15/2021	5,503	5,628,948
SCANA Corp.	6.25%	4/1/2020	1,427	1,499,231
Talen Energy Supply LLC	4.60%	12/15/2021	1,950	1,789,125
TECO Finance, Inc.	5.15%	3/15/2020	983	1,022,771
Terraform Global Operating LLC†	6.125%	3/1/2026	1,130	1,141,300
TransAlta Corp. (Canada)(g)	4.50%	11/15/2022	8,265	8,372,610
Virginia Electric & Power Co.	8.875%	11/15/2038	974	1,607,728
Total				137,665,344

Electrical Equipment 0.89%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.125%	1/15/2025	6,800	6,401,613
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	3,411	3,277,558
NXP BV/NXP Funding LLC (Netherlands)†(g)	3.75%	6/1/2018	3,000	3,011,250
NXP BV/NXP Funding LLC (Netherlands)†(g)	4.625%	6/1/2023	6,400	6,609,920
Total				19,300,341

Electrical: Household 0.13%

General Cable Corp.	5.75%	10/1/2022	2,652	2,738,190

Electronics 0.75%

Itron, Inc.†	5.00%	1/15/2026	2,428	2,421,930
Tech Data Corp.	3.70%	2/15/2022	13,967	13,883,859
Total				16,305,789

Engineering & Contracting Services 0.29%

Brand Industrial Services, Inc.†	8.50%	7/15/2025	2,087	2,165,262
China Railway Resources Huitung Ltd. (Hong Kong)(g)	3.85%	2/5/2023	4,200	4,237,414
Total				6,402,676

Entertainment 0.53%

EMI Music Publishing Group North America Holdings, Inc.†	7.625%	6/15/2024	1,183	1,292,428
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	2,045	2,119,131
Scientific Games International, Inc.	6.625%	5/15/2021	2,493	2,586,238
Scientific Games International, Inc.	10.00%	12/1/2022	2,396	2,607,447
Six Flags Entertainment Corp.†	4.875%	7/31/2024	2,920	2,920,263
Total				11,525,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental Services 0.05%

Waste Pro USA, Inc.†	5.50%	2/15/2026	$1,164	$1,172,730

Financial Services 2.32%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	541	530,615
Affiliated Managers Group, Inc.	4.25%	2/15/2024	605	623,814
Discover Financial Services	4.10%	2/9/2027	4,115	4,077,569
E*TRADE Financial Corp.	3.80%	8/24/2027	1,448	1,409,589
Fidelity National Financial, Inc.	5.50%	9/1/2022	1,174	1,267,195
GE Capital International Funding Co. Unlimited Co. (Ireland)(g)	4.418%	11/15/2035	3,702	3,641,772
International Lease Finance Corp.	5.875%	4/1/2019	5,630	5,814,578
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	1,237	1,267,931
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	1,924	1,975,708
Navient Corp.	5.875%	3/25/2021	2,405	2,486,169
Navient Corp.	6.625%	7/26/2021	7,170	7,510,575
Navient Corp.	6.75%	6/25/2025	1,950	2,006,647
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	3,243	3,325,302
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	5,679	5,480,207
OM Asset Management plc (United Kingdom)(g)	4.80%	7/27/2026	3,933	3,959,219
SURA Asset Management SA (Colombia)†(g)	4.375%	4/11/2027	2,285	2,256,437
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	2,670	2,805,102
Total				50,438,429

Food 1.01%

Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	6.625%	6/15/2024	1,950	1,806,187
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,594	1,667,723
JBS USA LUX SA/JBS USA Finance, Inc.†	7.25%	6/1/2021	3,319	3,377,082
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%	2/1/2020	4,577	4,589,358
Kraft Heinz Foods Co.	6.875%	1/26/2039	4,606	5,699,254
Kraft Heinz Foods Co.†	7.125%	8/1/2039	493	623,159
Sigma Alimentos SA de CV (Mexico)†(g)	4.125%	5/2/2026	3,230	3,165,400
Smithfield Foods, Inc.†	3.35%	2/1/2022	975	958,922
Total				21,887,085

Health Care Products 0.34%

Life Technologies Corp.	6.00%	3/1/2020	4,643	4,909,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products (continued)

Zimmer Biomet Holdings, Inc.	3.375%	11/30/2021	$1,950	$1,944,523
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	466	517,879
Total				7,371,539

Health Care Services 2.40%

Centene Corp.	5.625%	2/15/2021	1,425	1,462,406
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	1,851	1,693,665
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	3,754	3,934,144
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	6,313	6,813,462
HCA, Inc.	5.50%	6/15/2047	11,697	11,580,030
Kaiser Foundation Hospitals	4.15%	5/1/2047	1,429	1,465,429
Kindred Healthcare, Inc.	8.00%	1/15/2020	1,529	1,641,764
Kindred Healthcare, Inc.	8.75%	1/15/2023	1,155	1,241,625
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,786	3,533,338
NYU Hospitals Center	4.368%	7/1/2047	652	672,726
Rede D’or Finance Sarl (Luxembourg)†(g)	4.95%	1/17/2028	1,096	1,063,805
Universal Health Services, Inc.†	4.75%	8/1/2022	11,946	12,125,190
Universal Health Services, Inc.†	5.00%	6/1/2026	4,864	4,949,120
Total				52,176,704

Household Equipment/Products 0.04%

Newell Brands, Inc.	3.85%	4/1/2023	975	971,410

Insurance 2.57%

American International Group, Inc.	4.125%	2/15/2024	2,922	3,001,115
American International Group, Inc.	4.80%	7/10/2045	8,348	8,715,744
Aon Corp.	8.205%	1/1/2027	5,545	7,166,912
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,460	4,538,435
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	1,950	2,057,011
Lincoln National Corp.	6.30%	10/9/2037	514	636,953
Lincoln National Corp.	7.00%	6/15/2040	2,218	2,975,093
MGIC Investment Corp.	5.75%	8/15/2023	2,475	2,624,242
Protective Life Corp.	8.45%	10/15/2039	5,103	7,320,197
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	11,365	12,408,590
Unum Group	5.75%	8/15/2042	2,922	3,456,859
Willis North America, Inc.	7.00%	9/29/2019	989	1,050,007
Total				55,951,158

Leisure 0.67%

Carnival plc	7.875%	6/1/2027	5,500	7,009,721
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,088	1,041,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure (continued)

Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	$1,950	$2,098,020
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	1,795	2,238,465
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	1,950	2,091,375
Total				14,479,451

Lodging 0.04%

Studio City Co., Ltd. (Macau)†(g)	7.25%	11/30/2021	913	962,074

Machinery: Agricultural 0.02%

Bunge Ltd. Finance Corp.	8.50%	6/15/2019	485	518,844

Machinery: Industrial/Specialty 0.43%

CNH Industrial Capital LLC	4.375%	4/5/2022	9,059	9,282,214

Machinery: Oil Well Equipment & Services 0.08%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	1,687	1,830,395

Manufacturing 0.80%

Bombardier, Inc. (Canada)†(g)	5.75%	3/15/2022	972	974,430
Bombardier, Inc. (Canada)†(g)	6.125%	1/15/2023	4,076	4,106,570
Bombardier, Inc. (Canada)†(g)	8.75%	12/1/2021	2,770	3,050,462
Pentair Finance Sarl (Luxembourg)(g)	2.65%	12/1/2019	4,118	4,087,295
Trinity Industries, Inc.	4.55%	10/1/2024	5,300	5,285,353
Total				17,504,110

Media 3.61%

21st Century Fox America, Inc.	7.75%	12/1/2045	7,994	12,193,458
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,215	1,259,408
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	1,515	1,712,437
Comcast Corp.	3.969%	11/1/2047	7,992	7,483,851
Cox Communications, Inc.†	8.375%	3/1/2039	5,788	8,084,938
CSC Holdings LLC†	10.125%	1/15/2023	2,458	2,747,061
DISH DBS Corp.	6.75%	6/1/2021	314	323,420
Myriad International Holdings BV (Netherlands)†(g)	4.85%	7/6/2027	5,000	5,087,540
Myriad International Holdings BV (Netherlands)†(g)	6.00%	7/18/2020	8,333	8,792,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Media (continued)

NBCUniversal Enterprise, Inc.†	5.25%	—	(h)	$11,703	$12,083,348
Time Warner Cable LLC	6.55%	5/1/2037		2,560	2,919,952
Time Warner Cable LLC	7.30%	7/1/2038		9,716	11,684,458
Time Warner Entertainment Co. LP	8.375%	7/15/2033		3,215	4,277,647
Total					78,650,150

Metal Fabricating 0.09%

Valmont Industries, Inc.	5.25%	10/1/2054		1,946	1,945,976

Metals & Minerals: Miscellaneous 3.74%

Aleris International, Inc.†	9.50%	4/1/2021		2,878	3,032,692
Anglo American Capital plc (United Kingdom)†(g)	4.75%	4/10/2027		6,235	6,380,501
Ausdrill Finance Pty Ltd. (Australia)†(g)	6.875%	11/1/2019		2,000	2,032,000
Barrick International Barbados Corp. (Barbados)†(g)	6.35%	10/15/2036		2,799	3,406,626
Barrick North America Finance LLC	7.50%	9/15/2038		1,310	1,748,603
Eldorado Gold Corp. (Canada)†(g)	6.125%	12/15/2020		1,396	1,361,100
First Quantum Minerals Ltd. (Canada)†(g)	6.875%	3/1/2026		3,000	2,996,250
FMG Resources (August 2006) Pty Ltd. (Australia)†(g)	9.75%	3/1/2022		18,955	20,962,145
Glencore Finance Canada Ltd. (Canada)†(g)	4.95%	11/15/2021		1,950	2,048,548
Glencore Finance Canada Ltd. (Canada)†(g)	5.55%	10/25/2042		5,774	6,178,044
Glencore Funding LLC†	3.00%	10/27/2022		836	816,204
Glencore Funding LLC†	4.125%	5/30/2023		836	849,551
Goldcorp, Inc. (Canada)(g)	3.625%	6/9/2021		1,950	1,978,141
Goldcorp, Inc. (Canada)(g)	3.70%	3/15/2023		5,819	5,864,198
Goldcorp, Inc. (Canada)(g)	5.45%	6/9/2044		2,754	3,103,833
Hudbay Minerals, Inc. (Canada)†(g)	7.25%	1/15/2023		344	367,220
Hudbay Minerals, Inc. (Canada)†(g)	7.625%	1/15/2025		576	629,280
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		225	251,066
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(g)	4.10%	4/11/2023		4,300	4,283,376
New Gold, Inc. (Canada)†(g)	6.25%	11/15/2022		4,808	4,952,240
Newmont Mining Corp.	5.125%	10/1/2019		1,950	2,014,626
Southern Copper Corp. (Peru)(g)	5.25%	11/8/2042		3,885	4,157,814
Vedanta Resources plc (India)†(g)	6.125%	8/9/2024		2,000	2,016,318
Total					81,430,376

Natural Gas 0.81%

National Fuel Gas Co.	3.75%	3/1/2023		2,919	2,903,236
National Fuel Gas Co.	3.95%	9/15/2027		2,687	2,579,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)

National Fuel Gas Co.	4.90%	12/1/2021	$1,950	$2,027,036
Sempra Energy	4.00%	2/1/2048	4,357	4,085,318
Southern Star Central Corp.†	5.125%	7/15/2022	5,850	5,996,250
Total				17,591,467

Office Furniture & Business Equipment 0.01%

Xerox Corp.	3.625%	3/15/2023	232	226,863

Oil 6.83%

Afren plc (United Kingdom)†(g)(i)	6.625%	12/9/2020	976	3,250
Afren plc (United Kingdom)†(g)(i)	10.25%	4/8/2019	2,049	6,824
Antero Resources Corp.	5.125%	12/1/2022	232	235,190
Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,941	1,979,820
Bill Barrett Corp.	7.00%	10/15/2022	1,119	1,124,595
Canadian Natural Resources Ltd. (Canada)(g)	4.95%	6/1/2047	3,015	3,139,510
Canadian Natural Resources Ltd. (Canada)(g)	7.20%	1/15/2032	450	568,293
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	863	881,339
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	761	816,173
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(g)	4.50%	10/3/2023	4,800	4,977,413
Continental Resources, Inc.	5.00%	9/15/2022	5,397	5,491,447
Devon Energy Corp.	5.60%	7/15/2041	3,409	3,823,373
Encana Corp. (Canada)(g)	6.50%	5/15/2019	1,950	2,033,330
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	2,917	2,927,939
Eni SpA (Italy)†(g)	5.70%	10/1/2040	9,380	10,078,975
Eni USA, Inc.	7.30%	11/15/2027	3,245	3,953,771
Gazprom OAO via Gaz Capital SA (Luxembourg)†(g)	4.95%	2/6/2028	4,000	4,101,136
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	11,216	11,583,646
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	8,382	8,570,595
Kerr-McGee Corp.	7.875%	9/15/2031	6,505	8,567,017
Kosmos Energy Ltd.†	7.875%	8/1/2021	1,131	1,162,103
Matador Resources Co.	6.875%	4/15/2023	2,922	3,060,795
Motiva Enterprises LLC†	5.75%	1/15/2020	5,840	6,112,420
Newfield Exploration Co.	5.75%	1/30/2022	975	1,033,500
Noble Energy, Inc.	5.625%	5/1/2021	5,723	5,820,178
Noble Holding International Ltd.†	7.875%	2/1/2026	1,560	1,569,750
Oasis Petroleum, Inc.	6.875%	3/15/2022	2,975	3,054,953
OGX Austria GmbH (Brazil)†(g)(i)	8.50%	6/1/2018	1,800	36
Petrobras Global Finance BV (Netherlands)(g)	5.75%	2/1/2029	3,000	2,892,000
Petroleos Mexicanos (Mexico)(g)	5.50%	6/27/2044	2,365	2,123,770
Precision Drilling Corp. (Canada)(g)	5.25%	11/15/2024	2,621	2,509,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

PT Saka Energi Indonesia (Indonesia)†(g)	4.45%		5/5/2024	$4,300	$4,243,988
Raizen Fuels Finance SA (Luxembourg)†(g)	5.30%		1/20/2027	675	694,406
Range Resources Corp.	5.00%		8/15/2022	957	947,430
Range Resources Corp.	5.875%		7/1/2022	486	495,720
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(g)	6.75%		9/30/2019	5,000	5,282,931
Resolute Energy Corp.	8.50%		5/1/2020	2,874	2,877,592
RSP Permian, Inc.	6.625%		10/1/2022	2,831	2,958,395
Sanchez Energy Corp.	6.125%		1/15/2023	4,236	3,198,180
Seven Generations Energy Ltd. (Canada)†(g)	6.875%		6/30/2023	2,055	2,147,475
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%		6/1/2022	3,512	2,950,080
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(g)	4.00%		8/15/2026	4,975	4,834,257
Valero Energy Corp.	10.50%		3/15/2039	7,359	11,969,848
YPF SA (Argentina)†(g)	7.00%		12/15/2047	2,043	1,877,006
Total					148,680,056

Oil: Crude Producers 5.24%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	1,311	1,374,911
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027	1,769	1,795,535
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	2,630	2,641,258
Enable Midstream Partners LP	2.40%		5/15/2019	1,950	1,932,303
Enbridge Energy Partners LP	5.492%(3 Mo. LIBOR + 3.80%)	#	10/1/2077	4,055	4,065,138
Enbridge Energy Partners LP	9.875%		3/1/2019	1,950	2,084,383
Enbridge, Inc. (Canada)(g)	6.00%	#(a)	1/15/2077	4,462	4,528,930
Energy Transfer LP	6.625%		10/15/2036	1,225	1,384,714
Energy Transfer LP	7.50%		7/1/2038	6,948	8,449,379
Energy Transfer LP	8.25%		11/15/2029	3,202	4,019,409
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%		10/1/2022	275	287,594
Enterprise Products Operating LLC	5.481%(3 Mo. LIBOR + 3.71%)	#	8/1/2066	4,040	4,061,291
Enterprise Products Operating LLC	7.55%		4/15/2038	1,199	1,623,810
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	975	1,032,911
Gulf South Pipeline Co. LP	4.00%		6/15/2022	2,241	2,251,485
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	6,020	6,497,744
Kinder Morgan, Inc.†	5.625%		11/15/2023	972	1,053,144
Kinder Morgan, Inc.	7.75%		1/15/2032	13,189	16,843,927
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	6,700	6,909,375
MPLX LP	5.50%		2/15/2023	874	896,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Northwest Pipeline LLC	6.05%		6/15/2018	$1,950	$1,969,213
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	10,183	10,922,330
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	5,398	5,903,776
Spectra Energy Partners LP	2.195%(3 Mo. LIBOR + 0.70%)	#	6/5/2020	3,900	3,936,793
Sunoco Logistics Partners Operations LP	3.45%		1/15/2023	486	476,902
Texas Eastern Transmission LP†	4.125%		12/1/2020	1,950	2,002,948
Williams Cos., Inc. (The)	8.75%		3/15/2032	4,908	6,478,560
Williams Partners LP/ACMP Finance Corp.	4.875%		3/15/2024	8,243	8,620,318
Total					114,044,837

Oil: Integrated Domestic 1.08%

FTS International, Inc.	6.25%		5/1/2022	2,916	2,930,580
Halliburton Co.	6.70%		9/15/2038	2,560	3,347,755
Halliburton Co.	7.45%		9/15/2039	1,750	2,407,156
National Oilwell Varco, Inc.	3.95%		12/1/2042	8,252	7,175,241
SESI LLC	7.125%		12/15/2021	2,296	2,344,790
Trinidad Drilling Ltd. (Canada)†(g)	6.625%		2/15/2025	2,509	2,436,866
Weatherford International Ltd.	9.875%		3/1/2039	2,825	2,796,750
Total					23,439,138

Paper & Forest Products 0.18%

International Paper Co.	7.30%		11/15/2039	2,955	3,980,360

Real Estate Investment Trusts 3.92%

Alexandria Real Estate Equities, Inc.	3.45%		4/30/2025	6,683	6,462,806
Alexandria Real Estate Equities, Inc.	3.95%		1/15/2028	2,324	2,282,805
American Homes 4 Rent LP	4.25%		2/15/2028	5,564	5,487,726
Brixmor Operating Partnership LP	3.85%		2/1/2025	4,742	4,631,368
China Overseas Finance Cayman V Ltd.	5.35%		11/15/2042	1,700	1,844,520
EPR Properties	4.50%		4/1/2025	1,947	1,960,415
EPR Properties	5.25%		7/15/2023	9,021	9,528,345
Equinix, Inc.	5.75%		1/1/2025	2,674	2,807,700
Goodman US Finance Four LLC†	4.50%		10/15/2037	1,238	1,229,024
Goodman US Finance Three LLC†	3.70%		3/15/2028	1,066	1,024,285
Healthcare Realty Trust, Inc.	3.625%		1/15/2028	6,800	6,554,333
Healthcare Trust of America Holdings LP	2.95%		7/1/2022	1,619	1,589,787
Healthcare Trust of America Holdings LP	3.375%		7/15/2021	1,950	1,955,997
Hunt Cos, Inc.†	6.25%		2/15/2026	2,647	2,597,369
Kilroy Realty LP	6.625%		6/1/2020	6,650	7,138,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(g)	3.875%	3/20/2027	$3,429	$3,416,660
Physicians Realty LP	4.30%	3/15/2027	1,945	1,936,586
SL Green Operating Partnership LP	3.25%	10/15/2022	2,088	2,053,400
SL Green Realty Corp.	4.50%	12/1/2022	590	608,146
SL Green Realty Corp.	7.75%	3/15/2020	7,961	8,684,512
VEREIT Operating Partnership LP	3.00%	2/6/2019	3,299	3,308,182
VEREIT Operating Partnership LP	3.95%	8/15/2027	3,268	3,103,383
VEREIT Operating Partnership LP	4.875%	6/1/2026	5,114	5,219,252
Total				85,424,943

Retail 0.69%

Dollar Tree, Inc.	5.75%	3/1/2023	2,922	3,044,359
JC Penney Corp., Inc.†	5.875%	7/1/2023	2,914	2,808,367
PVH Corp.	7.75%	11/15/2023	5,967	7,130,565
Yum! Brands, Inc.	6.875%	11/15/2037	1,949	2,095,175
Total				15,078,466

Savings & Loan 0.27%

People’s United Financial, Inc.	3.65%	12/6/2022	5,850	5,915,769

Steel 1.05%

Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	2,557	2,491,477
Gerdau Trade, Inc.†	4.875%	10/24/2027	2,785	2,781,519
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	1,532	1,591,365
U.S. Steel Corp.†	8.375%	7/1/2021	1,686	1,808,235
Vale Overseas Ltd. (Brazil)(g)	6.25%	8/10/2026	2,747	3,104,659
Vale Overseas Ltd. (Brazil)(g)	6.875%	11/10/2039	9,155	11,100,438
Total				22,877,693

Technology 2.02%

Alibaba Group Holding Ltd. (China)(g)	4.20%	12/6/2047	2,000	1,917,838
Alibaba Group Holding Ltd. (China)(g)	4.40%	12/6/2057	3,400	3,243,453
Alibaba Group Holding Ltd. (China)(g)	4.50%	11/28/2034	5,000	5,224,578
Amazon.com, Inc.†	3.15%	8/22/2027	3,392	3,276,323
Amazon.com, Inc.†	4.25%	8/22/2057	1,808	1,811,945
Baidu, Inc. (China)(g)	3.625%	7/6/2027	4,500	4,299,633
Expedia, Inc.	3.80%	2/15/2028	2,911	2,714,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)

Expedia, Inc.	5.00%	2/15/2026	$3,920	$4,030,564
JD.com, Inc. (China)(g)	3.875%	4/29/2026	4,335	4,223,496
Tencent Holdings Ltd. (China)†(g)	3.595%	1/19/2028	11,645	11,323,436
TIBCO Software, Inc.†	11.375%	12/1/2021	1,737	1,896,900
Total				43,963,093

Telecommunications 3.16%

AT&T, Inc.	5.15%	2/14/2050	1,285	1,287,496
AT&T, Inc.	5.35%	9/1/2040	3,881	4,029,764
AT&T, Inc.	6.00%	8/15/2040	21,310	23,736,876
AT&T, Inc.	6.35%	3/15/2040	7,542	8,730,745
GCI, Inc.	6.875%	4/15/2025	1,450	1,540,625
Level 3 Parent LLC	5.75%	12/1/2022	3,001	3,038,512
U.S. Cellular Corp.	6.70%	12/15/2033	2,459	2,594,245
Verizon Communications, Inc.	4.862%	8/21/2046	23,857	23,744,675
Total				68,702,938

Textiles Products 0.07%

Springs Industries, Inc.	6.25%	6/1/2021	1,450	1,479,000

Toys 0.01%

Mattel, Inc.	2.35%	8/15/2021	325	298,122

Transportation: Miscellaneous 0.52%

Burlington Northern Santa Fe LLC	6.15%	5/1/2037	2,449	3,115,748
Burlington Northern Santa Fe LLC	6.20%	8/15/2036	245	310,152
Lima Metro Line 2 Finance Ltd.†	5.875%	7/5/2034	2,400	2,543,160
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(g)	7.25%	5/1/2022	973	948,067
Norfolk Southern Corp.	5.59%	5/17/2025	2,150	2,399,761
Rumo Luxembourg Sarl (Luxembourg)†(g)	7.375%	2/9/2024	1,000	1,074,400
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	993	1,024,031
Total				11,415,319

Utilities 0.20%

Aquarion Co.†	4.00%	8/15/2024	4,310	4,438,955
Total Corporate Bonds (cost $1,666,928,788)				1,665,366,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FLOATING RATE LOANS(j) 0.75%

Biotechnology Research & Production 0.06%

Alexion Pharmaceuticals, Inc. Global Term Loan	3.148%(1 Mo. LIBOR + 1.50%)		6/22/2020		$1,379	$1,380,724	(k)

Chemicals 0.21%

Mosaic Company (The) USD Term Loan	3.148%(1 Mo. LIBOR + 1.50%)		11/18/2021		4,588	4,576,447

Computer Hardware 0.04%

Everett SpinCo, Inc Tranche A2 Term Loan	—	(l)	12/16/2019		939	940,174	(k)

Drugs 0.22%

Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(g)	3.648%(12 Mo. LIBOR + 2.00%)		11/16/2020		4,681	4,664,974

Metal Fabricating 0.13%

Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.943%(3 Mo. LIBOR + 8.25%)		10/9/2020		808	779,720
Doncasters U.S. Finance LLC Term Loan B	5.193%(3 Mo. LIBOR + 3.50%)		4/9/2020		1,942	1,921,366
Total						2,701,086

Miscellaneous 0.09%

UTEX Industries Inc. 1st Lien Initial Term loan	5.648%(1 Mo. LIBOR + 4.00%)		5/21/2021		729	716,848
UTEX Industries, Inc. 2nd Lien Term Loan	8.898%(1 Mo. LIBOR + 7.25%)		5/20/2022		1,275	1,244,323
Total						1,961,171
Total Floating Rate Loans (cost $16,148,618)						16,224,576

FOREIGN BONDS(e) 0.27%

Brazil 0.04%

BRF SA†	7.75%		5/22/2018	BRL	2,500	768,041
Dommo Energia SA	1.00%		12/31/2099	BRL	23	8,688	(c)
Total						776,729

Mexico 0.07%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%		6/10/2028	MXN	31,250	1,596,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
United Kingdom 0.16%

Old Mutual plc	8.00%		6/3/2021	GBP	2,235		$3,538,212
Total Foreign Bonds (cost $7,586,766)							5,911,086

FOREIGN GOVERNMENT OBLIGATIONS 0.79%

Argentina 0.17%

Republic of Argentina(g)	4.625%		1/11/2023		$3,736		3,587,531

Bermuda 0.36%

Government of Bermuda†	3.717%		1/25/2027		8,090		7,928,200

India 0.26%

Export-Import Bank of India†(g)	3.875%		2/1/2028		5,800		5,635,425
Total Foreign Government Obligations (cost $17,658,513)							17,151,156

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.53%

Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	#(m)(n)	12/15/2020		—	(o)	239
Federal Home Loan Mortgage Corp. 1032 O IO	544.714%	(m)	12/15/2020		—	(o)	312
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(m)	2/15/2021		—	(o)	201
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(m)	2/15/2021		—	(o)	102
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(m)	4/15/2021		—	(o)	106
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(m)	4/15/2021		—	(o)	229
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(m)	4/15/2021		—	(o)	612
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(m)	5/15/2021		—	(o)	332
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021		2		1,813
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(m)	9/15/2021		—	(o)	269
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021		1		1,286
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(m)	11/15/2021		—	(o)	256
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(m)	2/15/2022		—	(o)	77
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(m)	4/15/2022		—	(o)	92
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022		24		22,921
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022		6		5,909
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022		1		885
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%		10/15/2020		—	(o)	23
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022		1		675
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	#(m)(n)	12/25/2021		—	(o)	241
Federal National Mortgage Assoc. 942 IO	9.50%	(m)	8/25/2021		1		138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2013-48 IO	0.613%	#(m)(n)	7/16/2054	$15,827	$661,760
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2058	5,121	4,936,724
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	2,063	2,008,366
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,719	1,665,196
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	2,400	2,322,236
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,040,928)					11,631,000

MUNICIPAL BONDS 0.61%

Miscellaneous

Illinois	5.10%		6/1/2033	1,935	1,827,491
Illinois	5.52%		4/1/2038	660	627,653
North Texas Tollway Auth	8.41%		2/1/2030	1,950	2,484,866
North Texas Tollway Auth	8.91%		2/1/2030	7,500	8,286,075
Total Municipal Bonds (cost $12,631,716)					13,226,085

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.50%

Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	5,744	5,809,816
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,513	3,561,321
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	2,103	2,141,069
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441%	#(n)	7/10/2050	1,776	1,667,625
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.301%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	4,240	4,248,078
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	2,000	1,788,160
DBWF Mortgage Trust 2015-LCM D†	3.421%	#(n)	6/10/2034	1,600	1,360,032
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(n)	12/15/2034	1,472	1,467,758
GS Mortgage Securities Trust 2013-GC12 XA IO	1.521%	#(m)(n)	6/10/2046	25,233	1,378,484
GS Mortgage Securities Trust 2013-GC12 XB IO	0.509%	#(m)(n)	6/10/2046	47,400	1,239,373
GS Mortgage Securities Trust 2015-GC32 C	4.412%	#(n)	7/10/2048	1,022	1,025,337
GS Mortgage Securities Trust 2015-GS1 XB IO	0.184%	#(m)(n)	11/10/2048	30,000	479,250
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#(m)(n)	8/5/2034	16,028	615,235
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#(m)(n)	8/5/2034	18,308	412,022
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.137%	#(m)(n)	4/15/2047	6,384	160,558
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.266%	#(m)(n)	4/15/2047	1,896	36,706
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.307%	#(n)	7/15/2048	1,674	1,627,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	$852	$718,852
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(n)	9/25/2042	428	408,149
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.291%	#(n)	7/15/2046	2,256	1,885,113
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.092%	#(m)(n)	5/15/2047	12,665	553,494
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.568%	#(m)(n)	5/15/2047	2,617	87,483
Total Non-Agency Commercial Mortgage-Backed Securities (cost $32,773,515)					32,671,295

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.18%

Electric: Power 0.14%

SCE Trust III	5.75%	#		120	3,168,204

Oil 0.04%

Templar Energy LLC	Zero Coupon			85	785,714
Total Preferred Stocks (cost $3,836,155)					3,953,918

	Interest Rate			Principal Amount (000)
U.S. TREASURY OBLIGATIONS 6.77%

U.S. Treasury Bond	2.75%		8/15/2047	$1,295	1,199,974
U.S. Treasury Bond	3.00%		5/15/2047	1,043	1,016,823
U.S. Treasury Bond	3.625%		2/15/2044	3,263	3,557,562
U.S. Treasury Inflation Indexed Note(p)	0.125%		4/15/2022	21,451	21,117,514
U.S. Treasury Note	1.875%		4/30/2022	24,571	23,875,622
U.S. Treasury Note	2.00%		11/30/2022	52,365	50,885,075
U.S. Treasury Note	2.375%		1/31/2023	5,745	5,673,188
U.S. Treasury Note	2.625%		2/28/2023	40,149	40,109,008
Total U.S. Treasury Obligations (cost $148,840,541)					147,434,766
Total Long-Term Investments (cost $2,121,352,301)					2,114,731,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 2.97%

COMMERCIAL PAPER 1.87%

Media 0.22%

Viacom, Inc.	2.336%	3/7/2018	$4,750	$4,748,179

Oil: Crude Producers 1.65%

Enable Midstream	2.438%	3/12/2018	4,000	3,997,067
Enbridge (US), Inc.	2.612%	4/12/2018	9,750	9,720,880
Enbridge (US), Inc.	2.612%	4/13/2018	4,750	4,735,476
Energy Transfer LP	2.438%	3/22/2018	7,750	7,739,150
Plains All American Pipeline LP	2.591%	3/19/2018	9,705	9,692,626
Total				35,885,199
Total Commercial Paper (cost $40,633,378)				40,633,378

CORPORATE BONDS 0.39%

Electric: Power 0.09%

E. ON International Finance BV (Netherlands)†(g)	5.80%	4/30/2018	975	980,487
TransAlta Corp. (Canada)(g)	6.90%	5/15/2018	900	907,561
Total				1,888,048

Insurance 0.03%

Genworth Holdings, Inc.	6.515%	5/22/2018	644	645,610

Oil: Crude Producers 0.27%

Columbia Pipeline Group, Inc.	2.45%	6/1/2018	1,950	1,949,948
Spectra Energy Capital LLC	6.20%	4/15/2018	3,900	3,916,460
Total				5,866,408
Total Corporate Bonds (cost $8,408,211)				8,400,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOAN(j) 0.09%

Electric: Power

Energy Future Intermediate Holding Co. LLC 2017 DIP Term Loan (cost $1,874,163)	4.473%(1 Wk. LIBOR + 3.00%)	6/30/2018	$1,875	$1,877,119

REPURCHASE AGREEMENT 0.62%

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $14,255,000 of U.S. Treasury Note at 1.75% due 5/31/2022; value: $13,816,816; proceeds: $13,543,252 (cost $13,543,049)			13,543	13,543,049
Total Short-Term Investments (cost $64,458,801)				64,453,612
Total Investments in Securities 100.12% (cost $2,185,811,102)				2,179,185,491
Liabilities in Excess of Other Assets(q) (0.12%)				(2,633,016)
Net Assets 100.00%				$2,176,552,475

BRL	Brazilian real.
GBP	British pound.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
PO	Principal Only.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2018.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

(d)	Amount represents less than 1,000 shares.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.
(g)	Foreign security traded in U.S. dollars.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted (non-income producing security).
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2018.
(k)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Interest rate to be determined.
(m)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Amount is less than $1,000.
(p)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(q)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Buy Protection at February 28, 2018(1):

Referenced Index*	Swap Counterparty	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.8	Morgan Stanley	.50%	10/17/2057	$8,877,000	$8,832,703	$416,403	$(460,700)	$(44,297)

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged backed securities. (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments paid are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $460,700.
(5)	Includes upfront payments paid.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Open Forward Foreign Currency Exchange Contracts at February 28, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	State Street Bank and Trust	3/12/2018	15,022,000	$4,599,228	$4,621,176	$21,948
Brazilian real	Buy	State Street Bank and Trust	4/12/2018	3,554,000	1,089,582	1,089,956	374
Chilean peso	Buy	State Street Bank and Trust	3/12/2018	2,207,000,000	3,404,813	3,709,041	304,228
Chinese yuan renminbi	Buy	Bank of America	3/12/2018	26,941,000	4,038,894	4,255,586	216,692
Chinese yuan renminbi	Buy	Barclays Bank plc	4/12/2018	13,123,000	2,007,680	2,068,715	61,035
Chinese yuan renminbi	Buy	Standard Chartered Bank	3/12/2018	5,709,000	873,149	901,791	28,642
Colombian peso	Buy	BNP Paribas S.A.	3/12/2018	10,331,020,000	3,425,988	3,604,408	178,420
Colombian peso	Buy	Citibank	3/12/2018	2,535,452,000	873,586	884,598	11,012
Czech koruna	Buy	Standard Chartered Bank	3/12/2018	38,340,000	1,787,795	1,841,698	53,903
Hungarian forint	Buy	Standard Chartered Bank	4/12/2018	286,740,000	1,115,531	1,117,543	2,012
Malaysian ringgit	Buy	Barclays Bank plc	4/12/2018	4,276,000	1,067,319	1,087,626	20,307
Mexican peso	Buy	Bank of America	3/12/2018	18,450,000	927,042	977,143	50,101
Mexican peso	Buy	Barclays Bank plc	3/12/2018	17,400,000	889,446	921,533	32,087
Mexican peso	Buy	State Street Bank and Trust	4/12/2018	39,062,000	1,997,530	2,058,471	60,941
Norwegian krone	Buy	Deutsche Bank AG	3/12/2018	23,693,000	2,936,710	3,001,049	64,339
Polish zloty	Buy	State Street Bank and Trust	4/12/2018	3,784,000	1,086,150	1,106,419	20,269
Romanian new leu	Buy	Goldman Sachs	3/12/2018	3,811,000	968,624	998,785	30,161
Russian ruble	Buy	Morgan Stanley	3/12/2018	289,153,000	4,826,722	5,126,357	299,635
South African rand	Buy	Bank of America	4/12/2018	26,380,000	2,091,331	2,223,359	132,028
South African rand	Buy	Deutsche Bank AG	3/12/2018	4,006,000	320,732	339,158	18,426
South African rand	Buy	Goldman Sachs	3/12/2018	20,343,000	1,468,728	1,722,290	253,562
South Korean won	Buy	J.P. Morgan	3/12/2018	799,191,000	735,172	736,819	1,647
Thai baht	Buy	Bank of America	4/12/2018	69,486,000	2,171,302	2,216,235	44,933
Turkish lira	Buy	Bank of America	3/12/2018	11,134,000	2,824,598	2,919,296	94,698
Turkish lira	Buy	Goldman Sachs	4/12/2018	7,188,000	1,851,575	1,867,758	16,183
Turkish lira	Buy	Morgan Stanley	3/12/2018	917,000	237,270	240,434	3,164
Argentine peso	Sell	BNP Paribas S.A.	3/12/2018	72,411,000	3,615,127	3,581,489	33,638
Argentine peso	Sell	Toronto Dominion Bank	3/12/2018	13,873,000	691,575	686,167	5,408
Brazilian real	Sell	BNP Paribas S.A.	3/12/2018	4,632,000	1,447,740	1,424,929	22,811
Brazilian real	Sell	Morgan Stanley	3/12/2018	4,951,000	1,566,326	1,523,062	43,264
Brazilian real	Sell	Morgan Stanley	3/12/2018	5,439,000	1,713,125	1,673,185	39,940
Brazilian real	Sell	Standard Chartered Bank	4/12/2018	5,169,000	1,618,241	1,585,251	32,990
Brazilian real	Sell	Standard Chartered Bank	4/12/2018	958,000	300,630	293,803	6,827
British pound	Sell	State Street Bank and Trust	4/19/2018	2,635,000	3,648,613	3,635,659	12,954
Chinese yuan renminbi	Sell	Standard Chartered Bank	3/12/2018	12,004,000	1,903,644	1,896,146	7,498
Chinese yuan renminbi	Sell	Standard Chartered Bank	4/12/2018	13,123,000	2,076,391	2,068,715	7,676
Colombian peso	Sell	Goldman Sachs	3/12/2018	4,227,929,000	1,478,700	1,475,090	3,610
Colombian peso	Sell	J.P. Morgan	3/12/2018	8,638,543,000	3,045,923	3,013,917	32,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Czech koruna	Sell	Bank of America	3/12/2018	38,340,000	$1,894,565	$1,841,698	$52,867
Hungarian forint	Sell	Citibank	4/12/2018	286,740,000	1,157,653	1,117,543	40,110
Indian rupee	Sell	BNP Paribas S.A.	3/12/2018	107,135,000	1,676,313	1,639,117	37,196
Indian rupee	Sell	Credit Suisse International	3/12/2018	98,862,000	1,542,867	1,512,544	30,323
Indian rupee	Sell	J.P. Morgan	3/12/2018	247,558,000	3,876,270	3,787,526	88,744
Indonesian rupiah	Sell	J.P. Morgan	3/12/2018	4,422,000,000	325,338	320,640	4,698
Indonesian rupiah	Sell	J.P. Morgan	3/12/2018	20,244,862,000	1,519,999	1,467,956	52,043
Indonesian rupiah	Sell	Morgan Stanley	3/12/2018	19,328,490,000	1,440,050	1,401,510	38,540
Indonesian rupiah	Sell	Standard Chartered Bank	3/12/2018	48,728,774,000	3,640,469	3,533,327	107,142
Israeli new shekel	Sell	Barclays Bank plc	4/12/2018	6,736,000	1,982,461	1,940,586	41,875
Israeli new shekel	Sell	Citibank	4/12/2018	2,866,000	846,773	825,671	21,102
Israeli new shekel	Sell	Citibank	4/12/2018	2,749,000	806,360	791,964	14,396
Malaysian ringgit	Sell	UBS AG	4/12/2018	4,276,000	1,092,861	1,087,626	5,235
Mexican peso	Sell	Goldman Sachs	3/12/2018	17,461,000	931,280	924,764	6,516
Mexican peso	Sell	Goldman Sachs	4/12/2018	25,909,000	1,368,805	1,365,341	3,464
Mexican peso	Sell	J.P. Morgan	4/12/2018	13,153,000	699,590	693,131	6,459
Mexican peso	Sell	State Street Bank and Trust	3/12/2018	18,389,000	983,099	973,912	9,187
Mexican peso	Sell	State Street Bank and Trust	5/14/2018	30,857,000	1,632,327	1,617,981	14,346
Norwegian krone	Sell	Citibank	3/12/2018	12,577,000	1,641,654	1,593,052	48,602
Norwegian krone	Sell	J.P. Morgan	3/12/2018	5,163,000	669,490	653,966	15,524
Norwegian krone	Sell	State Street Bank and Trust	3/12/2018	5,953,000	768,702	754,030	14,672
Peruvian Nuevo sol	Sell	Barclays Bank plc	3/12/2018	8,448,000	2,622,636	2,585,240	37,396
Philippine peso	Sell	J.P. Morgan	4/12/2018	27,318,000	533,721	521,734	11,987
Philippine peso	Sell	J.P. Morgan	4/12/2018	22,580,000	436,818	431,245	5,573
Philippine peso	Sell	J.P. Morgan	4/12/2018	55,998,000	1,086,833	1,069,481	17,352
Polish zloty	Sell	Bank of America	4/12/2018	3,784,000	1,135,522	1,106,419	29,103
Romanian new leu	Sell	Deutsche Bank AG	3/12/2018	3,811,000	1,020,532	998,785	21,747
Russian ruble	Sell	State Street Bank and Trust	3/12/2018	42,838,000	764,282	759,470	4,812
South Korean won	Sell	J.P. Morgan	3/12/2018	575,961,000	540,195	531,011	9,184
South Korean won	Sell	J.P. Morgan	3/12/2018	479,867,000	446,666	442,416	4,250
South Korean won	Sell	J.P. Morgan	3/12/2018	1,243,363,000	1,165,354	1,146,326	19,028
Thai baht	Sell	Bank of America	4/12/2018	37,967,000	1,213,612	1,210,946	2,666
Turkish lira	Sell	Citibank	4/12/2018	7,188,000	1,876,193	1,867,758	8,435
Turkish lira	Sell	Deutsche Bank AG	3/12/2018	6,166,000	1,623,889	1,616,704	7,185
Turkish lira	Sell	Goldman Sachs	3/12/2018	611,000	160,420	160,202	218
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,101,346

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	BNP Paribas S.A.	3/12/2018	6,252,000	$324,442	$309,228	$(15,214)
Argentine peso	Buy	UBS AG	3/12/2018	80,032,000	4,376,921	3,958,428	(418,493)
euro	Buy	Barclays Bank plc	3/12/2018	2,198,000	2,747,450	2,683,389	(64,061)
euro	Buy	Goldman Sachs	3/12/2018	877,000	1,089,576	1,070,670	(18,906)
euro	Buy	State Street Bank and Trust	3/12/2018	983,000	1,219,157	1,200,078	(19,079)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Indian rupee	Buy	Barclays Bank plc	3/12/2018	453,555,000	$6,966,944	$6,939,187	$(27,757)
Indonesian rupiah	Buy	Standard Chartered Bank	3/12/2018	25,560,293,000	1,899,476	1,853,379	(46,096)
Indonesian rupiah	Buy	Standard Chartered Bank	3/12/2018	67,163,833,000	4,925,696	4,870,054	(55,642)
Israeli new shekel	Buy	Bank of America	4/12/2018	426,000	123,368	122,727	(641)
Israeli new shekel	Buy	Citibank	4/12/2018	11,925,000	3,494,402	3,435,495	(58,907)
Peruvian Nuevo sol	Buy	Citibank	3/12/2018	307,000	94,534	93,948	(586)
Peruvian Nuevo sol	Buy	J.P. Morgan	3/12/2018	8,141,000	2,507,392	2,491,293	(16,099)
Philippine peso	Buy	Standard Chartered Bank	4/12/2018	105,896,000	2,092,103	2,022,460	(69,643)
South Korean won	Buy	Barclays Bank plc	3/12/2018	1,500,000,000	1,405,429	1,382,935	(22,494)
Swiss franc	Buy	Deutsche Bank AG	3/12/2018	1,019,000	1,098,214	1,079,865	(18,349)
Swiss franc	Buy	State Street Bank and Trust	3/12/2018	459,000	487,646	486,416	(1,230)
Swiss franc	Buy	State Street Bank and Trust	3/12/2018	422,000	452,328	447,206	(5,122)
Taiwan dollar	Buy	BNP Paribas S.A.	3/12/2018	7,296,000	251,847	248,850	(2,997)
Taiwan dollar	Buy	Morgan Stanley	3/12/2018	18,373,000	633,185	626,661	(6,524)
Taiwan dollar	Buy	Standard Chartered Bank	3/12/2018	7,479,000	256,218	255,092	(1,126)
Chilean peso	Sell	Barclays Bank plc	3/12/2018	1,489,086,000	2,475,209	2,502,529	(27,320)
Chilean peso	Sell	Goldman Sachs	3/12/2018	603,348,000	993,863	1,013,975	(20,112)
Chilean peso	Sell	State Street Bank and Trust	3/12/2018	114,566,000	191,134	192,537	(1,403)
Chinese yuan renminbi	Sell	Morgan Stanley	3/12/2018	9,956,000	1,567,079	1,572,645	(5,566)
Chinese yuan renminbi	Sell	Standard Chartered Bank	3/12/2018	10,690,000	1,680,474	1,688,587	(8,113)
euro	Sell	Citibank	3/12/2018	791,000	959,102	965,678	(6,576)
euro	Sell	J.P. Morgan	3/12/2018	3,267,000	3,875,806	3,988,458	(112,652)
Russian ruble	Sell	Goldman Sachs	3/12/2018	70,432,000	1,242,735	1,248,680	(5,945)
Russian ruble	Sell	Standard Chartered Bank	3/12/2018	175,883,000	3,110,810	3,118,208	(7,398)
South African rand	Sell	Bank of America	4/12/2018	26,380,000	2,203,715	2,223,359	(19,644)
South African rand	Sell	Citibank	3/12/2018	1,637,000	137,382	138,592	(1,210)
South African rand	Sell	Deutsche Bank AG	3/12/2018	11,698,000	976,600	990,382	(13,782)
South African rand	Sell	Deutsche Bank AG	3/12/2018	11,014,000	911,394	932,473	(21,079)
Swiss franc	Sell	J.P. Morgan	3/12/2018	1,900,000	1,958,379	2,013,487	(55,108)
Taiwan dollar	Sell	J.P. Morgan	3/12/2018	33,148,000	1,125,760	1,130,603	(4,843)
Thai baht	Sell	Goldman Sachs	4/12/2018	15,775,000	502,549	503,139	(590)
Thai baht	Sell	Goldman Sachs	4/12/2018	15,744,000	501,481	502,150	(669)
Turkish lira	Sell	State Street Bank and Trust	3/12/2018	5,274,000	1,376,249	1,382,824	(6,575)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,187,551)

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2018	1,765	Long	$201,075,278	$201,085,900	$10,622
U.S. 10-Year Treasury Note	June 2018	792	Short	(95,174,743)	(95,077,125)	97,618
U.S. 10-Year Ultra Treasury Bond	June 2018	100	Long	12,758,634	12,806,250	47,616
U.S. Long Bond	June 2018	385	Long	55,046,672	55,223,437	176,765
Unrealized Appreciation on Open Futures Contracts						$332,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2018	576	Long	$122,410,005	$122,382,000	$(28,005)
Ultra Long U.S. Treasury Bond	June 2018	20	Long	3,118,159	3,117,500	(659)
Unrealized Depreciation on Open Futures Contracts						$(28,664)

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Other	$—	$95,513,980	$1,262,000	$96,775,980
Remaining Industries	—	101,726,825	—	101,726,825
Common Stocks
Oil	1,493,645	457,037	—	1,950,682
Convertible Bonds
Automakers	—	—	6,867	6,867
Remaining Industries	—	700,849	—	700,849
Corporate Bonds	—	1,673,766,860	—	1,673,766,860
Floating Rate Loans
Biotechnology Research & Production	—	—	1,380,724	1,380,724
Chemicals	—	4,576,447	—	4,576,447
Computer Hardware	—	—	940,174	940,174
Drugs	—	4,664,974	—	4,664,974
Electric: Power	—	1,877,119	—	1,877,119
Metal Fabricating	—	2,701,086	—	2,701,086
Miscellaneous	—	1,961,171	—	1,961,171
Foreign Bonds
Brazil	—	768,041	8,688	776,729
Remaining Industries	—	5,134,357	—	5,134,357
Foreign Government Obligations	—	17,151,156	—	17,151,156
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	11,631,000	—	11,631,000
Municipal Bonds	—	13,226,085	—	13,226,085
Non-Agency Commercial Mortgage-Backed Securities	—	32,671,295	—	32,671,295
Preferred Stocks	3,168,204	785,714	—	3,953,918
U.S. Treasury Obligations	—	147,434,766	—	147,434,766
Commercial Paper	—	40,633,378	—	40,633,378
Repurchase Agreement	—	13,543,049	—	13,543,049
Total	$4,661,849	$2,170,925,189	$3,598,453	$2,179,185,491
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(44,297)	—	(44,297)
Forward Foreign Currency Exchange Contracts
Assets	$—	$3,101,346	$—	$3,101,346
Liabilities	—	(1,187,551)	—	(1,187,551)
Futures Contracts
Assets	332,621	—	—	332,621
Liabilities	(28,664)	—	—	(28,664)
Total	$303,957	$1,869,498	$—	$2,173,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2018

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Foreign Bonds	Foreign Government Obligations
Balance as of December 1, 2017	$3,592,718	$6,986	$14,922,196	$8,839	$1,051,541
Accrued Discounts (Premiums)	—	—	(33)	—	—
Realized Gain (Loss)	—	—	—	—	(96,398)
Change in Unrealized Appreciation (Depreciation)	(3,683)	(119)	1,743	(151)	(24,877)
Purchases	1,265,683	—	1,382,536	—	—
Sales	—	—	—	—	(930,266)
Transfers in to Level 3	—	—	—	—	—
Transfers out of Level 3	(3,592,718)	—	(13,985,544)	—	—
Balance as of February 28, 2018	$1,262,000	$6,867	$2,320,898	$8,688	$—
Change in unrealized appreciation/depreciation for period ended February 28, 2018 related to Level 3 investments held at February 28, 2018	$(3,683)	$(119)	$1,743	$(151)	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.20%

ASSET-BACKED SECURITIES 24.87%

Automobiles 8.84%

Ally Auto Receivables Trust 2014-2 B	2.10%	3/16/2020	$3,500	$3,499,398
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	117	116,343
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	183	185,558
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,117	1,116,840
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,855	1,854,478
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	1,499	1,503,428
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	718	704,642
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	206	205,512
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	499	497,699
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,456	1,450,377
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	1,186	1,182,134
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	649	639,530
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	1,904	1,882,447
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	816	802,999
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	1,128	1,124,594
Avis Budget Rental Car Funding AESOP LLC 2013-2A†	2.97%	2/20/2020	463	464,714
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%	7/20/2020	2,637	2,629,392
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	283	280,267
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	1,834	1,808,867
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	506	495,503
California Republic Auto Receivables Trust 2015-1 B	2.51%	2/16/2021	1,183	1,177,329
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	694	692,253
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	610	610,650
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	420,025
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	386	385,533
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	1,256	1,250,805
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	173	172,438
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	320	316,424
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	364	364,380
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	353	351,349
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	338	337,805
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	325	324,361
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	516	511,238
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	83	82,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	$1,248	$1,244,016
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	549	543,307
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	334	328,825
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	1,318	1,316,568
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	132	132,294
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	194	193,099
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	496	489,329
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	331	319,941
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	3,578	3,530,836
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	1,058	1,038,529
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	366,290
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	454	447,277
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	2,458	2,422,348
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	380	378,647
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	2,523	2,499,240
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%	2/18/2020	476	475,959
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	109	109,188
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	731	729,934
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	19	19,358
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	220	233,742
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	628	626,813
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	246	244,092
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	229	227,425
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	152	150,538
CPS Auto Receivables Trust 2017-D C†	3.01%	10/17/2022	232	230,251
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	153	153,489
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	511	512,576
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	714	717,513
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	912	932,837
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	740	739,878
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	448	449,387
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	927	950,894
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	477	477,173
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,283	1,290,295
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	475	483,708

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2017-2 B	2.25%		6/15/2021	$797	$795,484
Drive Auto Receivables Trust 2017-2 C	2.75%		9/15/2023	910	905,514
Drive Auto Receivables Trust 2017-2 D	3.49%		9/15/2023	3,913	3,894,204
Drive Auto Receivables Trust 2017-BA B†	2.20%		5/15/2020	945	946,046
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	1,196	1,197,611
Drive Auto Receivables Trust 2017-BA D†	3.72%		10/17/2022	790	800,241
Exeter Automobile Receivables Trust 2014-3A D†	5.69%		4/15/2021	250	256,990
Exeter Automobile Receivables Trust 2017-3A A†	2.05%		12/15/2021	1,003	997,898
Exeter Automobile Receivables Trust 2017-3A B†	2.81%		9/15/2022	1,015	1,005,742
Fifth Third Auto Trust 2017-1 A4	2.03%		7/15/2024	787	770,459
First Investors Auto Owner Trust 2015-1A C†	2.71%		6/15/2021	2,145	2,134,428
First Investors Auto Owner Trust 2016-2A A1†	1.53%		11/16/2020	252	251,322
First Investors Auto Owner Trust 2017-1A A1†	1.69%		4/15/2021	401	399,679
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	103	102,671
Flagship Credit Auto Trust 2016-2 A2†	3.05%		8/16/2021	1,320	1,323,858
Flagship Credit Auto Trust 2016-4 A2†	1.96%		2/16/2021	130	129,503
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	1,406	1,398,746
Ford Credit Auto Lease Trust 2016-A A3	1.71%		4/15/2019	312	311,961
Ford Credit Auto Owner Trust 2017-2 B†	2.60%		3/15/2029	235	226,288
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	337	336,340
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.488%(1 Mo. LIBOR + 0.90%)	#	3/15/2021	259	261,199
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	301	298,700
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%		3/15/2019	550	549,545
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	1,024	1,024,213
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	943	944,199
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%		10/15/2020	1,163	1,154,826
OSCAR US Funding Trust V 2016-2A A2A†	2.31%		11/15/2019	624	622,451
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	59	59,232
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	1,025	1,041,137
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	2,064	2,066,487
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	39	38,992
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	818	820,110
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	207	207,927
Santander Drive Auto Receivables Trust 2015-5 C	2.74%		12/15/2021	2,810	2,816,221
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	282	287,429
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	4,245	4,237,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	$6	$5,607
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	1,646	1,638,327
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	1,365	1,357,457
Santander Drive Auto Receivables Trust 2017-2 C	2.79%		8/15/2022	1,733	1,727,235
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	2,013	2,028,147
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	417	414,468
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	821	819,442
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	135	135,280
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%		9/15/2021	215	214,842
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	136	136,555
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%		8/15/2022	2,369	2,356,006
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%		11/15/2019	92	91,597
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%		2/15/2022	963	951,594
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	622	607,218
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%		9/15/2022	172	166,381
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	1,166	1,156,764
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%		3/16/2020	670	666,134
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	782	773,272
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	260	260,442
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	173	172,628
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	408	406,990
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	1,827	1,821,854
Westlake Automobile Receivables Trust 2017-2A B†	2.25%		12/15/2020	1,494	1,479,784
Total					108,450,821

Credit Cards 7.55%

American Express Credit Account Master Trust 2017-6 A	2.04%		5/15/2023	3,252	3,198,380
American Express Credit Account Master Trust 2017-7 A	2.35%		5/15/2025	2,509	2,450,996
BA Credit Card Trust 2016-A1 A	1.978%(1 Mo. LIBOR + 0.39%)	#	10/15/2021	1,045	1,048,873
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	5,238	5,135,522
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	2,325	2,292,892
Barclays Dryrock Issuance Trust 2017-1 A	1.918%(1 Mo. LIBOR + 0.33%)	#	3/15/2023	3,002	3,013,919
Barclays Dryrock Issuance Trust 2017-2 A	1.888%(1 Mo. LIBOR + 0.30%)	#	5/15/2023	4,767	4,777,364
Capital One Multi-Asset Execution Trust 2015-A3	1.988%(1 Mo. LIBOR + 0.40%)	#	3/15/2023	2,740	2,756,157
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	619	608,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	$4,977	$4,894,790
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	2,674	2,609,321
Chase Issuance Trust 2015-A5	1.36%		4/15/2020	493	492,559
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	2,943	2,899,515
Citibank Credit Card Issuance Trust 2017-A8	1.86%		8/8/2022	3,978	3,898,466
Discover Card Execution Note Trust 2016-A2	2.128%(1 Mo. LIBOR + 0.54%)	#	9/15/2021	744	747,655
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	3,566	3,505,883
First National Master Note Trust 2017-2 A	2.028%(1 Mo. LIBOR + 0.44%)	#	10/16/2023	2,550	2,556,454
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	3,212	3,194,764
Master Credit Card Trust II Series 2016-1A B†	1.93%		9/23/2019	247	246,925
Master Credit Card Trust II Series 2018-1A A†	2.051%(1 Mo. LIBOR + 0.49%)	#	7/22/2024	1,254	1,258,124
MBNA Credit Card Master Note Trust 2004-A3	1.848%(1 Mo. LIBOR + .26%)	#	8/16/2021	891	892,543
Synchrony Credit Card Master Note Trust 2012-2 A	2.22%		1/15/2022	1,195	1,193,117
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	550	546,624
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	5,076	5,029,837
Synchrony Credit Card Master Note Trust 2015-2 A	1.60%		4/15/2021	1,251	1,250,601
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	847	843,642
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	3,905	3,822,220
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	693	677,019
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	3,097	3,045,342
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	967	953,567
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	3,347	3,286,811
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	999	974,731
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	379	381,244
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	8,256	8,216,111
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	1,112	1,104,994
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	2,704	2,618,151
World Financial Network Credit Card Master Trust 2017-A	2.12%		3/15/2024	3,444	3,395,553
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	2,885	2,860,988
Total					92,679,742

Home Equity 0.01%

New Century Home Equity Loan Trust 2005-A A6	4.496%		8/25/2035	96	96,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 8.47%

Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	2.81%(3 Mo. LIBOR + 1.05%)	#	1/28/2031	$970	$969,663
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	2.81%(3 Mo. LIBOR + 1.05%)	#	1/28/2031	1,212	1,214,087
Ares XXXIII CLO Ltd. 2015-1A A1R†	2.845%(3 Mo. LIBOR + 1.35%)	#	12/5/2025	2,250	2,266,844
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	145	144,767
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	420	415,943
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	457	452,661
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	437	434,363
Avery Point V CLO Ltd. 2014-5A AR†	2.711%(3 Mo. LIBOR + 0.98%)	#	7/17/2026	529	529,491
Birchwood Park CLO Ltd. 2014-1A AR†	2.90%(3 Mo. LIBOR + 1.18%)	#	7/15/2026	1,500	1,504,161
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	2.624%(3 Mo. LIBOR + 0.89%)	#	1/18/2029	938	940,277
Carlyle Global Market Strategies CLO Ltd. 2014-1A AR†	3.031%(3 Mo. LIBOR + 1.30%)	#	4/17/2025	3,738	3,740,803
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	3.23%(3 Mo. LIBOR + 1.47%)	#	4/27/2027	2,000	2,023,744
Cavalry CLO IV Ltd. 2014-4A B1R†	3.072%(3 Mo. LIBOR + 1.35%)	#	10/15/2026	511	511,781
Cent CLO Ltd. 2013-17A A1†	3.067%(3 Mo. LIBOR + 1.30%)	#	1/30/2025	1,130	1,131,481
Cent CLO Ltd. 2013-18A A†	2.864%(3 Mo. LIBOR + 1.12%)	#	7/23/2025	931	935,943
CIFC Funding II Ltd. 2014-2A A1LR†	3.144%(3 Mo. LIBOR + 1.20%)	#	5/24/2026	1,250	1,253,698
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	859	853,632
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	753	750,007
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	128	126,123
Conn’s Receivables Funding LLC 2017-A†	2.73%		7/15/2019	101	100,603
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	100	99,824
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	100	99,617
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	445	444,633
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	345	343,085
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	1,100	1,094,424
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	135	134,042
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	868	867,559
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	985	980,660
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	862	851,901
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	125	124,522
Dryden 30 Senior Loan Fund 2013-30A AR†	2.659%(3 Mo. LIBOR + 0.82%)	#	11/15/2028	2,541	2,544,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Dryden 34 Senior Loan Fund 2014-34A A1R†	Zero Coupon	#(a)	10/15/2026	$1,114	$1,117,450
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.07%(3 Mo. LIBOR + 1.35%)	#	10/15/2027	1,000	1,001,808
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	467	462,245
Ford Credit Floorplan Master Owner Trust 2015-4 A1	1.77%		8/15/2020	1,213	1,210,654
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	2,028	1,997,444
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.138%(1 Mo. LIBOR + 1.55%)	#	3/15/2027	1,430	1,445,732
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	4.338%(1 Mo. LIBOR + 2.75%)	#	3/15/2027	200	200,374
Jackson Mill CLO Ltd. 2015-1A A†	3.262%(3 Mo. LIBOR + 1.54%)	#	4/15/2027	1,300	1,309,704
Jamestown CLO VII Ltd. 2015-7A A1R†	2.575%(3 Mo. LIBOR + 0.83%)	#	7/25/2027	1,175	1,175,359
Jamestown CLO VII Ltd. 2015-7A A2R†	3.045%(3 Mo. LIBOR + 1.30%)	#	7/25/2027	944	944,498
LCM XVIII LP-18A A1†	3.255%(3 Mo. LIBOR + 1.51%)	#	4/20/2027	3,000	3,003,920
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	411	408,677
Magnetite VII Ltd. 2012-7A A1R2†	2.62%(3 Mo. LIBOR + 0.80%)	#	1/15/2028	3,712	3,712,657
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	125	124,661
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.934%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	2,200	2,209,391
Mountain View CLO X Ltd. 2015-10A AR†	2.587%(3 Mo. LIBOR + .82%)	#	10/13/2027	1,724	1,724,448
MP CLO VI Ltd. 2014-2A AR†	2.922%(3 Mo. LIBOR + 1.20%)	#	1/15/2027	4,000	4,004,306
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	347	339,693
N-Star REL CDO VIII Ltd. 2006-8A B†	2.084%(1 Mo. LIBOR + .42%)	#	2/1/2041	1,600	1,576,428
Navient Student Loan Trust 2018-1A A1†	1.751%(1 Mo. LIBOR + 0.19%)	#	3/25/2067	389	388,930
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	2,071	2,059,223
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	369	364,129
Northwoods Capital XI Ltd. 2014-11A AR†	2.912%(3 Mo. LIBOR + 1.19%)	#	4/15/2025	1,900	1,901,889
Oaktree CLO Ltd.†	2.615%(3 Mo. LIBOR + 0.87%)	#	10/20/2027	769	771,080
OCP CLO Ltd. 2015-10A A2AR†	3.052%(3 Mo. LIBOR + 1.30%)	#	10/26/2027	645	644,585
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	3.183%(3 Mo. LIBOR + 1.35%)	#	11/14/2026	2,564	2,570,472
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	1,057	1,062,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	$552		$552,769
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	7,848		7,924,940
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	116		117,448
Palmer Square Loan Funding Ltd. 2018-1A A1†(b)	Zero Coupon	#(a)	4/15/2026	2,667		2,667,000
Parallel Ltd. 2015-1A AR†	2.595%(3 Mo. LIBOR + 0.85%)	#	7/20/2027	2,054		2,053,465
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	626		617,332
PFS Financing Corp. 2018-A A†	1.979%(1 Mo. LIBOR + 0.40%)	#	2/15/2022	593		593,479
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	2,372		2,371,896
Seneca Park CLO Ltd. 2014-1A AR†	2.851%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	750		751,618
SLM Private Education Loan Trust 2010-A 2A†	4.838%(1 Mo. LIBOR + 3.25%)	#	5/16/2044	397		408,243
SLM Student Loan Trust 2011-1 A1	2.141%(1 Mo. LIBOR + 0.52%)	#	3/25/2026	102		102,194
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	1,386		1,377,096
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	814		808,195
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	2,403		2,379,727
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	214		213,977
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	419		422,690
Thacher Park CLO Ltd. 2014-1A AR†	2.905%(3 Mo. LIBOR + 1.16%)	#	10/20/2026	3,500		3,509,282
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.244%(1 Mo. LIBOR + 0.65%)	#	1/20/2022	5,923		5,962,107
West CLO Ltd. 2014-2A A1AR†	2.592%(3 Mo. LIBOR + 0.87%)	#	1/16/2027	3,602		3,604,266
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	115		114,524
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	268		267,827
WhiteHorse VIII Ltd. 2014-1A BR†	2.827%(3 Mo. LIBOR + 1.45%)	#	5/1/2026	1,501		1,501,579
Total						103,938,126
Total Asset-Backed Securities (cost $306,692,636)						305,165,296

				Shares (000)
COMMON STOCKS 0.00%

Oil

Dommo Energia SA ADR				—	(c)	1,088
Templar Energy LLC Class A Units				10		14,178
Total Common Stocks (cost $108,400)						15,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 0.28%

Electric: Power 0.05%

NRG Yield, Inc.†	3.25%	6/1/2020		$585	$583,290

Energy Equipment & Services 0.02%

SolarCity Corp.	1.625%	11/1/2019		186	174,350

Oil 0.00%

Dommo Energia SA(d)(e)	1.00%	12/31/2099	BRL	2	835	(f)

Real Estate Investment Trusts 0.21%
VEREIT, Inc.	3.00%	8/1/2018		$1,737	1,734,829
VEREIT, Inc.	3.75%	12/15/2020		870	879,287
Total					2,614,116
Total Convertible Bonds (cost $3,385,399)					3,372,591

CORPORATE BONDS 37.60%

Aerospace/Defense 0.20%

Embraer Overseas Ltd.†	5.696%	9/16/2023		587	630,291
Embraer SA (Brazil)(h)	5.15%	6/15/2022		25	26,300
Harris Corp.	1.999%	4/27/2018		265	264,898
KLX, Inc.†	5.875%	12/1/2022		796	822,865
Orbital ATK, Inc.	5.50%	10/1/2023		672	707,280
Total					2,451,634

Air Transportation 0.18%

Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(h)	5.00%	6/15/2025		192	199,418
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022		215	222,848
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024		1,417	1,434,049
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021		59	62,029
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023		213	219,087
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022		28	30,019
Total					2,167,450

Apparel 0.26%

William Carter Co. (The)	5.25%	8/15/2021		3,140	3,212,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.28%

American Axle & Manufacturing, Inc.	6.625%		10/15/2022	$1,842	$1,906,470
International Automotive Components Group SA (Luxembourg)†(h)	9.125%		6/1/2018	272	264,010
Nexteer Automotive Group Ltd.†	5.875%		11/15/2021	1,000	1,047,500
TI Group Automotive Systems LLC (United Kingdom)†(h)	8.75%		7/15/2023	239	254,535
Total					3,472,515

Automotive 1.90%

Deck Chassis Acquisition, Inc.†	10.00%		6/15/2023	472	516,840
Ford Motor Credit Co. LLC	2.979%		8/3/2022	500	484,651
Ford Motor Credit Co. LLC	3.157%		8/4/2020	477	475,434
Ford Motor Credit Co. LLC	3.339%		3/28/2022	200	197,191
Ford Motor Credit Co. LLC	5.00%		5/15/2018	694	697,665
Ford Motor Credit Co. LLC	5.875%		8/2/2021	3,326	3,571,552
Ford Motor Credit Co. LLC	8.125%		1/15/2020	5,391	5,864,788
General Motors Financial Co., Inc.	2.40%		5/9/2019	444	442,170
General Motors Financial Co., Inc.	3.15%		6/30/2022	2,577	2,519,435
General Motors Financial Co., Inc.	3.20%		7/6/2021	905	898,909
General Motors Financial Co., Inc.	4.20%		3/1/2021	2,300	2,355,502
General Motors Financial Co., Inc.	4.375%		9/25/2021	1,583	1,629,783
Hyundai Capital America†	1.75%		9/27/2019	905	886,462
Hyundai Capital America†	2.00%		7/1/2019	107	105,562
Hyundai Capital America†	2.50%		3/18/2019	473	470,641
Hyundai Capital America†	3.25%		9/20/2022	636	625,087
Hyundai Capital Services, Inc. (South Korea)†(h)	3.00%		8/29/2022	1,567	1,523,766
Total					23,265,438

Banks: Regional 9.24%

ABN AMRO Bank NV (Netherlands)†(h)	1.80%		6/4/2018	1,729	1,726,649
ABN AMRO Bank NV (Netherlands)†(h)	1.80%		9/20/2019	800	788,793
ABN AMRO Bank NV (Netherlands)†(h)	2.10%		1/18/2019	839	836,244
ABN AMRO Bank NV (Netherlands)(h)	6.25%		4/27/2022	4,333	4,753,136
Associated Banc-Corp.	2.75%		11/15/2019	496	494,907
Banco de Credito del Peru (Panama)†(h)	2.25%		10/25/2019	200	197,650
Banco Santander SA (Spain)(h)	3.125%		2/23/2023	800	780,256
Bank of America Corp.	2.328%	#(i)	10/1/2021	1,205	1,185,078
Bank of America Corp.	2.369%	#(i)	7/21/2021	797	785,472
Bank of America Corp.	2.65%		4/1/2019	172	172,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of America Corp.†	3.004%	#(i)	12/20/2023	$3,456	$3,383,788
Bank of America Corp.	5.49%		3/15/2019	5,475	5,625,153
Bank of America Corp.	6.875%		4/25/2018	540	543,679
Bank of America Corp.	6.875%		11/15/2018	309	318,968
Bank of Montreal (Canada)†(h)	1.75%		6/15/2021	6,947	6,697,121
Barclays Bank plc (United Kingdom)†(h)	10.179%		6/12/2021	1,513	1,803,836
BNP Paribas SA (France)†(b)(h)	3.50%		3/1/2023	1,375	1,372,641
CIT Group, Inc.	3.875%		2/19/2019	48	48,360
Citigroup, Inc.	2.45%		1/10/2020	1,269	1,259,295
Citigroup, Inc.	2.705%(3 Mo. LIBOR + 0.96%)	#	4/25/2022	1,324	1,343,463
Citigroup, Inc.	2.876%	#(i)	7/24/2023	1,329	1,298,458
Citigroup, Inc.	2.90%		12/8/2021	693	684,787
Citigroup, Inc.	4.05%		7/30/2022	812	831,526
Citigroup, Inc.	8.50%		5/22/2019	391	418,052
Compass Bank	2.75%		9/29/2019	1,250	1,242,999
Credit Suisse AG	1.70%		4/27/2018	2,000	1,998,958
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(h)	3.125%		12/10/2020	1,692	1,688,077
Discover Bank	3.35%		2/6/2023	477	474,168
Discover Bank	7.00%		4/15/2020	1,279	1,377,276
Discover Bank	8.70%		11/18/2019	796	865,974
European Investment Bank (Luxembourg)(h)	1.25%		5/15/2018	1,557	1,554,758
Goldman Sachs Group, Inc. (The)	2.60%		12/27/2020	395	390,519
Goldman Sachs Group, Inc. (The)	2.862%(3 Mo. LIBOR + 1.11%)	#	4/26/2022	1,491	1,511,571
Goldman Sachs Group, Inc. (The)	2.876%	#(i)	10/31/2022	1,868	1,832,407
Goldman Sachs Group, Inc. (The)	2.908%	#(i)	6/5/2023	1,507	1,470,411
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	1,077	1,148,367
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	1,643	1,720,719
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	515	558,905
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	739	787,944
Goldman Sachs Group, Inc. (The)	7.50%		2/15/2019	348	363,651
HBOS plc (United Kingdom)†(h)	6.75%		5/21/2018	7,402	7,467,757
Huntington Bancshares, Inc.	7.00%		12/15/2020	225	248,024
Huntington National Bank (The)	2.046%(3 Mo. LIBOR + .51%)	#	3/10/2020	770	774,184
Industrial & Commercial Bank of China Ltd.	2.541%(3 Mo. LIBOR + 0.75%)	#	11/8/2020	623	623,166
ING Bank NV (Netherlands)†(h)	2.75%		3/22/2021	250	247,148
ING Bank NV (Netherlands)(h)	4.125%	#(i)	11/21/2023	1,463	1,474,714
Intesa Sanpaolo SpA (Italy)†(h)	3.375%		1/12/2023	509	499,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Intesa Sanpaolo SpA (Italy)(h)	3.875%		1/15/2019	$2,995	$3,024,526
Intesa Sanpaolo SpA (Italy)†(h)	6.50%		2/24/2021	1,898	2,061,788
Itau Unibanco Holding SA†	2.85%		5/26/2018	900	901,107
Lloyds Bank plc (United Kingdom)†(h)	6.50%		9/14/2020	1,049	1,126,864
Macquarie Group Ltd. (Australia)†(h)	6.00%		1/14/2020	619	651,103
Macquarie Group Ltd. (Australia)†(h)	7.625%		8/13/2019	324	345,282
Manufacturers & Traders Trust Co.	2.863%(1 Mo. LIBOR + 1.22%)	#	12/28/2020	346	346,187
Morgan Stanley	2.633%(3 Mo. LIBOR + 0.80%)	#	2/14/2020	1,337	1,343,395
Morgan Stanley	2.925%(3 Mo. LIBOR + 1.18%)	#	1/20/2022	1,300	1,323,563
Morgan Stanley	4.875%		11/1/2022	849	896,070
Morgan Stanley	5.50%		7/24/2020	300	317,315
Morgan Stanley	5.625%		9/23/2019	1,750	1,824,678
Morgan Stanley	6.625%		4/1/2018	863	866,083
Morgan Stanley	7.30%		5/13/2019	1,558	1,640,016
National Savings Bank (Sri Lanka)†(h)	8.875%		9/18/2018	200	205,150
NBK SPC Ltd. (United Arab Emirates)†(h)	2.75%		5/30/2022	960	928,852
Nordea Bank AB (Sweden)†(h)	4.875%		5/13/2021	1,568	1,636,032
Popular, Inc.	7.00%		7/1/2019	806	834,210
QNB Finansbank AS (Turkey)†(h)	6.25%		4/30/2019	558	572,553
Regions Bank	2.25%		9/14/2018	885	884,313
Regions Bank	7.50%		5/15/2018	500	505,236
Royal Bank of Scotland Group plc (United Kingdom)(h)	3.498%	#(i)	5/15/2023	1,522	1,501,002
Royal Bank of Scotland Group plc (United Kingdom)(h)	6.125%		12/15/2022	435	464,397
Santander UK Group Holdings plc (United Kingdom)(h)	2.875%		10/16/2020	315	312,668
Santander UK Group Holdings plc (United Kingdom)(h)	2.875%		8/5/2021	1,791	1,755,843
Santander UK Group Holdings plc (United Kingdom)(h)	3.125%		1/8/2021	1,238	1,232,934
Santander UK Group Holdings plc (United Kingdom)(h)	3.373%	#(i)	1/5/2024	1,011	994,400
Santander UK Group Holdings plc (United Kingdom)(h)	3.571%		1/10/2023	275	273,056
Santander UK plc (United Kingdom)(h)	2.00%		8/24/2018	208	207,706
Santander UK plc (United Kingdom)(h)	2.50%		3/14/2019	2,581	2,578,423
Santander UK plc (United Kingdom)(h)	3.05%		8/23/2018	327	328,044
Sberbank of Russia Via SB Capital SA (Luxembourg)(h)	4.15%		3/6/2019	2,539	2,560,582
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(h)	5.875%		6/24/2020	555	586,283
SVB Financial Group	5.375%		9/15/2020	70	74,189
Turkiye Halk Bankasi AS (Turkey)†(h)	3.875%		2/5/2020	418	402,027
Turkiye Halk Bankasi AS (Turkey)†(h)	4.75%		6/4/2019	1,619	1,609,084
Turkiye Vakiflar Bankasi TAO (Turkey)†(h)	3.75%		4/15/2018	300	300,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Turkiye Vakiflar Bankasi TAO (Turkey)†(h)	5.625%		5/30/2022	$821	$816,316
Turkiye Vakiflar Bankasi TAO (Turkey)†(h)	5.75%		1/30/2023	806	793,225
UBS AG	7.625%		8/17/2022	641	730,740
UBS AG (United Kingdom)†(h)	2.45%		12/1/2020	1,200	1,182,566
UBS Group Funding Switzerland AG (Switzerland)†(h)	2.65%		2/1/2022	688	670,521
UBS Group Funding Switzerland AG (Switzerland)†(h)	3.14%(3 Mo. LIBOR + 1.22%)	#	5/23/2023	1,085	1,108,158
UBS Group Funding Switzerland AG (Switzerland)†(h)	3.491%		5/23/2023	630	631,028
Wells Fargo & Co.	2.55%		12/7/2020	120	118,588
Wells Fargo & Co.	3.069%		1/24/2023	1,894	1,868,321
Wilmington Trust Corp.	8.50%		4/2/2018	350	351,768
Total					113,356,754

Biotechnology Research & Production 0.01%

Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	175	176,969

Building Materials 0.43%

Atrium Windows & Doors, Inc.†	7.75%		5/1/2019	281	284,512
Boral Finance Pty Ltd. (Australia)†(h)	3.00%		11/1/2022	374	366,606
CPG Merger Sub LLC†	8.00%		10/1/2021	912	943,920
Griffon Corp.	5.25%		3/1/2022	1,211	1,218,569
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(h)	6.00%		12/30/2019	643	676,923
Martin Marietta Materials, Inc.	2.554%(3 Mo. LIBOR + 0.65%)	#	5/22/2020	230	231,185
Martin Marietta Materials, Inc.	6.60%		4/15/2018	426	428,294
Ply Gem Industries, Inc.	6.50%		2/1/2022	563	586,409
Summit Materials LLC/Summit Materials Finance Corp.	6.125%		7/15/2023	466	482,310
Summit Materials LLC/Summit Materials Finance Corp.	8.50%		4/15/2022	30	32,939
Total					5,251,667

Business Services 0.27%

APX Group, Inc.	8.75%		12/1/2020	2,278	2,300,780
Chicago Parking Meters LLC†	5.489%		12/30/2020	334	334,102
HPHT Finance 15 Ltd.†	2.25%		3/17/2018	250	249,937
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%		5/15/2023	399	435,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)

Verisk Analytics, Inc.	4.875%		1/15/2019	$41	$41,784
Total					3,362,012

Chemicals 0.68%

Blue Cube Spinco, Inc.	9.75%		10/15/2023	1,042	1,213,930
Braskem Netherlands Finance BV (Netherlands)†(h)	3.50%		1/10/2023	375	363,750
Celanese US Holdings LLC	5.875%		6/15/2021	700	753,658
CNAC HK Finbridge Co. Ltd. (Hong Kong)(h)	3.00%		7/19/2020	200	197,017
CNAC HK Finbridge Co. Ltd. (Hong Kong)(h)	3.50%		7/19/2022	600	583,157
Equate Petrochemical BV (Netherlands)†(h)	3.00%		3/3/2022	200	194,142
GCP Applied Technologies, Inc.†	9.50%		2/1/2023	264	290,070
Tronox Finance LLC†	7.50%		3/15/2022	353	367,120
Westlake Chemical Corp.	4.875%		5/15/2023	2,832	2,907,190
Yara International ASA (Norway)†(h)	7.875%		6/11/2019	1,373	1,455,480
Total					8,325,514

Coal 0.06%

Eterna Capital Pte Ltd. PIK 6.00% (Singapore)(h)	6.00%		12/11/2022	499	534,762
Peabody Energy Corp.†	6.00%		3/31/2022	202	207,807
Total					742,569

Computer Hardware 0.51%

Dell International LLC/EMC Corp.†	3.48%		6/1/2019	776	780,719
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	1,222	1,291,462
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	2,358	2,408,261
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	774	793,350
Hewlett Packard Enterprise Co.	3.626%(3 Mo. LIBOR + 1.93%)	#	10/5/2018	650	656,632
HT Global IT Solutions Holdings Ltd. (Mauritius)†(h)	7.00%		7/14/2021	300	314,639
Total					6,245,063

Computer Software 0.70%

Activision Blizzard, Inc.†	6.125%		9/15/2023	4,681	4,904,349
Dun & Bradstreet Corp. (The)	4.25%		6/15/2020	63	63,977
First Data Corp.†	7.00%		12/1/2023	1,631	1,718,666
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%		5/1/2021	825	842,531
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	998	1,125,545
Total					8,655,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.25%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	$202	$205,535
Brookfield Residential Properties, Inc. (Canada)†(h)	6.50%	12/15/2020	1,872	1,910,750
Century Communities, Inc.	6.875%	5/15/2022	400	416,544
D.R. Horton, Inc.	3.75%	3/1/2019	40	40,321
M/I Homes, Inc.	6.75%	1/15/2021	251	259,785
William Lyon Homes, Inc.	5.75%	4/15/2019	54	54,405
William Lyon Homes, Inc.	7.00%	8/15/2022	173	177,758
Total				3,065,098

Containers 0.09%

OI European Group BV (Netherlands)†(h)	4.00%	3/15/2023	280	271,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	832	844,950
Total				1,116,550

Drugs 0.46%

Bayer US Finance LLC†	2.375%	10/8/2019	200	198,389
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	317	340,775
Mylan, Inc.	2.55%	3/28/2019	2,563	2,555,135
Teva Pharmaceutical Finance Co. BV (Curacao)(h)	3.65%	11/10/2021	179	171,554
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(h)	1.40%	7/20/2018	797	795,079
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(h)	1.70%	7/19/2019	663	647,141
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(h)	2.20%	7/21/2021	955	885,708
Total				5,593,781

Electric: Power 1.82%

AES Corp. (The)	4.875%	5/15/2023	637	645,759
Dominion Energy, Inc.	2.962%	7/1/2019	519	519,840
Dominion Energy, Inc.	4.104%	4/1/2021	1,478	1,517,175
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	294	320,214
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	456	491,695
Dynegy, Inc.	6.75%	11/1/2019	487	498,688
Enel Finance International NV (Netherlands)†(h)	2.75%	4/6/2023	1,010	977,382
Enel Finance International NV (Netherlands)†(h)	2.875%	5/25/2022	2,050	2,012,672
Exelon Generation Co. LLC	3.40%	3/15/2022	151	151,415
Exelon Generation Co. LLC	4.25%	6/15/2022	35	36,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Jersey Central Power & Light Co.	7.35%	2/1/2019	$420	$436,645
Metropolitan Edison Co.	7.70%	1/15/2019	300	313,487
Ohio Power Co.	6.05%	5/1/2018	300	301,767
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	127	133,005
Origin Energy Finance Ltd. (Australia)†(h)	3.50%	10/9/2018	2,700	2,709,096
Origin Energy Finance Ltd. (Australia)†(h)	5.45%	10/14/2021	2,077	2,209,327
Pennsylvania Electric Co.	5.20%	4/1/2020	319	333,026
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(h)	5.375%	5/1/2021	203	214,250
PSEG Power LLC	5.125%	4/15/2020	45	47,030
Public Service Co. of New Mexico	7.95%	5/15/2018	1,885	1,906,746
Puget Energy, Inc.	6.00%	9/1/2021	759	827,005
San Diego Gas & Electric Co.	1.914%	2/1/2022	310	301,945
SCANA Corp.	4.125%	2/1/2022	1,093	1,091,813
SCANA Corp.	4.75%	5/15/2021	1,724	1,763,457
SCANA Corp.	6.25%	4/1/2020	786	825,785
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	1,420	1,397,985
TECO Finance, Inc.	5.15%	3/15/2020	335	348,554
Total				22,331,940

Electrical Equipment 0.66%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375%	1/15/2020	1,567	1,548,572
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	1,435	1,360,597
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%	1/15/2022	909	890,333
NXP BV/NXP Funding LLC (Netherlands)†(h)	4.125%	6/1/2021	1,258	1,283,412
NXP BV/NXP Funding LLC (Netherlands)†(h)	5.75%	3/15/2023	2,915	3,007,988
Total				8,090,902

Electrical: Household 0.12%

General Cable Corp.	5.75%	10/1/2022	1,408	1,453,760

Electronics 0.11%

PerkinElmer, Inc.	5.00%	11/15/2021	200	212,317
Tech Data Corp.	3.70%	2/15/2022	1,144	1,137,190
Total				1,349,507

Entertainment 0.34%

Eldorado Resorts, Inc.	7.00%	8/1/2023	500	530,625
Scientific Games International, Inc.	6.25%	9/1/2020	674	680,740
Scientific Games International, Inc.	6.625%	5/15/2021	399	413,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment (continued)

Scientific Games International, Inc.	10.00%	12/1/2022	$1,832	$1,993,674
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	267	271,005
WMG Acquisition Corp.†	5.625%	4/15/2022	43	44,129
WMG Acquisition Corp.†	6.75%	4/15/2022	208	216,450
Total				4,150,545

Financial Services 2.21%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(h)	3.75%	5/15/2019	176	177,636
Discover Financial Services	5.20%	4/27/2022	1,557	1,645,740
E*TRADE Financial Corp.	2.95%	8/24/2022	394	384,315
International Lease Finance Corp.	5.875%	4/1/2019	1,672	1,726,816
International Lease Finance Corp.	6.25%	5/15/2019	1,149	1,192,216
International Lease Finance Corp.†	7.125%	9/1/2018	1,737	1,774,175
International Lease Finance Corp.	8.25%	12/15/2020	2,944	3,320,809
International Lease Finance Corp.	8.625%	1/15/2022	2,214	2,616,717
Jefferies Group LLC	8.50%	7/15/2019	3,430	3,679,552
Lazard Group LLC	4.25%	11/14/2020	764	788,680
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	198	202,951
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	1,699	1,744,661
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	738	755,712
Navient Corp.	5.00%	10/26/2020	1,338	1,349,708
Navient Corp.	5.50%	1/15/2019	1,322	1,344,738
Navient Corp.	5.875%	3/25/2021	228	235,695
Navient Corp.	6.625%	7/26/2021	356	372,910
Navient Corp.	8.00%	3/25/2020	744	798,870
OneMain Financial Holdings LLC†	7.25%	12/15/2021	2,700	2,806,650
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	157	164,944
Total				27,083,495

Food 0.51%

JBS USA LUX SA/JBS USA Finance, Inc.†	7.25%	6/1/2021	2,521	2,565,118
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%	2/1/2020	2,372	2,378,404
Smithfield Foods, Inc.†	2.70%	1/31/2020	386	382,112
Smithfield Foods, Inc.†	3.35%	2/1/2022	226	222,273
Want Want China Finance Ltd. (China)†(h)	1.875%	5/14/2018	700	698,501
Total				6,246,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.27%

Becton Dickinson & Co.	2.881%(3 Mo. LIBOR + 0.88%)	#	12/29/2020	$797	$798,042
Life Technologies Corp.	5.00%		1/15/2021	1,258	1,316,836
Life Technologies Corp.	6.00%		3/1/2020	1,127	1,191,599
Total					3,306,477

Health Care Services 0.55%

Acadia Healthcare Co., Inc.	6.125%		3/15/2021	396	404,910
Centene Corp.	5.625%		2/15/2021	2,457	2,521,496
Eagle Holding Co. II LLC PIK 8.375%†	7.625%		5/15/2022	474	475,190
Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	123	125,469
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	150	161,891
Fresenius Medical Care US Finance, Inc.†	5.75%		2/15/2021	118	125,626
Kindred Healthcare, Inc.	6.375%		4/15/2022	136	138,380
Kindred Healthcare, Inc.	8.00%		1/15/2020	941	1,010,399
Kindred Healthcare, Inc.	8.75%		1/15/2023	559	600,925
Universal Health Services, Inc.†	3.75%		8/1/2019	705	712,931
Universal Health Services, Inc.†	4.75%		8/1/2022	421	427,315
Total					6,704,532

Household Equipment/Products 0.03%

Newell Brands, Inc.	3.85%		4/1/2023	234	233,138
Scotts Miracle-Gro Co. (The)	6.00%		10/15/2023	165	173,250
Total					406,388

Insurance 0.37%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%		8/1/2023	809	843,382
CNA Financial Corp.	5.875%		8/15/2020	600	639,930
HUB International Ltd.†	7.875%		10/1/2021	309	319,042
Liberty Mutual Group, Inc.†	5.00%		6/1/2021	320	337,561
Lincoln National Corp.	7.00%		3/15/2018	500	500,768
Lincoln National Corp.	8.75%		7/1/2019	39	42,096
Protective Life Corp.	7.375%		10/15/2019	225	240,873
Willis North America, Inc.	7.00%		9/29/2019	1,005	1,066,994
WR Berkley Corp.	5.375%		9/15/2020	470	497,359
Total					4,488,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.03%

DAE Funding LLC†	4.00%	8/1/2020	$397	$391,045

Leisure 0.21%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	1,168	1,229,320
NCL Corp. Ltd.†	4.75%	12/15/2021	414	423,833
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	896	964,013
Total				2,617,166

Lodging 0.17%

Hyatt Hotels Corp.†	6.875%	8/15/2019	50	52,789
Studio City Co., Ltd. (Macau)†(h)	7.25%	11/30/2021	481	506,854
Studio City Finance Ltd. (Hong Kong)†(h)	8.50%	12/1/2020	505	517,625
Wyndham Worldwide Corp.	2.50%	3/1/2018	1,000	1,000,000
Total				2,077,268

Machinery: Agricultural 0.29%

BAT International Finance plc (United Kingdom)†(h)	1.85%	6/15/2018	1,000	997,567
Bunge Ltd. Finance Corp.	8.50%	6/15/2019	32	34,233
Viterra, Inc. (Canada)†(h)	5.95%	8/1/2020	2,394	2,545,092
Total				3,576,892

Machinery: Industrial/Specialty 0.14%

CNH Industrial Capital LLC	4.375%	4/5/2022	1,119	1,146,572
CNH Industrial Capital LLC	4.875%	4/1/2021	273	284,029
Kennametal, Inc.	2.65%	11/1/2019	275	272,848
Total				1,703,449

Manufacturing 0.55%

Bombardier, Inc. (Canada)†(h)	6.125%	1/15/2023	1,011	1,018,582
Bombardier, Inc. (Canada)†(h)	7.50%	12/1/2024	264	274,890
Bombardier, Inc. (Canada)†(h)	8.75%	12/1/2021	1,930	2,125,412
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	859	874,703
Pentair Finance Sarl (Luxembourg)(h)	2.65%	12/1/2019	1,999	1,984,095
Pentair Finance Sarl (Luxembourg)(h)	2.90%	9/15/2018	491	491,369
Total				6,769,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Media 1.12%

Altice Financing SA (Luxembourg)†(h)	6.625%	2/15/2023		$1,025	$1,026,281
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020		1,986	1,990,965
Cox Communications, Inc.†	2.95%	6/30/2023		123	118,552
Cox Communications, Inc.†	3.25%	12/15/2022		904	901,081
CSC Holdings LLC†	10.125%	1/15/2023		914	1,021,486
DISH DBS Corp.	6.75%	6/1/2021		192	197,760
Myriad International Holdings BV (Netherlands)†(h)	6.00%	7/18/2020		1,825	1,925,663
NBCUniversal Enterprise, Inc.†	5.25%	—	(j)	2,780	2,870,350
SFR Group SA (France)†(h)	6.00%	5/15/2022		1,350	1,316,250
Sky plc (United Kingdom)†(h)	9.50%	11/15/2018		250	262,092
Time Warner Cable LLC	8.25%	4/1/2019		963	1,016,895
Time Warner Cable LLC	8.75%	2/14/2019		431	454,309
Viacom, Inc.	2.75%	12/15/2019		171	170,339
Virgin Media Finance plc (United Kingdom)†(h)	6.375%	4/15/2023		500	515,000
Total					13,787,023

Metal Fabricating 0.04%

Zekelman Industries, Inc.†	9.875%	6/15/2023		423	466,358

Metals & Minerals: Miscellaneous 1.82%

Aleris International, Inc.†	9.50%	4/1/2021		1,064	1,121,190
Anglo American Capital plc (United Kingdom)†(h)	3.625%	5/14/2020		697	701,136
Anglo American Capital plc (United Kingdom)†(h)	4.125%	4/15/2021		200	203,937
Anglo American Capital plc (United Kingdom)†(h)	4.125%	9/27/2022		530	539,237
Ausdrill Finance Pty Ltd. (Australia)†(h)	6.875%	11/1/2019		1,300	1,320,800
Century Aluminum Co.†	7.50%	6/1/2021		395	406,850
Eldorado Gold Corp. (Canada)†(h)	6.125%	12/15/2020		663	646,425
First Quantum Minerals Ltd. (Canada)†(h)	7.00%	2/15/2021		578	597,146
FMG Resources (August 2006) Pty Ltd. (Australia)†(h)	9.75%	3/1/2022		5,826	6,442,915
Freeport-McMoRan, Inc.	6.875%	2/15/2023		389	421,093
Glencore Finance Canada Ltd. (Canada)†(h)	4.25%	10/25/2022		1,019	1,050,846
Glencore Finance Canada Ltd. (Canada)†(h)	4.95%	11/15/2021		622	653,434
Glencore Funding LLC†	3.00%	10/27/2022		225	219,672
Glencore Funding LLC†	3.125%	4/29/2019		1,037	1,039,852
Glencore Funding LLC†	4.125%	5/30/2023		225	228,647
Goldcorp, Inc. (Canada)(h)	2.125%	3/15/2018		252	252,000
Goldcorp, Inc. (Canada)(h)	3.625%	6/9/2021		2,102	2,132,334
Hecla Mining Co.	6.875%	5/1/2021		339	346,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Hudbay Minerals, Inc. (Canada)†(h)	7.25%		1/15/2023	$521	$556,168
Joseph T Ryerson & Son, Inc.†	11.00%		5/15/2022	352	392,779
Lundin Mining Corp. (Canada)†(h)	7.875%		11/1/2022	212	225,250
New Gold, Inc. (Canada)†(h)	6.25%		11/15/2022	1,473	1,517,190
Newmont Mining Corp.	5.125%		10/1/2019	1,283	1,325,520
Total					22,340,625

Natural Gas 0.11%

CenterPoint Energy Resources Corp.	4.50%		1/15/2021	273	282,615
National Fuel Gas Co.	3.75%		3/1/2023	153	152,174
National Fuel Gas Co.	4.90%		12/1/2021	215	223,494
Sempra Energy	2.209%(3 Mo. LIBOR + 0.50%)	#	1/15/2021	716	716,853
Total					1,375,136

Office Furniture & Business Equipment 0.01%

Xerox Corp.	3.625%		3/15/2023	127	124,188

Oil 3.45%

Afren plc (United Kingdom)†(d)(h)	6.625%		12/9/2020	195	650
Afren plc (United Kingdom)†(d)(h)	10.25%		4/8/2019	195	650
Afren plc (United Kingdom)†(d)(h)	11.50%		2/1/2016	390	1,300
Anadarko Holding Co.	7.05%		5/15/2018	388	390,395
Anadarko Petroleum Corp.	4.85%		3/15/2021	488	509,548
Antero Resources Corp.	5.125%		12/1/2022	273	276,754
Bill Barrett Corp.	7.00%		10/15/2022	133	133,665
Canadian Oil Sands Ltd. (Canada)†(h)	7.75%		5/15/2019	295	310,196
Canadian Oil Sands Ltd. (Canada)†(h)	9.40%		9/1/2021	125	147,041
Carrizo Oil & Gas, Inc.	6.25%		4/15/2023	580	584,350
Carrizo Oil & Gas, Inc.	7.50%		9/15/2020	506	516,753
Cenovus Energy, Inc. (Canada)(h)	5.70%		10/15/2019	400	415,273
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(h)	4.50%		10/3/2023	500	518,481
CNOOC Finance 2013 Ltd. (Hong Kong)(h)	1.75%		5/9/2018	1,025	1,023,840
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(h)	2.625%		5/5/2020	1,000	991,707
CNX Resources Corp.	8.00%		4/1/2023	1,227	1,302,154
CNX Resources Corp.	5.875%		4/15/2022	520	524,225
Continental Resources, Inc.	5.00%		9/15/2022	3,553	3,615,177
Devon Energy Corp.	2.25%		12/15/2018	300	298,296
Devon Energy Corp.	6.30%		1/15/2019	134	137,604
Eclipse Resources Corp.	8.875%		7/15/2023	967	976,670
Encana Corp. (Canada)(h)	6.50%		5/15/2019	2,891	3,014,541
Eni SpA (Italy)†(h)	4.15%		10/1/2020	600	615,647
Gulfport Energy Corp.	6.625%		5/1/2023	654	675,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

KazMunayGas National Co. JSC (Kazakhstan)†(h)	9.125%		7/2/2018	$2,160	$2,206,399
Matador Resources Co.	6.875%		4/15/2023	1,126	1,179,485
Motiva Enterprises LLC†	5.75%		1/15/2020	720	753,586
Newfield Exploration Co.	5.75%		1/30/2022	1,100	1,166,000
Nexen Energy ULC (Canada)(h)	6.20%		7/30/2019	74	77,277
Noble Energy, Inc.	5.625%		5/1/2021	1,261	1,282,412
Oasis Petroleum, Inc.	6.875%		3/15/2022	1,860	1,909,987
OGX Austria GmbH (Brazil)†(d)(h)	8.50%		6/1/2018	225	5
Petrobras Global Finance BV (Netherlands)(h)	6.125%		1/17/2022	593	625,526
Petroleos Mexicanos (Mexico)(h)	8.00%		5/3/2019	862	911,979
Phillips 66†	2.372%(3 Mo. LIBOR + .65%)	#	4/15/2019	373	373,181
Phillips 66	2.606%(3 Mo. LIBOR + 0.60%)	#	2/26/2021	362	362,362
Pioneer Natural Resources Co.	3.95%		7/15/2022	313	319,887
Pioneer Natural Resources Co.	6.875%		5/1/2018	457	460,185
Pioneer Natural Resources Co.	7.50%		1/15/2020	101	109,236
Range Resources Corp.	5.00%		8/15/2022	540	534,600
Range Resources Corp.	5.75%		6/1/2021	1,133	1,164,157
Range Resources Corp.	5.875%		7/1/2022	267	272,340
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(h)	6.75%		9/30/2019	1,150	1,215,074
Resolute Energy Corp.	8.50%		5/1/2020	796	796,995
RSP Permian, Inc.	6.625%		10/1/2022	1,247	1,303,115
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%		11/30/2020	549	634,781
Sanchez Energy Corp.	6.125%		1/15/2023	492	371,460
Seven Generations Energy Ltd. (Canada)†(h)	6.75%		5/1/2023	159	165,758
Seven Generations Energy Ltd. (Canada)†(h)	6.875%		6/30/2023	843	880,935
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	2,000	1,996,772
Sinopec Group Overseas Development 2016 Ltd. (China)†(h)	2.125%		5/3/2019	561	555,626
SM Energy Co.	6.50%		11/15/2021	1,374	1,401,480
SM Energy Co.	6.50%		1/1/2023	1,046	1,051,230
Statoil ASA (Norway)†(h)	7.875%		12/9/2022	1,000	1,197,479
YPF SA (Argentina)(h)	9.339%(3 Mo. LIBOR + 7.50%)	#	8/15/2018	118	118,940
Total					42,378,421

Oil: Crude Producers 3.94%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	864	906,120
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%		5/1/2024	2,501	2,691,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Boardwalk Pipelines LP	5.20%	6/1/2018	$1,175	$1,181,345
Boardwalk Pipelines LP	5.75%	9/15/2019	125	129,482
Buckeye Partners LP	2.65%	11/15/2018	1,640	1,640,646
Buckeye Partners LP	4.875%	2/1/2021	510	528,701
Buckeye Partners LP	5.50%	8/15/2019	75	77,293
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	1,153	1,152,969
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	1,697	1,704,264
DCP Midstream Operating LP†	9.75%	3/15/2019	950	1,011,750
Enable Midstream Partners LP	2.40%	5/15/2019	1,000	990,925
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	1,937	2,037,403
Enbridge Energy Partners LP	5.20%	3/15/2020	133	138,321
Enbridge Energy Partners LP	9.875%	3/1/2019	2,798	2,990,823
Energy Transfer LP	4.15%	10/1/2020	800	816,395
Energy Transfer LP	9.00%	4/15/2019	3,149	3,350,207
Energy Transfer LP	9.70%	3/15/2019	3,152	3,374,350
Energy Transfer LP	4.65%	6/1/2021	400	414,143
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	334	351,667
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	995	1,054,099
Gulf South Pipeline Co. LP	4.00%	6/15/2022	138	138,646
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	1,667	1,749,318
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	1,426	1,526,982
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	310	330,742
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	175	187,283
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	344	363,151
Kinder Morgan, Inc.†	5.00%	2/15/2021	283	295,494
Kinder Morgan, Inc.†	5.625%	11/15/2023	361	391,137
Kinder Morgan, Inc.	7.25%	6/1/2018	603	610,245
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	947	976,594
MPLX LP	5.50%	2/15/2023	3,411	3,499,812
NGPL PipeCo LLC†	4.375%	8/15/2022	203	203,254
ONEOK Partners LP	3.20%	9/15/2018	499	500,928
Panhandle Eastern Pipe Line Co. LP	7.00%	6/15/2018	1,200	1,214,699
Rockies Express Pipeline LLC†	6.00%	1/15/2019	185	190,088
Rockies Express Pipeline LLC†	6.85%	7/15/2018	175	177,625
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	5,180	5,474,438
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	785	841,994
Spectra Energy Partners LP	2.95%	9/25/2018	1,020	1,022,554
Spectra Energy Partners LP	4.60%	6/15/2021	297	309,497
Texas Eastern Transmission LP†	4.125%	12/1/2020	500	513,576
Texas Gas Transmission LLC†	4.50%	2/1/2021	729	747,211
TransCanada PipeLines Ltd. (Canada)(h)	6.50%	8/15/2018	18	18,337
TransCanada PipeLines Ltd. (Canada)(h)	7.125%	1/15/2019	392	406,721
Western Gas Partners LP	2.60%	8/15/2018	113	112,861
Total				48,345,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.44%

Calfrac Holdings LP†	7.50%	12/1/2020	$513	$511,871
FTS International, Inc.	6.25%	5/1/2022	505	507,525
National Oilwell Varco, Inc.	2.60%	12/1/2022	1,645	1,575,596
SESI LLC	7.125%	12/15/2021	1,126	1,149,928
TechnipFMC plc (United Kingdom)†(h)	3.45%	10/1/2022	72	70,830
Weatherford International Ltd.	9.625%	3/1/2019	1,436	1,539,392
Total				5,355,142

Real Estate Investment Trusts 0.83%

Brixmor Operating Partnership LP	3.875%	8/15/2022	527	531,665
CBRE Services, Inc.	5.00%	3/15/2023	1,653	1,695,418
Country Garden Holdings Co. Ltd. (China)(h)	7.50%	3/9/2020	446	463,938
DDR Corp.	4.625%	7/15/2022	489	509,409
HCP, Inc.	5.375%	2/1/2021	174	184,150
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	228	223,886
Kilroy Realty LP	6.625%	6/1/2020	440	472,311
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(h)	3.125%	3/20/2022	1,068	1,062,930
Senior Housing Properties Trust	3.25%	5/1/2019	180	180,492
SL Green Operating Partnership LP	3.25%	10/15/2022	127	124,896
SL Green Realty Corp.	4.50%	12/1/2022	247	254,597
SL Green Realty Corp.	5.00%	8/15/2018	102	102,716
SL Green Realty Corp.	7.75%	3/15/2020	850	927,250
VEREIT Operating Partnership LP	3.00%	2/6/2019	2,675	2,682,445
VEREIT Operating Partnership LP	4.125%	6/1/2021	329	337,409
Weyerhaeuser Co.	4.70%	3/15/2021	292	305,535
Weyerhaeuser Co.	7.375%	10/1/2019	68	72,866
Total				10,131,913

Retail 0.47%

Best Buy Co., Inc.	5.00%	8/1/2018	3,563	3,597,563
Dollar Tree, Inc.	5.75%	3/1/2023	2,061	2,147,304
Total				5,744,867

Savings & Loan 0.04%

People’s United Financial, Inc.	3.65%	12/6/2022	506	511,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Steel 0.36%

BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(h)	6.50%		5/15/2021	$1,320	$1,372,800
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%		5/1/2022	1,120	1,163,400
U.S. Steel Corp.†	8.375%		7/1/2021	1,745	1,871,513
Total					4,407,713

Technology 0.44%

Alibaba Group Holding Ltd. (China)(h)	2.80%		6/6/2023	478	465,165
Baidu, Inc. (China)(h)	2.75%		6/9/2019	200	199,530
Baidu, Inc. (China)(h)	3.25%		8/6/2018	700	701,626
Baidu, Inc. (China)(h)	3.50%		11/28/2022	650	648,271
eBay, Inc.	2.253%(3 Mo. LIBOR + 0.48%)	#	8/1/2019	640	641,908
Expedia, Inc.	7.456%		8/15/2018	716	732,008
Tencent Holdings Ltd. (China)†(h)	3.375%		5/2/2019	750	755,714
TIBCO Software, Inc.†	11.375%		12/1/2021	1,100	1,201,260
VeriSign, Inc.	4.625%		5/1/2023	109	110,363
Total					5,455,845

Telecommunications 0.41%

BellSouth LLC†	4.285%		4/26/2021	2,750	2,760,286
GCI, Inc.	6.75%		6/1/2021	545	553,856
GTH Finance BV (Netherlands)†(h)	6.25%		4/26/2020	200	208,320
Intelsat Jackson Holdings SA (Luxembourg)(h)	7.25%		10/15/2020	1,049	982,126
T-Mobile USA, Inc.	6.625%		4/1/2023	261	270,892
Telenor ASA (Norway)(h)	1.75%		5/22/2018	250	249,888
Total					5,025,368

Textiles Products 0.05%

Springs Industries, Inc.	6.25%		6/1/2021	574	585,480

Toys 0.01%

Mattel, Inc.	2.35%		8/15/2021	178	163,279

Transportation: Miscellaneous 0.14%

Asciano Finance Ltd. (Australia)†(h)	5.00%		4/7/2018	500	501,101
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	819	844,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous (continued)

XPO Logistics, Inc.†	6.50%	6/15/2022	$383	$399,469
Total				1,745,164

Utilities 0.02%

United Utilities plc (United Kingdom)(h)	5.375%	2/1/2019	233	238,484
Total Corporate Bonds (cost $464,212,224)				461,390,011

FLOATING RATE LOANS(k) 2.93%

Aerospace/Defense 0.01%

Gol LuxCo S.A. Term Loan (Luxembourg)(h)	6.50%	8/31/2020	136	139,400

Biotechnology Research & Production 0.28%
Alexion Pharmaceuticals, Inc. Global Term Loan	3.148%(1 Mo. LIBOR + 1.50%)	6/22/2020	729	729,911	(l)
Gilead Sciences, Inc. Term Loan	2.495%(2 Mo. LIBOR + 1.00%)	9/8/2018	1,267	1,268,584	(l)
Gilead Sciences, Inc. Three Year Term Loan	2.495%(3 Mo. LIBOR + 1.00%)	9/8/2020	1,418	1,420,173
Total				3,418,668

Chemicals 0.32%

Celanese U.S. Holdings LLC Term Loan	3.075%(1 Mo. LIBOR + 1.50%)	7/15/2021	1,609	1,611,766
E.I. du Pont de Nemours and Company Delayed Draw Term Loan A	2.58%(1 Mo. LIBOR + 1.00%)	3/22/2019	706	706,883	(l)
FMC Corporation Delayed Draw Term Loan A	2.898%(1 Mo. LIBOR + 1.25%)	4/21/2020	240	240,900	(l)
Mosaic Company (The) USD Term Loan	3.148%(1 Mo. LIBOR + 1.50%)	11/18/2021	1,256	1,252,572
Sherwin-Williams Company (The) Term Loan A	2.83%(1 Mo. LIBOR + 1.25%)	4/13/2021	116	116,025	(l)
Total				3,928,146

Computer Hardware 0.30%

Dell International L.L.C. Replacement Term Loan A2	3.40%(1 Mo. LIBOR + 1.75%)	9/7/2021	1,794	1,794,969
Dell International LLC Replacement Term Loan A3	3.15%(1 Mo. LIBOR + 1.50%)	12/31/2018	1,865	1,867,072
Total				3,662,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.07%

Cadence Design Systems, Inc. Term Loan	—	(a)	1/28/2019	$832	$833,564	(l)

Containers 0.08%

Ball Corp. Delayed Draw Term Loan A	3.148%(1 Mo. LIBOR + 1.50)		3/18/2021	609	607,852	(l)
WestRock Co. Close Data Term Loan	2.775%(1 Mo. LIBOR + 1.13%)		7/1/2020	338	337,500	(l)
Total					945,352

Drugs 0.07%

Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(h)	3.648%(12 Mo. LIBOR + 2.00%)		11/16/2020	830	827,131

Electric: Power 0.09%

Energy Future Intermediate Holding Co. LLC 2017 DIP Term Loan	4.473%(1 Wk. LIBOR + 3.00%)		6/30/2018	1,105	1,106,249

Electrical Equipment 0.13%

Analog Devices, Inc. Three Year Term Loan	2.715%(1 Mo. LIBOR + 1.13%)		9/23/2019	1,645	1,646,632	(l)

Entertainment 0.01%

GLP Capital L.P. Incremental Tranche A1 Term Loan	—	(a)	7/31/2020	129	128,758

Health Care Products 0.18%

Zimmer Biomet Holdings, Inc. Term Loan A	2.898%(1 Mo. LIBOR + 1.25%)		9/30/2019	1,412	1,415,630	(l)
Zimmer Holdings, Inc. Term Loan	3.023%(1 Mo. LIBOR + 1.38%)		5/29/2019	743	741,766	(l)
Total					2,157,396

Health Care Services 0.00%

Laboratory Corp. of America Holdings Term Loan	2.898%(1 Mo. LIBOR + 1.25%)		12/19/2019	43	42,911	(l)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.05%

RPI Finance Trust Term Loan A3	3.443%(3 Mo. LIBOR + 1.75%)		10/14/2021	$614	$614,887

Lodging 0.18%

Venetian Macan New Initial Term Loan	—	(a)	5/31/2022	2,245	2,233,775	(l)

Machinery: Industrial/Specialty 0.03%

Flowserve Corp. 2012 Term Loan	3.193%(3 Mo. LIBOR + 1.50%)		10/14/2020	413	414,305	(l)

Manufacturing 0.07%

Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(h)	2.847%(2 Mo. LIBOR + 1.38%)		3/2/2020	839	838,540

Miscellaneous 0.14%

Harris Corp. 3 Year Tranche Term Loan	3.15%(1 Mo. LIBOR + 1.50%)		5/29/2018	59	58,622	(l)
Rockwell Collins, Inc. Term Loan	2.833%(1 Mo. LIBOR + 1.25%)		12/16/2019	1,285	1,285,288	(l)
UTEX Industries Inc. 1st Lien Initial Term loan	5.648%(1 Mo. LIBOR + 4.00%)		5/22/2021	264	259,287
UTEX Industries, Inc. 2nd Lien Term Loan	8.898%(1 Mo. LIBOR + 7.25%)		5/22/2022	111	108,329
Total					1,711,526

Office Furniture & Business Equipment 0.04%

Eastman Chemical Company Term Loan	2.898%(1 Mo. LIBOR + 1.25%)		12/15/2021	469	467,788	(l)

Oil 0.02%

Petroleos Mexicanos Term Loan (Mexico)(h)	2.44%(3 Mo. LIBOR + 0.85%)		2/14/2020	305	303,856	(l)

Oil: Crude Producers 0.03%

Buckeye Partners L.P. Delay Drew Term Loan	3.00%(1 Mo. LIBOR + 1.35%)		9/30/2019	317	316,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 0.49%

American Tower Corporation 2017 Term Loan A	2.90%(1 Mo. LIBOR + 1.25%)	1/31/2023		$5,120	$5,120,000	(l)
Invitation Homes Operating Partnership LP Term Loan A	3.288%(1 Mo. LIBOR + 1.70%)	2/7/2022		947	928,060
Total					6,048,060

Retail 0.32%

Panera Bread Company Term Loan	3.625%(1 Mo. LIBOR + 2.00%)	7/18/2022		951	945,061
PVH Corp. USD Tranche A Term Loan	3.084%(1 Mo. LIBOR + 1.50%)	5/19/2021		2,978	2,977,172
Total					3,922,233

Technology 0.02%

Symantec Corp. Term Loan A1	3.188%(2 Mo. LIBOR + 1.50%)	5/10/2019		33	33,396
Symantec Corp. Term Loan A2	3.125%(1 Mo. LIBOR + 1.50%)	8/1/2019		50	50,000
Zayo Group, LLC 2017 Incremental Refinancing Term Loan B1	3.648%(1 Mo. LIBOR + 2.00%)	1/19/2021		200	201,460
Total					284,856
Total Floating Rate Loans (cost $35,921,636)					35,992,282

FOREIGN BOND(e) 0.00%

Dommo Energia SA (cost $9,336)	1.00%	12/31/2099	BRL	3	1,100	(f)

FOREIGN GOVERNMENT OBLIGATIONS 6.18%

Argentina 0.15%

Republic of Argentina(e)	3.375%	1/15/2023	EUR	625	756,674
Republic of Argentina(h)	4.625%	1/11/2023		$1,053	1,011,154
Total					1,767,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.05%

Government of Bermuda†	4.138%		1/3/2023	$600	$623,148

Canada 1.35%

Province of Ontario Canada(h)	2.55%		2/12/2021	16,640	16,576,623

Japan 4.59%

Japan Bank for International Corp.(h)	2.125%		11/16/2020	38,940	38,229,329
Japan Bank for International Corp.(h)	2.375%		7/21/2022	3,272	3,191,992
Japan Bank for International Corp.(h)	2.375%		11/16/2022	908	885,099
Japan Bank for International Corp.(h)	2.50%		6/1/2022	5,056	4,966,574
Japan Finance Organization for Municipalities†(h)	2.625%		4/20/2022	9,194	9,035,886
Total					56,308,880

Qatar 0.04%

State of Qatar†(h)	5.25%		1/20/2020	516	536,469
Total Foreign Government Obligations (cost $76,681,412)					75,812,948

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.86%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.536%	#(m)	10/25/2030	508	510,779
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.159%	#(m)	9/25/2044	135	135,455
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.03%	#(m)	11/25/2044	300	301,539
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883%	#(m)	1/25/2047	2,032	2,043,866
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.75%	#(m)	2/25/2045	500	503,453
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.812%	#(m)	6/25/2047	200	202,458
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.362%	#(m)	5/25/2045	360	362,686
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.002%	#(m)	10/25/2047	47	46,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 2015-K721 B†	3.565%	#(m)	11/25/2047	$3,624	$3,571,490
Federal Home Loan Mortgage Corp. K061 X1 IO	0.179%	#(m)	11/25/2026	15,454	236,967
Federal Home Loan Mortgage Corp. Q001 XA IO	2.297%	#(m)	2/25/2032	1,424	219,278
Government National Mortgage Assoc. 2013-162 A	2.75%	#(m)	9/16/2046	99	96,176
Government National Mortgage Assoc. 2013-171 IO	0.944%	#(m)	6/16/2054	6,500	384,156
Government National Mortgage Assoc. 2013-193 IO	0.933%	#(m)	1/16/2055	2,456	147,224
Government National Mortgage Assoc. 2014-112 A	3.00%	#(m)	1/16/2048	354	345,256
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	517	508,826
Government National Mortgage Assoc. 2014-15 IO	0.771%	#(m)	8/16/2054	5,859	298,135
Government National Mortgage Assoc. 2014-64 IO	1.175%	#(m)	12/16/2054	36,823	2,408,721
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	23	22,403
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	141	139,930
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	256	254,247
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	1,051	1,015,495
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,423	3,327,189
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	1,300	1,255,519
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	1,626	1,573,367
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	2,023	1,960,379
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	1,913	1,860,903
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	990	953,681
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,690	1,634,065
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,103	1,062,231
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	685	656,625
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	687	658,427
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	1,370	1,315,209
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,280	1,246,306
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,072	1,038,468
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,494	1,445,736
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	1,360	1,324,550
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $37,065,901)					35,068,049

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.79%

Federal Home Loan Mortgage Corp.	3.113%(12 Mo. LIBOR + 1.64%)	#	11/1/2043	1,359	1,377,523
Federal Home Loan Mortgage Corp.	3.447%(12 Mo. LIBOR + 1.66%)	#	2/1/2038	262	274,003
Federal Home Loan Mortgage Corp.	3.463%(12 Mo. LIBOR + 1.71%)	#	4/1/2037	96	100,453
Federal Home Loan Mortgage Corp.	3.531%(12 Mo. LIBOR + 1.77%)	#	10/1/2038	64	67,254
Federal Home Loan Mortgage Corp.	3.541%(12 Mo. LIBOR + 1.78%)	#	5/1/2036	80	84,246
Federal Home Loan Mortgage Corp.	3.543%(12 Mo. LIBOR + 1.79%)	#	12/1/2036	226	237,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	3.698%(12 Mo. LIBOR + 1.94%)	#	9/1/2036	$210	$222,001
Federal Home Loan Mortgage Corp.	3.721%(12 Mo. LIBOR + 1.96%)	#	2/1/2037	211	223,009
Federal National Mortgage Assoc.	2.58%		11/1/2018	470	469,749
Federal National Mortgage Assoc.	2.69%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	371	372,022
Federal National Mortgage Assoc.	2.715%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	1,276	1,279,215
Federal National Mortgage Assoc.	2.835%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	410	411,936
Federal National Mortgage Assoc.	3.011%(12 Mo. LIBOR + 1.22%)	#	6/1/2038	433	446,226
Federal National Mortgage Assoc.	3.135%(12 Mo. LIBOR + 1.78%)	#	3/1/2042	2,145	2,242,566
Federal National Mortgage Assoc.	3.268%(12 Mo. LIBOR + 1.51%)	#	10/1/2035	308	321,488
Federal National Mortgage Assoc.	3.306%(12 Mo. LIBOR + 1.54%)	#	3/1/2039	145	151,163
Federal National Mortgage Assoc.	3.377%(12 Mo. LIBOR + 1.62%)	#	8/1/2037	18	19,176
Federal National Mortgage Assoc.	3.428%(1 Yr Treasury Constant Maturity Rate + 2.20%)	#	1/1/2038	196	206,965
Federal National Mortgage Assoc.	3.442%(12 Mo. LIBOR + 1.66%)	#	9/1/2038	187	195,935
Federal National Mortgage Assoc.	3.454%(12 Mo. LIBOR + 1.69%)	#	8/1/2038	88	92,323
Federal National Mortgage Assoc.	3.47%(1 Yr Treasury Constant Maturity Rate + 2.23%)	#	3/1/2038	83	87,059
Federal National Mortgage Assoc.	3.554%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	104	107,871
Federal National Mortgage Assoc.	3.562%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	150	156,033
Federal National Mortgage Assoc.	3.576%(12 Mo. LIBOR + 1.82%)	#	12/1/2040	268	279,739
Federal National Mortgage Assoc.	3.589%(12 Mo. LIBOR + 1.82%)	#	4/1/2040	154	161,109
Federal National Mortgage Assoc.	3.651%(12 Mo. LIBOR + 1.88%)	#	12/1/2038	96	101,771
Total Government Sponsored Enterprises Pass-Throughs (cost $9,814,557)					9,688,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.26%

Miscellaneous

IL State GO	2.77%		4/1/2018	$350	$350,032
IL State GO	4.35%		6/1/2018	264	265,006
IL State GO	6.20%		7/1/2021	400	417,548
Illinois	4.95%		6/1/2023	79	81,519
Illinois	5.665%		3/1/2018	650	650,000
Illinois	5.877%		3/1/2019	350	358,544
New Jersey Econ Dev Auth	2.421%		6/15/2018	500	500,020
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	100	97,424
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	220	218,332
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	300	307,119
Total Municipal Bonds (cost $3,243,304)					3,245,544

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.93%

A10 Term Asset Financing LLC 2017-1A A1FX†	2.34%		3/15/2036	1,850	1,851,846
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	533	541,083
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	307,191
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.088%(1 Mo. LIBOR + 1.50%)	#	11/15/2019	842	843,189
Aventura Mall Trust 2013-AVM A†	3.743%	#(m)	12/5/2032	972	989,846
Aventura Mall Trust 2013-AVM D†	3.743%	#(m)	12/5/2032	500	502,769
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#(m)	6/15/2028	350	349,960
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#(m)	6/15/2028	620	619,841
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	751	780,151
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	3.018%(1 Mo. LIBOR + 1.43%)	#	11/15/2033	166	165,783
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	2,574	2,514,807
BB-UBS Trust 2012-TFT B†	3.468%	#(m)	6/5/2030	2,149	2,089,870
BB-UBS Trust 2012-TFT C†	3.468%	#(m)	6/5/2030	3,000	2,901,887
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	262,962
BBCMS Trust 2015-STP XB IO†	0.205%	#(m)	9/10/2028	88,000	460,240
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	431	409,467
BBCMS Trust 2015-VFM X IO†	0.459%	#(m)	3/12/2036	87,338	1,946,323
BDS 2018-FL1 A†	2.425%(1 Mo. LIBOR + .85%)	#	1/15/2035	3,000	3,029,399
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%	#(m)	11/11/2041	595	611,323
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.673%	#(m)	11/11/2041	595	613,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	$134	$138,502
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(m)	3/10/2033	47,800	1,253,761
BX Trust 2017-APPL A†	2.468%(1 Mo. LIBOR + 0.88%)	#	7/15/2034	1,096	1,101,494
BX Trust 2017-APPL D†	3.638%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	743	747,316
BX Trust 2017-APPL E†	4.738%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	1,082	1,091,881
BX Trust 2017-SLCT A†	2.508%(1 Mo. LIBOR + 0.92%)	#	7/15/2034	1,198	1,202,763
BX Trust 2017-SLCT B†	2.788%(1 Mo. LIBOR + 1.20%)	#	7/15/2034	1,033	1,036,704
BX Trust 2017-SLCT D†	3.638%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	1,597	1,603,475
BX Trust 2017-SLCT E†	4.738%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	1,400	1,408,742
BX Trust 2017-SLCT F†	5.838%(1 Mo. LIBOR + 4.25%)	#	7/15/2034	816	822,114
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	6,000	6,068,750
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,445	3,492,385
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	1,116	1,136,202
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(m)	10/15/2034	753	764,499
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(m)	10/15/2034	2,337	2,287,654
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.823%	#(m)	10/15/2034	13,222	466,128
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393%	#(m)	10/15/2034	8,470	152,278
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.754%	#(m)	12/15/2047	204	218,115
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.749%	#(m)	5/10/2058	1,028	105,704
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.204%	#(m)	11/10/2049	2,841	216,829
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.786%	#(m)	12/10/2054	3,766	199,343
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500	3,592,239
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	488	484,948
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	364,778
CGGS Commercial Mortgage Trust 2016-RNDA DFX†	4.387%		2/10/2033	91	90,917
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	1,002,220
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%	#(m)	3/25/2049	173	169,012
Chicago Skyscraper Trust 2017-SKY A†	2.388%(1 Mo. LIBOR + 0.80%)	#	2/15/2030	3,115	3,122,520
Chicago Skyscraper Trust 2017-SKY B†	2.688%(1 Mo. LIBOR + 1.10%)	#	2/15/2030	420	420,394
Chicago Skyscraper Trust 2017-SKY C†	2.838%(1 Mo. LIBOR + 1.25%)	#	2/15/2030	244	244,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Chicago Skyscraper Trust 2017-SKY XCP IO	2.712%	#(m)	2/15/2030	$67,862	$10,179
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	2,708	2,699,986
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	57	56,804
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.23%	#(m)	7/10/2047	3,452	49,925
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.442%	#(m)	6/10/2048	6,077	150,647
Citigroup Commercial Mortgage Trust 2015-SSHP C†	3.688%(1 Mo. LIBOR + 2.10%)	#	9/15/2027	4,431	4,415,741
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	2,130	2,064,141
Citigroup Mortgage Loan Trust 2013-2 5A1†	1.701%	#(m)	7/25/2036	295	286,764
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%	#(m)	3/10/2039	750	764,837
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.99%	#(m)	7/10/2046	100	104,962
Commercial Mortgage Pass-Through Certificates 2012-CR1 D†	5.32%	#(m)	5/15/2045	3,000	2,886,815
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	613,701
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.795%	#(m)	10/15/2045	5,024	307,698
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	628	605,416
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	6	5,780
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.202%	#(m)	3/10/2046	8,935	428,436
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.615%	#(m)	6/10/2046	17,652	330,554
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	99,573
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	385	372,124
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	965	1,005,323
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.217%	#(m)	8/10/2047	3,476	167,225
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	3.533%(1 Mo. LIBOR + 1.95%)	#	7/13/2031	935	938,656
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.731%(1 Mo. LIBOR + 2.15%)	#	10/15/2031	645	642,148
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#(m)	5/10/2048	1,300	1,295,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	$227	$222,760
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461%	#(m)	8/10/2029	3,000	2,959,437
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461%	#(m)	8/10/2029	3,000	2,884,821
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	2,199,107
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.301%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	2,095	2,098,794
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.881%(1 Mo. LIBOR + 2.30%)	#	10/15/2034	1,010	1,013,394
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#(m)	10/15/2034	8,597	117,426	(g)
Commercial Mortgage Trust 2006-GG7 AM	5.79%	#(m)	7/10/2038	860	860,910
Commercial Mortgage Trust 2016-CD1 XA IO	1.435%	#(m)	8/10/2049	964	85,260
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.385%	#(m)	2/15/2041	180	179,844
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	523	534,215
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	3,710	3,840,696
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#(m)	9/15/2037	40,000	1,353,000
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.908%(1 Mo. LIBOR + 1.32%)	#	4/15/2029	684	684,425
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	3.438%(1 Mo. LIBOR + 1.85%)	#	4/15/2029	683	683,748
Credit Suisse Mortgage Capital Certificates 2015-GLPB A†	3.639%		11/15/2034	2,965	3,027,259
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.088%(1 Mo. LIBOR + 2.50%)	#	11/15/2033	578	581,791
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.088%(1 Mo. LIBOR + 3.50%)	#	11/15/2033	657	663,007
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.113%	#(m)	12/15/2049	20,135	337,875
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.538%(1 Mo. LIBOR + .95%)	#	2/15/2031	831	832,628
Credit Suisse Mortgage Capital Certificates 2017-HD B†	2.938%(1 Mo. LIBOR + 1.35%)	#	2/15/2031	349	349,697
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.088%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	353	353,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2017-HD E†	5.238%(1 Mo. LIBOR + 3.65%)	#	2/15/2031	$513	$514,757
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	1,942	1,924,260
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	346,941
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	250	248,195
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331%	#(m)	4/5/2033	275	270,784
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	1,308	1,312,443
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.196%	#(m)	7/10/2034	200	199,456
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.196%	#(m)	7/10/2034	2,388	2,358,723
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.196%	#(m)	7/10/2034	150	144,151
Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO†	1.935%	#(m)	2/15/2031	31,669	483,703	(g)
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	2.538%(1 Mo. LIBOR + 0.95%)	#(m)	12/15/2030	502	502,219
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	3.188%(1 Mo. LIBOR + 1.60%)	#(m)	12/15/2030	400	400,193
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	Zero Coupon	#	6/15/2057	82,732	294,526
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.09%	#(m)	11/15/2049	4,820	304,706
DBJPM Mortgage Trust 2016-C3 XA IO	1.51%	#(m)	9/10/2049	9,902	965,288
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	263	266,708
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(m)	7/10/2044	175	182,606
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	462	450,915
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(m)	6/10/2034	924	17,330
DBWF Mortgage Trust 2016-85T XA IO†	0.014%	#(m)	12/10/2036	61,529	252,269
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382%	#(m)	12/15/2034	100	100,311
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382%	#(m)	12/15/2034	1,850	1,849,397
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(m)	12/15/2034	3,203	3,193,770
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.382%	#(m)	12/15/2034	390	385,583
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#(m)	12/10/2027	700	699,123
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	1,335	1,356,889
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.129%	#(m)	4/10/2034	115	117,848
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	1,613	1,619,234
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,200	1,193,534
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	300	298,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067%	#(m)	2/10/2029	$252	$255,254
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	695	685,768
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,043,585
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	316	311,731
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.438%(1 Mo. LIBOR + 0.85%)	#	7/15/2032	888	893,746
GS Mortgage Securities Corp. Trust 2017-STAY B†	2.688%(1 Mo. LIBOR + 1.10%)	#	7/15/2032	313	314,885
GS Mortgage Securities Corp. Trust 2017-STAY C†	2.938%(1 Mo. LIBOR + 1.35%)	#	7/15/2032	225	226,628
GS Mortgage Securities Corp. Trust 2017-STAY D†	3.538%(1 Mo. LIBOR + 1.95%)	#	7/15/2032	531	533,140
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	82	83,393
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	268,283
GS Mortgage Securities Trust 2012-GCJ9 IO	1.971%	#(m)	11/10/2045	1,483	112,356
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(m)	4/10/2031	2,584	2,501,619
GS Mortgage Securities Trust 2013-GC12 XA IO	1.521%	#(m)	6/10/2046	21,796	1,190,717
GS Mortgage Securities Trust 2015-GS1 XA IO	0.821%	#(m)	11/10/2048	1,083	54,258
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	248	242,066	(g)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	433	427,175	(g)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	588	585,717	(g)
H/2 Asset Funding 2014-1 Ltd.	2.425%(1 Mo. LIBOR + 0.77%)	#	3/19/2037	900	906,695	(g)
H/2 Asset Funding 2015-1A-AFL	2.174%(1 Mo. LIBOR + 1.70%)	#	6/24/2049	593	596,770	(g)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	296	290,863	(g)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	563	539,690	(g)
Hilton Orlando Trust 2018-ORL A†(b)	2.344%(1 Mo. LIBOR + 0.77%)	#	12/15/2034	808	810,089
Hilton Orlando Trust 2018-ORL D†(b)	3.274%(1 Mo. LIBOR + 1.70%)	#(m)	12/15/2034	664	666,055
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974	950,871
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629	620,931
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469	459,134
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618	610,291
Hospitality Mortgage Trust 2017-HIT B†	2.759%(1 Mo. LIBOR + 1.18%)	#	5/8/2030	415	416,452
Hospitality Mortgage Trust 2017-HIT C†	2.905%(1 Mo. LIBOR + 1.35%)	#	5/8/2030	278	278,981
Hospitality Mortgage Trust 2017-HIT D†	3.705%(1 Mo. LIBOR + 2.15%)	#	5/8/2030	943	947,726
Hospitality Mortgage Trust 2017-HIT E†	5.105%(1 Mo. LIBOR + 3.55%)	#	5/8/2030	1,396	1,408,174
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	2,366	2,354,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	$1,200	$1,170,800
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(m)	8/5/2034	559	521,503
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	4.129%(1 Mo. LIBOR + 2.55%)	#	8/5/2034	1,961	1,960,495
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,320	1,289,570
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	82	81,326
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(m)	5/15/2045	253	263,698
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	1,156	1,141,117
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	2,020	2,051,478
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.342%	#(m)	5/5/2030	1,254	1,276,350
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.055%	#(m)	12/15/2047	10,170	408,945
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.65%	#(m)	7/15/2045	6,275	121,068
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.329%	#(m)	4/15/2046	1,616	81,576
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	478	480,627
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.137%	#(m)	4/15/2047	3,345	84,120
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.266%	#(m)	4/15/2047	1,000	19,360
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.046%	#(m)	11/15/2047	3,145	128,693
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	3,435	3,441,072
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(m)	6/10/2027	2,906	13,513
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(m)	6/10/2027	1,292	1,266
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	4.688%(1 Mo. LIBOR + 3.10%)	#	12/15/2030	500	503,707
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.922%	#(m)	5/15/2048	2,919	97,459
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.621%	#(m)	9/5/2032	1,175	1,175,256
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.812%	#(m)	12/15/2049	4,166	178,240
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	1,000	986,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	$216	$213,628
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	1,044	1,035,631
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(m)	10/5/2031	698	690,829
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009%	#(m)	10/5/2031	138	134,405
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(m)	10/5/2031	2,367	89,413
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657%	#(m)	10/5/2031	1,432	30,938
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	3.038%(1 Mo. LIBOR + 1.45%)	#	10/15/2033	1,010	1,012,512
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.438%(1 Mo. LIBOR + 2.85%)	#	10/15/2033	152	152,763
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	5.338%(1 Mo. LIBOR + 3.75%)	#	10/15/2033	402	405,593
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.092%	#(m)	9/15/2050	8,420	612,030
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	1,482	1,478,391
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	607,910
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(m)	6/5/2032	452	452,250
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.527%	#(m)	6/5/2032	32,692	711,247
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	2.829%(1 Mo. LIBOR + 1.25%)	#	7/15/2034	430	431,843
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	3.529%(1 Mo. LIBOR + 1.95%)	#	7/15/2034	661	665,312
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#(m)	11/14/2027	410	407,417
LMREC, Inc. 2015-CRE1 A†	3.371%(1 Mo. LIBOR + 1.75%)	#	2/22/2032	1,183	1,212,371
LMREC, Inc. 2015-CRE1 B†	5.121%(1 Mo. LIBOR + 3.50%)	#	2/22/2032	100	102,272
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033%	#(m)	1/20/2041	1,317	9,367
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(m)	4/20/2048	420	416,122
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.951%	#(m)	3/10/2049	1,627	118,357
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.597%	#(m)	3/10/2049	19,753	889,971
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	985	972,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	$800	$785,011
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,207,657
Madison Avenue Trust 2013-650M B†	4.034%	#(m)	10/12/2032	1,423	1,447,134
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	182	182,377
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.562%	#(m)	12/15/2048	1,000	988,663
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.728%	#(m)	7/15/2050	7,312	235,862
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.453%	#(m)	11/15/2049	4,936	434,897
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250	242,019
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	485,882
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.316%	#(m)	9/13/2031	188,074	347,937
Morgan Stanley Capital I Trust 2012-C4 B†	5.213%	#(m)	3/15/2045	1,070	1,130,192
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.093%	#(m)	3/15/2045	13,659	904,426
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	300	292,209
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	100	100,984
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#(m)	7/13/2029	60,000	232,800
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	100,780
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.66%	#(m)	8/15/2049	4,538	425,112
Morgan Stanley Capital I Trust 2017-PRME A†	2.488%(1 Mo. LIBOR + 0.90%)	#	2/15/2034	413	414,013
Morgan Stanley Capital I Trust 2017-PRME B†	2.938%(1 Mo. LIBOR + 1.35%)	#	2/15/2034	362	363,155
Morgan Stanley Capital I Trust 2017-PRME C†	3.238%(1 Mo. LIBOR + 1.65%)	#	2/15/2034	179	179,523
Morgan Stanley Capital I Trust 2017-PRME D†	4.988%(1 Mo. LIBOR + 3.40%)	#	2/15/2034	334	335,398
Morgan Stanley Capital I Trust 2017-PRME E†	6.088%(1 Mo. LIBOR + 4.50%)	#	2/15/2034	359	359,501
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	162	162,337
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	504	486,205
MSCG Trust 2016-SNR A†	3.348%	#(m)	11/15/2034	1,247	1,221,999
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	602	594,811
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	387	388,032
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(m)	11/15/2032	1,890	1,920,626
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(m)	11/15/2032	472	474,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	$654	$646,115
PFP Ltd. 2017-3 A†	2.638%(1 Mo. LIBOR + 1.05%)	#	1/14/2035	259	258,941
PFP Ltd. 2017-3 B†	3.338%(1 Mo. LIBOR + 1.75%)	#	1/14/2035	1,750	1,756,346
PFP Ltd. 2017-3 D†	5.088%(1 Mo. LIBOR + 3.50%)	#	1/14/2035	2,100	2,116,110
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	489	483,976
Prima Capital CRE Securitization 2016-MRND 1A1†	4.10%		8/23/2037	2,271	2,264,812	(g)
Prima Capital CRE Securitization 2016-MRND 2A1†	3.90%		8/23/2037	2,717	2,683,046	(g)
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	2,586	2,591,810
Prima Capital Ltd.	2.214%		5/24/2021	1,270	1,271,066	(g)
RAIT Trust 2017-FL7 A†	2.538%(1 Mo. LIBOR + 0.95%)	#	6/15/2037	673	673,683
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%	#(m)	6/25/2055	166	164,663
ReadyCap Commercial Mortgage Trust 2017-FL1 A†	2.471%(1 Mo. LIBOR + 0.85%)	#	5/25/2034	692	692,944
Sequoia Mortgage Trust 2012-4 A2	3.00%	#(m)	9/25/2042	75	72,601
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	72	72,357
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	625	634,790
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	4.894%	#(m)	5/10/2063	94	83,928
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	973	969,756
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	1,208	1,189,905
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	1,000	984,806
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	1,151	1,151,203
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	4,200	4,137,573
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(m)	3/10/2046	635	633,756
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.978%	#(m)	3/10/2046	10,896	431,526
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.192%	#(m)	4/10/2046	17,888	853,048
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	149	149,675
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.303%	#(m)	10/15/2044	81	80,713
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.088%(1 Mo. LIBOR + 2.50%)	#	6/15/2029	168	168,335
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.938%(1 Mo. LIBOR + 4.35%)	#	6/15/2029	550	551,523
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.597%	#(m)	11/15/2043	520	538,223
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.731%	#(m)	6/15/2048	3,895	150,577
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018%	#(m)	6/15/2048	58,000	185,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.794%	#(m)	8/15/2049	$1,754		$202,593
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.012%	#(m)	10/15/2049	7,057		525,028
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	1,620		1,616,547
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679		677,720
West Town Mall Trust 2017-KNOX C†	4.346%	#(m)	7/5/2030	500		484,230
West Town Mall Trust 2017-KNOX D†	4.346%	#(m)	7/5/2030	625		584,703
West Town Mall Trust 2017-KNOX E†	4.346%	#(m)	7/5/2030	367		329,547
West Town Mall Trust 2017-KNOX X IO†	0.376%	#(m)	7/5/2030	34,983		544,920
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(m)	2/15/2044	148		154,535
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	275		271,451
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.76%	#(m)	6/15/2045	300		304,810
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.436%	#(m)	6/15/2045	11,159		523,699
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	—	(c)	20
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	201		198,306
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166		1,159,389
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.303%	#(m)	5/15/2045	11,009		545,339
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.092%	#(m)	5/15/2047	6,621		289,376
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.568%	#(m)	5/15/2047	1,368		45,731
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.604%	#(m)	8/15/2047	15,000		562,674
Total Non-Agency Commercial Mortgage-Backed Securities (cost $235,713,642)						232,244,995

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.01%

Oil

Templar Energy LLC (cost $137,346)	Zero Coupon			14		127,535

	Interest Rate			Principal Amount (000)
U.S. TREASURY OBLIGATION 0.49%

U.S. Treasury Note(n) (cost $6,008,654)	1.375%		6/30/2018	$6,000		5,991,563
Total Long-Term Investments (cost $1,178,994,447)						1,168,115,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 4.08%

COMMERCIAL PAPER 0.97%

Automotive 0.05%

Ford Motor Credit Co.	2.058%	7/16/2018	$661	$655,372

Business Services 0.41%

Equifax, Inc.	2.287%	3/20/2018	5,000	4,994,062

Media 0.14%

Viacom, Inc.	2.336%	3/7/2018	1,655	1,654,366

Oil 0.13%

Canadian Natural Resources Ltd.	2.084%	3/26/2018	1,600	1,597,722

Oil: Crude Producers 0.24%

Enbridge (US), Inc.	2.356%	3/2/2018	3,000	2,999,807
Total Commercial Paper (cost $11,901,951)				11,901,329

CONVERTIBLE BOND 0.04%

Energy Equipment & Services

SolarCity Corp. (cost $455,327)	2.75%	11/1/2018	461	456,344

CORPORATE BONDS 0.38%

Computer Software 0.04%

BMC Software, Inc.	7.25%	6/1/2018	544	548,352

Electric: Power 0.14%

TransAlta Corp. (Canada)(h)	6.90%	5/15/2018	1,667	1,681,005

Financial Services 0.01%

Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	8/1/2018	112	112,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.03%

Genworth Holdings, Inc.	6.515%	5/22/2018	$328	$328,820

Oil 0.13%

Lukoil International Finance BV (Netherlands)†(h)	3.416%	4/24/2018	1,570	1,571,860

Telecommunications 0.03%

Nortel Networks Ltd. (Canada)(d)(h)	10.75%	7/15/2016	1,687	94,894
SK Telecom Co., Ltd. (South Korea)†(h)	2.125%	5/1/2018	278	277,710
Total				372,604
Total Corporate Bonds (cost $4,609,743)				4,615,411

REPURCHASE AGREEMENT 2.69%

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $34,555,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $33,693,026; proceeds: $33,032,624 (cost $33,032,128)			33,032	33,032,128
Total Short-Term Investments (cost $49,999,149)				50,005,212
Total Investments in Securities 99.28% (cost $1,228,993,596)				1,218,120,550
Other Assets in Excess of Liabilities(o) 0.72%				8,847,827
Net Assets 100.00%				$1,226,968,377

BRL	Brazilian real.
EUR	euro
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2018.
(a)	Interest rate to be determined.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)	Amount represents less than 1,000 shares.
(d)	Defaulted (non-income producing security).
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

(g)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Foreign security traded in U.S. dollars.
(i)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at February 28, 2018.
(l)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Security has been pledged as collateral for swap contracts as of February 28, 2018.
(o)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	Standard Chartered Bank	12/20/2018	363,000	$438,987	$453,251	$(14,264)
euro	Sell	Standard Chartered Bank	12/20/2018	250,000	303,355	312,156	(8,801)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(23,065)

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2018	823	Short	$(93,936,257)	$(93,764,133)	$172,124
U.S. 10-Year Treasury Note	June 2018	138	Long	16,540,842	16,566,469	25,627
U.S. Long Bond	June 2018	112	Long	16,013,577	16,065,000	51,423
Unrealized Appreciation on Open Futures Contracts						$249,174

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2018	2,235	Long	$474,963,171	$474,867,656	$(95,515)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Open Consumer Price Index (“CPI”) OTC Swaps at February 28, 2018:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$15,873,188	$873,188
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	42,052,684	2,052,684
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	21,015,276	1,015,276
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	36,753,292	1,753,292
Bank of America	1.9625%	CPI Urban Consumer NSA	12/13/2019	30,000,000	30,120,326	120,326
Bank of America	2.0375%	CPI Urban Consumer NSA	1/10/2020	20,000,000	20,054,871	54,871
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	10,081,467	81,467
Bank of America	2.100%	CPI Urban Consumer NSA	6/30/2042	5,000,000	5,296,411	296,411
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	10,102,848	102,848
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	20,000,000	20,197,941	197,941
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	10,000,000	10,244,665	244,665
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	10,244,270	244,270
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	5,130,755	130,755
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	5,000,859	859
Bank of America	2.3625%	CPI Urban Consumer NSA	2/1/2038	5,000,000	5,010,540	10,540
Bank of America	2.3663%	CPI Urban Consumer NSA	2/20/2038	5,000,000	5,006,132	6,132
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	30,934,810	934,810
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	25,789,021	789,021
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,173,412	173,412
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	10,402,094	402,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	$5,000,000	$5,460,921	$460,921
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	10,075,998	75,998
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	35,343,413	343,413
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	10,000,000	10,140,279	140,279
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	10,032,802	32,802
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	10,084,887	84,887
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	15,127,997	127,997
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	15,067,613	67,613
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	20,075,870	75,870
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	30,031,741	31,741
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	15,042,951	42,951
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	5,000,000	5,384,969	384,969
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	31,100,780	1,100,780
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,127,736	127,736
Deutsche Bank AG	1.270%	CPI Urban Consumer NSA	9/2/2018	20,000,000	20,301,061	301,061
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	10,227,980	227,980
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	20,185,573	185,573
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	31,246,417	1,246,417
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,157,405	157,405
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,409,005	409,005
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,223,563	223,563
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	10,023,799	23,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	$10,000,000	$10,027,377	$27,377
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,345,738	345,738
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	10,337,934	337,934
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	25,228,279	228,279
Unrealized Appreciation on CPI OTC Swaps						$16,296,950

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	$25,000,000	$24,999,807	$(193)
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	29,979,899	(20,101)
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	29,900,468	(99,532)
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	15,000,000	14,837,084	(162,916)
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	10,000,000	9,908,124	(91,876)
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	9,862,785	(137,215)
Bank of America	CPI Urban Consumer NSA	1.930%	9/7/2022	25,000,000	24,532,412	(467,588)
Bank of America	CPI Urban Consumer NSA	1.835%	9/1/2019	20,000,000	19,807,239	(192,761)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,776,122	(223,878)
Bank of America	CPI Urban Consumer NSA	1.780%	6/23/2022	15,000,000	14,655,778	(344,222)
Bank of America	CPI Urban Consumer NSA	1.740%	6/16/2018	15,000,000	14,804,586	(195,414)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	14,280,658	(719,342)
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	24,547,314	(452,686)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,466,956	(533,044)
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	19,461,033	(538,967)
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	9,751,925	(248,075)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	$20,000,000	$19,380,661	$(619,339)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,659,178	(340,822)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,639,507	(360,493)
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	19,994,305	(5,695)
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	4,999,512	(488)
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	29,915,285	(84,715)
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	5,000,000	4,998,460	(1,540)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	9,953,454	(46,546)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,955,911	(44,089)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,972,399	(27,601)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,937,504	(62,496)
Bank of America	2.3763%	CPI Urban Consumer NSA	2/26/2038	5,000,000	4,996,893	(3,107)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,928,479	(71,521)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,930,593	(69,407)
Bank of America	2.3975%	CPI Urban Consumer NSA	2/12/2033	5,000,000	4,982,769	(17,231)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	9,911,758	(88,242)
Bank of America	2.409%	CPI Urban Consumer NSA	2/6/2038	5,000,000	4,966,669	(33,331)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	37,833,415	(2,166,585)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	28,335,455	(1,664,545)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	37,220,913	(2,779,087)
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	39,971,205	(28,795)
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	29,857,897	(142,103)
Barclays Bank plc	CPI Urban Consumer NSA	1.9785%	11/3/2018	25,000,000	24,857,148	(142,852)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	5/26/2018	$30,000,000	$29,589,480	$(410,520)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,646,934	(353,066)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,479,499	(520,501)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,457,887	(542,113)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,572,094	(427,906)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,103,212	(896,788)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	38,096,436	(1,903,564)
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	9,997,692	(2,308)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,972,320	(27,680)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	9,922,673	(77,327)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	28,148,596	(1,851,404)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,834,619	(1,165,381)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	13,349,489	(1,650,511)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	11,876,039	(3,123,961)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,555,902	(444,098)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	27,364,455	(2,635,545)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,640,264	(1,359,736)
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	9,948,143	(51,857)
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	19,840,309	(159,691)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	33,804,437	(1,195,563)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,193,435	(806,565)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	19,185,915	(814,085)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,447,163	(552,837)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	$15,000,000	$14,465,552	$(534,448)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,652,018	(347,982)
Deutsche Bank AG	CPI Urban Consumer NSA	1.315%	11/18/2018	20,000,000	19,628,765	(371,235)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	28,792,001	(1,207,999)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,522,138	(477,862)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,738,620	(1,261,380)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,433,676	(566,324)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,583,827	(416,173)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,269,151	(730,849)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,542,571	(457,429)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	14,020,019	(979,981)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,537,839	(462,161)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,787,140	(1,212,860)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,686,586	(1,313,414)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,154,240	(845,760)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,399,089	(600,911)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,672,014	(1,327,986)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,599,855	(1,400,145)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,544,583	(1,455,417)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	27,178,983	(2,821,017)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	27,141,540	(2,858,460)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,140,759	(859,241)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,063,345	(936,655)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	$25,000,000	$22,559,885	$(2,440,115)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	12,096,587	(2,903,413)
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	9,851,772	(148,228)
Goldman Sachs	CPI Urban Consumer NSA	1.805%	8/18/2019	10,000,000	9,901,759	(98,241)
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	19,983,378	(16,622)
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	4,994,370	(5,630)
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	9,964,228	(35,772)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,974,411	(25,589)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	28,367,822	(1,632,178)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,904,430	(2,095,570)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,340,571	(659,429)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,637,984	(1,362,016)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,969,091	(2,030,909)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	11,802,717	(3,197,283)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	8,128,996	(1,871,004)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,834,464	(165,536)
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	9,743,391	(256,609)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	34,454,566	(545,434)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,312,977	(687,023)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,174,097	(825,903)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	28,021,097	(1,978,903)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,541,365	(458,635)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	18,313,990	(1,686,010)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	$12,000,000	$10,802,801	$(1,197,199)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,575,117	(1,424,883)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	27,145,286	(2,854,714)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,900,244	(1,099,756)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,207,502	(792,498)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,565,796	(434,204)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,132,985	(867,015)
Merrill Lynch International Bank Ltd.	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,600,513	(399,487)
Merrill Lynch International Bank Ltd.	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,563,653	(436,347)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,319,667	(680,333)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,586,772	(1,413,228)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,275,614	(724,386)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,147,705	(852,295)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,853,679	(1,146,321)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,683,402	(1,316,598)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	18,204,509	(1,795,491)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,615,124	(2,384,876)
Unrealized Depreciation on CPI OTC Swaps						$(102,592,819)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at February 28, 2018:

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	2.245%	3/2/2019	$40,000,000	$40,132,120	$132,120
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	10,000,000	10,519,648	519,648
Credit Suisse	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	36,688,050	1,688,050
Credit Suisse	1.9775%	CPI Urban Consumer NSA	12/14/2019	30,000,000	30,112,541	112,541
Credit Suisse	2.0075%	CPI Urban Consumer NSA	4/28/2020	30,000,000	30,054,762	54,762
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	15,098,927	98,927
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	10,036,634	36,634
Credit Suisse	2.075%	CPI Urban Consumer NSA	1/8/2021	20,000,000	20,077,834	77,834
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	25,039,745	39,745
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/23/2033	5,000,000	5,009,029	9,029
Credit Suisse	2.1275%	CPI Urban Consumer NSA	11/14/2024	60,000,000	60,675,029	675,029
Credit Suisse	2.140%	CPI Urban Consumer NSA	7/20/2029	5,000,000	5,123,356	123,356
Credit Suisse	2.1438%	CPI Urban Consumer NSA	12/14/2026	10,000,000	10,140,404	140,404
Credit Suisse	2.207%	CPI Urban Consumer NSA	1/8/2027	10,000,000	10,089,429	89,429
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	10,062,936	62,936
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	8,051,003	51,003
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/25/2033	5,000,000	5,008,916	8,916
Credit Suisse	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	10,017,147	17,147
Credit Suisse	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	5,002,910	2,910
Unrealized Appreciation on Centrally Cleared CPI Swaps						$3,940,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	CPI Urban Consumer NSA	2.2775%	2/16/2028	$15,000,000	$14,940,961	$(59,039)
Credit Suisse	CPI Urban Consumer NSA	2.0363%	11/21/2022	10,000,000	9,888,754	(111,246)
Credit Suisse	CPI Urban Consumer NSA	2.030%	10/25/2019	10,000,000	9,936,588	(63,412)
Credit Suisse	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	9,849,404	(150,596)
Credit Suisse	CPI Urban Consumer NSA	1.811%	10/3/2018	20,000,000	19,828,119	(171,881)
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	28,851,399	(1,148,601)
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,573,920	(426,080)
Credit Suisse	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,407,152	(592,848)
Credit Suisse	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	14,511,748	(488,252)
Credit Suisse	CPI Urban Consumer NSA	1.390%	11/13/2018	20,000,000	19,686,458	(313,542)
Credit Suisse	2.339%	CPI Urban Consumer NSA	3/14/2029	10,000,000	9,964,387	(35,613)
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	4,999,472	(528)
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	4,978,933	(21,067)
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	4,996,290	(3,710)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	9,987,421	(12,579)
Credit Suisse	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,705,245	(1,294,755)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,984,461	(15,539)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,329,685	(670,315)
Credit Suisse	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	10,842,694	(1,157,306)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,295,540	(704,460)
Unrealized Depreciation on Centrally Cleared CPI Swaps						$(7,441,369)

* Central Clearinghouse: London Clearing House (LCH)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$305,165,296	$—	$305,165,296
Common Stocks
Oil	1,088	14,178	—	15,266
Convertible Bonds
Oil	—	—	835	835
Remaining Industries	—	3,828,100	—	3,828,100
Corporate Bonds	—	466,005,422	—	466,005,422
Floating Rate Loans
Aerospace/Defense	—	139,400	—	139,400
Biotechnology Research & Production	—	1,420,173	1,998,495	3,418,668
Chemicals	—	2,864,338	1,063,808	3,928,146
Computer Hardware	—	3,662,041	—	3,662,041
Computer Software	—	—	833,564	833,564
Containers	—	—	945,352	945,352
Drugs	—	827,131	—	827,131
Electric: Power	—	1,106,249	—	1,106,249
Electrical Equipment	—	—	1,646,632	1,646,632
Entertainment	—	128,758	—	128,758
Health Care Products	—	—	2,157,396	2,157,396
Health Care Services	—	—	42,911	42,911
Investment Management Companies	—	614,887	—	614,887
Lodging	—	—	2,233,775	2,233,775
Machinery: Industrial/Specialty	—	—	414,305	414,305
Manufacturing	—	838,540	—	838,540
Miscellaneous	—	367,616	1,343,910	1,711,526
Office Furniture & Business Equipment	—	—	467,788	467,788
Oil	—	—	303,856	303,856
Oil: Crude Producers	—	316,208	—	316,208
Real Estate Investment Trusts	—	928,060	5,120,000	6,048,060
Retail	—	3,922,233	—	3,922,233
Technology	—	284,856	—	284,856
Foreign Bond	—	—	1,100	1,100
Foreign Government Obligations	—	75,812,948	—	75,812,948
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	35,068,049	—	35,068,049
Government Sponsored Enterprises Pass-Throughs	—	9,688,158	—	9,688,158
Municipal Bonds	—	3,245,544	—	3,245,544
Non-Agency Commercial Mortgage-Backed Securities	—	221,835,966	10,409,029	232,244,995
Preferred Stock	—	127,535	—	127,535
U.S. Treasury Obligation	—	5,991,563	—	5,991,563
Commercial Paper	—	11,901,329	—	11,901,329
Repurchase Agreement	—	33,032,128	—	33,032,128
Total	$1,088	$1,189,136,706	$28,982,756	$1,218,120,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2018

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
CPI Swaps
Assets	$—	$16,296,950	$—	$16,296,950
Liabilities	—	(102,592,819)	—	(102,592,819)
Centrally Cleared CPI Swaps
Assets	—	3,940,420	—	3,940,420
Liabilities	—	(7,441,369)	—	(7,441,369)
Forward Foreign Currency Exchange Contracts
Assets	—	—	—	—
Liabilities	—	(23,065)	—	(23,065)
Futures Contracts
Assets	249,174	—	—	249,174
Liabilities	(95,515)	—	—	(95,515)
Total	$153,659	$(89,819,883)	$—	$(89,666,224)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is indentified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Foreign Bonds	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2017	$7,309,817	$849	$21,234,163	$1,119	$14,761,341
Accrued Discounts (Premiums)	—	—	1,522	—	(193,744)
Realized Gain (Loss)	—	—	20,065	—	—
Change in Unrealized Appreciation (Depreciation)	—	(14)	6,260	(19)	(4,118)
Purchases	—	—	8,218,633	—	—
Sales	—	—	(5,937,197)	—	(6,321)
Transfers in to Level 3	—	—	2,002,049	—	—
Transfers out of Level 3	(7,309,817)	—	(6,973,703)	—	(4,148,129)
Balance as of February 28, 2018	$—	$835	$18,571,792	$1,100	$10,409,029
Change in unrealized appreciation/depreciation for period ended February 28, 2018 related to Level 3 investments held at February 28, 2018	$—	$(14)	$11,318	$(19)	$(4,118)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.81%

Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	11,468,644	$235,337
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	8,351,957	177,813
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	13,232,225	176,915
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	16,314,069	89,075
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	7,097,422	214,413
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	5,820,619	136,959
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	39,278,241	299,300
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(h)	5,231,114	62,355
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(i)	13,194,915	104,240
Lord Abbett Securities Trust-International Equity Fund-Class I(j)	7,308,272	104,654
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	2,557,732	74,251
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(l)	20,612,521	86,779
Total Investments in Underlying Funds (cost $1,712,420,344)		1,762,091
Other Assets in Excess of Liabilities(m) 0.19%		3,424
Net Assets 100.00%		$1,765,515

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek long-term capital appreciation.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(m)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on total return swaps, forward foreign currency exchange contracts, and futures contracts as follows:

Open Total Return Swap Contracts at February 28, 2018:

Swap Counterparty	Referenced Index	Referenced Spread	Units	Position	Termination Date	Notional Amount		Notional Value		Unrealized Appreciation
Goldman Sachs	EURO STOXX BANK INDEX	3 Mo. EURIBOR + 0.27%	229,685	Long	4/10/2018	EUR	30,950,054	EUR	30,970,402	$24,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2018

Open Forward Foreign Currency Exchange Contracts at February 28, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	5/8/2018	5,425,000	$7,757,993	$7,491,062	$266,931
euro	Sell	Bank of America	5/8/2018	14,505,000	18,220,253	17,785,426	434,827
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$701,758

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	5/8/2018	5,425,000	$7,562,119	$7,491,062	$(71,057)
euro	Buy	Standard Chartered Bank	5/8/2018	14,505,000	18,026,379	17,785,426	(240,953)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(312,010)

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-BTP	March 2018	225	Short	EUR	(30,816,257)	EUR	(30,791,250)	$30,508
MSCI EAFE, e-mini	March 2018	1,582	Long		$90,660,567		$93,575,300	2,914,733
Unrealized Appreciation on Futures Contracts								$2,945,241

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	March 2018	183	Long	EUR	29,575,977	EUR	29,177,520	$(486,118)

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,762,091	$—	$—	$1,762,091
Total	$1,762,091	$—	$—	$1,762,091
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$702	$—	$702
Liabilities	—	(312)	—	(312)
Futures Contracts
Assets	2,945	—	—	2,945
Liabilities	(486)	—	—	(486)
Total Return Swap Contracts
Assets	—	25	—	25
Liabilities	—	—	—	—
Total	$2,459	$415	$—	$2,874

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET FOCUSED GROWTH February 28, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.75%

Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	1,825,189	$38,858
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	683,195	9,134
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(d)	2,259,473	29,215
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	2,038,036	61,569
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	506,898	11,927
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	605,169	4,612
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	3,089,828	24,410
Lord Abbett Securities Trust-International Equity Fund-Class I(i)	1,708,474	24,465
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	570,213	16,553
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	1,164,272	4,902
Total Investments in Underlying Funds 99.75% (cost $217,133,570)		225,645
Other Assets in Excess of Liabilities(l) 0.25%		564
Net Assets 100.00%		$226,209

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on total return swaps, forward foreign currency exchange contracts, and futures contracts as follows:

Open Total Return Swap Contracts at February 28, 2018:

Swap Counterparty	Referenced Index	Referenced Spread	Units	Position	Termination Date	Notional Amount		Notional Value		Unrealized Appreciation
Goldman Sachs	EURO STOXX BANK INDEX	3 Mo. EURIBOR + 0.27%	29,179	Long	4/10/2018	EUR	3,931,870	EUR	3,934,455	$3,154

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET FOCUSED GROWTH February 28, 2018

Open Forward Foreign Currency Exchange Contracts at February 28, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	5/8/2018	1,420,000	$2,030,663	$1,960,794	$69,869
euro	Sell	Bank of America	5/8/2018	3,665,000	4,603,738	4,493,870	109,868
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$179,737

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	5/8/2018	1,420,000	$1,979,393	$1,960,794	$(18,599)
euro	Buy	Standard Chartered Bank	5/8/2018	3,665,000	4,554,752	4,493,870	(60,882)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(79,481)

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-BTP	March 2018	29	Short	EUR	(3,971,873)	EUR	(3,968,650)	$3,932
MSCI EAFE, e-mini	March 2018	81	Long		$4,504,783		$4,791,150	286,367
Unrealized Appreciation on Futures Contracts								$290,299

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	March 2018	24	Long	EUR	3,878,817	EUR	3,826,560	$(63,753)

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$225,645	$—	$—	$225,645
Total	$225,645	$—	$—	$225,645
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$180	$—	$180
Liabilities	—	(79)	—	(79)
Futures Contracts
Assets	290	—	—	290
Liabilities	(64)	—	—	(64)
Total Return Swap Contracts
Assets	—	3	—	3
Liabilities	—	—	—	—
Total	$226	$104	$—	$330

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND February 28, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.77%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,091,530	$48,846
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	4,732,172	97,104
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	5,605,085	119,332
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	5,250,540	70,200
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	3,876,639	117,113
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	4,580,269	107,774
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	22,878,371	174,333
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	10,420,119	82,319
Lord Abbett Securities Trust-International Equity Fund-Class I(i)	5,776,977	82,727
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	2,424,775	70,391
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	1,401,813	5,902
Total Investments in Underlying Funds 99.77% (cost $941,560,594)		976,041
Other Assets in Excess of Liabilities(l) 0.23%		2,285
Net Assets 100.00%		$978,326

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on total return swaps, forward foreign currency exchange contracts, and futures contracts as follows:

Open Total Return Swap Contracts at February 28, 2018:

Swap Counterparty	Referenced Index	Referenced Spread	Units	Position	Termination Date	Notional Amount		Notional Value		Unrealized Appreciation
Goldman Sachs	EURO STOXX BANK INDEX	3 Mo. EURIBOR + 0.27%	127,169	Long	4/10/2018	EUR	17,136,023	EUR	17,147,289	$13,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND February 28, 2018

Open Forward Foreign Currency Exchange Contracts at February 28, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	5/8/2018	4,395,000	$6,285,046	$6,068,796	$216,250
euro	Sell	Bank of America	5/8/2018	11,710,000	14,709,353	14,358,313	351,040
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$567,290

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	5/8/2018	4,395,000	$6,126,361	$6,068,796	$(57,565)
euro	Buy	Standard Chartered Bank	5/8/2018	11,710,000	14,552,837	14,358,313	(194,524)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(252,089)

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-BTP	March 2018	125	Short	EUR	(17,120,143)	EUR	(17,106,250)	$16,949
MSCI EAFE, e-mini	March 2018	916	Long		$52,539,256		$54,181,400	1,642,144
Unrealized Appreciation on Futures Contracts								$1,659,093

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	March 2018	102	Long	EUR	16,484,971	EUR	16,262,880	$(270,951)

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$976,041	$—	$—	$976,041
Total	$976,041	$—	$—	$976,041
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$567	$—	$567
Liabilities	—	(252)	—	(252)
Futures Contracts
Assets	1,659	—	—	1,659
Liabilities	(271)	—	—	(271)
Total Return Swap Contracts
Assets	—	14	—	14
Liabilities	—	—	—	—
Total	$1,388	$329	$—	$1,717

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 28, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.36%

Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	6,913,591	$147,190
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	18,473,106	246,986
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	1,533,238	16,298
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	11,948,781	65,240
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(f)	6,690,830	202,130
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(g)	1,121,346	26,385
Lord Abbett Investment Trust-High Yield Fund-Class I(h)	36,648,223	279,260
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(i)	5,578,168	66,492
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(j)	12,058,972	95,266
Lord Abbett Securities Trust-International Equity Fund-Class I(k)	6,739,742	96,513
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(l)	3,424,084	99,401
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(m)	68,809,997	289,690
Total Investments in Underlying Funds (cost $1,591,638,730)		1,630,851
Liabilities in Excess of Other Assets(n) (0.36%)		(5,809)
Net Assets 100.00%		$1,625,042

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek long-term capital appreciation.
(l)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(m)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(n)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on total return swaps, forward foreign currency exchange contracts, and futures contracts as follows:

Open Total Return Swap Contracts at February 28, 2018:

Swap Counterparty	Referenced Index	Referenced Spread	Units	Position	Termination Date	Notional Amount		Notional Value		Unrealized Appreciation
Goldman Sachs	EURO STOXX BANK INDEX	3 Mo. EURIBOR + 0.27%	208,464	Long	4/10/2018	EUR	28,090,524	EUR	28,108,992	$22,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 28, 2018

Open Forward Foreign Currency Exchange Contracts at February 28, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	5/8/2018	4,730,000	$6,764,111	$6,531,377	$232,734
euro	Sell	Bank of America	5/8/2018	12,985,000	16,310,926	15,921,665	389,261
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$621,995

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	5/8/2018	4,730,000	$6,593,331	$6,531,377	$(61,954)
euro	Buy	Standard Chartered Bank	5/8/2018	12,985,000	16,137,368	15,921,665	(215,703)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(277,657)

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-BTP	March 2018	203	Short	EUR	(27,803,111)	EUR	(27,780,550)	$27,525

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	March 2018	165	Long	EUR	26,666,684	EUR	26,307,600	$(438,303)

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,630,851	$—	$—	$1,630,851
Total	$1,630,851	$—	$—	$1,630,851
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$622	$—	$622
Liabilities	—	(278)	—	(278)
Futures Contracts
Assets	28	—	—	28
Liabilities	(438)	—	—	(438)
Total Return Swap Contracts
Assets	—	23	—	23
Liabilities	—	—	—	—
Total	$(410)	$367	$—	$(43)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 88.46%

ASSET-BACKED SECURITIES 31.56%

Automobiles 14.81%

American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	$20		$20,279
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	7		6,925
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	84		82,774
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	76		75,140
AmeriCredit Automobile Receivables Trust 2017-4 C	2.60%	9/18/2023	18		17,713
AmeriCredit Automobile Receivables Trust 2017-4 D	3.08%	12/18/2023	15		14,812
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	50		49,868
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	39		38,218
CarFinance Capital Auto Trust 2014-2A A†	1.44%	11/16/2020	3		2,930
CarFinance Capital Auto Trust 2015-1A A†	1.75%	6/15/2021	17		17,445
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	6		6,233
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	50		48,769
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	25		24,664
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	28		27,631
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	11		10,797
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	32		31,654
CPS Auto Receivables Trust 2017-D C†	3.01%	10/17/2022	100		99,246
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	9		8,583
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	66		66,795
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	45		45,061
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	108		107,779
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	33		32,699
Fifth Third Auto Trust 2017-1 A4	2.03%	7/15/2024	33		32,306
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	9		8,902
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	10		9,879
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	10		9,844
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	10		9,907
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	9		8,966
Ford Credit Auto Owner Trust 2016-A C	2.19%	7/15/2022	50		49,604
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	2		1,965
Huntington Auto Trust 2015-1 B	1.95%	6/15/2021	65		64,843
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	100		100,021
Nissan Auto Receivables Owner Trust 2017-C A3	2.12%	4/18/2022	64		63,351
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	25		24,617
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	65		66,251
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	—	(a)	156
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%	3/16/2020	14		13,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	$6	$5,967
Santander Drive Auto Receivables Trust 2017-2 C	2.79%		8/15/2022	8	7,973
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	5	4,923
Total					1,319,131

Credit Cards 6.81%

BA Credit Card Trust 2016-A1 A	1.978%(1 Mo. LIBOR + 0.39%)	#	10/15/2021	50	50,185
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	50	49,309
Capital One Multi-Asset Execution Trust 2015-A1	1.39%		1/15/2021	21	20,997
Capital One Multi-Asset Execution Trust 2015-A3	1.988%(1 Mo. LIBOR + 0.40%)	#	3/15/2023	13	13,077
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	55	54,910
Chase Issuance Trust 2014-A2 A2	2.77%		3/15/2023	10	10,004
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	52	52,220
Citibank Credit Card Issuance Trust 2014-A5	2.68%		6/7/2023	22	21,966
Discover Card Execution Note Trust 2017-A2 A2	2.39%		7/15/2024	100	98,288
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	28	27,865
World Financial Network Credit Card Master Trust 2012-D B	3.34%		4/17/2023	42	42,131
World Financial Network Credit Card Master Trust 2015-A	2.068%(1 Mo. LIBOR + 0.48%)	#	2/15/2022	20	20,009
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	48	46,476
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	16	15,867
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	29	28,529
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	13	12,796
World Financial Network Credit Card Master Trust 2018-A	3.07%		12/16/2024	42	42,074
Total					606,703

Other 9.94%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	195	194,211
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	18	17,698
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	6	5,643
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	2	1,981
CNH Equipment Trust 2014-C A4	1.65%		9/15/2021	30	29,890
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	41	40,619
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	100	97,995

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%		8/15/2022	$25	$24,788
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 C†	2.68%		6/20/2022	50	50,071
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	88	88,449
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	100	101,118
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	100	99,996
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	94	92,864
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	40	39,876
Total					885,199
Total Asset-Backed Securities (cost $2,829,280)					2,811,033

CORPORATE BONDS 26.73%

Automotive 1.65%

General Motors Financial Co., Inc.	2.40%		5/9/2019	9	8,963
General Motors Financial Co., Inc.	3.15%		6/30/2022	23	22,486
General Motors Financial Co., Inc.	3.20%		7/6/2021	16	15,892
Hyundai Capital America†	2.40%		10/30/2018	25	24,950
Hyundai Capital America†	2.875%		8/9/2018	75	75,080
Total					147,371

Banks: Regional 5.07%

Bank of America Corp.	2.328%	#(b)	10/1/2021	7	6,884
Bank of America Corp.	2.369%	#(b)	7/21/2021	4	3,942
Compass Bank	5.50%		4/1/2020	19	19,839
Goldman Sachs Group, Inc. (The)	2.60%		12/27/2020	10	9,887
Goldman Sachs Group, Inc. (The)	2.625%		1/31/2019	50	50,023
Goldman Sachs Group, Inc. (The)	2.876%	#(b)	10/31/2022	11	10,790
HSBC USA, Inc.	9.30%		6/1/2021	27	32,004
Lloyds Bank plc (United Kingdom)†(c)	6.50%		9/14/2020	100	107,423
Macquarie Group Ltd. (Australia)†(c)	6.00%		1/14/2020	6	6,311
Macquarie Group Ltd. (Australia)†(c)	7.625%		8/13/2019	80	85,255
Santander UK Group Holdings plc (United Kingdom)(c)	3.125%		1/8/2021	80	79,673
Santander UK plc (United Kingdom)(c)	2.50%		3/14/2019	40	39,960
Total					451,991

Building Materials 0.31%

Holcim US Finance Sarl & Cie SCS (Luxembourg)†(c)	6.00%		12/30/2019	4	4,211
Johnson Controls International plc	5.00%		3/30/2020	5	5,222
Martin Marietta Materials, Inc.	2.554%(3 Mo. LIBOR + 0.65%)	#	5/22/2020	8	8,041
Vulcan Materials Co.	2.188%(3 Mo. LIBOR + 0.60%)	#	6/15/2020	10	10,008
Total					27,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 1.07%

Yara International ASA (Norway)†(c)	7.875%		6/11/2019	$90	$95,407

Computer Hardware 0.47%

Dell International LLC/EMC Corp.†	3.48%		6/1/2019	13	13,079
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	27	28,535
Total					41,614

Computer Software 0.19%

Activision Blizzard, Inc.†	6.125%		9/15/2023	16	16,764

Drugs 0.59%

Mylan NV†	3.00%		12/15/2018	24	24,034
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	1.70%		7/19/2019	29	28,306
Total					52,340

Electric: Power 4.17%

Dominion Energy, Inc.	2.962%		7/1/2019	20	20,032
Dominion Energy, Inc.†	1.50%		9/30/2018	40	39,823
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	37	39,896
Entergy Corp.	5.125%		9/15/2020	75	78,595
Florida Power & Light Co.	2.069%(3 Mo. LIBOR + 0.28%)	#	11/6/2020	20	20,000
ITC Holdings Corp.†	5.50%		1/15/2020	30	31,184
NV Energy, Inc.	6.25%		11/15/2020	17	18,459
Pennsylvania Electric Co.	5.20%		4/1/2020	45	46,979
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%		5/1/2021	25	26,385
Puget Energy, Inc.	6.00%		9/1/2021	20	21,792
San Diego Gas & Electric Co.	1.914%		2/1/2022	20	19,462
SCANA Corp.	4.125%		2/1/2022	1	999
SCANA Corp.	4.75%		5/15/2021	4	4,092
SCANA Corp.	6.25%		4/1/2020	4	4,202
Total					371,900

Electrical Equipment 0.20%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375%		1/15/2020	10	9,883
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	8	7,585
Total					17,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services 2.37%

Discover Financial Services	5.20%		4/27/2022	$40	$42,280
E*TRADE Financial Corp.	2.95%		8/24/2022	2	1,951
International Lease Finance Corp.	5.875%		4/1/2019	30	30,983
International Lease Finance Corp.	8.25%		12/15/2020	36	40,608
Jefferies Group LLC	8.50%		7/15/2019	71	76,165
Lazard Group LLC	4.25%		11/14/2020	19	19,614
Total					211,601

Health Care Products 0.64%

Becton Dickinson & Co.	2.881%(3 Mo. LIBOR + 0.88%)	#	12/29/2020	6	6,008
Life Technologies Corp.	6.00%		3/1/2020	48	50,751
Total					56,759

Household Equipment/Products 0.11%

Newell Brands, Inc.	3.85%		4/1/2023	10	9,963

Insurance 0.74%

Liberty Mutual Group, Inc.†	5.00%		6/1/2021	15	15,823
Willis North America, Inc.	7.00%		9/29/2019	42	44,591
WR Berkley Corp.	5.375%		9/15/2020	5	5,291
Total					65,705

Machinery: Agricultural 0.30%

Bunge Ltd. Finance Corp.	8.50%		6/15/2019	25	26,745

Metals & Minerals: Miscellaneous 1.50%

FMG Resources (August 2006) Pty Ltd. (Australia)†(c)	9.75%		3/1/2022	61	67,459
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%		11/15/2021	36	37,819
Glencore Funding LLC†	4.125%		5/30/2023	3	3,049
Goldcorp, Inc. (Canada)(c)	3.625%		6/9/2021	25	25,361
Total					133,688

Metals & Mining: Miscellaneous 0.11%

Southern Copper Corp. (Peru)(c)	5.375%		4/16/2020	9	9,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.06%

Sempra Energy	2.209%(3 Mo. LIBOR + 0.50%)	#	1/15/2021	$5	$5,006

Oil 1.98%

Continental Resources, Inc.	5.00%		9/15/2022	35	35,613
Encana Corp. (Canada)(c)	6.50%		5/15/2019	17	17,726
Motiva Enterprises LLC†	5.75%		1/15/2020	10	10,466
Nexen Energy ULC (Canada)(c)	6.20%		7/30/2019	9	9,399
Noble Energy, Inc.	5.625%		5/1/2021	95	96,613
Phillips 66	2.606%(3 Mo. LIBOR + 0.60%)	#	2/26/2021	2	2,002
Pioneer Natural Resources Co.	7.50%		1/15/2020	4	4,326
Total					176,145

Oil: Crude Producers 3.30%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	25	26,219
Buckeye Partners LP	2.65%		11/15/2018	43	43,017
Buckeye Partners LP	5.50%		8/15/2019	25	25,764
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	2	2,009
Enbridge Energy Partners LP	9.875%		3/1/2019	21	22,447
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875%		3/1/2022	50	53,649
Florida Gas Transmission Co. LLC†	5.45%		7/15/2020	18	18,952
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	10	10,594
MPLX LP	5.50%		2/15/2023	29	29,755
Spectra Energy Partners LP	4.60%		6/15/2021	20	20,842
Sunoco Logistics Partners Operations LP	4.40%		4/1/2021	5	5,158
Texas Eastern Transmission LP†	4.125%		12/1/2020	10	10,271
Western Gas Partners LP	2.60%		8/15/2018	25	24,969
Total					293,646

Real Estate Investment Trusts 1.90%

CBRE Services, Inc.	5.00%		3/15/2023	43	44,103
Healthcare Trust of America Holdings LP	3.375%		7/15/2021	20	20,062
Kilroy Realty LP	6.625%		6/1/2020	40	42,937
Senior Housing Properties Trust	3.25%		5/1/2019	15	15,041
VEREIT Operating Partnership LP	3.00%		2/6/2019	47	47,131
Total					169,274
Total Corporate Bonds (cost $2,398,300)					2,380,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(d) 0.17%

Computer Hardware 0.12%

Dell International LLC Replacement Term Loan A3	3.15%(1 Mo. LIBOR + 1.50%)		12/31/2018	$11	$10,792

Investment Management Companies 0.05%

RPI Finance Trust Term Loan A3	3.443%(3 Mo. LIBOR + 1.75%)		10/14/2021	4	3,948
Total Floating Rate Loans (cost $14,735)					14,740

FOREIGN GOVERNMENT OBLIGATIONS(c) 7.32%

Canada 0.95%

Province of Ontario Canada	2.55%		2/12/2021	85	84,676

Iraq 2.20%

Iraq Government AID Bond	2.149%		1/18/2022	200	196,480

Japan 4.17%

Japan Bank for International Corp.	2.125%		11/16/2020	378	371,101
Total Foreign Government Obligations (cost $661,675)					652,257

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.96%

Government National Mortgage Assoc. 2014-112 A	3.00%	#(e)	1/16/2048	21	20,715
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	6	5,754
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	21	20,347
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	15	14,342
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	15	13,989
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	6	5,788
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	5	4,799
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $88,224)					85,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BOND 0.07%

Miscellaneous

Illinois (cost $6,017)	4.95%		6/1/2023	$6	$6,191

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.26%

BBCMS Mortgage Trust 2017-GLKS B†	2.788%(1 Mo. LIBOR + 1.20%)	#	11/15/2034	20	20,027
BBCMS Mortgage Trust 2017-GLKS C†	2.988%(1 Mo. LIBOR + 1.40%)	#	11/15/2034	20	20,034
BX Trust 2017-APPL D†	3.638%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	15	14,946
BX Trust 2017-SLCT C†	2.988%(1 Mo. LIBOR + 1.40%)	#	7/15/2034	35	35,131
BX Trust 2017-SLCT D†	3.638%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	15	15,061
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	75	75,859
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	77	78,059
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	10	10,181
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(e)	10/15/2034	10	10,153
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393%	#(e)	10/15/2034	1,000	17,979
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78	80,056
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	9	8,988
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	9,914
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	5	5,161
Great Wolf Trust 2017-WOLF D†	3.838%(1 Mo. LIBOR + 2.10%)	#	9/15/2034	30	30,198
Hilton Orlando Trust 2018-ORL A†(f)	2.344%(1 Mo. LIBOR + 0.77%)	#	12/15/2034	28	28,072
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	27,411
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	40	39,453
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	24	23,808
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(e)	10/5/2031	24	23,753
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	3.728%(1 Mo. LIBOR + 2.14%)	#	10/15/2032	34	33,999
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	2.829%(1 Mo. LIBOR + 1.25%)	#	7/15/2034	35	35,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	3.529%(1 Mo. LIBOR + 1.95%)	#	7/15/2034	$20	$20,130
LSTAR Commercial Mortgage Trust 2014-2 A2†	2.767%		1/20/2041	9	8,497
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(e)	4/20/2048	23	22,574
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	8	8,095
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	25	25,212
Motel 6 Trust 2017-MTL6 C†	2.988%(1 Mo. LIBOR + 1.40%)	#	8/15/2034	10	9,945
Motel 6 Trust 2017-MTL6 D†	3.738%(1 Mo. LIBOR + 2.15%)	#	8/15/2034	22	21,925
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	55	53,283
MSCG Trust 2016-SNR A†	3.348%	#(e)	11/15/2034	25	24,499
Stonemont Portfolio Trust 2017-MONT D†	3.644%(1 Mo. LIBOR + 2.05%)	#	8/20/2030	20	20,081
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	9	9,128
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	10	9,921
West Town Mall Trust 2017-KNOX C†	4.346%	#(e)	7/5/2030	15	14,527
West Town Mall Trust 2017-KNOX D†	4.346%	#(e)	7/5/2030	15	14,033
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	10	9,871
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.76%	#(e)	6/15/2045	25	25,401
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	25	24,543
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%		5/15/2045	18	17,493
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	21	20,697
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,013,862)					1,003,248

U.S. TREASURY OBLIGATIONS 10.39%

U.S. Treasury Note	1.625%		12/31/2019	68	67,247
U.S. Treasury Note	1.875%		12/15/2020	140	138,061
U.S. Treasury Note	1.875%		4/30/2022	24	23,321
U.S. Treasury Note	2.25%		2/29/2020	623	622,927
U.S. Treasury Note	2.375%		1/31/2023	9	8,888
U.S. Treasury Note	2.625%		2/28/2023	65	64,935
Total U.S. Treasury Obligations (cost $926,993)					925,379
Total Long-Term Investments (cost $7,939,086)					7,878,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 11.54%

CORPORATE BONDS 7.23%

Automotive 0.17%

Nissan Motor Acceptance Corp.†	2.65%	9/26/2018	$15	$15,009

Banks: Regional 4.78%

Bank of America Corp.	6.875%	4/25/2018	75	75,511
European Investment Bank (Luxembourg)(c)	1.00%	3/15/2018	250	249,936
Morgan Stanley	6.625%	4/1/2018	100	100,357
Total				425,804

Beverages 0.68%

Anheuser-Busch InBev Worldwide, Inc.	7.75%	1/15/2019	58	60,431

Business Services 0.17%

Total System Services, Inc.	2.375%	6/1/2018	15	14,999

Drugs 0.34%

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	1.40%	7/20/2018	30	29,928

Electric: Power 0.17%

E. ON International Finance BV (Netherlands)†(c)	5.80%	4/30/2018	15	15,084

Financial Services 0.17%

International Lease Finance Corp.†	7.125%	9/1/2018	15	15,321

Manufacturing 0.11%

Pentair Finance Sarl (Luxembourg)(c)	2.90%	9/15/2018	10	10,007

Metals & Minerals: Miscellaneous 0.41%

Glencore Funding LLC†	2.125%	4/16/2018	25	24,993
Goldcorp, Inc. (Canada)(c)	2.125%	3/15/2018	12	12,000
Total				36,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.17%

Pioneer Natural Resources Co.	6.875%	5/1/2018	$15	$15,105

Oil: Crude Producers 0.06%

Kinder Morgan, Inc.	7.25%	6/1/2018	5	5,060
Total Corporate Bonds (cost $644,115)				643,741

REPURCHASE AGREEMENT 4.31%

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $405,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $394,897; proceeds: $383,833 (cost $383,828)			384	383,828
Total Short-Term Investments (cost $1,027,943)				1,027,569
Total Investments in Securities 100.00% (cost $8,967,029)				8,906,454
Liabilities in Excess of Cash and Other Assets(g) (0.00%)				(165)
Net Assets 100.00%				$8,906,289

IO	Interest Only.
LIBOR	London Interbank Offered Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2018.
(a)	Amount is less than $1,000.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2018.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Securities purchased on a when-issued basis (See Note 2(f)).
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2018

Credit Default Swaps on Indexes - Sell Protection at February 28, 2018(1):

Referenced Index*	Swap Counterparty	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	$160,000	$159,394	$(1,312)	$706	$(606)
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	78,000	74,343	(4,186)	529	(3,657)
						$(5,498)	$1,235	$(4,263)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,235. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2018	3	Short	$(342,416)	$(341,789)	$627

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2018	4	Long	$850,069	$849,875	$(194)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2018

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,811,033	$—	$2,811,033
Corporate Bonds	—	3,024,044	—	3,024,044
Floating Rate Loans	—	14,740	—	14,740
Foreign Government Obligations	—	652,257	—	652,257
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	85,734	—	85,734
Municipal Bond	—	6,191	—	6,191
Non-Agency Commercial Mortgage-Backed Securities	—	1,003,248	—	1,003,248
U.S. Treasury Obligations	—	925,379	—	925,379
Repurchase Agreement	—	383,828	—	383,828
Total	$—	$8,906,454	$—	$8,906,454
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(4,263)	—	(4,263)
Futures Contracts
Assets	627	—	—	627
Liabilities	(194)	—	—	(194)
Total	$433	$(4,263)	$—	$(3,830)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2017	$119,983
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	$(119,983)
Balance as of February 28, 2018	—
Change in unrealized appreciation/depreciation for period ended February 28, 2018 related to Level 3 investments held at February 28, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.20%

ASSET-BACKED SECURITIES 26.22%

Automobiles 10.22%

Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	$5,259	$5,251,066
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	6,240	6,327,226
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	2,478	2,485,320
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	38,741	38,538,791
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	24,251	23,799,825
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	11,467	11,448,861
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	17,730	17,691,487
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	31,699	31,386,299
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	49,146	48,956,198
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	41,701	41,579,469
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	22,616	22,285,978
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	71,384	70,575,933
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	30,598	30,110,476
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	13,438	13,399,419
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	4,081	4,080,894
Avis Budget Rental Car Funding AESOP LLC 2013-2A†	2.97%	2/20/2020	20,660	20,736,461
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%	7/20/2020	36,257	36,152,395
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	11,729	11,615,713
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	66,406	65,495,966
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	18,282	17,902,747
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	15,267	15,196,215
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	31,135	31,056,639
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	5,035	5,035,115
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	31,505	31,538,547
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,286,112
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	22,166	22,146,379
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	8,021	7,987,826
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	11,817	11,787,261
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	21,996	21,750,204
California Republic Auto Receivables Trust 2017-1 A2	1.55%	11/15/2019	10,301	10,289,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2014-1 E†	4.09%	9/22/2022	$15,500	$15,544,014
Capital Auto Receivables Asset Trust 2014-2 E†	3.62%	12/20/2022	9,250	9,261,597
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	27,434	27,462,608
Capital Auto Receivables Asset Trust 2014-3 E	3.94%	4/20/2023	8,400	8,468,596
Capital Auto Receivables Asset Trust 2015-1 E	4.34%	9/20/2023	66,350	67,020,460
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	25,135	25,115,608
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	23,858,126
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	21,169	21,296,539
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	12,190	12,132,975
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	19,417	19,405,785
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	23,319	23,252,777
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	26,077	25,836,359
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	2,811	2,786,646
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	46,477	46,328,613
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	20,450	20,237,938
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	12,437	12,244,304
CarMax Auto Owner Trust 2015-4 D	3.00%	5/16/2022	3,116	3,109,951
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	9,488	9,482,606
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	46,095	45,623,250
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	45,167	44,054,623
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	10,844	10,820,151
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	23,723	23,403,954
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	18,529	17,909,950
CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	85,966	85,600,369
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	125,334	123,681,885
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	37,114	36,430,973
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	12,944	12,711,149
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	15,857	15,622,186
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	91,078	89,756,977
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	26,082	25,963,727
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	94,169	93,282,192
Chrysler Capital Auto Receivables Trust 2014-BA A4†	1.76%	12/16/2019	4,241	4,239,703
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%	2/18/2020	16,787	16,771,068
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	5,872	5,882,116
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	41,982	41,903,168
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	670	670,901
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	13,845	14,709,831
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	22,015	21,955,774
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	8,261	8,196,930
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	8,345	8,287,610
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	5,431	5,378,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CPS Auto Receivables Trust 2017-D C†	3.01%	10/17/2022	$8,036	$7,975,421
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	10,830	10,862,128
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	1,648	1,651,916
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,900	2,933,377
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	21,749	21,818,218
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	32,431	32,587,314
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	41,590	42,540,240
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	6,617	6,620,489
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	30,853	30,948,527
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	63,705	65,347,028
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	22,001	22,009,376
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	63,065	63,423,588
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	21,109	21,496,004
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	3,410	3,451,074
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	28,162	28,108,444
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	32,160	32,001,454
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	137,019	136,360,843
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	14,904	15,238,908
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	32,444	32,479,912
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	44,046	44,105,312
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	27,116	27,467,521
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	8,720	8,963,803
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	36,610	36,435,326
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	37,187	36,847,821
Fifth Third Auto Trust 2017-1 A4	2.03%	7/15/2024	28,165	27,573,037
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	14,351	14,294,407
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	34,952	34,771,889
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	7,075	7,069,348
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	4,887	4,888,623
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	47,130	47,267,752
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	4,610	4,592,360
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	39,089	38,860,828
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	24,950	24,718,065
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	52,749	52,487,953
Ford Credit Auto Lease Trust 2016-A A3	1.71%	4/15/2019	17,831	17,825,931
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	22,187	22,141,869
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	8,257	7,950,894
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	5,502	5,486,211
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	18,735	18,700,122
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	75,539	75,030,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.488%(1 Mo. LIBOR + 0.90%)	#	3/15/2021	$14,807	$14,932,720
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	17,194	17,062,624
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%		3/15/2019	31,449	31,431,530
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%		12/16/2019	19,741	19,690,215
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	55,811	55,822,586
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	56,589	56,660,970
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%		10/15/2020	42,714	42,420,048
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%		1/15/2021	41,095	40,735,328
OSCAR US Funding Trust V 2016-2A A2A†	2.31%		11/15/2019	1,949	1,945,159
Santander Drive Auto Receivables Trust 2013-5 D	2.73%		10/15/2019	2,171	2,174,648
Santander Drive Auto Receivables Trust 2014-2 E†	3.76%		7/15/2021	27,800	27,988,089
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%		9/15/2021	24,555	24,744,955
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	2,520	2,522,607
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	41,595	42,249,867
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	15,124	15,139,653
Santander Drive Auto Receivables Trust 2015-1 D	3.24%		4/15/2021	6,305	6,344,590
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	1,621	1,621,518
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	34,016	34,103,748
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	28,251	28,377,500
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	28,059	28,386,813
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	18,954	19,318,872
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	19,775	19,742,183
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	312	311,814
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%		8/17/2020	27,018	26,968,165
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	21,825	21,723,261
Santander Drive Auto Receivables Trust 2017-1 D	3.17%		4/17/2023	9,536	9,555,543
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	46,296	46,040,164
Santander Drive Auto Receivables Trust 2017-2 C	2.79%		8/15/2022	59,001	58,804,733
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	68,340	68,854,231
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	15,068	14,976,521
Santander Drive Auto Receivables Trust 2018-1 C	2.96%		3/15/2024	37,842	37,681,050
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	17,476	17,446,841
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	4,862	4,835,995
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	6,273	6,272,097
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%		9/15/2021	10,457	10,449,317
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	6,591	6,617,889
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%		2/15/2022	52,575	51,952,281
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%		9/15/2022	5,943	5,748,845
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	48,079	47,691,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Toyota Auto Receivables Owner Trust 2016-A A3	1.25%		3/16/2020	$24,921	$24,776,805
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	29,100	28,775,212
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	9,440	9,456,057
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	5,684	5,671,771
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	14,251	14,215,719
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	64,230	64,049,077
Westlake Automobile Receivables Trust 2017-2A B†	2.25%		12/15/2020	52,524	52,024,224
World Omni Auto Receivables Trust 2017-A A3	1.93%		9/15/2022	26,916	26,591,358
Total					4,152,837,281

Credit Cards 7.22%

American Express Credit Account Master Trust 2013-1 A	2.008%(1 Mo. LIBOR + 0.42%)	#	2/16/2021	16,050	16,074,637
American Express Credit Account Master Trust 2017-6 A	2.04%		5/15/2023	120,724	118,733,466
American Express Credit Account Master Trust 2017-7 A	2.35%		5/15/2025	93,148	90,994,577
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	186,581	182,930,655
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	35,395	34,906,206
Barclays Dryrock Issuance Trust 2017-1 A	1.918%(1 Mo. LIBOR + 0.33%)	#	3/15/2023	101,590	101,993,343
Barclays Dryrock Issuance Trust 2017-2 A	1.888%(1 Mo. LIBOR + 0.30%)	#	5/15/2023	168,102	168,467,487
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	35,837	35,778,338
Capital One Multi-Asset Execution Trust 2016-A1	2.038%(1 Mo. LIBOR + 0.45%)	#	2/15/2022	115,276	115,701,830
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	21,658	21,276,193
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	187,816	184,713,655
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	98,364	95,984,762
Chase Issuance Trust 2012-A4	1.58%		8/16/2021	14,915	14,709,565
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	19,161	18,877,883
Citibank Credit Card Issuance Trust 2017-A8	1.86%		8/8/2022	139,844	137,048,029
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	9,583	9,437,836
Discover Card Execution Note Trust 2016-A2	2.128%(1 Mo. LIBOR + 0.54%)	#	9/15/2021	42,743	42,952,988
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	107,179	105,220,507
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	125,489	123,373,444
First National Master Note Trust 2017-2 A	2.028%(1 Mo. LIBOR + 0.44%)	#	10/16/2023	123,149	123,460,666
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	114,501	113,886,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Master Credit Card Trust II Series 2016-1A B†	1.93%		9/23/2019	$8,262	$8,259,493
Master Credit Card Trust II Series 2018-1A A†	2.051%(1 Mo. LIBOR + 0.49%)	#	7/22/2024	44,390	44,536,003
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	18,713	18,598,143
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	9,594	9,506,748
Synchrony Credit Card Master Note Trust 2015-2 A	1.60%		4/15/2021	34,904	34,892,876
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	28,252	28,140,009
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	134,727	131,870,990
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	42,808	41,821,088
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	106,811	105,029,403
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	33,423	32,958,515
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	120,485	118,318,330
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	36,807	35,912,851
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	12,912	12,988,440
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	7,680	7,642,894
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	37,818	37,579,728
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	193,189	187,055,442
World Financial Network Credit Card Master Trust 2016-C M	1.98%		8/15/2023	7,444	7,322,704
World Financial Network Credit Card Master Trust 2017-A	2.12%		3/15/2024	116,291	114,655,111
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	101,152	100,310,092
Total					2,933,921,492

Home Equity 0.01%

Meritage Mortgage Loan Trust 2004-2 M3	2.596%(1 Mo. LIBOR + 0.98%)	#	1/25/2035	3,683	3,637,695

Other 8.77%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	28,084	27,985,829
Ally Master Owner Trust 2015-3 A	1.63%		5/15/2020	32,783	32,758,268
Ammc CLO 19 Ltd. 2016-19A A†	3.222%(3 Mo. LIBOR + 1.50%)	#	10/15/2028	21,700	21,979,457
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	2.81%(3 Mo. LIBOR + 1.05%)	#	1/28/2031	34,008	33,996,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	2.81%(3 Mo. LIBOR + 1.05%)	#	1/28/2031	$42,636	$42,709,402
Apidos CLO X 2012-10A A†	3.187%(3 Mo. LIBOR + 1.42%)	#	10/30/2022	700	700,999
Apollo Credit Funding IV Ltd. 4A A1†	3.192%(3 Mo. LIBOR + 1.47%)	#	4/15/2027	16,500	16,634,392
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	2.578%(1 Mo. LIBOR + 0.99%)	#	12/15/2027	47,836	47,869,361
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL1 A†	2.888%(1 Mo. LIBOR + 1.30%)	#	4/15/2027	18,057	18,316,546
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL2 A†	2.578%(1 Mo. LIBOR + 0.99%)	#	8/15/2027	18,704	18,751,830
Ares XXXIII CLO Ltd. 2015-1A A1R†	2.845%(3 Mo. LIBOR + 1.35%)	#	12/5/2025	46,550	46,898,478
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	8,108	8,094,538
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	23,403	23,176,936
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	15,436	15,289,437
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	16,270	16,171,830
Avery Point V CLO Ltd. 2014-5A AR†	2.711%(3 Mo. LIBOR + 0.98%)	#	7/17/2026	15,894	15,908,758
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	26,364	26,353,492
Birchwood Park CLO Ltd. 2014-1A AR†	2.90%(3 Mo. LIBOR + 1.18%)	#	7/15/2026	44,750	44,874,150
BlueMountain CLO Ltd. 2014-4A A1R†	2.829%(3 Mo. LIBOR + 1.35%)	#	11/30/2026	44,100	44,190,555
BlueMountain CLO Ltd. 2015-3A A1†	3.225%(3 Mo. LIBOR + 1.48%)	#	10/20/2027	24,750	25,100,212
Bowman Park CLO Ltd. 2014-1A AR†	3.10%(3 Mo. LIBOR + 1.18%)	#	11/23/2025	55,500	55,607,509
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	2.624%(3 Mo. LIBOR + 0.89%)	#	1/18/2029	34,850	34,934,584
Carlyle Global Market Strategies CLO Ltd. 2014-1A AR†	3.031%(3 Mo. LIBOR + 1.30%)	#	4/17/2025	21,262	21,277,946
Carlyle Global Market Strategies CLO Ltd. 2014-3A A1AR†	2.91%(3 Mo. LIBOR + 1.15%)	#	7/27/2026	10,000	10,006,572
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.922%(3 Mo. LIBOR + 1.20%)	#	10/15/2026	52,600	52,730,006
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	3.23%(3 Mo. LIBOR + 1.47%)	#	4/27/2027	27,975	28,307,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Cavalry CLO IV Ltd. 2014-4A B1R†	3.072%(3 Mo. LIBOR + 1.35%)	#	10/15/2026	$8,467	$8,479,945
Cavalry CLO IV Ltd. 2014-4A B2R†	3.072%(3 Mo. LIBOR + 1.35%)	#	10/15/2026	9,000	9,038,100
Cent CLO Ltd. 2013-17A A1†	3.067%(3 Mo. LIBOR + 1.30%)	#	1/30/2025	17,408	17,424,801
Cent CLO Ltd. 2013-19A A1A†	3.09%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	18,710	18,736,349
CIFC Funding II Ltd. 2014-2A A1LR†	3.144%(3 Mo. LIBOR + 1.20%)	#	5/24/2026	76,220	76,445,474
CIFC Funding V Ltd. 2014-5A A1R†	3.131%(3 Mo. LIBOR + 1.40%)	#	1/17/2027	18,750	18,806,436
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	36,108	35,882,350
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	28,007	27,913,545
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	9,297	9,160,687
Conn’s Receivables Funding LLC 2017-A†	2.73%		7/15/2019	3,408	3,409,200
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	5,443	5,433,419
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	6,570	6,544,847
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	14,775	14,748,425
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	11,474	11,410,296
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	17,909	17,813,465
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	7,328	7,264,685
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	32,602	32,580,183
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	36,871	36,708,550
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	32,196	31,818,782
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	4,254	4,231,964
Dryden 30 Senior Loan Fund 2013-30A AR†	2.659%(3 Mo. LIBOR + 0.82%)	#	11/15/2028	94,976	95,092,013
Dryden 34 Senior Loan Fund 2014-34A A1R†	Zero Coupon	#	10/15/2026	40,475	40,600,339
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.07%(3 Mo. LIBOR + 1.35%)	#	10/15/2027	36,320	36,385,677
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	8,519	8,485,074
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	26,067	25,825,131
Ford Credit Floorplan Master Owner Trust 2015-4 A1	1.77%		8/15/2020	45,145	45,057,703
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	74,609	73,484,866
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	3.13%(3 Mo. LIBOR + 1.37%)	#	10/29/2026	48,850	49,402,059
GreatAmerica Leasing Receivables Funding LLC 2016-1 A3†	1.73%		6/20/2019	12,993	12,973,253
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.138%(1 Mo. LIBOR + 1.55%)	#	3/15/2027	51,810	52,379,993
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	4.338%(1 Mo. LIBOR + 2.75%)	#	3/15/2027	5,711	5,721,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Jamestown CLO VII Ltd. 2015-7A A1R†	2.575%(3 Mo. LIBOR + 0.83%)	#	7/25/2027	$44,247	$44,260,535
Jamestown CLO VII Ltd. 2015-7A A2R†	3.045%(3 Mo. LIBOR + 1.30%)	#	7/25/2027	35,299	35,317,627
Jefferson Mill CLO Ltd. 2015-1A A1†	3.245%(3 Mo. LIBOR + 1.50%)	#	7/20/2027	27,000	27,056,368
JFIN CLO Ltd. 2014-1A B1R†	3.195%(3 Mo. LIBOR + 1.45%)	#	4/21/2025	9,500	9,511,355
LCM XVIII LP-18A A1†	3.255%(3 Mo. LIBOR + 1.51%)	#	4/20/2027	47,000	47,061,410
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	13,408	13,332,229
Magnetite VII Ltd. 2012-7A A1R2†	2.62%(3 Mo. LIBOR + 0.80%)	#	1/15/2028	128,715	128,737,770
Mercedes-Benz Master Owner Trust 2016-BA A†	2.288%(1 Mo. LIBOR + 0.70%)	#	5/17/2021	27,100	27,275,239
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	8,429	8,424,451
Mountain Hawk II CLO Ltd. 2013-2A A1†	2.905%(3 Mo. LIBOR + 1.16%)	#	7/22/2024	8,194	8,202,178
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.934%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	76,450	76,776,350
Mountain View CLO Ltd. 2015-9A A1A†	3.182%(3 Mo. LIBOR + 1.46%)	#	7/15/2027	21,250	21,443,271
Mountain View CLO X Ltd. 2015-10A AR†	2.587%(3 Mo. LIBOR + .82%)	#	10/13/2027	61,081	61,096,857
MP CLO VI Ltd. 2014-2A AR†	2.922%(3 Mo. LIBOR + 1.20%)	#	1/15/2027	16,650	16,667,925
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	12,008	11,738,583
Navient Student Loan Trust 2018-1A A1†	1.751%(1 Mo. LIBOR + 0.19%)	#	3/25/2067	13,502	13,499,562
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	70,279	69,879,351
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	26,669	26,316,937
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	2.024%(1 Mo. LIBOR + 0.36%)	#	2/1/2041	9,850	9,834,325
Northwoods Capital XI Ltd. 2014-11A AR†	2.912%(3 Mo. LIBOR + 1.19%)	#	4/15/2025	28,850	28,878,686
Oaktree CLO Ltd.†	2.615%(3 Mo. LIBOR + 0.87%)	#	10/20/2027	29,033	29,111,543
OCP CLO Ltd. 2015-10A A2AR†	3.053%(3 Mo. LIBOR + 1.30%)	#	10/26/2027	24,351	24,335,320
OCP CLO Ltd. 2015-9A A2R†	3.072%(3 Mo. LIBOR + 1.35%)	#	7/15/2027	25,719	25,762,378
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	3.183%(3 Mo. LIBOR + 1.35%)	#	11/14/2026	118,079	118,377,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

OHA Loan Funding Ltd. 2013-2A A†	2.732%(3 Mo. LIBOR + 1.27%)	#	8/23/2024	$23,444	$23,475,056
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	71,410	71,767,481
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	15,472	15,481,749
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	36,598	37,007,316
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	5,187	5,237,852
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	2,851	2,886,589
Palmer Square Loan Funding Ltd. 2018-1A A1†(a)	Zero Coupon	#	4/15/2026	89,955	89,955,000
Palmer Square Loan Funding Ltd. 2018-1A A2†(a)	Zero Coupon	#	4/15/2026	29,189	29,189,000
Parallel Ltd. 2015-1A AR†	2.595%(3 Mo. LIBOR + 0.85%)	#	7/20/2027	73,583	73,563,832
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	19,317	19,049,510
PFS Financing Corp. 2018-A A†	1.979%(1 Mo. LIBOR + 0.40%)	#	2/15/2022	20,037	20,053,194
PFS Financing Corp. 2018-B A†	2.89%	#	2/15/2023	80,262	80,258,485
Recette CLO Ltd. 2015-1A AR†	2.665%(3 Mo. LIBOR + 0.92%)	#	10/20/2027	8,750	8,751,034
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	32,755	32,344,702
Seneca Park CLO Ltd. 2014-1A AR†	2.851%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	23,650	23,701,027
SLM Private Education Loan Trust 2010-A 2A†	4.838%(1 Mo. LIBOR + 3.25%)	#	5/16/2044	18,939	19,461,955
SLM Student Loan Trust 2011-1 A1	2.141%(1 Mo. LIBOR + 0.52%)	#	3/25/2026	6,660	6,685,209
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	5,026	5,040,357
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	48,945	48,621,328
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	27,660	27,455,941
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	88,416	87,571,473
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	36,043	35,802,346
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	59,650	59,450,817
Sound Point CLO IX Ltd. 2015-2A AR†	2.625%(3 Mo. LIBOR + 0.88%)	#	7/20/2027	13,272	13,297,547
Sound Point CLO XI Ltd. 2016-1A A†	3.395%(3 Mo. LIBOR + 1.65%)	#	7/20/2028	49,000	49,367,338
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	7,461	7,472,728
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	28,581	28,853,574
Thacher Park CLO Ltd. 2014-1A AR†	2.905%(3 Mo. LIBOR + 1.16%)	#	10/20/2026	62,950	63,116,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Tryon Park CLO Ltd. 2013-1A A1†	2.842%(3 Mo. LIBOR + 1.12%)	#	7/15/2025		$5,054	$5,072,214
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.244%(1 Mo. LIBOR + 0.65%)	#	1/20/2022		14,610	14,706,463
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026		8,214	8,162,694
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026		3,071	3,063,680
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027		2,584	2,576,075
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027		4,553	4,538,018
Westgate Resorts LLC 2016-1A A†	3.50%		12/20/2028		30,087	30,083,374
WhiteHorse VIII Ltd. 2014-1A BR†	2.827%(3 Mo. LIBOR + 1.45%)	#	5/1/2026		55,578	55,599,448
Total						3,561,502,413
Total Asset-Backed Securities (cost $10,706,781,980)						10,651,898,881

				Shares (000)
COMMON STOCKS 0.11%

Oil

Chaparral Energy, Inc.*					329	7,733,850
Chaparral Energy, Inc. Class A*					1,565	36,776,396
Dommo Energia SA ADR					5	152,367
Peabody Energy Corp.*					12	281,154
Templar Energy LLC Class A Units					178	244,264
Total Common Stocks (cost $57,009,821)						45,188,031

				Principal Amount (000)
CONVERTIBLE BONDS 0.29%

Electric: Power 0.05%

NRG Yield, Inc.†	3.25%		6/1/2020		$19,456	19,399,111

Energy Equipment & Services 0.01%

SolarCity Corp.	1.625%		11/1/2019		6,257	5,865,111

Oil 0.00%

Dommo Energia SA(b)(c)	1.00%		12/31/2099	BRL	313	118,790	(d)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.23%

VEREIT, Inc.	3.00%	8/1/2018	$63,871	$63,791,161
VEREIT, Inc.	3.75%	12/15/2020	29,318	29,630,970
Total				93,422,131
Total Convertible Bonds (cost $119,908,867)				118,805,143

CORPORATE BONDS 38.79%

Aerospace/Defense 0.21%

Embraer Overseas Ltd.†	5.696%	9/16/2023	21,598	23,190,853
Embraer SA (Brazil)(e)	5.15%	6/15/2022	922	969,944
Harris Corp.	1.999%	4/27/2018	5,625	5,622,833
KLX, Inc.†	5.875%	12/1/2022	28,574	29,538,372
Orbital ATK, Inc.	5.50%	10/1/2023	24,617	25,909,392
Total				85,231,394

Air Transportation 0.23%

Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(e)	5.00%	6/15/2025	6,485	6,743,549
American Airlines 2011-1 Class A Pass-Through Trust	5.25%	7/31/2022	5,691	5,953,831
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	7,881	8,183,949
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	30,247	31,153,303
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	19,659	19,901,168
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	4,020	4,205,987
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	7,201	7,395,964
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	8,348	9,010,734
Total				92,548,485

Apparel 0.00%

William Carter Co. (The)	5.25%	8/15/2021	1,369	1,400,658

Auto Parts: Original Equipment 0.26%

American Axle & Manufacturing, Inc.	6.625%	10/15/2022	68,346	70,738,110
International Automotive Components Group SA (Luxembourg)†(e)	9.125%	6/1/2018	5,029	4,881,273
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	18,774	19,665,765
TI Group Automotive Systems LLC (United Kingdom)†(e)	8.75%	7/15/2023	8,571	9,128,115
Total				104,413,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive 1.77%

Deck Chassis Acquisition, Inc.†	10.00%		6/15/2023	$16,765	$18,357,675
Ford Motor Credit Co. LLC	2.24%		6/15/2018	32,623	32,608,962
Ford Motor Credit Co. LLC	2.979%		8/3/2022	22,750	22,051,626
Ford Motor Credit Co. LLC	3.157%		8/4/2020	37,557	37,433,663
Ford Motor Credit Co. LLC	3.20%		1/15/2021	23,876	23,734,343
Ford Motor Credit Co. LLC	3.339%		3/28/2022	11,370	11,210,307
Ford Motor Credit Co. LLC	5.00%		5/15/2018	23,808	23,933,719
Ford Motor Credit Co. LLC	5.875%		8/2/2021	52,163	56,014,090
Ford Motor Credit Co. LLC	8.125%		1/15/2020	102,503	111,511,479
General Motors Financial Co., Inc.	2.40%		5/9/2019	27,049	26,937,522
General Motors Financial Co., Inc.	3.15%		6/30/2022	71,100	69,511,775
General Motors Financial Co., Inc.	3.20%		7/6/2021	37,649	37,395,609
General Motors Financial Co., Inc.	4.20%		3/1/2021	56,815	58,186,012
General Motors Financial Co., Inc.	4.375%		9/25/2021	58,586	60,317,405
Hyundai Capital America†	1.75%		9/27/2019	32,216	31,556,088
Hyundai Capital America†	2.00%		7/1/2019	3,760	3,709,470
Hyundai Capital America†	2.50%		3/18/2019	15,873	15,793,824
Hyundai Capital America†	3.25%		9/20/2022	23,225	22,826,500
Hyundai Capital Services, Inc. (South Korea)†(e)	3.00%		8/29/2022	56,348	54,793,354
Total					717,883,423

Banks: Regional 9.64%

ABN AMRO Bank NV (Netherlands)†(e)	1.80%		6/4/2018	16,837	16,814,102
ABN AMRO Bank NV (Netherlands)†(e)	1.80%		9/20/2019	47,900	47,228,969
ABN AMRO Bank NV (Netherlands)†(e)	2.10%		1/18/2019	37,572	37,448,576
ABN AMRO Bank NV (Netherlands)(e)	6.25%		4/27/2022	50,962	55,903,377
Associated Banc-Corp.	2.75%		11/15/2019	13,609	13,578,997
Banco de Credito del Peru (Panama)†(e)	2.25%		10/25/2019	4,200	4,150,650
Banco Santander SA (Spain)(e)	3.125%		2/23/2023	29,600	28,869,482
Bangkok Bank PCL (Hong Kong)†(e)	3.30%		10/3/2018	11,000	11,014,982
Bank of America Corp.	2.328%	#(f)	10/1/2021	44,078	43,349,258
Bank of America Corp.	2.369%	#(f)	7/21/2021	27,991	27,586,122
Bank of America Corp.	2.65%		4/1/2019	6,325	6,329,160
Bank of America Corp.†	3.004%	#(f)	12/20/2023	121,599	119,058,227
Bank of America Corp.	5.49%		3/15/2019	73,252	75,260,957
Bank of America Corp.	5.65%		5/1/2018	73,365	73,791,609
Bank of America Corp.	6.875%		4/25/2018	22,714	22,868,744
Bank of America Corp.	6.875%		11/15/2018	10,904	11,255,743
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021	64,766	77,215,627
Barclays plc (United Kingdom)(e)	2.75%		11/8/2019	19,368	19,266,841
BNP Paribas SA (France)†(a)(e)	3.50%		3/1/2023	46,106	46,026,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Capital One NA	3.035%(3 Mo. LIBOR + 1.15%)	#	8/17/2018	$3,700	$3,712,466
CIT Group, Inc.	3.875%		2/19/2019	6,589	6,638,417
Citigroup, Inc.	2.45%		1/10/2020	47,258	46,896,586
Citigroup, Inc.	2.705%(3 Mo. LIBOR + 0.96%)	#	4/25/2022	70,181	71,212,661
Citigroup, Inc.	2.876%	#(f)	7/24/2023	46,599	45,528,100
Citigroup, Inc.	2.90%		12/8/2021	19,680	19,446,765
Citigroup, Inc.	4.05%		7/30/2022	30,148	30,872,963
Citigroup, Inc.	8.50%		5/22/2019	20,811	22,250,858
Compass Bank	2.75%		9/29/2019	22,590	22,463,479
Credit Suisse AG	1.70%		4/27/2018	99,281	99,229,255
Credit Suisse AG	5.40%		1/14/2020	12,022	12,506,542
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(e)	3.125%		12/10/2020	53,551	53,426,846
Discover Bank	3.10%		6/4/2020	1,250	1,248,967
Discover Bank	3.35%		2/6/2023	16,429	16,331,444
Discover Bank	7.00%		4/15/2020	54,715	58,919,185
Discover Bank	8.70%		11/18/2019	24,607	26,770,122
European Investment Bank (Luxembourg)(e)	1.00%		3/15/2018	132,915	132,880,647
European Investment Bank (Luxembourg)(e)	1.25%		5/15/2018	55,696	55,615,818
Fifth Third Bancorp	4.50%		6/1/2018	6,596	6,634,867
Goldman Sachs Group, Inc. (The)	2.60%		12/27/2020	16,733	16,543,159
Goldman Sachs Group, Inc. (The)	2.863%(3 Mo. LIBOR + 1.11%)	#	4/26/2022	53,568	54,307,050
Goldman Sachs Group, Inc. (The)	2.876%	#(f)	10/31/2022	69,717	68,388,619
Goldman Sachs Group, Inc. (The)	2.908%	#(f)	6/5/2023	51,426	50,177,416
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	28,945	30,863,039
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	43,678	45,744,104
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	18,050	19,588,793
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	58,885	62,784,971
Goldman Sachs Group, Inc. (The)	7.50%		2/15/2019	16,710	17,461,535
HBOS plc (United Kingdom)†(e)	6.75%		5/21/2018	260,594	262,909,028
HSBC Bank USA NA	4.875%		8/24/2020	42,819	44,587,783
Huntington Bancshares, Inc.	7.00%		12/15/2020	19,171	21,132,727
Industrial & Commercial Bank of China Ltd.	2.541%(3 Mo. LIBOR + 0.75%)	#	11/8/2020	23,179	23,185,190
ING Bank NV (Netherlands)†(e)	2.75%		3/22/2021	8,472	8,375,348
ING Bank NV (Netherlands)(e)	4.125%	#(f)	11/21/2023	35,897	36,184,427
Intesa Sanpaolo SpA (Italy)†(e)	3.375%		1/12/2023	18,204	17,853,324
Intesa Sanpaolo SpA (Italy)(e)	3.875%		1/15/2019	108,807	109,879,684
Intesa Sanpaolo SpA (Italy)†(e)	6.50%		2/24/2021	71,493	77,662,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Itau Unibanco Holding SA†	2.85%		5/26/2018	$33,373	$33,414,049
Lloyds Bank plc (United Kingdom)†(e)	6.50%		9/14/2020	35,230	37,845,024
Macquarie Group Ltd. (Australia)†(e)	6.00%		1/14/2020	23,234	24,438,992
Macquarie Group Ltd. (Australia)†(e)	7.625%		8/13/2019	15,062	16,051,338
Manufacturers & Traders Trust Co.	2.646%(3 Mo. LIBOR + 0.64%)	#	12/1/2021	15,000	14,997,018
Manufacturers & Traders Trust Co.	2.863%(1 Mo. LIBOR + 1.22%)	#	12/28/2020	11,696	11,702,315
Morgan Stanley	2.633%(3 Mo. LIBOR + 0.80%)	#	2/14/2020	46,830	47,054,003
Morgan Stanley	2.925%(3 Mo. LIBOR + 1.18%)	#	1/20/2022	47,070	47,923,164
Morgan Stanley	4.875%		11/1/2022	29,889	31,546,088
Morgan Stanley	5.50%		7/24/2020	30,665	32,434,870
Morgan Stanley	5.625%		9/23/2019	41,508	43,279,284
Morgan Stanley	6.625%		4/1/2018	36,125	36,254,072
Morgan Stanley	7.30%		5/13/2019	79,719	83,915,534
National Savings Bank (Sri Lanka)†(e)	8.875%		9/18/2018	14,600	14,975,950
NBK SPC Ltd. (United Arab Emirates)†(e)	2.75%		5/30/2022	32,710	31,648,691
Nordea Bank AB (Sweden)†(e)	4.875%		5/13/2021	55,358	57,759,862
Popular, Inc.	7.00%		7/1/2019	17,102	17,700,570
QNB Finansbank AS (Turkey)†(e)	6.25%		4/30/2019	19,403	19,909,030
Regions Bank	2.25%		9/14/2018	6,526	6,520,935
Regions Bank	7.50%		5/15/2018	19,610	19,815,358
Royal Bank of Scotland Group plc (United Kingdom)(e)	3.498%	#(f)	5/15/2023	51,464	50,753,995
Royal Bank of Scotland Group plc (United Kingdom)(e)	6.125%		12/15/2022	14,683	15,675,252
Santander UK Group Holdings plc (United Kingdom)(e)	2.875%		10/16/2020	20,189	20,039,561
Santander UK Group Holdings plc (United Kingdom)(e)	2.875%		8/5/2021	82,151	80,538,376
Santander UK Group Holdings plc (United Kingdom)(e)	3.125%		1/8/2021	22,232	22,141,027
Santander UK Group Holdings plc (United Kingdom)(e)	3.373%	#(f)	1/5/2024	36,966	36,359,033
Santander UK Group Holdings plc (United Kingdom)(e)	3.571%		1/10/2023	10,274	10,201,387
Santander UK plc (United Kingdom)(e)	2.00%		8/24/2018	15,190	15,168,512
Santander UK plc (United Kingdom)(e)	2.50%		3/14/2019	83,538	83,454,587
Santander UK plc (United Kingdom)(e)	3.05%		8/23/2018	23,292	23,366,380
Sberbank of Russia Via SB Capital SA (Luxembourg)(e)	4.15%		3/6/2019	90,911	91,683,743
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(e)	5.875%		6/24/2020	29,122	30,763,491
SVB Financial Group	5.375%		9/15/2020	6,523	6,913,392
Turkiye Halk Bankasi AS (Turkey)†(e)	3.875%		2/5/2020	14,107	13,567,915
Turkiye Halk Bankasi AS (Turkey)†(e)	4.75%		6/4/2019	32,806	32,605,063
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	3.75%		4/15/2018	6,700	6,705,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.625%		5/30/2022	$23,009	$22,877,734
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.75%		1/30/2023	28,476	28,024,655
UBS AG	7.625%		8/17/2022	22,765	25,952,100
UBS AG (United Kingdom)†(e)	2.45%		12/1/2020	45,415	44,755,211
UBS Group Funding Switzerland AG (Switzerland)†(e)	2.65%		2/1/2022	33,544	32,691,808
UBS Group Funding Switzerland AG (Switzerland)†(e)	2.859%	#(f)	8/15/2023	10,282	10,004,342
UBS Group Funding Switzerland AG (Switzerland)†(e)	3.14%(3 Mo. LIBOR + 1.22%)	#	5/23/2023	37,578	38,380,065
UBS Group Funding Switzerland AG (Switzerland)†(e)	3.491%		5/23/2023	19,104	19,135,176
Wells Fargo & Co.	2.55%		12/7/2020	6,839	6,758,538
Wells Fargo & Co.	3.069%		1/24/2023	70,995	70,032,443
Wilmington Trust Corp.	8.50%		4/2/2018	10,871	10,925,901
Total					3,915,894,314

Beverages 0.00%

Beam Suntory, Inc.	1.75%		6/15/2018	811	809,429

Biotechnology Research & Production 0.02%

Baxalta, Inc.	2.438%(3 Mo. LIBOR + 0.78%)	#	6/22/2018	1,700	1,702,487
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	8,109	8,200,226
Total					9,902,713

Building Materials 0.46%

Atrium Windows & Doors, Inc.†	7.75%		5/1/2019	9,664	9,784,800
Boral Finance Pty Ltd. (Australia)†(e)	3.00%		11/1/2022	13,924	13,648,736
Cemex SAB de CV (Mexico)†(e)	6.472%(3 Mo. LIBOR + 4.75%)	#	10/15/2018	4,000	4,077,200
CPG Merger Sub LLC†	8.00%		10/1/2021	32,161	33,286,635
Griffon Corp.	5.25%		3/1/2022	44,219	44,495,369
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(e)	6.00%		12/30/2019	23,834	25,091,423
Johnson Controls International plc	5.00%		3/30/2020	225	234,998
Martin Marietta Materials, Inc.	2.554%(3 Mo. LIBOR + 0.65%)	#	5/22/2020	7,786	7,826,105
Martin Marietta Materials, Inc.	6.60%		4/15/2018	22,542	22,663,364
Ply Gem Industries, Inc.	6.50%		2/1/2022	19,822	20,646,199
Summit Materials LLC/Summit Materials Finance Corp.	6.125%		7/15/2023	3,156	3,266,460
Summit Materials LLC/Summit Materials Finance Corp.	8.50%		4/15/2022	930	1,021,107
Total					186,042,396

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.41%

APX Group, Inc.	8.75%		12/1/2020	$82,076	$82,896,760
Chicago Parking Meters LLC†	5.489%		12/30/2020	23,478	23,485,137
HPHT Finance 15 Ltd.†	2.25%		3/17/2018	17,500	17,495,621
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%		5/15/2023	37,668	41,105,205
Verisk Analytics, Inc.	4.875%		1/15/2019	2,325	2,369,453
Total					167,352,176

Chemicals 0.84%

Blue Cube Spinco, Inc.	9.75%		10/15/2023	49,212	57,331,980
Braskem Netherlands Finance BV (Netherlands)†(e)	3.50%		1/10/2023	14,085	13,662,450
Celanese US Holdings LLC	5.875%		6/15/2021	48,400	52,110,040
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.00%		7/19/2020	20,000	19,701,680
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.50%		7/19/2022	19,800	19,244,194
Equate Petrochemical BV (Netherlands)†(e)	3.00%		3/3/2022	11,400	11,066,094
GCP Applied Technologies, Inc.†	9.50%		2/1/2023	9,719	10,678,751
Tronox Finance LLC†	7.50%		3/15/2022	10,202	10,610,080
Westlake Chemical Corp.	4.875%		5/15/2023	71,301	73,194,042
Yara International ASA (Norway)†(e)	7.875%		6/11/2019	71,524	75,820,671
Total					343,419,982

Coal 0.07%

Eterna Capital Pte Ltd. PIK 6.00% (Singapore)(e)	6.00%		12/11/2022	18,512	19,838,694
Peabody Energy Corp.†	6.00%		3/31/2022	7,563	7,780,436
Total					27,619,130

Computer Hardware 0.47%

Dell International LLC/EMC Corp.†	3.48%		6/1/2019	29,515	29,694,475
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	55,056	58,185,541
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	79,005	80,689,004
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	19,099	19,576,475
Hewlett Packard Enterprise Co.	3.626%(3 Mo. LIBOR + 1.93%)	#	10/5/2018	700	707,142
HT Global IT Solutions Holdings Ltd. (Mauritius)†(e)	7.00%		7/14/2021	2,600	2,726,870
Total					191,579,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.54%

Activision Blizzard, Inc.†	6.125%	9/15/2023	$47,809	$50,090,153
Dun & Bradstreet Corp. (The)	4.25%	6/15/2020	2,203	2,237,166
First Data Corp.†	5.75%	1/15/2024	29,240	29,861,350
First Data Corp.†	7.00%	12/1/2023	47,078	49,608,442
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	30,817	31,471,861
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	48,444	54,635,143
Total				217,904,115

Construction/Homebuilding 0.23%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	7,197	7,322,948
Brookfield Residential Properties, Inc. (Canada)†(e)	6.50%	12/15/2020	51,305	52,367,013
Century Communities, Inc.	6.875%	5/15/2022	13,750	14,318,700
D.R. Horton, Inc.	3.75%	3/1/2019	400	403,208
D.R. Horton, Inc.	4.00%	2/15/2020	500	511,077
M/I Homes, Inc.	6.75%	1/15/2021	3,384	3,502,440
William Lyon Homes, Inc.	5.75%	4/15/2019	1,890	1,904,175
William Lyon Homes, Inc.	7.00%	8/15/2022	11,616	11,935,440
Total				92,265,001

Containers 0.16%

OI European Group BV (Netherlands)†(e)	4.00%	3/15/2023	10,619	10,300,430
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	405	410,174
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	53,279	54,077,814
WestRock RKT Co.	4.45%	3/1/2019	1,280	1,303,092
Total				66,091,510

Drugs 0.44%

Bayer US Finance LLC†	2.375%	10/8/2019	18,242	18,095,055
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	10,728	11,532,600
Mylan, Inc.	2.55%	3/28/2019	37,859	37,742,822
Mylan, Inc.	2.60%	6/24/2018	25,642	25,646,714
Teva Pharmaceutical Finance Co. BV (Curacao)(e)	3.65%	11/10/2021	6,532	6,260,291
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	1.40%	7/20/2018	29,173	29,102,667
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	1.70%	7/19/2019	28,375	27,696,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	2.20%	7/21/2021	$24,065	$22,318,913
Total				178,395,331

Electric: Power 1.83%

AES Corp. (The)	4.875%	5/15/2023	23,223	23,542,316
Dominion Energy, Inc.	2.962%	7/1/2019	20,895	20,928,824
Dominion Energy, Inc.	4.104%	4/1/2021	60,731	62,340,722
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	15,369	16,739,358
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	22,473	24,232,148
Dynegy, Inc.	6.75%	11/1/2019	16,579	16,976,896
E. ON International Finance BV (Netherlands)†(e)	5.80%	4/30/2018	9,990	10,046,224
Emera US Finance LP	2.15%	6/15/2019	2,619	2,594,714
Enel Finance International NV (Netherlands)†(e)	2.75%	4/6/2023	37,000	35,805,092
Enel Finance International NV (Netherlands)†(e)	2.875%	5/25/2022	85,202	83,650,567
Exelon Generation Co. LLC	3.40%	3/15/2022	5,404	5,418,837
Exelon Generation Co. LLC	4.25%	6/15/2022	1,921	1,985,629
Jersey Central Power & Light Co.	7.35%	2/1/2019	6,525	6,783,586
Metropolitan Edison Co.	7.70%	1/15/2019	17,888	18,692,163
Ohio Power Co.	6.05%	5/1/2018	3,320	3,339,552
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	4,368	4,574,537
Origin Energy Finance Ltd. (Australia)†(e)	3.50%	10/9/2018	91,966	92,275,826
Origin Energy Finance Ltd. (Australia)†(e)	5.45%	10/14/2021	12,011	12,776,230
Pennsylvania Electric Co.	5.20%	4/1/2020	2,065	2,155,794
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(e)	5.375%	5/1/2021	29,122	30,735,875
PSEG Power LLC	2.45%	11/15/2018	1,598	1,598,684
PSEG Power LLC	4.15%	9/15/2021	1,165	1,198,166
PSEG Power LLC	5.125%	4/15/2020	2,486	2,598,153
Public Service Co. of New Mexico	7.95%	5/15/2018	25,511	25,805,311
Puget Energy, Inc.	6.00%	9/1/2021	30,225	32,933,103
SCANA Corp.	4.125%	2/1/2022	27,470	27,440,161
SCANA Corp.	4.75%	5/15/2021	63,828	65,288,842
SCANA Corp.	6.25%	4/1/2020	34,506	36,252,591
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	56,020	55,151,488
TECO Finance, Inc.	5.15%	3/15/2020	9,306	9,682,512
TransAlta Corp. (Canada)(e)	6.90%	5/15/2018	8,742	8,815,443
Total				742,359,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.71%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375%	1/15/2020	$56,407	$55,743,641
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	55,592	52,709,608
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%	1/15/2022	33,073	32,393,827
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.125%	6/1/2021	88,346	90,130,589
NXP BV/NXP Funding LLC (Netherlands)†(e)	5.75%	3/15/2023	55,423	57,190,994
Total				288,168,659

Electrical: Household 0.13%

General Cable Corp.	5.75%	10/1/2022	52,789	54,504,643

Electronics 0.14%

Arrow Electronics, Inc.	3.00%	3/1/2018	7,210	7,210,000
PerkinElmer, Inc.	5.00%	11/15/2021	8,335	8,848,323
Tech Data Corp.	3.70%	2/15/2022	40,828	40,584,966
Total				56,643,289

Entertainment 0.38%

Eldorado Resorts, Inc.	7.00%	8/1/2023	8,846	9,387,817
Scientific Games International, Inc.	6.25%	9/1/2020	24,837	25,085,370
Scientific Games International, Inc.	6.625%	5/15/2021	26,158	27,136,309
Scientific Games International, Inc.	10.00%	12/1/2022	65,604	71,393,553
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	10,003	10,153,045
WMG Acquisition Corp.†	5.625%	4/15/2022	3,000	3,078,750
WMG Acquisition Corp.†	6.75%	4/15/2022	7,252	7,546,613
Total				153,781,457

Financial Services 2.23%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.75%	5/15/2019	9,612	9,701,348
Discover Financial Services	5.20%	4/27/2022	33,523	35,433,626
E*TRADE Financial Corp.	2.95%	8/24/2022	13,988	13,644,168
International Lease Finance Corp.	5.875%	4/1/2019	47,301	48,851,753
International Lease Finance Corp.	6.25%	5/15/2019	60,960	63,252,826
International Lease Finance Corp.†	7.125%	9/1/2018	80,980	82,713,098
International Lease Finance Corp.	8.25%	12/15/2020	95,118	107,292,343
International Lease Finance Corp.	8.625%	1/15/2022	1,685	1,991,495
Jefferies Group LLC	8.50%	7/15/2019	141,203	151,476,305
Lazard Group LLC	4.25%	11/14/2020	28,780	29,709,701
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	34,831	35,701,949
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	30,904	31,734,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%		5/1/2019	$37,693	$38,597,632
Navient Corp.	4.875%		6/17/2019	25,980	26,337,225
Navient Corp.	5.00%		10/26/2020	48,088	48,508,770
Navient Corp.	5.50%		1/15/2019	41,385	42,096,822
Navient Corp.	5.875%		3/25/2021	8,583	8,872,676
Navient Corp.	6.625%		7/26/2021	41,546	43,519,435
Navient Corp.	8.00%		3/25/2020	9,536	10,239,280
OneMain Financial Holdings LLC†	7.25%		12/15/2021	66,508	69,135,066
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	5,390	5,662,734
Total					904,472,797

Food 0.54%

JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%		6/1/2021	109,608	111,526,140
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%		2/1/2020	55,686	55,836,352
Smithfield Foods, Inc.†	2.70%		1/31/2020	14,159	14,016,395
Smithfield Foods, Inc.†	3.35%		2/1/2022	8,450	8,310,658
Want Want China Finance Ltd. (China)†(e)	1.875%		5/14/2018	28,822	28,760,264
Total					218,449,809

Health Care Products 0.24%

Becton Dickinson & Co.	2.881%(3 Mo. LIBOR + 0.88%)	#	12/29/2020	26,455	26,489,582
Life Technologies Corp.	5.00%		1/15/2021	39,053	40,879,483
Life Technologies Corp.	6.00%		3/1/2020	25,162	26,604,286
Zimmer Biomet Holdings, Inc.	4.625%		11/30/2019	4,500	4,639,917
Total					98,613,268

Health Care Services 0.55%

Acadia Healthcare Co., Inc.	6.125%		3/15/2021	15,207	15,549,157
Centene Corp.	5.625%		2/15/2021	44,915	46,094,019
Eagle Holding Co. II LLC PIK 8.375%†	7.625%		5/15/2022	18,376	18,422,124
Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	16,485	16,815,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	$22,920	$24,736,979
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	4,469	4,757,801
Kindred Healthcare, Inc.	6.375%	4/15/2022	4,582	4,662,185
Kindred Healthcare, Inc.	8.00%	1/15/2020	29,137	31,285,854
Kindred Healthcare, Inc.	8.75%	1/15/2023	20,994	22,568,550
Universal Health Services, Inc.†	3.75%	8/1/2019	15,346	15,518,643
Universal Health Services, Inc.†	4.75%	8/1/2022	23,151	23,498,265
Total				223,909,494

Household Equipment/Products 0.04%

Newell Brands, Inc.	3.85%	4/1/2023	8,254	8,223,611
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	5,828	6,119,400
Total				14,343,011

Insurance 0.28%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	18,805	19,604,213
CNA Financial Corp.	5.875%	8/15/2020	9,681	10,325,267
HUB International Ltd.†	7.875%	10/1/2021	15,308	15,805,510
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	10,521	11,098,365
Lincoln National Corp.	7.00%	3/15/2018	733	734,126
Lincoln National Corp.	8.75%	7/1/2019	5,831	6,293,833
Protective Life Corp.	7.375%	10/15/2019	12,694	13,589,524
Willis North America, Inc.	7.00%	9/29/2019	33,915	36,007,064
WR Berkley Corp.	5.375%	9/15/2020	1,000	1,058,210
Total				114,516,112

Leasing 0.03%

DAE Funding LLC†	4.00%	8/1/2020	14,012	13,801,820

Leisure 0.23%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	31,486	33,139,015
NCL Corp. Ltd.†	4.75%	12/15/2021	14,048	14,381,640
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	44,194	47,548,668
Total				95,069,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.07%

Hyatt Hotels Corp.†	6.875%	8/15/2019	$5,030	$5,310,639
Studio City Co., Ltd. (Macau)(e)	7.25%	11/30/2021	1,722	1,814,557
Studio City Co., Ltd. (Macau)†(e)	7.25%	11/30/2021	7,152	7,536,420
Studio City Finance Ltd. (Hong Kong)†(e)	8.50%	12/1/2020	2,740	2,808,500
Wyndham Worldwide Corp.	2.50%	3/1/2018	9,092	9,092,000
Total				26,562,116

Machinery: Agricultural 0.21%

BAT International Finance plc (United Kingdom)†(e)	1.85%	6/15/2018	6,344	6,328,564
Bunge Ltd. Finance Corp.	8.50%	6/15/2019	1,361	1,455,973
Viterra, Inc. (Canada)†(e)	5.95%	8/1/2020	73,339	77,967,623
Total				85,752,160

Machinery: Industrial/Specialty 0.14%

CNH Industrial Capital LLC	4.375%	4/5/2022	37,237	38,154,520
CNH Industrial Capital LLC	4.875%	4/1/2021	9,163	9,533,185
Kennametal, Inc.	2.65%	11/1/2019	9,826	9,749,093
Total				57,436,798

Manufacturing 0.43%

American Outdoor Brands Corp.†	5.00%	7/15/2018	2,100	2,094,750
Bombardier, Inc. (Canada)†(e)	6.125%	1/15/2023	37,973	38,257,797
Bombardier, Inc. (Canada)†(e)	7.50%	12/1/2024	9,197	9,576,376
Bombardier, Inc. (Canada)†(e)	8.75%	12/1/2021	68,708	75,664,685
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	30,783	31,345,713
Pentair Finance Sarl (Luxembourg)(e)	2.65%	12/1/2019	2,245	2,228,261
Pentair Finance Sarl (Luxembourg)(e)	2.90%	9/15/2018	16,201	16,213,172
Total				175,380,754

Media 1.34%

Altice Financing SA (Luxembourg)†(e)	6.625%	2/15/2023	37,092	37,138,365
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020	70,435	70,611,088
Cox Communications, Inc.†	2.95%	6/30/2023	4,634	4,466,426
Cox Communications, Inc.†	3.25%	12/15/2022	37,285	37,164,587
CSC Holdings LLC†	10.125%	1/15/2023	74,616	83,390,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Media (continued)

DISH DBS Corp.	6.75%	6/1/2021		$7,463	$7,686,890
Myriad International Holdings BV (Netherlands)†(e)	6.00%	7/18/2020		44,159	46,594,722
NBCUniversal Enterprise, Inc.†	5.25%	—	(g)	99,615	102,852,487
SFR Group SA (France)†(e)	6.00%	5/15/2022		46,550	45,386,250
Sky plc (United Kingdom)†(e)	9.50%	11/15/2018		15,953	16,724,631
Time Warner Cable LLC	8.25%	4/1/2019		28,012	29,579,696
Time Warner Cable LLC	8.75%	2/14/2019		25,110	26,467,984
Viacom, Inc.	2.75%	12/15/2019		9,653	9,615,676
Viacom, Inc.	5.625%	9/15/2019		3,000	3,124,608
Virgin Media Finance plc (United Kingdom)†(e)	6.375%	4/15/2023		23,772	24,485,160
Total					545,289,412

Metal Fabricating 0.04%

Zekelman Industries, Inc.†	9.875%	6/15/2023		14,188	15,642,270

Metals & Minerals: Miscellaneous 2.03%

Aleris International, Inc.†	9.50%	4/1/2021		37,803	39,834,911
Anglo American Capital plc (United Kingdom)†(e)	3.625%	5/14/2020		23,450	23,589,167
Anglo American Capital plc (United Kingdom)†(e)	4.125%	4/15/2021		31,002	31,612,274
Anglo American Capital plc (United Kingdom)†(e)	4.125%	9/27/2022		9,305	9,467,177
Ausdrill Finance Pty Ltd. (Australia)†(e)	6.875%	11/1/2019		24,701	25,096,216
Century Aluminum Co.†	7.50%	6/1/2021		18,650	19,209,500
Eldorado Gold Corp. (Canada)†(e)	6.125%	12/15/2020		25,262	24,630,450
First Quantum Minerals Ltd. (Canada)†(e)	7.00%	2/15/2021		19,426	20,069,486
FMG Resources (August 2006) Pty Ltd. (Australia)†(e)	9.75%	3/1/2022		211,604	234,010,747
Freeport-McMoRan, Inc.	6.75%	2/1/2022		7,549	7,803,779
Freeport-McMoRan, Inc.	6.875%	2/15/2023		13,120	14,202,400
Glencore Finance Canada Ltd. (Canada)†(e)	4.25%	10/25/2022		50,575	52,155,581
Glencore Finance Canada Ltd. (Canada)†(e)	4.95%	11/15/2021		40,220	42,252,606
Glencore Funding LLC†	3.00%	10/27/2022		8,392	8,193,277
Glencore Funding LLC†	3.125%	4/29/2019		35,019	35,115,302
Glencore Funding LLC†	4.125%	5/30/2023		8,384	8,519,904
Goldcorp, Inc. (Canada)(e)	2.125%	3/15/2018		12,741	12,740,978
Goldcorp, Inc. (Canada)(e)	3.625%	6/9/2021		61,201	62,084,201
Hecla Mining Co.	6.875%	5/1/2021		19,472	19,885,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Hudbay Minerals, Inc. (Canada)†(e)	7.25%		1/15/2023	$18,392	$19,633,460
Joseph T Ryerson & Son, Inc.†	11.00%		5/15/2022	17,741	19,796,295
Lundin Mining Corp. (Canada)†(e)	7.875%		11/1/2022	7,142	7,588,375
New Gold, Inc. (Canada)†(e)	6.25%		11/15/2022	41,391	42,632,730
Newmont Mining Corp.	5.125%		10/1/2019	43,911	45,366,267
Total					825,490,863

Natural Gas 0.19%

CenterPoint Energy Resources Corp.	4.50%		1/15/2021	20,495	21,216,825
National Fuel Gas Co.	3.75%		3/1/2023	5,569	5,538,925
National Fuel Gas Co.	4.90%		12/1/2021	9,218	9,582,164
National Fuel Gas Co.	7.395%		3/30/2023	4,000	4,597,912
NiSource, Inc.	6.80%		1/15/2019	403	416,933
Questar Gas Co.	5.31%		3/15/2018	6,713	6,719,146
Sempra Energy	2.209%(3 Mo. LIBOR + 0.50%)	#	1/15/2021	25,742	25,772,675
Sempra Energy	6.15%		6/15/2018	1,555	1,571,937
Southern Star Central Corp.†	5.125%		7/15/2022	1,000	1,025,000
Total					76,441,517

Office Furniture & Business Equipment 0.01%

Xerox Corp.	3.625%		3/15/2023	4,365	4,268,354

Oil 3.84%

Afren plc (United Kingdom)†(b)(e)	6.625%		12/9/2020	8,099	26,971
Afren plc (United Kingdom)†(b)(e)	10.25%		4/8/2019	11,027	36,720
Afren plc (United Kingdom)†(b)(e)	11.50%		2/1/2016	16,833	56,054
Anadarko Holding Co.	7.05%		5/15/2018	16,515	16,616,925
Anadarko Petroleum Corp.	4.85%		3/15/2021	41,411	43,239,513
Anadarko Petroleum Corp.	6.95%		6/15/2019	4,910	5,161,041
Anadarko Petroleum Corp.	8.70%		3/15/2019	1,647	1,743,744
Antero Resources Corp.	5.125%		12/1/2022	9,789	9,923,599
Apache Corp.	6.90%		9/15/2018	1,000	1,021,195
Bill Barrett Corp.	7.00%		10/15/2022	5,560	5,587,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Canadian Oil Sands Ltd. (Canada)†(e)	7.75%		5/15/2019	$10,284	$10,813,763
Canadian Oil Sands Ltd. (Canada)†(e)	9.40%		9/1/2021	2,206	2,594,988
Carrizo Oil & Gas, Inc.	6.25%		4/15/2023	21,844	22,007,830
Carrizo Oil & Gas, Inc.	7.50%		9/15/2020	18,256	18,643,940
Cenovus Energy, Inc. (Canada)(e)	5.70%		10/15/2019	4,445	4,614,716
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(e)	4.50%		10/3/2023	13,200	13,687,885
CNOOC Finance 2013 Ltd. (Hong Kong)(e)	1.75%		5/9/2018	35,640	35,599,656
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(e)	2.625%		5/5/2020	41,367	41,023,948
CNX Resources Corp.	8.00%		4/1/2023	33,760	35,827,800
CNX Resources Corp.	5.875%		4/15/2022	17,831	17,975,877
Continental Resources, Inc.	5.00%		9/15/2022	118,640	120,716,200
Devon Energy Corp.	2.25%		12/15/2018	12,369	12,298,744
Devon Energy Corp.	6.30%		1/15/2019	4,694	4,820,243
Eclipse Resources Corp.	8.875%		7/15/2023	27,478	27,752,780
Encana Corp. (Canada)(e)	6.50%		5/15/2019	105,031	109,519,303
Energen Corp.	4.625%		9/1/2021	6,244	6,212,780
Eni SpA (Italy)†(e)	4.15%		10/1/2020	25,456	26,119,870
Gulfport Energy Corp.	6.625%		5/1/2023	25,813	26,651,923
KazMunayGas National Co. JSC (Kazakhstan)†(e)	9.125%		7/2/2018	71,128	72,655,901
Kosmos Energy Ltd.†	7.875%		8/1/2021	2,000	2,055,000
Lukoil International Finance BV (Netherlands)†(e)	3.416%		4/24/2018	56,420	56,486,858
Matador Resources Co.	6.875%		4/15/2023	50,111	52,491,272
Motiva Enterprises LLC†	5.75%		1/15/2020	23,064	24,139,871
Newfield Exploration Co.	5.75%		1/30/2022	33,650	35,669,000
Nexen Energy ULC (Canada)(e)	6.20%		7/30/2019	8,005	8,359,525
Noble Energy, Inc.	5.625%		5/1/2021	52,223	53,109,764
Oasis Petroleum, Inc.	6.875%		3/15/2022	80,415	82,576,153
OGX Austria GmbH (Brazil)†(b)(e)	8.50%		6/1/2018	31,150	623
Petrobras Global Finance BV (Netherlands)(e)	6.125%		1/17/2022	21,967	23,171,890
Petroleos Mexicanos (Mexico)(e)	8.00%		5/3/2019	21,800	23,063,964
Phillips 66	2.606%(3 Mo. LIBOR + 0.60%)	#	2/26/2021	12,011	12,023,010
Pioneer Natural Resources Co.	3.95%		7/15/2022	10,975	11,216,493
Pioneer Natural Resources Co.	6.875%		5/1/2018	27,958	28,152,842
Pioneer Natural Resources Co.	7.50%		1/15/2020	9,915	10,723,477
Range Resources Corp.	5.00%		8/15/2022	18,943	18,753,570
Range Resources Corp.	5.75%		6/1/2021	41,339	42,475,823
Range Resources Corp.	5.875%		7/1/2022	9,166	9,349,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(e)	6.75%		9/30/2019	$31,591	$33,378,615
Resolute Energy Corp.	8.50%		5/1/2020	45,003	45,059,254
RSP Permian, Inc.	6.625%		10/1/2022	30,836	32,223,620
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%		11/30/2020	25,716	29,734,125
Sanchez Energy Corp.	6.125%		1/15/2023	18,634	14,068,670
Seven Generations Energy Ltd. (Canada)†(e)	6.75%		5/1/2023	5,097	5,313,623
Seven Generations Energy Ltd. (Canada)†(e)	6.875%		6/30/2023	34,768	36,332,560
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	24,600	24,560,296
Sinopec Group Overseas Development 2016 Ltd. (China)†(e)	2.125%		5/3/2019	18,174	17,999,911
Sinopec Group Overseas Development 2017 Ltd. (China)†(e)	2.25%		9/13/2020	41,600	40,725,942
SM Energy Co.	6.50%		11/15/2021	48,673	49,646,460
SM Energy Co.	6.50%		1/1/2023	28,926	29,070,630
Statoil ASA (Norway)†(e)	7.875%		12/9/2022	10,000	11,974,791
YPF SA (Argentina)(e)	9.339%(3 Mo. LIBOR + 7.50%)	#	8/15/2018	4,412	4,460,294
Total					1,561,318,955

Oil: Crude Producers 3.83%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	29,267	30,693,766
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%		5/1/2024	64,900	69,848,625
Boardwalk Pipelines LP	5.20%		6/1/2018	11,244	11,304,722
Boardwalk Pipelines LP	5.75%		9/15/2019	4,629	4,794,976
Buckeye Partners LP	2.65%		11/15/2018	53,552	53,573,108
Buckeye Partners LP	4.875%		2/1/2021	8,840	9,164,146
Buckeye Partners LP	5.50%		8/15/2019	6,313	6,506,021
Columbia Pipeline Group, Inc.	2.45%		6/1/2018	30,945	30,944,171
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	72,811	73,122,686
DCP Midstream Operating LP†	9.75%		3/15/2019	36,014	38,354,910
Enable Midstream Partners LP	2.40%		5/15/2019	5,805	5,752,317
Enable Oklahoma Intrastate Transmission LLC†	6.25%		3/15/2020	4,000	4,207,337
Enbridge Energy LP	7.00%		10/1/2018	2,745	2,805,199
Enbridge Energy Partners LP	5.20%		3/15/2020	17,476	18,175,214
Enbridge Energy Partners LP	9.875%		3/1/2019	84,062	89,855,092
Energy Transfer LP	4.15%		10/1/2020	975	994,981
Energy Transfer LP	9.00%		4/15/2019	105,386	112,119,691
Energy Transfer LP	9.70%		3/15/2019	66,348	71,028,355
Energy Transfer LP	5.20%		2/1/2022	3,253	3,429,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875%		3/1/2022	$1,925	$2,065,481
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	1,534	1,561,589
Florida Gas Transmission Co. LLC†	5.45%		7/15/2020	13,739	14,465,743
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	30,816	32,646,347
Gulf South Pipeline Co. LP	4.00%		6/15/2022	4,574	4,595,401
Kinder Morgan Energy Partners LP	5.00%		10/1/2021	5,770	6,072,097
Kinder Morgan Energy Partners LP	5.30%		9/15/2020	12,547	13,166,579
Kinder Morgan Energy Partners LP	5.80%		3/1/2021	61,669	66,036,076
Kinder Morgan Energy Partners LP	6.50%		4/1/2020	15,763	16,817,702
Kinder Morgan Energy Partners LP	6.85%		2/15/2020	295	315,706
Kinder Morgan Energy Partners LP	9.00%		2/1/2019	35,010	36,959,046
Kinder Morgan, Inc.†	5.00%		2/15/2021	16,878	17,623,138
Kinder Morgan, Inc.†	5.625%		11/15/2023	14,295	15,488,370
Kinder Morgan, Inc.	7.25%		6/1/2018	61,509	62,247,994
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	50,892	52,482,375
MPLX LP	5.50%		2/15/2023	111,795	114,705,813
NGPL PipeCo LLC†	4.375%		8/15/2022	7,186	7,194,982
Northwest Pipeline LLC	6.05%		6/15/2018	2,475	2,499,386
ONEOK Partners LP	3.20%		9/15/2018	22,847	22,935,269
Panhandle Eastern Pipe Line Co. LP	7.00%		6/15/2018	20,222	20,469,707
Rockies Express Pipeline LLC†	6.00%		1/15/2019	20,767	21,338,092
Rockies Express Pipeline LLC†	6.85%		7/15/2018	9,584	9,727,760
Sabine Pass Liquefaction LLC	5.625%		2/1/2021	185,910	196,477,366
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	64,506	69,189,417
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.	4.40%		6/15/2021	750	777,665
Spectra Energy Capital LLC	6.20%		4/15/2018	2,930	2,942,366
Spectra Energy Partners LP	2.195%(3 Mo. LIBOR + 0.70%)	#	6/5/2020	12,600	12,718,868
Spectra Energy Partners LP	2.95%		9/25/2018	2,000	2,005,007
Spectra Energy Partners LP	4.60%		6/15/2021	11,937	12,439,272
Sunoco Logistics Partners Operations LP	3.45%		1/15/2023	12,485	12,251,280
Sunoco Logistics Partners Operations LP	4.65%		2/15/2022	608	630,271
Texas Eastern Transmission LP†	2.80%		10/15/2022	5,237	5,078,077
Texas Eastern Transmission LP†	4.125%		12/1/2020	18,339	18,836,958
Texas Gas Transmission LLC†	4.50%		2/1/2021	11,757	12,050,691
TransCanada PipeLines Ltd. (Canada)(e)	6.50%		8/15/2018	1,205	1,227,544
TransCanada PipeLines Ltd. (Canada)(e)	7.125%		1/15/2019	400	415,022
Western Gas Partners LP	2.60%		8/15/2018	4,961	4,954,904
Williams Partners LP/ACMP Finance Corp.	4.875%		3/15/2024	26,245	27,446,347
Total					1,557,530,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.44%

Calfrac Holdings LP†	7.50%	12/1/2020	$18,417	$18,376,483
FTS International, Inc.	6.25%	5/1/2022	17,955	18,044,775
National Oilwell Varco, Inc.	2.60%	12/1/2022	45,310	43,398,322
SESI LLC	7.125%	12/15/2021	42,146	43,041,602
TechnipFMC plc (United Kingdom)†(e)	3.45%	10/1/2022	2,514	2,473,164
Weatherford International Ltd.	9.625%	3/1/2019	50,210	53,825,120
Total				179,159,466

Real Estate Investment Trusts 1.07%

Brixmor Operating Partnership LP	3.875%	8/15/2022	43,248	43,630,849
CBRE Services, Inc.	5.00%	3/15/2023	58,563	60,065,804
Country Garden Holdings Co. Ltd. (China)(e)	7.50%	3/9/2020	13,519	14,062,721
DDR Corp.	4.625%	7/15/2022	24,648	25,676,736
HCP, Inc.	5.375%	2/1/2021	2,618	2,770,715
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	7,782	7,641,582
Healthcare Trust of America Holdings LP	3.375%	7/15/2021	1,364	1,368,195
Kilroy Realty LP	6.625%	6/1/2020	17,727	19,028,782
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(e)	3.125%	3/20/2022	37,590	37,411,542
Regency Centers LP	4.80%	4/15/2021	2,884	3,012,930
Senior Housing Properties Trust	3.25%	5/1/2019	6,573	6,590,978
SL Green Operating Partnership LP	3.25%	10/15/2022	4,710	4,631,951
SL Green Realty Corp.	4.50%	12/1/2022	9,201	9,483,985
SL Green Realty Corp.	5.00%	8/15/2018	11,525	11,605,953
SL Green Realty Corp.	7.75%	3/15/2020	40,440	44,115,272
VEREIT Operating Partnership LP	3.00%	2/6/2019	106,566	106,862,592
VEREIT Operating Partnership LP	4.125%	6/1/2021	12,830	13,157,925
Welltower, Inc.	2.25%	3/15/2018	1,784	1,784,010
Weyerhaeuser Co.	4.70%	3/15/2021	14,433	15,102,007
Weyerhaeuser Co.	7.375%	10/1/2019	5,227	5,601,036
Total				433,605,565

Retail 0.18%

Best Buy Co., Inc.	5.00%	8/1/2018	4,917	4,964,697
Dollar Tree, Inc.	5.75%	3/1/2023	65,533	68,277,195
Total				73,241,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Savings & Loan 0.10%

People’s United Financial, Inc.	3.65%		12/6/2022		$38,559	$38,992,503

Steel 0.37%

BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(e)	6.50%		5/15/2021		37,193	38,680,720
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%		5/1/2022		41,207	42,803,771
U.S. Steel Corp.†	8.375%		7/1/2021		62,550	67,084,875
Total						148,569,366

Technology 0.50%

Alibaba Group Holding Ltd. (China)(e)	2.80%		6/6/2023		17,865	17,385,286
Baidu, Inc. (China)(e)	2.75%		6/9/2019		21,550	21,499,379
Baidu, Inc. (China)(e)(h)	3.25%		8/6/2018	(h)	26,100	26,160,630
Baidu, Inc. (China)(e)	3.50%		11/28/2022		3,404	3,394,946
eBay, Inc.	2.253%(3 Mo. LIBOR + 0.48%)	#	8/1/2019		500	501,490
Expedia, Inc.	7.456%		8/15/2018		51,930	53,091,018
Tencent Holdings Ltd. (China)†(e)	3.375%		5/2/2019		32,546	32,793,978
TIBCO Software, Inc.†	11.375%		12/1/2021		39,604	43,249,746
VeriSign, Inc.	4.625%		5/1/2023		5,744	5,815,800
Total						203,892,273

Telecommunications 0.72%

BellSouth LLC†	4.285%		4/26/2021		190,775	191,488,531
GCI, Inc.	6.75%		6/1/2021		18,636	18,938,835
GTH Finance BV (Netherlands)†(e)	6.25%		4/26/2020		9,400	9,791,059
Intelsat Jackson Holdings SA (Luxembourg)(e)	7.25%		10/15/2020		38,815	36,340,543
Level 3 Parent LLC	5.75%		12/1/2022		5,042	5,105,025
Nortel Networks Ltd. (Canada)(b)(e)	10.75%		7/15/2016		60,959	3,428,944
SK Telecom Co., Ltd. (South Korea)†(e)	2.125%		5/1/2018		9,401	9,391,187
T-Mobile USA, Inc.	6.625%		4/1/2023		8,792	9,125,217
Telenor ASA (Norway)(e)	1.75%		5/22/2018		7,700	7,696,535
Total						291,305,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Textiles Products 0.05%

Springs Industries, Inc.	6.25%	6/1/2021	$19,880	$20,277,600

Toys 0.01%

Mattel, Inc.	2.35%	8/15/2021	6,114	5,608,372

Transportation: Miscellaneous 0.12%

Asciano Finance Ltd. (Australia)†(e)	5.00%	4/7/2018	21,224	21,270,762
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	13,534	13,956,937
XPO Logistics, Inc.†	6.50%	6/15/2022	12,860	13,412,980
Total				48,640,679

Utilities 0.02%

United Utilities plc (United Kingdom)(e)	4.55%	6/19/2018	1,500	1,508,503
United Utilities plc (United Kingdom)(e)	5.375%	2/1/2019	8,474	8,673,464
Total				10,181,967
Total Corporate Bonds (cost $15,872,913,183)				15,761,975,469

FLOATING RATE LOANS(i) 2.97%

Aerospace/Defense 0.01%

Gol LuxCo S.A. Term Loan (Luxembourg)(e)	6.50%	8/31/2020	4,615	4,730,375

Biotechnology Research & Production 0.31%

Alexion Pharmaceuticals, Inc. Global Term Loan	3.148%(1 Mo. LIBOR + 1.50%)	6/22/2020	26,188	26,220,735	(j)
Gilead Sciences, Inc. Term Loan	2.495%(2 Mo. LIBOR + 1.00%)	9/8/2018	46,535	46,593,169	(j)
Gilead Sciences, Inc. Three Year Term Loan	2.495%(3 Mo. LIBOR + 1.00%)	9/8/2020	52,123	52,187,953
Total				125,001,857

Chemicals 0.31%

Celanese U.S. Holdings LLC Term Loan	3.075%(1 Mo. LIBOR + 1.50%)	7/15/2021	45,358	45,443,021
E.I. du Pont de Nemours and Company Delayed Draw Term Loan A	2.58%(1 Mo. LIBOR + 1.00%)	3/22/2019	25,848	25,880,088	(j)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
FMC Corporation Delayed Draw Term Loan A	2.898%(1 Mo. LIBOR + 1.25%)		4/21/2020	$8,415	$8,446,556	(j)
Mosaic Company (The) USD Term Loan	3.148%(1 Mo. LIBOR + 1.50%)		11/18/2021	44,179	44,068,708
Sherwin-Williams Company (The) Term Loan A	2.83%(1 Mo. LIBOR + 1.25%)		4/13/2021	3,972	3,971,625	(j)
Total					127,809,998

Computer Hardware 0.46%

Dell International L.L.C. Replacement Term Loan A2	3.40%(1 Mo. LIBOR + 1.75%)		9/7/2021	99,166	99,192,771
Dell International LLC Replacement Term Loan A3	3.15%(1 Mo. LIBOR + 1.50%)		12/31/2018	68,548	68,619,616
Everett SpinCo, Inc Tranche A2 Term Loan	—	(k)	12/16/2019	18,811	18,834,437	(j)
Total					186,646,824

Computer Software 0.07%

Cadence Design Systems, Inc. Term Loan	—	(k)	1/28/2019	27,897	27,949,446	(j)

Containers 0.05%

Ball Corp. Delayed Draw Term Loan A	3.148%(1 Mo. LIBOR + 1.50)		3/18/2021	16,031	15,991,172	(j)
WestRock Co. Close Data Term Loan	2.775%(1 Mo. LIBOR + 1.13%)		7/1/2020	5,958	5,957,857	(j)
Total					21,949,029

Drugs 0.07%

Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(e)	3.648%(12 Mo. LIBOR + 2.00%)		11/16/2020	29,900	29,800,857

Electrical Equipment 0.14%

Analog Devices, Inc. Three Year Term Loan	2.715%(1 Mo. LIBOR + 1.13%)		9/23/2019	55,337	55,405,779	(j)

Entertainment 0.03%

GLP Capital L.P. Incremental Tranche A1 Term Loan	3.088%(1 Mo. LIBOR + 1.50%)		7/31/2020	12,123	12,100,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.20%

Zimmer Biomet Holdings, Inc. Term Loan A	2.898%(1 Mo. LIBOR + 1.25%)		9/30/2019	$58,813	$58,960,233	(j)
Zimmer Holdings, Inc. Term Loan	3.023%(1 Mo. LIBOR + 1.38%)		5/29/2019	22,018	21,990,104	(j)
Total					80,950,337

Health Care Services 0.19%

Centene Corporation Bridge Term Loan	—	(k)	10/16/2018	75,000	75,000,000
Laboratory Corp. of America Holdings Term Loan	2.898%(1 Mo. LIBOR + 1.25%)		12/19/2019	3,021	3,024,596	(j)
Total					78,024,596

Investment Management Companies 0.06%

RPI Finance Trust Term Loan A3	3.443%(3 Mo. LIBOR + 1.75%)		10/14/2021	23,065	23,113,055

Lodging 0.11%

Venetian Macan New Initial Term Loan	—	(k)	5/31/2022	43,793	43,574,035	(j)

Machinery: Industrial/Specialty 0.03%

Flowserve Corp. 2012 Term Loan	3.193%(3 Mo. LIBOR + 1.50%)		10/14/2020	10,251	10,295,472	(j)

Manufacturing 0.08%

Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(e)	2.85%(2 Mo. LIBOR + 1.38%)		3/2/2020	30,795	30,766,087

Miscellaneous 0.15%

Harris Corp. 3 Year Tranche Term Loan	3.15%(1 Mo. LIBOR + 1.50%)		5/29/2018	3,627	3,634,237	(j)
Rockwell Collins, Inc. Term Loan	2.833%(1 Mo. LIBOR + 1.25%)		12/16/2019	42,948	42,948,343	(j)
UTEX Industries Inc. 1st Lien Initial Term loan	5.648%(1 Mo. LIBOR + 4.00%)		5/21/2021	9,629	9,468,492
UTEX Industries, Inc. 2nd Lien Term Loan	8.898%(1 Mo. LIBOR + 7.25%)		5/20/2022	3,938	3,843,252
Total					59,894,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Office Furniture & Business Equipment 0.04%

Eastman Chemical Company Term Loan	2.898%(1 Mo. LIBOR + 1.25%)	12/15/2021		$17,376	$17,343,420	(j)

Oil 0.03%

Petroleos Mexicanos Term Loan (Mexico)(e)	2.44%(3 Mo. LIBOR + 0.85%)	2/14/2020		12,268	12,221,995	(j)

Oil: Crude Producers 0.11%

Buckeye Partners L.P. Delay Drew Term Loan	3.00%(1 Mo. LIBOR + 1.35%)	9/30/2019		44,233	44,122,418

Real Estate Investment Trusts 0.25%

American Tower Corporation 2017 Term Loan A	2.90%(1 Mo. LIBOR + 1.25%)	1/31/2023		68,728	68,728,000	(j)
Invitation Homes Operating Partnership LP Term Loan A	3.288%(1 Mo. LIBOR + 1.70%)	2/7/2022		32,121	31,478,580
Total					100,206,580

Retail 0.25%

Panera Bread Company Term Loan	3.625%(1 Mo. LIBOR + 2.00%)	7/18/2022		32,570	32,366,600
PVH Corp. USD Tranche A Term Loan	3.084%(1 Mo. LIBOR + 1.50%)	5/19/2021		71,118	71,103,531
Total					103,470,131

Technology 0.02%

Symantec Corp. Term Loan A1	3.188%(2 Mo. LIBOR + 1.50%)	5/10/2019		1,215	1,215,390
Symantec Corp. Term Loan A2	3.125%(1 Mo. LIBOR + 1.50%)	8/1/2019		1,778	1,778,000
Zayo Group, LLC 2017 Incremental Refinancing Term Loan B1	3.648%(1 Mo. LIBOR + 2.00%)	1/19/2021		7,209	7,243,597
Total					10,236,987
Total Floating Rate Loans (cost $1,202,312,122)					1,205,613,871

FOREIGN BOND 0.00%

Brazil

Dommo Energia SA(b)(c) (cost $1,263,783)	1.00%	12/31/2099	BRL	395	149,938	(l)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.46%

Argentina 0.16%

Republic of Argentina(c)	3.375%		1/15/2023	EUR	23,684	$28,673,731
Republic of Argentina(e)	4.625%		1/11/2023		$37,922	36,414,979
Total						65,088,710

Bermuda 0.07%

Government of Bermuda†	4.138%		1/3/2023		18,812	19,537,767
Government of Bermuda†	4.854%		2/6/2024		8,000	8,468,240
Total						28,006,007

Indonesia 0.03%

Republic of Indonesia†(e)	3.70%		1/8/2022		10,939	11,006,986

Japan 0.14%

Japan Bank for International Corp.(e)	1.50%		7/21/2021		25,000	23,893,625
Japan Bank for International Corp.(e)	2.375%		11/16/2022		17,774	17,325,707
Japan Bank for International Corp.(e)	2.50%		6/1/2022		17,284	16,978,297
Total						58,197,629

Qatar 0.06%

State of Qatar†(e)	5.25%		1/20/2020		24,618	25,594,547
Total Foreign Government Obligations (cost $190,970,974)						187,893,879

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.60%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.536%	#(m)	10/25/2030		51,714	51,996,845
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.159%	#(m)	9/25/2044		4,165	4,179,036
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.03%	#(m)	11/25/2044		6,835	6,870,051
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883%	#(m)	1/25/2047		8,377	8,425,918
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.75%	#(m)	2/25/2045		6,800	6,846,964
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741%	#(m)	4/25/2045		32,745	33,033,785
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.741%	#(m)	4/25/2045		10,007	10,083,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 2012-K710 B†	3.812%	#(m)	6/25/2047	$11,400	$11,540,106
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562%	#(m)	8/25/2045	17,975	18,077,632
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.562%	#(m)	8/25/2045	20,300	20,232,308
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.362%	#(m)	5/25/2045	12,100	12,190,293
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.163%	#(m)	4/25/2046	35,440	35,585,984
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.002%	#(m)	10/25/2047	38,988	38,866,895
Federal Home Loan Mortgage Corp. K061 X1 IO	0.179%	#(m)	11/25/2026	573,791	8,798,054
Federal Home Loan Mortgage Corp. K503 X1 IO	0.514%	#(m)	8/25/2019	265,754	1,105,482
Federal Home Loan Mortgage Corp. K722 X1 IO	1.311%	#(m)	3/25/2023	203,359	10,924,857
Government National Mortgage Assoc. 2013-162 A	2.75%	#(m)	9/16/2046	9,550	9,296,989
Government National Mortgage Assoc. 2013-171 IO	0.944%	#(m)	6/16/2054	38,998	2,304,936
Government National Mortgage Assoc. 2013-193 IO	0.933%	#(m)	1/16/2055	90,212	5,406,740
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	31,989	31,657,898
Government National Mortgage Assoc. 2014-112 A	3.00%	#(m)	1/16/2048	20,147	19,658,854
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	15,617	15,382,020
Government National Mortgage Assoc. 2014-15 IO	0.771%	#(m)	8/16/2054	43,942	2,236,015
Government National Mortgage Assoc. 2014-164 AK	2.90%	#(m)	3/16/2055	15,039	14,542,029
Government National Mortgage Assoc. 2014-172 A	3.05%	#(m)	1/16/2049	9,454	9,286,896
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	38,978	37,840,360
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	9,835	9,748,100
Government National Mortgage Assoc. 2014-64 IO	1.175%	#(m)	12/16/2054	46,950	3,071,119
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	4,523	4,323,696
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	5,350	5,312,035
Government National Mortgage Assoc. 2014-78 IO	0.605%	#(m)	3/16/2056	46,257	2,042,470
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	25,369	25,170,459
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	34,378	33,507,282
Government National Mortgage Assoc. 2015-33 AS	2.90%	#(m)	5/16/2054	25,250	24,687,115
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(m)	8/16/2055	15,231	15,076,466
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(m)	2/16/2049	14,956	14,721,466
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	47,863	45,763,887
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	33,571	32,454,793
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	37,094	35,854,928
Government National Mortgage Assoc. 2017-22 GA	2.60%	#(m)	8/16/2051	23,789	22,944,821
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	57,141	54,528,761
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	60,146	57,984,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	$46,280	$44,687,365
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	70,018	67,736,115
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	69,165	67,012,801
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	65,564	63,775,074
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	46,428	44,712,401
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	56,635	54,757,643
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	46,787	45,051,070
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	23,102	22,139,821
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	23,150	22,200,563
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	46,187	44,331,441
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	43,681	42,528,736
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	36,528	35,375,100
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	50,970	49,328,204
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	45,126	43,944,354
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,506,681,772)					1,461,143,373

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.81%

Federal Home Loan Bank	1.125%		4/25/2018	107,470	107,390,150
Federal Home Loan Mortgage Corp.	0.875%		3/7/2018	62,291	62,286,204
Federal Home Loan Mortgage Corp.	3.113%(12 Mo. LIBOR + 1.64%)	#	11/1/2043	3,699	3,750,071
Federal Home Loan Mortgage Corp.	3.128%(12 Mo. LIBOR + 1.64%)	#	10/1/2043	3,511	3,560,109
Federal Home Loan Mortgage Corp.	3.402%(12 Mo. LIBOR + 1.83%)	#	6/1/2042	17,716	18,478,733
Federal Home Loan Mortgage Corp.	3.447%(12 Mo. LIBOR + 1.66%)	#	2/1/2038	5,600	5,855,206
Federal Home Loan Mortgage Corp.	3.463%(12 Mo. LIBOR + 1.71%)	#	4/1/2037	13,009	13,633,786
Federal Home Loan Mortgage Corp.	3.531%(12 Mo. LIBOR + 1.77%)	#	10/1/2038	7,562	7,922,144
Federal Home Loan Mortgage Corp.	3.541%(12 Mo. LIBOR + 1.78%)	#	5/1/2036	6,625	6,968,435
Federal Home Loan Mortgage Corp.	3.543%(12 Mo. LIBOR + 1.79%)	#	12/1/2036	17,061	17,941,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	3.569%(12 Mo. LIBOR + 1.81%)	#	5/1/2037	$4,876	$5,113,199
Federal Home Loan Mortgage Corp.	3.572%(12 Mo. LIBOR + 1.82%)	#	6/1/2041	4,496	4,729,229
Federal Home Loan Mortgage Corp.	3.631%(12 Mo. LIBOR + 1.88%)	#	9/1/2035	5,379	5,681,732
Federal Home Loan Mortgage Corp.	3.645%(12 Mo. LIBOR + 1.90%)	#	12/1/2040	2,460	2,571,317
Federal Home Loan Mortgage Corp.	3.687%(1 Yr Treasury Constant Maturity Rate + 2.51%)	#	12/1/2035	7,048	7,489,125
Federal Home Loan Mortgage Corp.	3.689%(12 Mo. LIBOR + 1.89%)	#	12/1/2040	8,351	8,613,930
Federal Home Loan Mortgage Corp.	3.698%(12 Mo. LIBOR + 1.94%)	#	9/1/2036	15,774	16,702,277
Federal Home Loan Mortgage Corp.	3.721%(12 Mo. LIBOR + 1.96%)	#	2/1/2037	8,592	9,069,523
Federal National Mortgage Assoc.	2.58%		11/1/2018	14,327	14,327,331
Federal National Mortgage Assoc.	2.69%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	17,544	17,571,960
Federal National Mortgage Assoc.	2.715%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	15,542	15,575,965
Federal National Mortgage Assoc.	2.835%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	19,053	19,155,298
Federal National Mortgage Assoc.	2.908%(12 Mo. LIBOR + 1.72%)	#	6/1/2042	13,213	13,324,302
Federal National Mortgage Assoc.	2.949%(12 Mo. LIBOR + 1.74%)	#	5/1/2042	27,863	28,149,522
Federal National Mortgage Assoc.	3.011%(12 Mo. LIBOR + 1.22%)	#	6/1/2038	5,407	5,568,977
Federal National Mortgage Assoc.	3.135%(12 Mo. LIBOR + 1.78%)	#	3/1/2042	18,346	19,178,556
Federal National Mortgage Assoc.	3.217%(12 Mo. LIBOR + 1.46%)	#	12/1/2035	18,201	18,934,933
Federal National Mortgage Assoc.	3.268%(12 Mo. LIBOR + 1.51%)	#	10/1/2035	15,526	16,195,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.28%(12 Mo. LIBOR + 1.52%)	#	2/1/2036	$8,728	$9,100,730
Federal National Mortgage Assoc.	3.306%(12 Mo. LIBOR + 1.54%)	#	3/1/2039	7,361	7,689,415
Federal National Mortgage Assoc.	3.37%(12 Mo. LIBOR + 1.59%)	#	8/1/2034	13,993	14,680,950
Federal National Mortgage Assoc.	3.377%(12 Mo. LIBOR + 1.62%)	#	8/1/2037	9,833	10,324,042
Federal National Mortgage Assoc.	3.382%(12 Mo. LIBOR + 1.64%)	#	9/1/2036	7,154	7,515,851
Federal National Mortgage Assoc.	3.386%(12 Mo. LIBOR + 1.62%)	#	3/1/2038	10,028	10,477,793
Federal National Mortgage Assoc.	3.387%(12 Mo. LIBOR + 1.57%)	#	11/1/2036	5,274	5,505,425
Federal National Mortgage Assoc.	3.406%(12 Mo. LIBOR + 1.62%)	#	1/1/2038	5,573	5,826,275
Federal National Mortgage Assoc.	3.407%(12 Mo. LIBOR + 1.62%)	#	4/1/2038	12,369	12,952,421
Federal National Mortgage Assoc.	3.428%(1 Yr Treasury Constant Maturity Rate + 2.20%)	#	1/1/2038	5,311	5,597,592
Federal National Mortgage Assoc.	3.442%(12 Mo. LIBOR + 1.66%)	#	9/1/2038	7,688	8,069,184
Federal National Mortgage Assoc.	3.454%(12 Mo. LIBOR + 1.69%)	#	8/1/2038	6,527	6,837,220
Federal National Mortgage Assoc.	3.47%(1 Yr Treasury Constant Maturity Rate + 2.23%)	#	3/1/2038	6,114	6,422,544
Federal National Mortgage Assoc.	3.471%(12 Mo. LIBOR + 1.67%)	#	12/1/2036	6,446	6,770,874
Federal National Mortgage Assoc.	3.517%(12 Mo. LIBOR + 1.73%)	#	10/1/2036	9,887	10,392,743
Federal National Mortgage Assoc.	3.554%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	4,379	4,563,671
Federal National Mortgage Assoc.	3.557%(12 Mo. LIBOR + 1.78%)	#	1/1/2041	15,687	16,394,508
Federal National Mortgage Assoc.	3.559%(12 Mo. LIBOR + 1.81%)	#	8/1/2041	8,695	9,096,545
Federal National Mortgage Assoc.	3.56%(12 Mo. LIBOR + 1.80%)	#	11/1/2040	18,300	19,100,518
Federal National Mortgage Assoc.	3.561%(12 Mo. LIBOR + 1.76%)	#	11/1/2038	11,640	12,258,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.562%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	$6,561	$6,834,174
Federal National Mortgage Assoc.	3.565%(12 Mo. LIBOR + 1.78%)	#	10/1/2036	7,337	7,732,909
Federal National Mortgage Assoc.	3.576%(12 Mo. LIBOR + 1.82%)	#	12/1/2040	12,122	12,673,103
Federal National Mortgage Assoc.	3.589%(12 Mo. LIBOR + 1.82%)	#	4/1/2040	5,535	5,796,911
Federal National Mortgage Assoc.	3.651%(12 Mo. LIBOR + 1.88%)	#	12/1/2038	5,776	6,100,999
Federal National Mortgage Assoc.	3.673%(12 Mo. LIBOR + 1.81%)	#	1/1/2042	15,985	16,339,193
Federal National Mortgage Assoc.	3.691%(12 Mo. LIBOR + 1.79%)	#	1/1/2041	7,416	7,644,176
Federal National Mortgage Assoc.	4.213%(12 Mo. LIBOR + 1.84%)	#	7/1/2040	4,466	4,641,064
Federal National Mortgage Assoc.	5.50%		1/1/2035	1,101	1,212,295
Total Government Sponsored Enterprises Pass-Throughs (cost $739,901,329)					734,290,805

MUNICIPAL BONDS 0.39%

Miscellaneous

IL State GO	2.77%		4/1/2018	9,500	9,500,855
IL State GO	4.35%		6/1/2018	3,812	3,826,524
IL State GO	5.297%		4/1/2018	3,375	3,382,087
IL State GO	5.375%		7/1/2018	700	705,915
IL State GO	6.20%		7/1/2021	232	242,178
Illinois	4.95%		6/1/2023	3,971	4,097,635
Illinois	5.665%		3/1/2018	40,980	40,980,000
Illinois	5.877%		3/1/2019	12,385	12,687,318
New Jersey Econ Dev Auth	1.648%		3/1/2018	1,000	1,000,000
New Jersey Econ Dev Auth	2.421%		6/15/2018	20,745	20,745,830
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	13,255	12,913,551
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2020	7,750	7,284,922
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2019	1,000	1,036,060
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	14,980	14,866,452
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2018	1,140	1,150,055
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	10,940	11,199,606
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2019	6,900	7,235,133
San Luis Opispo Cnty CA	7.45%		9/1/2019	6,450	6,842,160
Total Municipal Bonds (cost $159,663,818)					159,696,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.11%

1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.242%	#(m)	8/10/2035	$214,200	$4,028,631
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	79,330	78,623,662	(l)
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	24,567	24,923,009
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	10,910	10,811,138
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	18,449	18,255,941
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.088%(1 Mo. LIBOR + 1.50%)	#	11/15/2019	31,196	31,240,061
Aventura Mall Trust 2013-AVM A†	3.743%	#(m)	12/5/2032	43,213	44,006,677
Aventura Mall Trust 2013-AVM D†	3.743%	#(m)	12/5/2032	11,000	11,060,920
BAMLL Commercial Mortgage Securities Trust 2014-ICTS C†	2.988%(1 Mo. LIBOR + 1.50%)	#	6/15/2028	10,000	10,002,065
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717%	#(m)	6/15/2028	215,533	215,558,174
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#(m)	6/15/2028	23,050	23,047,388
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#(m)	6/15/2028	23,040	23,034,079
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	30,251	31,425,241
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	1.994%	#(m)	7/15/2049	88,192	9,179,750
Banc of America Re-REMIC Trust 2010-UB5 A4B†	6.062%	#(m)	2/17/2051	164	163,548
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	3.018%(1 Mo. LIBOR + 1.43%)	#	11/15/2033	6,869	6,879,999
Bancorp Commercial Mortgage Trust 2017-CRE2 A†	2.431%(1 Mo. LIBOR + 0.85%)	#	8/15/2032	19,200	19,226,327
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	71,213	69,575,357
BB-UBS Trust 2012-TFT B†	3.468%	#(m)	6/5/2030	7,850	7,634,006
BB-UBS Trust 2012-TFT C†	3.468%	#(m)	6/5/2030	14,354	13,884,561
BBCMS Mortgage Trust 2017-DELC A†	2.438%(1 Mo. LIBOR + 0.85%)	#	8/15/2036	53,253	53,296,686
BBCMS Mortgage Trust 2017-GLKS B†	2.788%(1 Mo. LIBOR + 1.20%)	#	11/15/2034	23,607	23,639,214
BBCMS Mortgage Trust 2017-GLKS C†	2.988%(1 Mo. LIBOR + 1.40%)	#	11/15/2034	3,218	3,223,443
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,537,372
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	19,337,315
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,499,139
BBCMS Trust 2015-STP C†	4.284%	#(m)	9/10/2028	23,900	24,127,270
BBCMS Trust 2015-STP XA IO†	0.962%	#(m)	9/10/2028	322,206	7,318,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	$32,794	$31,176,027
BDS 2018-FL1 A†	2.425%(1 Mo. LIBOR + .85%)	#	1/15/2035	56,900	57,457,597
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	4,745	4,907,451
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(m)	3/10/2033	103,040	2,702,667
BX Trust 2017-APPL A†	2.468%(1 Mo. LIBOR + 0.88%)	#	7/15/2034	37,997	38,204,728
BX Trust 2017-APPL D†	3.638%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	25,001	25,149,955
BX Trust 2017-APPL E†	4.738%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	38,366	38,728,787
BX Trust 2017-SLCT A†	2.508%(1 Mo. LIBOR + 0.92%)	#	7/15/2034	41,613	41,778,910
BX Trust 2017-SLCT B†	2.788%(1 Mo. LIBOR + 1.20%)	#	7/15/2034	36,229	36,358,888
BX Trust 2017-SLCT C†	2.988%(1 Mo. LIBOR + 1.40%)	#	7/15/2034	22,076	22,158,584
BX Trust 2017-SLCT D†	3.638%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	86,754	87,105,718
BX Trust 2017-SLCT E†	4.738%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	65,885	66,296,399
BX Trust 2017-SLCT F†	5.838%(1 Mo. LIBOR + 4.25%)	#	7/15/2034	27,166	27,369,539
BXP Trust 2017-CQHP A†	2.438%(1 Mo. LIBOR + 0.85%)	#	11/15/2034	30,609	30,711,099
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	167,759	169,681,233
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	70,044	71,007,441
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	41,929	42,688,016
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(m)	10/15/2034	28,230	28,661,114
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(m)	10/15/2034	88,052	86,192,782
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.823%	#(m)	10/15/2034	495,108	17,454,537
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393%	#(m)	10/15/2034	314,538	5,654,921
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.754%	#(m)	12/15/2047	8,307	8,881,788
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.749%	#(m)	5/10/2058	70,574	7,259,748
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.204%	#(m)	11/10/2049	159,782	12,196,440
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.786%	#(m)	12/10/2054	149,555	7,916,073
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	40,657	41,728,475
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	22,564,995
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,144,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CGBAM Commercial Mortgage Trust 2015-SMRT D†	3.768%		4/10/2028	$5,200	$5,197,596
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%	#(m)	3/25/2049	12,304	11,999,827
Chicago Skyscraper Trust 2017-SKY A†	2.388%(1 Mo. LIBOR + 0.80%)	#	2/15/2030	108,088	108,348,935
Chicago Skyscraper Trust 2017-SKY B†	2.688%(1 Mo. LIBOR + 1.10%)	#	2/15/2030	14,540	14,553,636
Chicago Skyscraper Trust 2017-SKY C†	2.838%(1 Mo. LIBOR + 1.25%)	#	2/15/2030	8,301	8,309,004
CHT Mortgage Trust 2017-CSMO A†	2.518%	#	11/15/2036	69,650	69,897,459
CHT Mortgage Trust 2017-CSMO B†	2.988%	#	11/15/2036	32,200	32,314,893
CHT Mortgage Trust 2017-CSMO D†	3.838%	#	11/15/2036	27,825	27,960,803
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	17,970	17,916,746
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.165%	#(m)	9/10/2045	218,445	1,597,594
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	7,196	7,192,201
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.535%	#(m)	4/10/2046	423,036	22,565,475
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.232%	#(m)	5/10/2047	263,091	15,233,453
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.23%	#(m)	7/10/2047	120,131	1,737,419
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	9,186	9,106,850
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.412%	#(m)	2/10/2048	125,644	9,256,876
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.442%	#(m)	6/10/2048	250,573	6,212,144
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.887%	#(m)	11/10/2048	180,584	8,236,709
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.33%	#(m)	2/10/2049	102,455	7,903,293
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.796%	#(m)	4/10/2049	68,433	7,472,906
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	56,262	54,522,407
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	23,717	22,754,344
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	11,400	10,886,688
Citigroup Commercial Mortgage Trust 2016-SMPL D†	3.52%		9/10/2031	15,811	15,612,800
Citigroup Mortgage Loan Trust 2013-2 5A1†	1.701%	#(m)	7/25/2036	6,032	5,858,593
Citigroup Mortgage Loan Trust 2013-A†	3.00%	#(m)	5/25/2042	2,996	3,014,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Cold Storage Trust 2017-ICE3 A†	2.588%(1 Mo. LIBOR + 1.00%)	#	4/15/2036	$47,846	$48,115,641
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.99%	#(m)	7/10/2046	17,961	18,852,153
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	6.125%	#(m)	7/10/2046	12,446	12,920,391
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,448,701
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.795%	#(m)	10/15/2045	238,641	14,614,477
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	21,805,089
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.212%	#(m)	12/10/2044	70,907	4,474,565
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	23,610	22,749,016
Commercial Mortgage Pass-Through Certificates 2013-CR10 A4	4.21%	#(m)	8/10/2046	9,960	10,404,128
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		8/10/2050	15,034	15,104,327
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	11,950	11,943,884
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.202%	#(m)	3/10/2046	264,669	12,691,535
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	4,981	4,986,462
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.616%	#(m)	6/10/2046	550,629	10,310,921
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	15,413	15,347,163
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	22,068	21,318,284
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256%	#(m)	3/10/2031	265,903	3,785,103
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.217%	#(m)	8/10/2047	112,836	5,428,218
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	0.971%	#(m)	12/10/2047	137,020	6,210,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	3.533%(1 Mo. LIBOR + 1.95%)	#	7/13/2031	$10,279	$10,317,078
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.731%(1 Mo. LIBOR + 2.15%)	#	10/15/2031	11,824	11,771,725
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.943%	#(m)	10/10/2047	153,297	5,297,907
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	13,000	13,041,740
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.027%	#(m)	9/10/2047	259,225	10,232,135
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#(m)	5/10/2048	8,800	8,768,891
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.746%	#(m)	7/10/2050	188,445	6,486,562
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	7,414	7,275,508
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461%	#(m)	8/10/2029	7,193	7,095,860
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461%	#(m)	8/10/2029	6,850	6,587,008
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.301%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	86,861	87,032,645
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.881%(1 Mo. LIBOR + 2.30%)	#	10/15/2034	56,507	56,697,255
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#(m)	10/15/2034	482,843	6,595,153	(l)
Commercial Mortgage Trust 2006-GG7 AM	5.79%	#(m)	7/10/2038	27,397	27,430,781
Commercial Mortgage Trust 2016-CD1 XA IO	1.435%	#(m)	8/10/2049	120,414	10,653,947
Core Industrial Trust 2015-CALW XA IO†	0.81%	#(m)	2/10/2034	93,221	2,613,352
Core Industrial Trust 2015-WEST XA IO†	0.935%	#(m)	2/10/2037	183,565	10,525,874
Core Industrial Trust 2015-WEST XB IO†	0.704%	#(m)	2/10/2037	90,323	3,910,534
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.385%	#(m)	2/15/2041	4,543	4,548,654
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	10,093,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	$9,852	$10,194,550
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	1.671%(1 Mo. LIBOR + .11%)	#	2/27/2037	3,300	3,234,826
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	4.119%	#(m)	6/26/2036	4,007	4,061,286
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#(m)	9/15/2037	115,519	3,907,428
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.908%(1 Mo. LIBOR + 1.32%)	#	4/15/2029	10,441	10,451,535
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	3.438%(1 Mo. LIBOR + 1.85%)	#	4/15/2029	28,546	28,577,264
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.088%(1 Mo. LIBOR + 2.50%)	#	11/15/2033	32,527	32,740,328
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.088%(1 Mo. LIBOR + 3.50%)	#	11/15/2033	36,978	37,316,094
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.538%(1 Mo. LIBOR + .95%)	#	2/15/2031	28,438	28,493,481
Credit Suisse Mortgage Capital Certificates 2017-HD B†	2.938%(1 Mo. LIBOR + 1.35%)	#	2/15/2031	12,038	12,062,036
Credit Suisse Mortgage Capital Certificates 2017-HD C†	3.288%(1 Mo. LIBOR + 1.70%)	#	2/15/2031	6,600	6,613,484
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.088%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	12,130	12,159,978
Credit Suisse Mortgage Capital Certificates 2017-HD E†	5.238%(1 Mo. LIBOR + 3.65%)	#	2/15/2031	17,624	17,684,715
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	64,341	63,753,006
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	13,059,865
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,388,975
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331%	#(m)	4/5/2033	9,850	9,698,986
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	45,816	45,971,619
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197%	#(m)	7/10/2034	8,250	8,227,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.197%	#(m)	7/10/2034	$9,093	$8,738,261
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	2.538%(1 Mo. LIBOR + 0.95%)	#	12/15/2030	18,561	18,569,107
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	3.188%(1 Mo. LIBOR + 1.60%)	#	12/15/2030	14,832	14,839,173
CSAIL Commercial Mortgage Trust 2015-C2 ASB	3.224%		6/15/2057	15,409	15,373,276
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	13,828	13,875,189
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.808%	#(m)	1/15/2049	211,034	21,380,093
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.09%	#(m)	11/15/2049	237,695	15,025,486
DBJPM Mortgage Trust 2016-C3 XA IO	1.51%	#(m)	9/10/2049	197,887	19,291,676
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	11,581	11,722,469
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(m)	7/10/2044	6,825	7,121,643
DBUBS Mortgage Trust 2011-LC2A C†	5.542%	#(m)	7/10/2044	5,000	5,272,745
DBUBS Mortgage Trust 2011-LC2A D†	5.542%	#(m)	7/10/2044	9,339	9,655,732
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	69	69,183
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268%	#(m)	5/10/2044	9,200	9,367,670
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	19,173	18,722,643
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(m)	6/10/2034	37,887	710,945
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382%	#(m)	12/15/2034	23,295	23,367,368
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382%	#(m)	12/15/2034	5,440	5,438,227
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.382%	#(m)	12/15/2034	16,767	16,577,100
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	19,384	19,577,668
Great Wolf Trust 2017-WOLF D†	3.838%(1 Mo. LIBOR + 2.10%)	#	9/15/2034	70,104	70,567,387
Great Wolf Trust 2017-WOLF E†	4.838%(1 Mo. LIBOR + 3.10%)	#	9/15/2034	76,090	76,847,400
Great Wolf Trust 2017-WOLF F†	5.808%(1 Mo. LIBOR + 4.07%)	#	9/15/2034	15,289	15,458,532
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	19,100	18,660,711
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	37,082	37,001,725
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	28,300	28,240,695
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#(m)	12/10/2027	22,300	22,272,069
GS Mortgage Securities Corp. II 2013-KING E†	3.435%	#(m)	12/10/2027	3,000	2,950,170
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	35,240	35,818,158
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.13%	#(m)	4/10/2034	6,779	6,946,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	$51,853	$52,052,905
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	44,905	44,663,025
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	15,450	15,368,426
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	12,370	12,511,248
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067%	#(m)	2/10/2029	13,648	13,824,226
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	23,542	23,229,287
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	35,794	35,239,687
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	10,537	10,394,662
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.438%(1 Mo. LIBOR + 0.85%)	#	7/15/2032	30,659	30,857,734
GS Mortgage Securities Corp. Trust 2017-STAY B†	2.688%(1 Mo. LIBOR + 1.10%)	#	7/15/2032	10,811	10,876,119
GS Mortgage Securities Corp. Trust 2017-STAY C†	2.938%(1 Mo. LIBOR + 1.35%)	#	7/15/2032	7,734	7,789,955
GS Mortgage Securities Corp. Trust 2017-STAY D†	3.538%(1 Mo. LIBOR + 1.95%)	#	7/15/2032	19,051	19,127,787
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	3,980	4,044,561
GS Mortgage Securities Trust 2011-GC3 C†	5.638%	#(m)	3/10/2044	5,000	5,264,691
GS Mortgage Securities Trust 2011-GC5 B†	5.398%	#(m)	8/10/2044	39,535	41,618,799
GS Mortgage Securities Trust 2012-GC6 B†	5.652%	#(m)	1/10/2045	14,812	15,876,745
GS Mortgage Securities Trust 2012-GC6 XA IO†	1.954%	#(m)	1/10/2045	181,450	11,050,420
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	11,737,137
GS Mortgage Securities Trust 2012-GCJ9 IO	1.972%	#(m)	11/10/2045	92,324	6,993,594
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.355%	#(m)	11/10/2045	92,573	1,437,340
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	13,246	12,742,641
GS Mortgage Securities Trust 2013-GC12 A2	2.011%		6/10/2046	48,575	48,546,402
GS Mortgage Securities Trust 2013-GC12 XA IO	1.521%	#(m)	6/10/2046	507,249	27,711,493
GS Mortgage Securities Trust 2014-GC26 XA IO	1.062%	#(m)	11/10/2047	103,818	5,305,936
GS Mortgage Securities Trust 2015-GS1 XA IO	0.821%	#(m)	11/10/2048	95,476	4,781,533
GS Mortgage Securities Trust 2016-GS2 XA IO	1.666%	#(m)	5/10/2049	222,915	21,221,457
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	12,237	11,944,214	(l)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	21,308	21,021,369	(l)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	28,888	28,775,670	(l)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

H/2 Asset Funding 2014-1 Ltd.	2.103%(1 Mo. LIBOR + 0.77%)	#	3/19/2037	$99,280	$100,018,494	(l)
H/2 Asset Funding 2015-1A-AFL	1.846%(1 Mo. LIBOR + 1.70%)	#	6/24/2049	35,253	35,455,267	(l)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	12,252	12,022,676	(l)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	23,250	22,287,366	(l)
Hilton Orlando Trust 2018-ORL A†(a)	2.344%(1 Mo. LIBOR + 0.77%)	#	12/15/2034	25,541	25,607,023
Hilton Orlando Trust 2018-ORL D†(a)	3.274%(1 Mo. LIBOR + 1.70%)	#	12/15/2034	22,717	22,787,309
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	32,887,042
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	21,406,829
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	15,776,989
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	21,043,185
Hospitality Mortgage Trust 2017-HIT B†	2.759%(1 Mo. LIBOR + 1.18%)	#	5/8/2030	14,008	14,057,000
Hospitality Mortgage Trust 2017-HIT C†	2.905%(1 Mo. LIBOR + 1.35%)	#	5/8/2030	9,193	9,225,303
Hospitality Mortgage Trust 2017-HIT D†	3.705%(1 Mo. LIBOR + 2.15%)	#	5/8/2030	31,875	32,034,732
Hospitality Mortgage Trust 2017-HIT E†	5.105%(1 Mo. LIBOR + 3.55%)	#	5/8/2030	47,231	47,642,883
Hospitality Mortgage Trust 2017-HIT F†	6.079%(1 Mo. LIBOR + 4.50%)	#	5/8/2030	2,400	2,426,288
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.293%	#(m)	8/5/2034	150,785	12,653,123
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	53,535	53,282,700
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	4,878,334
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(m)	8/5/2034	5,000	4,664,602
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%	#(m)	8/5/2034	171,661	8,815,651
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	39,896	38,961,479
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(m)	5/15/2048	10,475	10,444,051
Irvine Core Office Trust 2013-IRV XA IO†	1.105%	#(m)	5/15/2048	81,297	2,317,248
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	#(m)	6/12/2047	7,282	7,301,930
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	5,147	5,135,796
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.445%	#(m)	12/5/2027	5,730	6,172,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	$5,626	$5,775,913
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#(m)	11/15/2043	1,710	1,766,696
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(m)	5/15/2045	9,466	9,866,284
JPMorgan Chase Commercial Mortgage Securities Trust 2012-HSBC A†	3.093%		7/5/2032	5,627	5,616,085
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	40,134	40,761,731
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.055%	#(m)	12/15/2047	315,257	12,677,286
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	44,237	44,211,974
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.65%	#(m)	7/15/2045	185,077	3,570,768
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	33,438	33,463,140
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.329%	#(m)	4/15/2046	117,310	5,921,593
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	39,580	39,763,711
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.137%	#(m)	4/15/2047	122,109	3,071,189
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.266%	#(m)	4/15/2047	34,361	665,226
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.046%	#(m)	11/15/2047	119,665	4,896,939
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.964%	#(m)	11/15/2047	206,106	9,218,802
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.128%	#(m)	1/15/2048	202,163	9,393,387
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	157,586	157,864,649
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	20,622,327
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#(m)	6/10/2027	14,352	14,130,488
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(m)	6/10/2027	20,795	19,729,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(m)	6/10/2027	$102,274	$475,574
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(m)	6/10/2027	45,476	44,566
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	3.788%(1 Mo. LIBOR + 2.20%)	#	12/15/2030	9,750	9,773,211
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	4.688%(1 Mo. LIBOR + 3.10%)	#	12/15/2030	29,000	29,214,989
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	3.66%(1 Mo. LIBOR + 2.10%)	#	7/15/2031	8,930	8,928,793
JPMorgan Chase Commercial Mortgage Securities Trust 2014-PHH E†	5.138%(1 Mo. LIBOR + 3.35%)	#	8/15/2027	5,000	5,008,956
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	2,966	2,964,365
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.923%	#(m)	5/15/2048	105,313	3,516,483
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.672%	#(m)	7/15/2048	148,347	4,525,517
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	5,014,502
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	15,275	15,408,641
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	12,894,107
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.621%	#(m)	9/5/2032	10,696	10,723,586
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.688%	#(m)	9/5/2032	242,750	3,739,564
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.812%	#(m)	12/15/2049	175,685	7,517,462
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	42,735	42,150,924
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	12,036	11,903,845
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	15,357	15,234,047
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(m)	10/5/2031	29,748	29,442,363
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009%	#(m)	10/5/2031	9,726	9,472,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(m)	10/5/2031	$131,129	$4,953,398
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657%	#(m)	10/5/2031	77,997	1,685,125
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	3.038%(1 Mo. LIBOR + 1.45%)	#	10/15/2033	56,718	56,859,046
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.438%(1 Mo. LIBOR + 2.85%)	#	10/15/2033	8,122	8,162,766
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	5.338%(1 Mo. LIBOR + 3.75%)	#	10/15/2033	22,576	22,777,778
JPMorgan Chase Commercial Mortgage Securities Trust 2017-C5 A2	3.33%		3/15/2050	20,929	21,155,214
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.092%	#(m)	9/15/2050	296,244	21,534,156
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	51,308	51,183,010
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	21,133,863
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(m)	6/5/2032	15,721	15,729,700
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	2.829%(1 Mo. LIBOR + 1.25%)	#	7/15/2034	15,163	15,227,987
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	3.529%(1 Mo. LIBOR + 1.95%)	#	7/15/2034	23,331	23,483,211
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	20,099	20,560,373
Ladder Capital Commercial Mortgage Securities LLC 2014-909 D†	3.898%	#(m)	5/15/2031	1,896	1,857,268
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.857%	#(m)	11/14/2027	190,968	190,076,504
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#(m)	11/14/2027	16,023	15,922,047
LMREC, Inc. 2015-CRE1 A†	3.371%(1 Mo. LIBOR + 1.75%)	#	2/22/2032	71,847	73,630,803
LMREC, Inc. 2015-CRE1 B†	5.121%(1 Mo. LIBOR + 3.50%)	#	2/22/2032	6,700	6,852,205
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033%	#(m)	1/20/2041	48,873	347,657
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(m)	4/20/2048	14,430	14,307,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.951%	#(m)	3/10/2049	$113,360	$8,246,359
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	35,154	34,730,192
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	28,000	27,475,386
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	76,374,402
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	15,856	15,294,017
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	14,900	14,421,804
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%		7/15/2046	6,626	6,626,134
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	43,523	43,612,685
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	9,991	9,983,376
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.125%	#(m)	5/15/2046	228,111	10,102,075
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.318%	#(m)	5/15/2046	107,177	1,699,863
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.122%	#(m)	12/15/2047	166,898	7,605,027
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	16,231	16,402,591
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.642%	#(m)	5/15/2049	132,398	12,620,255
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.453%	#(m)	11/15/2049	276,892	24,398,497
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,590	11,219,528
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	24,294,107
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	10,107	10,192,669
Morgan Stanley Capital I Trust 2012-C4 B†	5.213%	#(m)	3/15/2045	5,000	5,281,270
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.093%	#(m)	3/15/2045	186,726	12,363,582
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	23,229	22,646,232
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,257,334
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	17,225	17,394,458
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#(m)	7/13/2029	260,000	1,008,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	$8,445	$8,510,874
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	9,549	9,689,179
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.66%	#(m)	8/15/2049	88,546	8,294,385
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.995%	#(m)	8/15/2049	121,223	8,352,552
Morgan Stanley Capital I Trust 2017-PRME A†	2.488%(1 Mo. LIBOR + 0.90%)	#	2/15/2034	15,371	15,395,630
Morgan Stanley Capital I Trust 2017-PRME B†	2.938%(1 Mo. LIBOR + 1.35%)	#	2/15/2034	13,290	13,332,392
Morgan Stanley Capital I Trust 2017-PRME C†	3.238%(1 Mo. LIBOR + 1.65%)	#	2/15/2034	6,574	6,593,209
Morgan Stanley Capital I Trust 2017-PRME D†	4.988%(1 Mo. LIBOR + 3.40%)	#	2/15/2034	12,284	12,335,409
Morgan Stanley Capital I Trust 2017-PRME E†	6.088%(1 Mo. LIBOR + 4.50%)	#	2/15/2034	13,142	13,160,408
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	8,927	8,926,917
Motel 6 Trust 2017-MTL6 C†	2.988%(1 Mo. LIBOR + 1.40%)	#	8/15/2034	34,176	34,345,618
Motel 6 Trust 2017-MTL6 D†	3.738%(1 Mo. LIBOR + 2.15%)	#	8/15/2034	140,409	141,401,649
Motel 6 Trust 2017-MTL6 E†	4.838%(1 Mo. LIBOR + 3.25%)	#	8/15/2034	136,084	137,401,124
Motel 6 Trust 2017-MTL6 F†	5.838%(1 Mo. LIBOR + 4.25%)	#	8/15/2034	23,740	24,030,326
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	24,903	24,023,127
MSCG Trust 2016-SNR A†	3.348%	#(m)	11/15/2034	54,599	53,504,345
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	26,573	26,255,649
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	17,083	17,128,571
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(m)	11/15/2032	68,091	69,194,347
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(m)	11/15/2032	17,029	17,107,744
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735	6,604,596
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	39,504,821
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	24,769	24,470,285
Palisades Center Trust 2016-PLSD XCP IO†	0.965%	#(m)	5/13/2018	380,772	723,467
PFP Ltd. 2017-3 A†	2.638%(1 Mo. LIBOR + 1.05%)	#	1/14/2035	9,615	9,627,914
PFP Ltd. 2017-3 AS†	2.888%(1 Mo. LIBOR + 1.30%)	#	1/14/2035	5,000	5,017,375
PFP Ltd. 2017-3 C†	4.088%(1 Mo. LIBOR + 2.50%)	#	1/14/2035	5,000	5,033,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Prima Capital CRE Securitization 2015-5A B†	3.50%		12/24/2050	$122,787	$124,037,573
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	18,901	18,707,300
Prima Capital CRE Securitization 2016-MRND 1A1†	4.10%		8/23/2037	80,304	80,077,264	(l)
Prima Capital CRE Securitization 2016-MRND 2A1†	3.90%		8/23/2037	93,138	91,990,144	(l)
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	114,969	115,303,519
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	105,566	105,797,452
Prima Capital Ltd.	2.214%		5/24/2021	38,411	38,449,734	(l)
RAIT Trust 2017-FL7 A†	2.538%(1 Mo. LIBOR + 0.95%)	#	6/15/2037	23,230	23,257,583
RAIT Trust 2017-FL8 A†	2.438%(1 Mo. LIBOR + 0.85%)	#	12/15/2037	32,276	32,334,547
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	56,778,017
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%	#(m)	6/25/2055	6,333	6,269,916
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	28,209	28,118,186
ReadyCap Commercial Mortgage Trust 2017-FL1 A†	2.471%(1 Mo. LIBOR + 0.85%)	#	5/25/2034	23,872	23,916,297
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	5,088	5,058,837
Sequoia Mortgage Trust 2012-4 A2	3.00%	#(m)	9/25/2042	2,922	2,831,424
Shops at Crystals Trust 2016-CSTL XA IO†	0.606%	#(m)	7/5/2036	112,000	4,921,840
Stonemont Portfolio Trust 2017-MONT D†	3.644%(1 Mo. LIBOR + 2.05%)	#	8/20/2030	67,930	68,205,864
Stonemont Portfolio Trust 2017-MONT E†	4.344%(1 Mo. LIBOR + 2.75%)	#	8/20/2030	106,252	106,935,179
Stonemont Portfolio Trust 2017-MONT F†	5.194%(1 Mo. LIBOR + 3.60%)	#	8/20/2030	13,335	13,442,171
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	1,367	1,380,901
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	7,819	7,868,324
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	4,754	4,784,991
UBS Commercial Mortgage Trust 2017-C6 XA IO	1.047%	#(m)	12/15/2050	381,796	28,732,904
UBS-BAMLL Trust 2012-WRM D†	4.238%	#(m)	6/10/2030	6,900	6,685,385
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	71,467	72,586,705
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	4.894%	#(m)	5/10/2063	6,481	5,786,589
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.341%	#(m)	5/10/2063	87,780	4,153,010
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	11,200	11,162,219
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	34,466,863
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	6,200	6,105,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	$39,872	$39,879,033
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	23,451,414
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(m)	3/10/2046	7,000	6,984,733
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.978%	#(m)	3/10/2046	368,155	14,580,173
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.192%	#(m)	4/10/2046	423,498	20,195,921
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,158,181
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	14,400	14,250,738
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	10,416	10,477,269
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	14,787	15,224,781
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,479,879
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.303%	#(m)	10/15/2044	13,970	13,920,501
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.088%(1 Mo. LIBOR + 2.50%)	#	6/15/2029	11,999	12,022,946
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.938%(1 Mo. LIBOR + 4.35%)	#	6/15/2029	33,698	33,790,873
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	3.401%	#(m)	1/25/2036	4,680	4,584,860
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	5,940	6,146,181
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	19,200	19,048,700
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	7,782	7,847,167
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.731%	#(m)	6/15/2048	152,374	5,890,717
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	9,888	9,901,604
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.60%	#(m)	12/15/2048	66,103	68,895,508
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.74%	#(m)	12/15/2048	82,108	86,062,299
Wells Fargo Commercial Mortgage Trust 2015-SG1 ASB	3.556%		9/15/2048	9,675	9,808,580
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.779%	#(m)	9/15/2048	168,286	6,992,673
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.794%	#(m)	8/15/2049	199,417	23,035,449
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.173%	#(m)	6/15/2049	154,548	18,318,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2017-SMP A†	2.463%(1 Mo. LIBOR + 0.75%)	#	12/15/2034	$22,721	$22,738,070
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	2.713%(1 Mo. LIBOR + 1.00%)	#	12/15/2034	16,322	16,339,357
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	1,736	1,802,253
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	56,515	56,395,019
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	23,743,150
West Town Mall Trust 2017-KNOX C†	4.346%	#(m)	7/5/2030	17,640	17,083,626
West Town Mall Trust 2017-KNOX D†	4.346%	#(m)	7/5/2030	21,720	20,319,601
West Town Mall Trust 2017-KNOX E†	4.346%	#(m)	7/5/2030	12,872	11,558,388
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(m)	2/15/2044	11,637	12,162,927
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	229	232,330
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	12,692	12,829,509
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	21,234	20,959,948
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.58%	#(m)	12/15/2045	58,057	3,518,624
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,085,082
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,444,048
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.76%	#(m)	6/15/2045	17,378	17,656,615
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.436%	#(m)	6/15/2045	345,835	16,230,003
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	1	1,133
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	1.849%	#(m)	8/15/2045	52,877	3,407,085
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	18,575	18,338,397
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#(m)	11/15/2045	9,180	9,238,212
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	4,971,650
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%		5/15/2045	9,804	9,795,955
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.303%	#(m)	5/15/2045	275,016	13,622,975
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	6,845	7,045,140
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	14,480	14,523,298
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.092%	#(m)	5/15/2047	245,317	10,721,424
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.568%	#(m)	5/15/2047	50,603	1,691,597
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.604%	#(m)	8/15/2047	77,369	2,902,216
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.906%	#(m)	9/15/2057	97,461	4,066,589
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.452%	#(m)	9/15/2057	37,769	948,148
WFCG Commercial Mortgage Trust 2015-BXRP A†	2.71%(1 Mo. LIBOR + 1.12%)	#	11/15/2029	11,252	11,264,186
WFCG Commercial Mortgage Trust 2015-BXRP C†	3.359%(1 Mo. LIBOR + 1.77%)	#	11/15/2029	4,747	4,748,105
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,516,111,563)					9,388,276,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCK 0.01%

Oil

Templar Energy LLC (cost $4,677,792)	Zero Coupon		470	$4,343,654

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATIONS 1.44%

U.S. Treasury Note	1.625%	12/31/2019	$107,224	106,036,578
U.S. Treasury Note	2.25%	2/29/2020	480,502	480,445,690
Total U.S. Treasury Obligations (cost $586,734,953)				586,482,268
Total Long-Term Investments (cost $40,664,931,957)				40,305,758,574

SHORT-TERM INVESTMENTS 1.22%

COMMERCIAL PAPER 0.77%

Automotive 0.06%

Ford Motor Credit Co.	2.058%	7/16/2018	23,297	23,098,653

Business Services 0.03%

Equifax, Inc.	2.287%	3/20/2018	13,000	12,984,563

Drugs 0.15%

Mylan NV	2.188%	3/19/2018	63,224	63,156,034

Electric: Power 0.03%

Entergy Corp.	1.921%	3/2/2018	11,497	11,496,396

Lodging 0.03%

Wyndham Worldwide Corp.	2.20%	3/1/2018	12,500	12,500,000

Media 0.14%

Viacom, Inc.	2.336%	3/7/2018	56,521	56,499,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.33%

Enable Midstream	2.611%	3/29/2018	$7,750	$7,734,509
Enbridge (US), Inc.	2.612%	4/12/2018	55,000	54,835,733
Enbridge (US), Inc.	2.612%	4/13/2018	42,133	42,004,167
Enbridge Energy Partners LP	2.385%	3/9/2018	1,700	1,699,112
Enbridge Energy Partners LP	2.551%	4/9/2018	3,500	3,490,521
Energy Transfer LP	2.335%	3/15/2018	250	249,776
Energy Transfer LP	2.438%	3/22/2018	23,915	23,881,519
Total				133,895,337
Total Commercial Paper (cost $313,652,234)				313,630,317

CONVERTIBLE BOND 0.04%

Energy Equipment & Services

SolarCity Corp. (cost $17,523,215)	2.75%	11/1/2018	17,743	17,563,796

CORPORATE BONDS 0.12%

Business Services 0.00%

Total System Services, Inc.	2.375%	6/1/2018	425	424,960

Computer Software 0.05%

BMC Software, Inc.	7.25%	6/1/2018	18,953	19,104,624
Fidelity National Information Services, Inc.	2.85%	10/15/2018	2,390	2,394,267
Total				21,498,891

Drugs 0.01%

Mylan NV	3.00%	12/15/2018	2,085	2,087,953

Electric: Power 0.01%

South Carolina Electric & Gas Co.	5.25%	11/1/2018	1,985	2,023,392

Financial Services 0.01%

Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	8/1/2018	3,857	3,883,517

Insurance 0.03%

Genworth Holdings, Inc.	6.515%	5/22/2018	12,033	12,063,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.00%

Imperial Brands Finance plc (United Kingdom)†(e)	2.05%		7/20/2018	$1,000	$998,229

Media 0.01%

Time Warner Cable LLC	6.75%		7/1/2018	2,000	2,026,886

Metals & Minerals: Miscellaneous 0.00%

Glencore Funding LLC†	3.08%(3 Mo. LIBOR + 1.36%)	#	1/15/2019	1,320	1,330,144

Oil: Integrated Domestic 0.00%

Cameron International Corp.	6.375%		7/15/2018	500	507,338
Total Corporate Bonds (cost $46,860,269)					46,844,392

FLOATING RATE LOAN(i) 0.10%

Electric: Power

Energy Future Intermediate Holding Co. LLC 2017 DIP Term Loan (cost $39,120,538)	4.473%(1 Wk. LIBOR + 3.00%)		6/30/2018	39,138	39,182,226

REPURCHASE AGREEMENT 0.19%

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $28,505,000 of U.S. Treasury Note at 2.00% due 8/31/2021; value: $27,992,794; proceeds: $27,440,524				27,440	27,440,112
Repurchase Agreement dated 2/28/2018, 1.30% due 3/1/2018 with J.P. Morgan Chase & Co. collateralized by $3,360,000 of Federal Home Loan Bank at 3.00% due 6/16/2036; $49,460,000 of Federal National Mortgage Association at 3.10% due 3/10/2031; value: $51,738,696; proceeds: $50,001,806				50,000	50,000,000
Total Repurchase Agreement (cost $77,440,112)					77,440,112
Total Short-Term Investments (cost $494,596,368)					494,660,843
Total Investments in Securities 100.42% (cost $41,159,528,325)					40,800,419,417
Liabilities in Excess of Cash and Other Assets(n) (0.42%)					(171,508,901)
Net Assets 100.00%					$40,628,910,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

BRL	Brazilian real.
EUR	euro dollar
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2018.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Defaulted (non-income producing security).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Foreign security traded in U.S. dollars.
(f)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2018.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2018.
(j)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate to be determined.
(l)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Credit Default Swaps on Indexes - Sell Protection at February 28, 2018(1):

Referenced Index*	Swap Counterparty	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.A.6	Credit Suisse	2.00%	5/11/2063	30,000,000	28,593,398	(1,245,368)	(161,234)	(1,406,602)
Markit CMBX. NA.AA.6	Credit Suisse	1.50%	5/11/2063	27,000,000	26,897,734	(345,629)	243,362	(102,267)
Markit CMBX. NA.A.6	Deutsche Bank	2.00%	5/11/2063	45,000,000	42,890,097	(1,868,052)	(241,851)	(2,109,903)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Referenced Index*	Swap Counterparty	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AA.6	Deutsche Bank	1.50%	5/11/2063	3,000,000	2,988,637	(38,403)	27,040	(11,363)
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	75,000,000	71,483,496	(3,113,419)	(403,085)	(3,516,504)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	15,000,000	14,943,185	(192,016)	135,201	(56,815)
						$(6,802,887)	$(400,567)	$(7,203,454)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-back securities. (See Note 2(n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $405,604. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $806,170.
(5)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at February 28, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	Standard Chartered Bank	12/20/2018	13,515,000	$16,344,095	$16,875,152	$(531,057)
euro	Sell	Standard Chartered Bank	12/20/2018	9,513,000	11,543,264	11,878,159	(334,895)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(865,952)

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2018	339	Short	$(40,737,674)	$(40,695,891)	$41,783

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2018	28,999	Long	$6,162,660,079	$6,161,381,281	$(1,278,798)
U.S. 5-Year Treasury Note	June 2018	4,874	Long	555,328,193	555,293,300	(34,893)
Unrealized Depreciation on Open Futures Contracts						$(1,313,691)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$10,651,898,881	$—	$10,651,898,881
Common Stocks
Oil	36,928,763	8,259,268	—	45,188,031
Convertible Bonds
Oil	—	—	118,790	118,790
Remaining Industries	—	136,250,149	—	136,250,149
Corporate Bonds	—	15,808,819,861	—	15,808,819,861
Floating Rate Loans
Aerospace/Defense	—	4,730,375	—	4,730,375
Biotechnology Research & Production	—	52,187,953	72,813,904	125,001,857
Chemicals	—	89,511,729	38,298,269	127,809,998
Computer Hardware	—	167,812,387	18,834,437	186,646,824
Computer Software	—	—	27,949,446	27,949,446
Containers	—	—	21,949,029	21,949,029
Drugs	—	29,800,857	—	29,800,857
Electric: Power	—	39,182,226	—	39,182,226
Electrical Equipment	—	—	55,405,779	55,405,779
Entertainment	—	12,100,269	—	12,100,269
Health Care Products	—	—	80,950,337	80,950,337
Health Care Services	—	75,000,000	3,024,596	78,024,596
Investment Management Companies	—	23,113,055	—	23,113,055
Lodging	—	—	43,574,035	43,574,035
Machinery: Industrial/Specialty	—	—	10,295,472	10,295,472
Manufacturing	—	30,766,087	—	30,766,087
Miscellaneous	—	13,311,744	46,582,580	59,894,324
Office Furniture & Business Equipment	—	—	17,343,420	17,343,420
Oil	—	—	12,221,995	12,221,995
Oil: Crude Producers	—	44,122,418	—	44,122,418
Real Estate Investment Trusts	—	31,478,580	68,728,000	100,206,580
Retail	—	103,470,131	—	103,470,131
Technology	—	10,236,987	—	10,236,987
Foreign Bond	—	—	149,938	149,938
Foreign Government Obligations	—	187,893,879	—	187,893,879
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,461,143,373	—	1,461,143,373
Government Sponsored Enterprises Pass-Throughs	—	734,290,805	—	734,290,805
Municipal Bonds	—	159,696,281	—	159,696,281
Non-Agency Commercial Mortgage-Backed Securities	—	8,861,015,968	527,261,013	9,388,276,981
Preferred Stock	—	4,343,654	—	4,343,654
U.S. Treasury Obligations	—	586,482,268	—	586,482,268
Commercial Paper	—	313,630,317	—	313,630,317
Repurchase Agreement	—	77,440,112	—	77,440,112
Total	$36,928,763	$39,717,989,614	$1,045,501,040	$40,800,419,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2018

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credir Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(7,203,454)	—	(7,203,454)
Forward Foreign Currency Exchange Contracts
Assets	—	—	—	—
Liabilities	—	(865,952)	—	(865,952)
Futures Contracts
Assets	41,783	—	—	41,783
Liabilities	(1,313,691)	—	—	(1,313,691)
Total	$(1,271,908)	$(8,069,406)	$—	$(9,341,314)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Foreign Bonds	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2017	$244,625,703	$120,845	$780,139,328	$152,533	$604,932,622
Accrued Discounts (Premiums)	(3,606)	—	23,104	—	(2,479,393)
Realized Gain (Loss)	(73,432)	—	746,721	—	108
Change in Unrealized Appreciation (Depreciation)	71,859	(2,055)	485,718	(2,595)	(713,518)
Purchases	—	—	143,901,109	—	—
Sales	(31,990,000)	—	(189,078,950)	—	(2,989,514)
Transfers into Level 3	—	—	66,783,460	—	—
Transfers out of Level 3	(212,630,524)	—	(285,029,191)	—	(71,489,292)
Balance as of February 28, 2018	$—	$118,790	$517,971,299	$149,938	$527,261,013
Change in unrealized appreciation/depreciation for period ended February 28, 2018 related to Level 3 investments held at February 28, 2018	$—	$(2,055)	$635,766	$(2,595)	$(713,519)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 113.85%

ASSET-BACKED SECURITIES 23.60%

Automobiles 10.49%

Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	$2,121	$2,112,781
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	4,171	4,201,029
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	1,877	1,943,304
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	4,406	4,415,933
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	1,507	1,506,442
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	12,880	12,876,376
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	815	814,547
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	3,518	3,513,249
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	24	23,732
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	913	911,113
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	9,736	9,708,880
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	4,919	4,900,003
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	3,697	3,685,885
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	2,022	1,992,494
AmeriCredit Automobile Receivables Trust 2017-4 C	2.60%	9/18/2023	9,155	9,008,907
AmeriCredit Automobile Receivables Trust 2017-4 D	3.08%	12/18/2023	7,593	7,498,116
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	545	544,508
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	6,628	6,617,815
Avis Budget Rental Car Funding AESOP LLC 2013-2A†	2.97%	2/20/2020	3,109	3,120,506
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%	7/20/2020	3,588	3,577,648
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	15,130	15,101,967
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	2,460	2,458,512
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	3,780	3,768,942
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,940	5,904,332
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	750	748,020
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	823	821,200
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	4,001	3,956,290
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	2,393	2,348,421
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	1,716	1,681,577
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	1,139	1,139,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	$1,782	$1,776,701
Capital Auto Receivables Asset Trust 2017-1 B†	2.43%	5/20/2022	3,190	3,136,223
Capital Auto Receivables Asset Trust 2017-1 C†	2.70%	9/20/2022	4,537	4,472,320
Capital Auto Receivables Asset Trust 2017-1 D†	3.15%	2/20/2025	2,950	2,900,146
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	798	797,623
CarMax Auto Owner Trust 2014-2 C	2.08%	1/15/2020	2,318	2,316,693
CarMax Auto Owner Trust 2014-3 C	2.29%	6/15/2020	2,881	2,878,933
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	459	457,590
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	726	725,512
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	3,490	3,454,282
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	867	864,928
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	14,403	14,337,849
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	2,425	2,442,257
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	1,265	1,267,120
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	888	890,363
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,010	1,073,090
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	7,018	6,994,367
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	1,428	1,420,539
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	1,277	1,273,518
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	628	630,090
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	2,224	2,234,977
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	3,804	3,890,913
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	2,179	2,185,747
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	6,742	6,915,778
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	1,757	1,757,371
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	5,026	5,054,578
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	1,735	1,766,809
Drive Auto Receivables Trust 2017-2 A2A	1.63%	8/15/2019	1,917	1,916,648
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	6,944	6,936,300
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	10,044	10,021,570
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	3,572	3,575,296
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	2,964	3,030,604
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	2,658	2,649,078
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	1,093	1,090,381
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	9,184	9,144,788
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	3,932	3,884,363
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	1,475	1,452,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	$4,989	$4,976,701
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	3,468	3,447,982
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	2,205	2,184,502
Ford Credit Auto Lease Trust 2017-B A2A	1.80%	6/15/2020	9,083	9,045,454
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	106	106,271
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	1,771	1,767,060
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	1,593	1,548,765
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	760	731,825
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	1,932	1,927,539
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	2,378	2,368,875
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	1,062	1,043,285
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%	9/16/2020	11,968	11,917,828
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	1,946	1,936,841
Honda Auto Receivables Owner Trust 2015-4 A3	1.23%	9/23/2019	10,549	10,505,969
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	1,816	1,805,862
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	1,503	1,500,163
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	9,340	9,321,359
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	387	387,374
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	4,122	4,085,348
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	3,433	3,409,223
Santander Drive Auto Receivables Trust 2013-5 E†	3.73%	3/15/2021	12,435	12,485,899
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	496	496,010
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	1,452	1,452,059
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	3,105	3,108,834
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	7,125	7,237,175
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	8,559	8,568,195
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	14,000	14,030,996
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	1,245	1,242,934
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	25	24,859
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,740	1,731,889
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%	3/16/2020	7,661	7,655,209
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	1,349	1,340,810
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	8,292	8,282,072
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	91	91,352
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,877	4,766,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%		1/15/2020	$1,259	$1,257,803
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	5,176	5,159,874
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	2,948	2,891,962
Westlake Automobile Receivables Trust 2016-2A A2†	1.57%		6/17/2019	462	462,133
Wheels SPV 2 LLC 2016-1A A2†	1.59%		5/20/2025	3,342	3,328,273
Total					402,151,979

Credit Cards 5.17%

Capital One Multi-Asset Execution Trust 2015-A1	1.39%		1/15/2021	2,404	2,403,707
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	1,141	1,139,132
Capital One Multi-Asset Execution Trust 2017-A5	2.168%(1 Mo. LIBOR + .58%)	#	7/15/2027	3,566	3,622,325
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	8,638	8,429,063
Chase Issuance Trust 2015-A5	1.36%		4/15/2020	10,013	10,004,037
Chase Issuance Trust 2015-A7	1.62%		7/15/2020	4,055	4,047,475
Citibank Credit Card Issuance Trust 2013-A7	2.011%(1 Mo. LIBOR + .43%)	#	9/10/2020	10,322	10,342,617
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	1,000	1,004,231
Citibank Credit Card Issuance Trust 2017-A2	1.74%		1/19/2021	15,062	14,985,478
Citibank Credit Card Issuance Trust 2017-A5	2.216%(1 Mo. LIBOR + 0.62%)	#	4/22/2026	4,595	4,640,837
Discover Card Execution Note Trust 2013-A6	2.038%(1 Mo. LIBOR + .45%)	#	4/15/2021	18,705	18,751,652
Discover Card Execution Note Trust 2014-A1	2.018%(1 Mo. LIBOR + .43%)	#	7/15/2021	18,497	18,543,986
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	11,827	11,610,884
Discover Card Execution Note Trust 2017-A4	2.53%		10/15/2026	991	961,536
Master Credit Card Trust II Series 2018-1A B†	3.245%		7/22/2024	5,251	5,192,712
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	7,984	7,840,425
Trillium Credit Card Trust II 2016-1A A†	2.341%(1 Mo. LIBOR + .72%)	#	5/26/2021	26,898	26,937,018
World Financial Network Credit Card Master Trust 2015-A	2.068%(1 Mo. LIBOR + 0.48%)	#	2/15/2022	12,469	12,474,934
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	8,959	8,884,433
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	14,800	14,559,731
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	6,515	6,412,597
World Financial Network Credit Card Master Trust 2018-A	3.07%		12/16/2024	5,577	5,586,764
Total					198,375,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.01%

New Century Home Equity Loan Trust 2005-A A6	4.496%		8/25/2035	$538	$542,485

Other 7.93%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	2,761	2,751,584
AMMC CLO XII Ltd. 2013-12A AR†	3.011%(3 Mo. LIBOR + 1.2%)	#	11/10/2030	5,502	5,540,803
Apidos CLO XII 2013-12A AR†	—	#(a)	4/15/2031	1,200	1,200,063
Apidos CLO XVI 2013-16A CR†	4.739%(3 Mo. LIBOR + 3.00%)	#	1/19/2025	1,250	1,256,438
Ares XXIX CLO Ltd. 2014-1A A1R†	2.912%(3 Mo. LIBOR + 1.19%)	#	4/17/2026	7,000	7,006,059
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	647	646,317
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	1,870	1,851,937
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	1,200	1,187,594
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	3,846	3,836,592
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	1,226	1,214,359
Atrium XIII 13A A1†	2.621%(3 Mo. LIBOR + 1.18%)	#	11/21/2030	2,400	2,418,088
Avery Point V CLO Ltd. 2014-5A BR†	3.231%(3 Mo. LIBOR + 1.50%)	#	7/17/2026	2,518	2,522,817
Birchwood Park CLO Ltd. 2014-1A AR†	2.90%(3 Mo. LIBOR + 1.18%)	#	7/15/2026	4,000	4,011,097
BlueMountain CLO Ltd. 2013-2A A1R†	2.925%(3 Mo. LIBOR + 1.18%)	#	10/22/2030	4,067	4,098,338
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	3.23%(3 Mo. LIBOR + 1.47%)	#	4/27/2027	6,550	6,627,762
Cavalry CLO IV Ltd. 2014-4A B1R†	3.072%(3 Mo. LIBOR + 1.35%)	#	10/15/2026	1,652	1,654,526
Cedar Funding VII CLO Ltd. 2018-7A A1†(b)	—	#(a)	1/20/2031	6,261	6,276,652
Cent CLO Ltd. 2013-18A A†	2.864%(3 Mo. LIBOR + 1.12%)	#	7/23/2025	1,052	1,057,616
CIFC Funding Ltd. 2017-5A A1†	2.543%(3 Mo. LIBOR + 1.18%)	#	11/16/2030	12,043	12,128,054
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	192	191,336
CNH Equipment Trust 2014-C A4	1.65%		9/15/2021	4,131	4,115,799
Conn’s Receivables Funding LLC 2017-B†	5.95%		11/15/2022	7,326	7,267,051
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	8,184	8,177,512
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	533	532,062
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	1,197	1,195,250
Diamond Resorts Owner Trust 2013-1 A†	1.95%		1/20/2025	717	716,671
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	1,124	1,117,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	$617	$611,314
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	4,691	4,602,000
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	4,555	4,552,337
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	7,850	7,692,587
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	4,126	4,105,081
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	1,708	1,701,182
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	6,558	6,459,191
Galaxy XXI CLO Ltd. 2015-21A AR†(b)	—	#(a)	4/20/2031	2,220	2,220,000	(c)
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	2,219	2,217,219
Jackson Mill CLO Ltd. 2015-1A A†	3.262%(3 Mo. LIBOR + 1.54%)	#	4/15/2027	8,300	8,361,956
Jamestown CLO VII Ltd. 2015-7A CR†	4.345%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	4,209	4,216,054
JFIN CLO Ltd. 2014-1A B1R†	3.195%(3 Mo. LIBOR + 1.45%)	#	4/21/2025	4,500	4,505,379
KKR CLO Ltd. 11 AR†	2.902%(3 Mo. LIBOR + 1.18%)	#	1/15/2031	13,785	13,880,649
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	445	444,149
Marble Point CLO XI Ltd. 2017-2A A†	2.793%(3 Mo. LIBOR + 1.18%)	#	12/18/2030	12,631	12,685,657
Mercedes-Benz Master Owner Trust 2015-BA A†	1.968%(1 Mo. LIBOR + 0.38%)#		4/15/2020	13,552	13,555,933
Missouri Higher Education Loan Authority 2012-1 A1	2.391%(1 Mo. LIBOR + 0.83%)	#	1/26/2026	3,025	3,019,412
Mountain View CLO X Ltd. 2015-10A BR†	3.117%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	4,300	4,301,751
Navient Student Loan Trust 2016-7A A†	2.771%(1 Mo. LIBOR + 1.15%)	#	3/25/2066	4,640	4,741,702
Navient Student Loan Trust 2017-2A A†	2.671%(1 Mo. LIBOR + 1.05%)	#	12/27/2066	6,079	6,177,937
Oaktree EIF II Series Ltd. 2014-A2 AR†	2.989%(3 Mo. LIBOR + 1.15%)	#	11/15/2025	4,000	4,018,419
Oaktree EIF II Series Ltd. 2014-A2 BR†	3.539%(3 Mo. LIBOR + 1.70%)	#	11/15/2025	5,790	5,810,611
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	2,784	2,797,640
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,983	2,005,178
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	309	312,857
Palmer Square Loan Funding Ltd. 2017-1A B†	3.422%(3 Mo. LIBOR + 1.70%)	#	10/15/2025	3,500	3,508,754
Palmer Square Loan Funding Ltd. 2018-1A A1†(b)	—	#(a)	4/15/2026	8,474	8,474,000
Palmer Square Loan Funding Ltd. 2018-1A A2†(b)	—	#(a)	4/15/2026	2,878	2,878,000
Palmer Square Loan Funding Ltd. 2018-1A B†(b)	—	#(a)	4/15/2026	2,179	2,176,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
Other (continued)

Pennsylvania Higher Education Assistance Agency 2006-1 B	2.015%(3 Mo. LIBOR + .27%)	#	4/25/2038		$1,526		$1,476,887
PFS Financing Corp. 2018-B†	3.08%		2/15/2023		3,180		3,179,176	(c)
Regatta IV Funding Ltd. 2014-1A DR†	5.045%(3 Mo. LIBOR + 3.30%)	#	7/25/2026		4,250		4,300,107
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023		3,005		2,967,020
SLC Student Loan Trust 2008-1 A4A	3.188%(3 Mo. LIBOR + 1.60%)	#	12/15/2032		10,225		10,580,977
SLM Private Education Loan Trust 2010-A 2A†	4.838%(1 Mo. LIBOR + 3.25%)	#	5/16/2044		1,090		1,120,093
SoFi Professional Loan Program LLC 2017-E A1†	2.121%(1 Mo. LIBOR + 0.05%)	#	11/26/2040		6,359		6,383,228
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040		4,694		4,599,882
SoFi Professional Loan Program LLC 2018-A A2B†	2.95%		2/25/2042		5,813		5,725,715
Sound Point CLO II Ltd. 2013-1A A1R†	2.822%(3 Mo. LIBOR + 1.07%)	#	1/26/2031		2,528		2,532,112
Tralee CLO III Ltd. 2014-3A AR†	2.775%(3 Mo. LIBOR + 1.03%)	#	10/20/2027		9,817		9,843,096
Tryon Park CLO Ltd. 2013-1A A1†	2.842%(3 Mo. LIBOR + 1.12%)	#	7/15/2025		3,101		3,111,787
Voya CLO Ltd. 2017-4A A1†	2.514%(3 Mo. LIBOR + 1.13%)	#	10/15/2030		3,412		3,419,678
WhiteHorse VIII Ltd. 2014-1A AR†	2.277%(3 Mo. LIBOR + .9%)	#	5/1/2026		12,198		12,194,176
Total							304,067,321
Total Asset-Backed Securities (cost $908,026,695)							905,137,359

				Shares (000)
COMMON STOCK 0.00%

Oil

Dommo Energia SA ADR (cost $41,082)					—	(d)	8,456

				Principal Amount (000)
Convertible Bond 0.00%

Automakers

Dommo Energia SA(e) (cost $54,195)	1.00%		12/31/2099	BRL	17		6,602	(f)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 26.48%

Air Transportation 0.05%

Air Canada (Canada)†(g)	7.75%		4/15/2021	$497	$551,049
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022	1,320	1,359,409
Total					1,910,458

Auto Parts: Original Equipment 0.26%

American Axle & Manufacturing, Inc.	6.25%		4/1/2025	9,153	9,479,076
International Automotive Components Group SA (Luxembourg)†(g)	9.125%		6/1/2018	539	523,167
Total					10,002,243

Automotive 0.84%

Aston Martin Capital Holdings Ltd. (Jersey)†(g)	6.50%		4/15/2022	1,797	1,882,358
Ford Motor Co.	7.45%		7/16/2031	10,643	12,989,012
General Motors Co.	6.60%		4/1/2036	10,415	12,138,842
Tesla, Inc.†	5.30%		8/15/2025	5,515	5,273,719
Total					32,283,931

Banks: Regional 7.47%

Akbank Turk AS (Turkey)†(g)	4.00%		1/24/2020	2,450	2,435,337
Akbank Turk AS (Turkey)†(g)	7.20%	#(h)	3/16/2027	1,265	1,314,215
Banco de Credito e Inversiones SA (Chile)†(g)	3.50%		10/12/2027	3,725	3,510,440
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(g)	4.375%		4/11/2027	2,450	2,396,345
Banco Nacional de Comercio Exterior SNC†	4.375%		10/14/2025	1,000	1,013,750
Bank of America Corp.	3.593%	#(h)	7/21/2028	10,865	10,580,868
Bank of America Corp.	3.824%	#(h)	1/20/2028	11,087	11,013,387
Bank of America Corp.	3.95%		4/21/2025	2,775	2,773,334
Bank of America Corp.	4.00%		1/22/2025	4,554	4,578,365
Bank of America Corp.	4.45%		3/3/2026	2,000	2,048,388
Bank of Montreal (Canada)†(g)	1.75%		6/15/2021	23,454	22,610,375
Bank of Montreal (Canada)†(g)	2.50%		1/11/2022	19,084	18,795,285
Citigroup, Inc.	3.668%	#(h)	7/24/2028	9,948	9,742,772
Citigroup, Inc.	3.887%	#(h)	1/10/2028	4,625	4,609,442
Citigroup, Inc.	4.45%		9/29/2027	4,060	4,147,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Commonwealth Bank of Australia (Australia)†(g)	4.316%		1/10/2048		$2,075	$2,000,161
First Republic Bank	4.625%		2/13/2047		2,773	2,848,378
Goldman Sachs Group, Inc. (The)	2.908%	#(h)	6/5/2023		7,454	7,273,023
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041		3,848	4,883,991
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		3,565	4,523,826
Intesa Sanpaolo SpA (Italy)†(g)	3.875%		1/12/2028		4,312	4,110,048
Intesa Sanpaolo SpA (Italy)†(g)	5.71%		1/15/2026		3,251	3,324,572
Itau Unibanco Holding SA†	6.125%	#(h)	—	(i)	3,700	3,732,375
JPMorgan Chase & Co.	3.54%	#(h)	5/1/2028		3,733	3,641,108
JPMorgan Chase & Co.	3.782%	#(h)	2/1/2028		19,223	19,167,339
Morgan Stanley	3.625%		1/20/2027		3,094	3,036,571
Morgan Stanley	3.875%		1/27/2026		2,432	2,440,407
Morgan Stanley	4.00%		7/23/2025		7,227	7,327,355
Morgan Stanley	7.25%		4/1/2032		523	694,392
Popular, Inc.	7.00%		7/1/2019		1,086	1,124,010
Santander UK Group Holdings plc (United Kingdom)†(g)	4.75%		9/15/2025		6,755	6,863,972
Santander UK plc (United Kingdom)†(g)	5.00%		11/7/2023		1,480	1,543,208
Santander UK plc (United Kingdom)(g)	7.95%		10/26/2029		4,693	5,953,422
Toronto-Dominion Bank (The) (Canada)†(g)	2.50%		1/18/2022		45,176	44,491,362
Toronto-Dominion Bank (The) (Canada)(g)	3.625%	#(h)	9/15/2031		9,952	9,590,100
Turkiye Garanti Bankasi AS (Turkey)†(g)	6.125%(5 Yr Swap rate + 4.22%)	#	5/24/2027		3,200	3,178,608
Turkiye Garanti Bankasi AS (Turkey)†(g)	6.25%		4/20/2021		1,100	1,151,294
UBS AG	7.625%		8/17/2022		6,416	7,314,240
Wells Fargo & Co.	3.00%		10/23/2026		3,172	2,994,615
Wells Fargo Bank NA	5.85%		2/1/2037		12,028	14,623,298
Wells Fargo Bank NA	6.60%		1/15/2038		8,839	11,696,555
Westpac Banking Corp. (Australia)(g)	4.322%	#(h)	11/23/2031		5,402	5,414,100
Total						286,512,618

Beverages 0.34%

Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036		10,520	11,088,176
Becle SAB de CV (Mexico)†(g)	3.75%		5/13/2025		1,900	1,865,215
Total						12,953,391

Building Materials 0.16%

James Hardie International Finance DAC (Ireland)†(g)	4.75%		1/15/2025		3,591	3,573,045
Standard Industries, Inc.†	6.00%		10/15/2025		2,476	2,627,655
Total						6,200,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.91%

Adani Ports & Special Economic Zone Ltd. (India)†(g)	4.00%	7/30/2027	$2,055	$1,957,517
Ahern Rentals, Inc.†	7.375%	5/15/2023	5,772	5,627,700
Ashtead Capital, Inc.†	4.375%	8/15/2027	2,043	1,976,603
Brink’s Co. (The)†	4.625%	10/15/2027	5,812	5,521,400
Rent-A-Center, Inc.	4.75%	5/1/2021	3,289	2,927,210
Team Health Holdings, Inc.†	6.375%	2/1/2025	6,180	5,685,600
United Rentals North America, Inc.	4.875%	1/15/2028	5,491	5,367,452
Weight Watchers International, Inc.†	8.625%	12/1/2025	5,240	5,691,950
Total				34,755,432

Chemicals 0.86%

Blue Cube Spinco, Inc.	10.00%	10/15/2025	3,221	3,857,148
Braskem Netherlands Finance BV (Netherlands)†(g)	4.50%	1/10/2028	3,800	3,685,050
Chemours Co. (The)	7.00%	5/15/2025	3,271	3,540,858
Equate Petrochemical BV (Netherlands)†(g)	4.25%	11/3/2026	4,800	4,782,072
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	603	662,546
Mexichem SAB de CV (Mexico)†(g)	4.875%	9/19/2022	1,364	1,421,970
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(g)	3.949%	4/24/2023	6,720	6,690,902
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	6,932	7,512,555
Valvoline, Inc.	5.50%	7/15/2024	748	773,245
Total				32,926,346

Coal 0.36%

Peabody Energy Corp.†	6.00%	3/31/2022	555	570,956
Peabody Energy Corp.†	6.375%	3/31/2025	7,246	7,581,127
Warrior Met Coal, Inc.†	8.00%	11/1/2024	5,365	5,539,363
Total				13,691,446

Computer Hardware 0.26%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	1,941	1,952,803
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	1,752	1,851,589
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	863	924,723
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	1,902	2,054,600
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	2,628	3,335,261
Total				10,118,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.24%

First Data Corp.†	5.75%	1/15/2024	$5,372	$5,486,155
Oracle Corp.	6.125%	7/8/2039	2,768	3,627,492
Total				9,113,647

Construction/Homebuilding 0.36%

AV Homes, Inc.	6.625%	5/15/2022	3,521	3,639,834
Century Communities, Inc.	5.875%	7/15/2025	2,455	2,442,725
PulteGroup, Inc.	7.875%	6/15/2032	2,891	3,490,882
TRI Pointe Group, Inc.	5.25%	6/1/2027	2,171	2,149,290
William Lyon Homes, Inc.	5.875%	1/31/2025	2,154	2,154,000
Total				13,876,731

Containers 0.13%

BWAY Holding Co.†	7.25%	4/15/2025	3,520	3,643,200
SAN Miguel Industrias Pet SA (Peru)†(g)	4.50%	9/18/2022	1,250	1,262,500
Total				4,905,700

Diversified 0.02%

KOC Holding AS (Turkey)†(g)	5.25%	3/15/2023	625	644,931

Drugs 0.22%

Bayer Corp.†	6.65%	2/15/2028	1,881	2,279,104
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(g)	2.20%	7/21/2021	2,645	2,453,086
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	3,583	3,412,808
Valeant Pharmaceuticals International, Inc.†	7.50%	7/15/2021	472	476,130
Total				8,621,128

Electric: Power 1.06%

Appalachian Power Co.	7.00%	4/1/2038	3,100	4,253,128
Berkshire Hathaway Energy Co.†	3.80%	7/15/2048	2,177	2,080,053
Dynegy, Inc.	7.625%	11/1/2024	3,183	3,437,640
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(g)	4.45%	8/1/2035	1,845	1,847,760
Exelon Generation Co. LLC	5.60%	6/15/2042	2,500	2,633,800
Exelon Generation Co. LLC	6.25%	10/1/2039	4,230	4,756,348
Massachusetts Electric Co.†	4.004%	8/15/2046	3,105	3,092,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Minejesa Capital BV (Netherlands)†(g)	4.625%	8/10/2030	$1,800	$1,765,426
Orazul Energy Egenor S en C por A (Peru)†(g)	5.625%	4/28/2027	3,936	3,808,080
Origin Energy Finance Ltd. (Australia)†(g)	3.50%	10/9/2018	1,500	1,505,053
Pacific Gas & Electric Co.†	3.30%	12/1/2027	6,155	5,813,404
South Carolina Electric & Gas Co.	6.05%	1/15/2038	3,036	3,619,790
South Carolina Electric & Gas Co.	6.625%	2/1/2032	1,709	2,103,002
Total				40,716,438

Engineering & Contracting Services 0.26%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(g)	6.75%	3/30/2029	1,955	2,143,169
Brand Industrial Services, Inc.†	8.50%	7/15/2025	4,778	4,957,175
China Railway Resources Huitung Ltd. (Hong Kong)(g)	3.85%	2/5/2023	2,849	2,874,379
Total				9,974,723

Entertainment 0.41%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	1,554	1,573,425
Eldorado Resorts, Inc.	6.00%	4/1/2025	5,484	5,675,940
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	2,986	3,198,753
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	5,045	5,227,881
Total				15,675,999

Financial Services 1.31%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	3,039	2,980,661
Affiliated Managers Group, Inc.	4.25%	2/15/2024	1,612	1,662,129
Discover Financial Services	4.10%	2/9/2027	1,910	1,892,626
GE Capital International Funding Co. Unlimited Co. (Ireland)(g)	4.418%	11/15/2035	6,533	6,426,715
Intelsat Connect Finance SA (Luxembourg)†(g)	12.50%	4/1/2022	3,773	3,051,414
International Lease Finance Corp.	5.875%	4/1/2019	8,844	9,133,949
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,126	2,183,136
Navient Corp.	6.625%	7/26/2021	6,760	7,081,100
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	2,312	2,370,675
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	2,540	2,451,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

OM Asset Management plc (United Kingdom)(g)	4.80%	7/27/2026	$3,066	$3,086,439
Quicken Loans, Inc.†	5.25%	1/15/2028	3,797	3,673,597
SURA Asset Management SA (Colombia)†(g)	4.375%	4/11/2027	4,400	4,345,000
Total				50,338,528

Food 0.16%

Arcor SAIC (Argentina)†(g)	6.00%	7/6/2023	2,538	2,633,683
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	2,262	2,366,617
Gruma SAB de CV (Mexico)†(g)	4.875%	12/1/2024	1,100	1,155,000
Total				6,155,300

Health Care Services 0.68%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	1,300	1,340,235
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	134	139,025
Ascension Health	3.945%	11/15/2046	1,803	1,807,563
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	3,354	3,142,279
HCA, Inc.	5.50%	6/15/2047	2,657	2,630,430
HCA, Inc.	7.50%	11/6/2033	880	979,000
Kaiser Foundation Hospitals	4.15%	5/1/2047	2,452	2,514,507
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	645	680,475
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	3,330	3,269,061
NYU Hospitals Center	4.368%	7/1/2047	578	596,373
Polaris Intermediate Corp. PIK 8.5%†	8.50%	12/1/2022	5,137	5,242,951
WellCare Health Plans, Inc.	5.25%	4/1/2025	3,603	3,655,676
Total				25,997,575

Household Equipment/Products 0.05%

Central Garden & Pet Co.	5.125%	2/1/2028	1,886	1,841,208

Insurance 0.34%

Lincoln National Corp.	6.30%	10/9/2037	1,378	1,707,629
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	7,921	8,648,345
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,712,606
Total				13,068,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.02%

GrupoSura Finance SA†	5.50%	4/29/2026	$750	$801,563

Leisure 0.37%

Carlson Travel, Inc.†	6.75%	12/15/2023	3,073	3,119,095
Carnival plc	7.875%	6/1/2027	3,957	5,043,176
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	3,480	3,732,300
Viking Cruises Ltd.†	5.875%	9/15/2027	2,408	2,353,820
Total				14,248,391

Machinery: Industrial/Specialty 0.17%

SPX FLOW, Inc.†	5.625%	8/15/2024	6,247	6,387,557

Machinery: Oil Well Equipment & Services 0.10%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	3,454	3,747,590

Manufacturing 0.42%

Bombardier, Inc.(Canada)†(g)	7.50%	3/15/2025	7,404	7,635,375
Koppers, Inc.†	6.00%	2/15/2025	2,485	2,578,188
Siemens Financieringsmaatschappij NV (Netherlands)†(g)	3.40%	3/16/2027	5,909	5,826,376
Total				16,039,939

Media 1.49%

21st Century Fox America, Inc.	7.75%	12/1/2045	2,990	4,560,726
Block Communications, Inc.†	6.875%	2/15/2025	1,370	1,424,800
Cablevision Systems Corp.	5.875%	9/15/2022	3,673	3,682,182
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	4,232	4,300,770
Comcast Corp.	3.15%	3/1/2026	12,598	12,161,779
Comcast Corp.	3.969%	11/1/2047	4,687	4,388,990
Cox Communications, Inc.†	8.375%	3/1/2039	6,139	8,575,230
CSC Holdings LLC†	10.875%	10/15/2025	1,385	1,637,763
DISH DBS Corp.	7.75%	7/1/2026	3,055	3,020,631
Myriad International Holdings BV (Netherlands)†(g)	5.50%	7/21/2025	2,500	2,674,013
Time Warner Cable LLC	7.30%	7/1/2038	2,708	3,256,640
Time Warner Entertainment Co. LP	8.375%	7/15/2033	2,400	3,193,267
VTR Finance BV (Netherlands)†(g)	6.875%	1/15/2024	3,890	4,065,050
Total				56,941,841

Metal Fabricating 0.02%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	821	870,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.58%

Barrick North America Finance LLC	7.50%	9/15/2038	$711	$949,051
Corp. Nacional del Cobre de Chile (Chile)†(g)	4.50%	9/16/2025	4,400	4,580,496
Freeport-McMoRan, Inc.	3.875%	3/15/2023	5,715	5,557,837
Glencore Finance Canada Ltd. (Canada)†(g)	5.55%	10/25/2042	4,388	4,695,057
Hudbay Minerals, Inc. (Canada)†(g)	7.25%	1/15/2023	469	500,658
Hudbay Minerals, Inc. (Canada)†(g)	7.625%	1/15/2025	703	768,027
Kinross Gold Corp. (Canada)(g)	5.95%	3/15/2024	1,969	2,117,069
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(g)	4.10%	4/11/2023	3,200	3,187,629
Total				22,355,824

Natural Gas 0.13%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	4,920	5,043,528

Oil 1.92%

Afren plc (United Kingdom)†(g)(j)	10.25%	4/8/2019	2,537	8,449
Berry Petroleum Co. LLC†	7.00%	2/15/2026	2,002	2,042,040
Continental Resources, Inc.	3.80%	6/1/2024	3,481	3,393,975
Eni SpA (Italy)†(g)	5.70%	10/1/2040	12,550	13,485,195
Ensco plc (United Kingdom)(g)	7.75%	2/1/2026	3,147	2,985,716
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	3,657	3,784,995
Gazprom OAO via Gaz Capital SA (Luxembourg)†(g)	4.95%	2/6/2028	1,300	1,332,869
Halcon Resources Corp.	6.75%	2/15/2025	3,530	3,582,950
Kerr-McGee Corp.	7.875%	9/15/2031	1,873	2,466,721
MEG Energy Corp. (Canada)†(g)	7.00%	3/31/2024	1,788	1,533,210
OGX Austria GmbH (Brazil)†(g)(j)	8.50%	6/1/2018	1,730	35
Pertamina Persero PT (Indonesia)†(g)	5.625%	5/20/2043	2,300	2,371,144
Petrobras Global Finance BV (Netherlands)(g)	4.375%	5/20/2023	2,346	2,288,523
Petrobras Global Finance BV (Netherlands)(g)	7.25%	3/17/2044	5,436	5,531,130
Petroleos Mexicanos (Mexico)(g)	4.50%	1/23/2026	3,213	3,116,610
Precision Drilling Corp. (Canada)(g)	7.75%	12/15/2023	950	1,007,000
Raizen Fuels Finance SA (Luxembourg)†(g)	5.30%	1/20/2027	4,142	4,261,082
Sanchez Energy Corp.	6.125%	1/15/2023	4,843	3,656,465
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	1,548	1,601,703
SM Energy Co.	6.50%	1/1/2023	3,739	3,757,695
Valero Energy Corp.	10.50%	3/15/2039	3,563	5,795,430
WPX Energy, Inc.	5.25%	9/15/2024	2,783	2,796,915
WPX Energy, Inc.	6.00%	1/15/2022	782	815,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

YPF SA (Argentina)†(g)	8.50%	7/28/2025	$1,787	$1,988,574
Total				73,603,661

Oil: Crude Producers 0.55%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(g)	4.60%	11/2/2047	2,240	2,191,020
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	3,509	3,561,635
Energy Transfer LP	7.50%	7/1/2038	3,541	4,306,167
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	470	491,525
GNL Quintero SA (Chile)†(g)	4.634%	7/31/2029	1,650	1,680,937
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,155,534
Kinder Morgan, Inc.	7.75%	1/15/2032	2,258	2,883,736
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	1,527	1,958,599
Total				21,229,153

Oil: Integrated Domestic 0.38%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	7,543	7,209,913
Halliburton Co.	6.70%	9/15/2038	613	801,631
National Oilwell Varco, Inc.	3.95%	12/1/2042	3,023	2,628,545
Transocean Proteus Ltd.†	6.25%	12/1/2024	2,364	2,441,258
Trinidad Drilling Ltd. (Canada)†(g)	6.625%	2/15/2025	1,365	1,325,756
Total				14,407,103

Paper & Forest Products 0.10%

Fibria Overseas Finance Ltd. (Brazil)(g)	4.00%	1/14/2025	3,850	3,788,689

Real Estate Investment Trusts 0.86%

EPR Properties	4.50%	6/1/2027	1,000	986,162
EPR Properties	4.75%	12/15/2026	3,792	3,806,474
EPR Properties	5.25%	7/15/2023	6,905	7,293,340
Goodman US Finance Four LLC†	4.50%	10/15/2037	2,214	2,197,947
Hunt Cos, Inc.†	6.25%	2/15/2026	1,944	1,907,550
Kilroy Realty LP	6.625%	6/1/2020	517	554,966
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	1,327	1,379,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(g)	3.875%	3/20/2027	$5,683	$5,662,548
VEREIT Operating Partnership LP	3.00%	2/6/2019	9,292	9,317,861
Total				33,106,265

Retail 0.66%

CEC Entertainment, Inc.	8.00%	2/15/2022	3,898	3,800,550
FirstCash, Inc.†	5.375%	6/1/2024	1,735	1,797,894
IRB Holding Corp.†	6.75%	2/15/2026	3,780	3,789,450
JC Penney Corp., Inc.†	5.875%	7/1/2023	5,933	5,717,928
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	7,585	7,585,000
PVH Corp.	7.75%	11/15/2023	2,290	2,736,550
Total				25,427,372

Steel 0.15%

Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	4,188	4,080,683
Vale Overseas Ltd. (Brazil)(g)	6.875%	11/10/2039	1,300	1,576,250
Total				5,656,933

Technology 1.11%

Alibaba Group Holding Ltd. (China)(g)	3.60%	11/28/2024	5,900	5,894,836
Alibaba Group Holding Ltd. (China)(g)	4.40%	12/6/2057	423	403,524
Amazon.com, Inc.†	3.15%	8/22/2027	6,167	5,956,688
Amazon.com, Inc.	4.80%	12/5/2034	1,496	1,661,503
Amazon.com, Inc.	5.20%	12/3/2025	9,379	10,440,887
Baidu, Inc. (China)(g)	3.50%	11/28/2022	3,350	3,341,089
Netflix, Inc.	4.375%	11/15/2026	7,463	7,201,795
Tencent Holdings Ltd. (China)†(g)	3.375%	5/2/2019	3,500	3,526,668
Tencent Holdings Ltd. (China)†(g)	3.595%	1/19/2028	4,313	4,193,901
Total				42,620,891

Telecommunications 0.48%

AT&T, Inc.	5.15%	2/14/2050	792	793,538
AT&T, Inc.	6.00%	8/15/2040	7,411	8,254,997
MTN Mauritius Investment Ltd. (Mauritius)†(g)	4.755%	11/11/2024	1,865	1,822,090
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	1,800	1,736,849
Sprint Corp.	7.125%	6/15/2024	1,459	1,439,851
VEON Holdings BV (Netherlands)†(g)	5.95%	2/13/2023	750	789,757
Verizon Communications, Inc.	4.862%	8/21/2046	3,459	3,442,714
Total				18,279,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.09%

Autoridad del Canal de Panama (Panama)†(g)	4.95%		7/29/2035	$200	$215,750
Rumo Luxembourg Sarl (Luxembourg)†(g)	7.375%		2/9/2024	3,163	3,398,327
Total					3,614,077

Utilities 0.13%

Aquarion Co.†	4.00%		8/15/2024	4,791	4,934,346
Total Corporate Bonds (cost $1,021,798,781)					1,015,390,808

FLOATING RATE LOANS(k) 1.14%

Auto Parts: Original Equipment 0.10%

Jason, Inc. 1st Lien Initial Term Loan	—	(a)	6/30/2021	3,921	3,852,348

Building Materials 0.10%

Forterra Finance, LLC Replacement Term Loan	4.648%(1 Mo. LIBOR + 3.00%)		10/25/2023	4,044	3,804,393

Business Services 0.20%

BakerCorp International, Inc. Refinanced Term Loan	4.772%(3 Mo. LIBOR + 3.00%)		2/7/2020	3,840	3,809,580
St. George’s University Scholastic Term Loan	5.40%(1 Mo. LIBOR + 3.75%)		7/6/2022	3,825	3,865,641
Total					7,675,221

Food/Tobacco 0.10%

CEC Entertainment, Inc. Term Loan B	5.127%(1 Mo. LIBOR + 3.25%)		2/12/2021	4,000	3,887,000

Insurance 0.10%

York Risk Services Holding Corp. Term Loan	5.627%(1 Mo. LIBOR + 3.75%)		10/1/2021	3,929	3,860,242

Manufacturing 0.10%

Crosby US Acquisition Corp. 1st Lien Initial Term Loan	4.904%(3 Mo. LIBOR + 3.00%)		11/23/2020	3,943	3,883,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Miscellaneous 0.10%

UTEX Industries Inc. 1st Lien Initial Term loan	—	(a)	5/21/2021		$3,879	$3,814,337

Retail 0.14%

BJ’s Wholesale Club, Inc. Tranche B Term Loan	5.08%(1 Mo. LIBOR + 3.50%)		2/3/2024		1,248	1,247,221
IRB Holding Corp Term Loan B	4.83%(1 Mo. LIBOR + 3.25%)		2/5/2025		4,087	4,132,631
Total						5,379,852

Service 0.10%

North American Lifting Holdings, Inc.1st Lien Initial Term Loan	6.193%(3 Mo. LIBOR + 4.50%)		11/27/2020		4,049	3,830,354

Transportation: Miscellaneous 0.10%

Gruden Acquisition, Inc. 1st Lien Incremental Term Loan	—	(a)	8/18/2022		1,558	1,579,609
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.802%(3 Mo. LIBOR + 8.50%)		8/18/2023		2,238	2,251,988
Total						3,831,597
Total Floating Rate Loans (cost $43,876,166)						43,818,405

FOREIGN BONDS(e) 0.06%

Brazil 0.02%

BRF SA†	7.75%		5/22/2018	BRL	2,500	768,040
Dommo Energia SA	1.00%		12/31/2099	BRL	22	8,309	(f)
Total						776,349

Mexico 0.04%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%		6/10/2028	MXN	31,250	1,596,145
Total Foreign Bonds (cost $3,818,236)						2,372,494

FOREIGN GOVERNMENT OBLIGATIONS 10.29%

Angola 0.11%

Republic of Angola†(g)	9.50%		11/12/2025		3,900	4,376,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Argentina 0.52%

City of Buenos Aires(e)	26.171%(BADLAR + 3.25%)	#	3/29/2024	ARS	12,100	$598,425
Provincia de Buenos Aires†(g)	6.50%		2/15/2023		$1,533	1,569,715
Provincia de Mendoza†(g)	8.375%		5/19/2024		2,850	3,043,287
Provincia of Neuquen†(g)	8.625%		5/12/2028		1,500	1,602,585
Republic of Argentina(g)	4.625%		1/11/2023		2,120	2,035,751
Republic of Argentina(g)	6.875%		1/26/2027		4,741	4,824,015
Republic of Argentina(g)	7.625%		4/22/2046		150	149,175
Republic of Argentina(g)	8.28%		12/31/2033		5,701	6,265,055
Total						20,088,008

Bahamas 0.13%

Commonwealth of Bahamas†(g)	6.00%		11/21/2028		2,750	2,873,750
Commonwealth of Bahamas†(g)	6.95%		11/20/2029		1,943	2,132,005
Total						5,005,755

Bermuda 0.08%

Government of Bermuda†	3.717%		1/25/2027		3,090	3,028,200

Brazil 0.05%

Federal Republic of Brazil(g)	4.25%		1/7/2025		1,000	997,250
Federal Republic of Brazil(g)	5.00%		1/27/2045		1,000	895,000
Total						1,892,250

Canada 1.70%

Province of Ontario Canada(g)	2.55%		2/12/2021		36,600	36,460,601
Province of Quebec Canada(g)	2.375%		1/31/2022		16,357	16,049,119
Province of Quebec Canada(g)	2.75%		4/12/2027		13,115	12,619,174
Total						65,128,894

Cayman Islands 0.02%

Cayman Islands Government†	5.95%		11/24/2019		800	852,000

Dominican Republic 0.04%

Dominican Republic†(g)	6.50%		2/15/2048		1,500	1,559,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Egypt 0.09%

Arab Republic of Egypt†(g)	6.125%	1/31/2022	$1,700	$1,764,150
Arab Republic of Egypt†(g)	7.903%	2/21/2048	1,560	1,642,076
Total				3,406,226

Ghana 0.04%

Republic of Ghana†(g)	7.875%	8/7/2023	1,535	1,666,327

Indonesia 0.17%

Perusahaan Penerbit SBSN†(g)	4.00%	11/21/2018	1,700	1,718,870
Republic of Indonesia†(g)	4.35%	1/8/2027	3,800	3,861,647
Republic of Indonesia†(g)	5.875%	1/15/2024	670	740,282
Total				6,320,799

Japan 6.58%

Japan Bank for International Corp.(g)	2.125%	7/21/2020	11,746	11,580,431
Japan Bank for International Corp.(g)	2.125%	11/16/2020	130,114	127,739,366
Japan Bank for International Corp.(g)	2.375%	7/21/2022	11,034	10,764,192
Japan Bank for International Corp.(g)	2.375%	11/16/2022	24,978	24,348,010
Japan Bank for International Corp.(g)	2.50%	6/1/2022	46,152	45,335,707
Japan Finance Organization for Municipalities†(g)	2.625%	4/20/2022	33,222	32,650,664
Total				252,418,370

Latvia 0.06%

Republic of Latvia†(g)	5.25%	6/16/2021	2,047	2,189,737

Lithuania 0.12%

Republic of Lithuania†(g)	7.375%	2/11/2020	4,078	4,430,951

Mexico 0.14%

United Mexican States(g)	4.00%	10/2/2023	5,095	5,201,358

Nigeria 0.05%

Republic of Nigeria†(g)	7.143%	2/23/2030	2,000	2,057,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Qatar 0.06%

State of Qatar†(g)	3.25%		6/2/2026	$2,571	$2,431,649

Romania 0.01%

Republic of Romania†(g)	6.125%		1/22/2044	320	387,347

Sri Lanka 0.06%

Republic of Sri Lanka†(g)	6.25%		7/27/2021	1,000	1,038,398
Republic of Sri Lanka†(g)	6.85%		11/3/2025	1,100	1,154,421
Total					2,192,819

Turkey 0.22%

Republic of Turkey(g)	3.25%		3/23/2023	1,350	1,261,452
Republic of Turkey(g)	5.625%		3/30/2021	4,265	4,439,571
Republic of Turkey(g)	5.75%		3/22/2024	2,625	2,723,390
Total					8,424,413

Uruguay 0.04%

Republic of Uruguay(g)	7.875%		1/15/2033	968	1,344,455
Total Foreign Government Obligations (cost $398,127,586)					394,402,506

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.61%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.297%	#(l)	2/25/2032	17,719	2,728,408
Freddie Mac Multifamily Structured Pass-Through Certificates K072 A2	3.444%		12/25/2050	7,090	7,184,470
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	232	230,004
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(l)	11/16/2055	7,791	7,693,201
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(l)	2/16/2049	5,647	5,558,347
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(l)	2/16/2053	1,505	1,478,041
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	11,202	10,887,485
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	8,813	8,496,421
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	4,519	4,369,618
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	2,951	2,841,630
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	3,465	3,373,321
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	2,891	2,799,641
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	4,035	3,904,731
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $63,141,386)					61,545,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.64%

Federal Home Loan Mortgage Corp.	0.75%		4/9/2018	$78,634	$78,576,047
Federal Home Loan Mortgage Corp.	4.00%		8/1/2047	35,671	36,703,928
Federal Home Loan Mortgage Corp.	5.00%		6/1/2026	1,511	1,568,690
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 7/1/2043	15,284	15,382,725
Federal National Mortgage Assoc.(m)	3.50%		TBA	231,300	230,920,513
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 9/1/2047	70,650	72,611,140
Federal National Mortgage Assoc.(m)	4.00%		TBA	76,100	77,962,367
Federal National Mortgage Assoc.	4.50%		9/1/2047	38,385	40,312,144
Federal National Mortgage Assoc.(m)	4.50%		TBA	251,000	262,912,698
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 4/1/2036	5,594	6,153,173
Government National Mortgage Assoc.(m)	4.00%		TBA	81,300	83,415,071
Total Government Sponsored Enterprises Pass-Throughs (cost $920,463,193)					906,518,496

MUNICIPAL BONDS 0.13%

Miscellaneous

North Texas Tollway Auth	8.91%		2/1/2030	2,875	3,176,329
Pennsylvania	5.35%		5/1/2030	1,600	1,685,040
Total Municipal Bonds (cost $4,834,320)					4,861,369

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.32%

BANK 2018-BN10 AS	3.898%		2/15/2061	5,800	5,901,287
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	6,137	5,897,268
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	10,391	10,510,063
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	6,358	6,445,453
CCUBS Commercial Mortgage Trust 2017-C1 AS	3.907%	#(l)	11/15/2050	2,155	2,180,270
CCUBS Commercial Mortgage Trust 2017-C1 B	4.159%	#(l)	11/15/2050	5,021	5,057,076
CFCRE Commercial Mortgage Trust 2017-C8 B	4.199%	#(l)	6/15/2050	1,756	1,769,274
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.185%	#(l)	10/10/2047	50,626	679,993
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	7,900	5,999,732
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.217%	#(l)	8/10/2047	5,274	253,715
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.441%	#(l)	7/10/2050	1,570	1,569,823
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441%	#(l)	7/10/2050	2,684	2,520,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.441%	#(l)	7/10/2050	$7,809	$6,469,290
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.301%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	7,001	7,015,121
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,682,239
DBWF Mortgage Trust 2015-LCM D†	3.421%	#(l)	6/10/2034	1,620	1,377,032
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(l)	12/15/2034	1,732	1,727,009
GS Mortgage Securities Corp. II 2017-GS8 B	3.953%	#(l)	11/10/2050	1,314	1,314,005
GS Mortgage Securities Trust 2014-GC26 C	4.51%	#(l)	11/10/2047	135	133,459
GS Mortgage Securities Trust 2015-GC32 C	4.412%	#(l)	7/10/2048	1,230	1,234,017
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#(l)	8/5/2034	19,156	735,303
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,123,168
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(l)	8/5/2034	3,741	3,489,589
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#(l)	8/5/2034	22,024	495,650
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.137%	#(l)	4/15/2047	5,371	135,095
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.266%	#(l)	4/15/2047	1,595	30,879
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.307%	#(l)	7/15/2048	2,500	2,430,376
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 B	4.05%		9/15/2050	1,880	1,904,275
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	799	673,564
Morgan Stanley Capital I 2017-HR2 B	4.061%	#(l)	12/15/2050	5,422	5,461,147
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(l)	9/25/2042	385	367,334
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#(l)	1/5/2043	695	684,503
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(l)	1/5/2043	450	454,346
UBS Commercial Mortgage Trust 2017-C5 B	4.10%	#(l)	11/15/2050	6,103	6,113,612
UBS Commercial Mortgage Trust 2017-C6 B	4.154%	#(l)	12/15/2050	3,099	3,117,486
UBS-BAMLL Trust 2012-WRM E†	4.238%	#(l)	6/10/2030	3,905	3,689,959
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.291%	#(l)	7/15/2046	5,195	4,341,154
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.132%	#(l)	5/15/2048	7,460	6,055,065
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.88%	#(l)	1/15/2059	2,748	2,242,290
Wells Fargo Commercial Mortgage Trust 2017-C41 B	4.188%	#(l)	11/15/2050	5,716	5,756,707
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.092%	#(l)	5/15/2047	10,668	466,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.568%	#(l)	5/15/2047	$2,205	$73,711
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.655%	#(l)	10/15/2057	67,428	2,098,424
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(l)	10/15/2057	100,000	1,606,760
Total Non-Agency Commercial Mortgage-Backed Securities (cost $127,154,652)					127,282,997

U.S. TREASURY OBLIGATIONS 23.58%

U.S. Treasury Bond	2.75%		8/15/2047	80,127	74,247,368
U.S. Treasury Bond	3.00%		5/15/2047	75,108	73,222,965
U.S. Treasury Bond	3.625%		2/15/2044	74,371	81,084,726
U.S. Treasury Inflation Indexed Note(n)	0.125%		4/15/2022	37,221	36,642,544
U.S. Treasury Inflation Indexed Note(n)	0.625%		1/15/2026	69,094	68,723,903
U.S. Treasury Note	1.375%		6/30/2018	61,704	61,617,229
U.S. Treasury Note	1.875%		4/30/2022	26,477	25,727,680
U.S. Treasury Note	2.00%		11/30/2022	32,172	31,262,764
U.S. Treasury Note	2.25%		2/29/2020	11,049	11,047,705
U.S. Treasury Note	2.25%		11/15/2027	34,923	33,049,981
U.S. Treasury Note	2.375%		1/31/2023	48,997	48,384,538
U.S. Treasury Note	2.625%		2/28/2023	359,568	359,209,838
Total U.S. Treasury Obligations (cost $907,975,554)					904,221,241
Total Long-Term Investments (cost $4,399,311,846)					4,365,566,051

SHORT-TERM INVESTMENTS 3.56%

ASSET-BACKED SECURITY 0.08%

Automobiles

GM Financial Automobile Leasing Trust 2016-3 A3 (cost $3,202,290)	1.61%		12/20/2019	3,214	3,199,843

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $14,040,000 of U.S. Treasury Note at 1.875% due 7/31/2022; value: $13,615,725; proceeds: $13,346,583				13,346	13,346,383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT (continued)

Repurchase Agreement dated 2/28/2018, 1.30% due 3/1/2018 with JPMorgan Chase & Co. collateralized by $92,550,000 of Federal Home Loan Mortgage Corp. at 4.125% due 10/11/2033; $31,405,000 of Federal Home Loan Mortgage Corp. at 2.70% due 12/28/2037; value: $122,775,440; proceeds: $120,004,333	$120,000	$120,000,000
Total Short-Term Investments (cost $136,548,673)		136,546,226
Total Investments in Securities 117.41% (cost $4,535,860,519)		4,502,112,277
Liabilities in Excess of Foreign Cash and Other Assets(o) (17.41%)		(667,570,403)
Net Assets 100.00%		$3,834,541,874

ARS	Argentine Peso
BRL	Brazilian real.
MXN	Mexican peso.
ADR	American Depositary Receipt.
BADLAR	Banco de la Republica Argentina
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2018.
(a)	Interest rate to be determined.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Amount represents less than 1,000 shares.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.
(g)	Foreign security traded in U.S. dollars.
(h)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Defaulted (non-income producing security).
(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2018.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(o)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

Open Forward Foreign Currency Exchange Contracts at February 28, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Mexican peso	Sell	State Street Bank and Trust	5/14/2018	31,000,000	$1,637,375	$1,625,479	$11,896

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Sell	State Street Bank and Trust	4/12/2018	2,580,000	$790,974	$791,245	$(271)

Open Futures Contracts at February 28, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2018	1,035	Short	$(118,133,689)	$(117,917,227)	$216,462
U.S. 10-Year Ultra Treasury Bond	June 2018	204	Short	(26,143,504)	(26,124,750)	18,754
U.S. 10-Year Treasury Note	June 2018	403	Short	(48,428,562)	(48,378,890)	49,672
U.S. Long Bond	June 2018	171	Long	24,449,301	24,527,812	78,511
Unrealized Appreciation on Open Futures Contracts						$363,399

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2018	2,675	Long	$568,483,965	$568,353,906	$(130,059)
Ultra Long U.S. Treasury Bond	June 2018	17	Short	(2,640,548)	(2,649,875)	(9,327)
Unrealized Depreciation on Open Futures Contracts						$(139,386)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2018

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Other	$—	$298,668,145	$5,399,176	$304,067,321
Remaining Industries	—	604,269,881	—	604,269,881
Common Stock	8,456	—	—	8,456
Convertible Bond	—	—	6,602	6,602
Corporate Bonds	—	1,015,390,808	—	1,015,390,808
Floating Rate Loans	—	43,818,405	—	43,818,405
Foreign Bonds
Brazil	—	768,040	8,309	776,349
Remaining Countries	—	1,596,145	—	1,596,145
Foreign Government Obligations	—	394,402,506	—	394,402,506
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	61,545,318	—	61,545,318
Government Sponsored Enterprises Pass-Throughs	—	906,518,496	—	906,518,496
Municipal Bonds	—	4,861,369	—	4,861,369
Non-Agency Commercial Mortgage-Backed Securities	—	127,282,997	—	127,282,997
U.S. Treasury Obligations	—	904,221,241	—	904,221,241
Repurchase Agreement	—	133,346,383	—	133,346,383
Total	$8,456	$4,496,689,734	$5,414,087	$4,502,112,277
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$11,896	$—	$11,896
Liabilities	—	(271)	—	(271)
Futures Contracts
Assets	363,399	—	—	363,399
Liabilities	(139,386)	—	—	(139,386)
Total	$224,013	$11,625	$—	$235,638

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Foreign Bonds
Balance as of December 1, 2017	$21,530,439	$6,716	$8,453
Accrued Discounts (Premiums)	6	—	—
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	(6,485)	(114)	(144)
Purchases	5,405,655	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(21,530,439)	—	—
Balance as of February 28, 2018	$5,399,176	$6,602	$8,309
Change in unrealized appreciation/depreciation for period ended February 28, 2018 related to Level 3 investments held at February 28, 2018	$(6,485)	$(114)	$(144)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 61.96%

ASSET-BACKED SECURITIES 17.90%

Automobiles 11.09%

Ally Auto Receivables Trust 2017-3 A2	1.53%	3/16/2020	$3,736	$3,725,862
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	500	506,989
AmeriCredit Automobile Receivables Trust 2013-4 D	3.31%	10/8/2019	199	199,118
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	3,821	3,829,614
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	852	851,899
Americredit Automobile Receivables Trust 2014-4 C	2.47%	11/9/2020	13,678	13,689,569
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	900	899,747
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	125	124,494
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	1,332	1,330,201
AmeriCredit Automobile Receivables Trust 2015-3 C	2.73%	3/8/2021	6,497	6,507,413
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	2,235	2,223,334
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	1,200	1,177,675
Americredit Automobile Receivables Trust 2016-4 B	1.83%	12/8/2021	1,800	1,772,287
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	1,481	1,476,411
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	822	820,075
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	9,000	8,898,120
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	2,871	2,862,690
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	58	58,334
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	819	816,812
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	220	219,209
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	28	28,352
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	6,461	6,467,880
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	95	94,726
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	783	780,918
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	439	434,094
Capital Auto Receivables Asset Trust 2014-3 D	3.14%	2/20/2020	3,781	3,795,314
Capital Auto Receivables Asset Trust 2015-2 B	2.29%	5/20/2020	5,075	5,070,055
Capital Auto Receivables Asset Trust 2015-2 C	2.67%	8/20/2020	11,000	11,024,160
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	2,575	2,590,514
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	658	656,390
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	1,000	991,336
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	8,250	8,223,660
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	6,740	6,670,108
CarFinance Capital Auto Trust 2014-2A A†	1.44%	11/16/2020	1	684
CarFinance Capital Auto Trust 2015-1A A†	1.75%	6/15/2021	220	219,905
CarFinance Capital Auto Trust 2015-1A C†	3.58%	6/15/2021	3,900	3,918,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2014-1 A4	1.32%		7/15/2019	$76	$75,685
CarMax Auto Owner Trust 2015-4 A3	1.56%		11/16/2020	1,244	1,238,606
CarMax Auto Owner Trust 2016-3 A3	1.39%		5/17/2021	375	371,162
CarMax Auto Owner Trust 2016-4 A2	1.21%		11/15/2019	3	2,793
CarMax Auto Owner Trust 2016-4 A3	1.40%		8/15/2021	4,666	4,603,248
CarMax Auto Owner Trust 2017-2 A2	1.63%		6/15/2020	677	675,241
CarMax Auto Owner Trust 2017-3 A2A	1.64%		9/15/2020	2,500	2,489,367
Chesapeake Funding II LLC 2016-1A A1†	2.11%		3/15/2028	9,391	9,369,878
Chesapeake Funding II LLC 2016-2A A1†	1.88%		6/15/2028	403	400,685
Chesapeake Funding II LLC 2016-2A A2†	2.588%(1 Mo. LIBOR + 1.00%)	#	6/15/2028	1,878	1,884,806
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	5,520	5,471,937
Chesapeake Funding II LLC 2017-2A A2†	2.038%(1 Mo. LIBOR + .45%)	#	5/15/2029	3,010	3,010,374
Chesapeake Funding II LLC 2017-4A A1†	2.12%		11/15/2029	3,708	3,673,081
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%		8/16/2021	273	274,943
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%		2/18/2020	1,444	1,442,300
Chrysler Capital Auto Receivables Trust 2015-AA D†	3.15%		1/18/2022	6,375	6,413,114
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%		10/15/2020	355	353,888
Chrysler Capital Auto Receivables Trust 2016-BA A3†	1.64%		7/15/2021	2,574	2,557,687
CPS Auto Receivables Trust 2016-B A†	2.07%		11/15/2019	12	12,252
CPS Auto Receivables Trust 2017-C A†	1.78%		9/15/2020	643	640,914
CPS Auto Receivables Trust 2017-C B†	2.30%		7/15/2021	500	496,122
CPS Auto Receivables Trust 2017-D A†	1.87%		3/15/2021	2,823	2,813,619
CPS Auto Receivables Trust 2017-D B†	2.43%		1/18/2022	3,000	2,971,147
CPS Auto Receivables Trust 2018-A B†	2.77%		4/18/2022	1,521	1,513,053
Drive Auto Receivables Trust 2015-BA C†	2.76%		7/15/2021	15	15,150
Drive Auto Receivables Trust 2016-BA B†	2.56%		6/15/2020	65	65,447
Drive Auto Receivables Trust 2016-BA C†	3.19%		7/15/2022	20,632	20,695,881
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	2,429	2,491,609
Drive Auto Receivables Trust 2016-CA B†	2.37%		11/16/2020	1,544	1,544,778
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	2,425	2,438,789
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	5,758	5,863,565
Drive Auto Receivables Trust 2017-1 C	2.84%		4/15/2022	7,972	7,975,017
Drive Auto Receivables Trust 2017-2 A2A	1.63%		8/15/2019	343	343,027
Drive Auto Receivables Trust 2017-2 A3	1.82%		6/15/2020	1,244	1,242,621
Drive Auto Receivables Trust 2017-2 B	2.25%		6/15/2021	446	445,152
Drive Auto Receivables Trust 2017-2 C	2.75%		9/15/2023	8,250	8,209,328
Drive Auto Receivables Trust 2017-3 C	2.80%		7/15/2022	1,940	1,935,668
Drive Auto Receivables Trust 2017-AA B†	2.51%		1/15/2021	2,662	2,664,456
Drive Auto Receivables Trust 2017-AA C†	2.98%		1/18/2022	6,550	6,571,508
Drive Auto Receivables Trust 2017-BA B†	2.20%		5/15/2020	55	55,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	$7,324	$7,333,862
Drive Auto Receivables Trust 2017-BA D†	3.72%		10/17/2022	2,337	2,367,296
Enterprise Fleet Financing LLC 2015-2 A2†	1.59%		2/22/2021	406	405,655
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%		7/20/2022	1,532	1,526,587
Enterprise Fleet Financing LLC 2017-2 A2†	1.97%		1/20/2023	1,900	1,888,460
Exeter Automobile Receivables Trust 2014-3A D†	5.69%		4/15/2021	120	123,355
Exeter Automobile Receivables Trust 2016-3A C†	4.22%		6/15/2022	3,825	3,884,245
Exeter Automobile Receivables Trust 2017-1A C†	3.95%		12/15/2022	960	970,185
Exeter Automobile Receivables Trust 2017-3A A†	2.05%		12/15/2021	18,281	18,194,299
First Investors Auto Owner Trust 2015-2A B†	2.75%		9/15/2021	28	27,970
First Investors Auto Owner Trust 2016-2A A1†	1.53%		11/16/2020	266	265,740
First Investors Auto Owner Trust 2016-2A A2†	1.87%		11/15/2021	289	286,790
First Investors Auto Owner Trust 2017-1A A1†	1.69%		4/15/2021	42	42,319
First Investors Auto Owner Trust 2017-2A A1†	1.86%		10/15/2021	2,230	2,220,272
First Investors Auto Owner Trust 2017-3A A1†	2.00%		3/15/2022	1,695	1,686,028
Flagship Credit Auto Trust 2014-1 C†	3.34%		4/15/2020	3,500	3,513,130
Flagship Credit Auto Trust 2015-2 A†	1.98%		10/15/2020	22	21,490
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	4,654	4,655,261
Flagship Credit Auto Trust 2016-3 B†	2.43%		6/15/2021	4,375	4,358,382
Flagship Credit Auto Trust 2016-4 A2†	1.96%		2/16/2021	210	209,196
Flagship Credit Auto Trust 2017-1 A†	1.93%		12/15/2021	3,894	3,884,132
Flagship Credit Auto Trust 2017-2 A†	1.85%		7/15/2021	865	860,781
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	1,545	1,535,849
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	2,557	2,544,642
Ford Credit Auto Owner Trust 2016-C A2A	1.04%		9/15/2019	6	6,037
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%		11/15/2025	3,000	2,991,391
Honda Auto Receivables Owner Trust 2015-3 A3	1.27%		4/18/2019	15	15,448
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	5	4,974
Honda Auto Receivables Owner Trust 2017-3 A3	1.79%		9/20/2021	10,229	10,082,670
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	1,145	1,136,251
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%		3/15/2019	2,978	2,975,912
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	659	659,137
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	500	500,636
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%		1/15/2021	220	218,075
Nissan Auto Receivables Owner Trust 2017-C A3	2.12%		4/18/2022	2,624	2,597,404
OSCAR US Funding Trust VII LLC 2017-2A A2B†	2.231%(1 Mo. LIBOR + 0.65%)	#	11/10/2020	15,500	15,521,483
Prestige Auto Receivables Trust 2014-1A D†	2.91%		7/15/2021	1,655	1,654,399
Prestige Auto Receivables Trust 2015-1 B†	2.04%		4/15/2021	1,642	1,640,942
Santander Drive Auto Receivables Trust 2013-5 D	2.73%		10/15/2019	4,028	4,034,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2014-2 E†	3.76%		7/15/2021	$1,100	$1,107,442
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%		9/15/2021	985	992,620
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	566	566,935
Santander Drive Auto Receivables Trust 2014-5 C	2.46%		6/15/2020	1,411	1,411,708
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	68	68,381
Santander Drive Auto Receivables Trust 2015-1 D	3.24%		4/15/2021	1,450	1,459,105
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	11	11,478
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	3,585	3,601,053
Santander Drive Auto Receivables Trust 2015-5 C	2.74%		12/15/2021	1,075	1,077,380
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	2	1,988
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%		8/17/2020	621	619,855
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	1,332	1,325,791
Santander Drive Auto Receivables Trust 2016-3 C	2.46%		3/15/2022	5,000	4,986,086
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	736	735,455
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	3,160	3,142,538
Santander Drive Auto Receivables Trust 2017-3 A3	1.87%		6/15/2021	6,275	6,231,571
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%		1/15/2021	695	692,473
TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%		1/15/2020	1,301	1,300,296
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	5,570	5,560,499
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	264	263,864
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	952	943,952
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	14,050	13,893,187
Westlake Automobile Receivables Trust 2016-2A D†	4.10%		6/15/2021	3,000	3,044,152
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	10	9,978
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	100	99,752
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	1,104	1,100,890
Wheels SPV 2 LLC 2016-1A A2†	1.59%		5/20/2025	354	352,074
Total					379,715,400

Credit Cards 2.79%
BA Credit Card Trust 2016-A1 A	1.978%(1 Mo. LIBOR + 0.39%)	#	10/15/2021	75	75,278
Barclays Dryrock Issuance Trust 2015-2 A	1.56%		3/15/2021	3,435	3,431,905
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	4,683	4,618,329
Barclays Dryrock Issuance Trust 2017-1 A	1.918%(1 Mo. LIBOR + 0.33%)	#	3/15/2023	616	618,446
Barclays Dryrock Issuance Trust 2017-2 A	1.888%(1 Mo. LIBOR + 0.30%)	#	5/15/2023	2,626	2,631,709
Cabela’s Credit Card Master Note Trust 2014-2 A	2.038%(1 Mo. LIBOR + .45%)	#	7/15/2022	15,912	15,970,625
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	650	648,936
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	8,348	8,200,834
Chase Issuance Trust 2014-A5	1.958%(1 Mo. LIBOR + .37%)	#	4/15/2021	3,826	3,838,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Chase Issuance Trust 2015-A5	1.36%		4/15/2020	$2,913	$2,910,393
Discover Card Execution Note Trust 2016-A1	1.64%		7/15/2021	7,113	7,073,835
Discover Card Execution Note Trust 2016-A2	2.128%(1 Mo. LIBOR + 0.54%)	#	9/15/2021	100	100,491
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	1,836	1,802,451
First National Master Note Trust 2017-2 A	2.028%(1 Mo. LIBOR + 0.44%)	#	10/16/2023	3,500	3,508,858
Master Credit Card Trust II Series 2016-1A B†	1.93%		9/23/2019	200	199,939
Synchrony Credit Card Master Note Trust 2015-2 A	1.60%		4/15/2021	6,292	6,289,995
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	2,625	2,614,594
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	1,310	1,317,755
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	1,180	1,174,299
World Financial Network Credit Card Master Trust 2012-D B	3.34%		4/17/2023	7,119	7,141,144
World Financial Network Credit Card Master Trust 2012-D M	3.09%		4/17/2023	4,437	4,441,685
World Financial Network Credit Card Master Trust 2016-C M	1.98%		8/15/2023	2,237	2,200,549
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	14,616	14,494,348
Total					95,305,039

Other 4.02%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	6,237	6,214,757
Ally Master Owner Trust 2015-3 A	1.63%		5/15/2020	1,520	1,518,853
Ally Master Owner Trust 2017-1 A	1.988%(1 Mo. LIBOR + .40%)	#	2/15/2021	200	200,524
Ascentium Equipment Receivables Trust 2016-1A B†	2.85%		7/10/2020	250	250,511
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	299	298,382
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	244	243,608
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	2,500	2,484,916
CCG Receivables Trust 2018-1 A2†	2.50%		6/16/2025	2,500	2,494,098
CNH Equipment Trust 2015-A A4	1.85%		4/15/2021	340	338,422
Conn’s Receivables Funding LLC 2017-A†	2.73%		7/15/2019	217	217,429
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	7,904	7,897,828
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	96	95,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	$100	$99,445
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	79	78,717
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	1,543	1,542,327
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	5,000	4,977,970
DRB Prime Student Loan Trust 2017-A A2A†	1.75%		5/27/2042	755	751,866
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	255	252,703
Ford Credit Floorplan Master Owner Trust A 2016-1 A1	1.76%		2/15/2021	292	290,272
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A2†	2.35%		5/15/2020	2,000	1,999,769
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	1,501	1,498,117
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	500	497,174
Mercedes-Benz Master Owner Trust 2016-BA A†	2.288%(1 Mo. LIBOR + 0.70%)	#	5/17/2021	150	150,970
MMAF Equipment Finance LLC 2012-AA A5†	1.98%		6/10/2032	2,217	2,214,126
MMAF Equipment Finance LLC 2015-AA A3†	1.39%		10/16/2019	418	418,163
Navient Student Loan Trust 2018-1A A1†	1.751%(1 Mo. LIBOR + 0.19%)	#	3/25/2067	8,000	7,998,555
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	864	868,569
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	291	291,613
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	5,000	5,055,920
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	9,268	9,358,862
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	2,000	1,972,305
PFS Financing Corp. 2018-A A†	1.979%(1 Mo. LIBOR + 0.40%)	#	2/15/2022	17,400	17,414,063
PFS Financing Corp. 2018-A B†	2.179%(1 Mo. LIBOR + .60%)	#	2/15/2022	6,000	6,004,939
SLM Private Education Loan Trust 2012-C A2†	3.31%		10/15/2046	1,166	1,166,809
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	3,171	3,179,777
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	932	926,328
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	5,986	5,942,127
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	2,948	2,919,932
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	9,430	9,367,192
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	15,000	14,949,912
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	97	96,822
Springleaf Funding Trust 2016-AA A†	2.90%		11/15/2029	7,000	7,003,175
Volvo Financial Equipment LLC 2015-1A A4†	1.91%		1/15/2020	4,000	3,988,589
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.244%(1 Mo. LIBOR + 0.65%)	#	1/20/2022	2,200	2,214,526
Total					137,746,582
Total Asset-Backed Securities (cost $615,348,177)					612,767,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 44.04%

Automotive 4.45%

Daimler Finance North America LLC†	2.037%(3 Mo. LIBOR + .25%)	#	11/5/2018	$4,150	$4,151,463
Daimler Finance North America LLC†	2.334%(3 Mo. LIBOR + .63%)	#	1/6/2020	5,000	5,029,777
Daimler Finance North America LLC†	2.335%(3 Mo. LIBOR + .45%)	#	5/18/2018	350	350,195
Daimler Finance North America LLC†	2.387%(3 Mo. LIBOR + .62%)	#	10/30/2019	10,559	10,610,999
Daimler Finance North America LLC†	2.633%(3 Mo. LIBOR + .86%)	#	8/1/2018	780	782,202
Ford Motor Credit Co. LLC	2.379%(3 Mo. LIBOR + .83%)	#	3/12/2019	8,693	8,734,303
Ford Motor Credit Co. LLC	2.641%(3 Mo. LIBOR + .83%)	#	8/12/2019	13,807	13,894,869
Ford Motor Credit Co. LLC	2.704%(3 Mo. LIBOR + 1.00%)	#	1/9/2020	15,000	15,175,385
Ford Motor Credit Co. LLC	2.835%(3 Mo. LIBOR + .81%)	#	4/5/2021	14,800	14,800,000
Ford Motor Credit Co. LLC	3.284%(3 Mo. LIBOR + 1.58%)	#	1/8/2019	13,450	13,589,389
General Motors Co.	2.594%(3 Mo. LIBOR + .80%)	#	8/7/2020	5,000	5,036,557
General Motors Co.	3.50%		10/2/2018	5,200	5,227,138
General Motors Financial Co., Inc.	2.65%(3 Mo. LIBOR + .93%)	#	4/13/2020	8,000	8,091,803
General Motors Financial Co., Inc.	2.967%(3 Mo. LIBOR + 1.27%)	#	10/4/2019	4,000	4,049,532
General Motors Financial Co., Inc.	3.068%(3 Mo. LIBOR + 1.36%)	#	4/10/2018	221	221,230
General Motors Financial Co., Inc.	3.25%(3 Mo. LIBOR + 1.45%)	#	5/9/2019	13,135	13,292,079
General Motors Financial Co., Inc.	3.282%(3 Mo. LIBOR + 1.56%)	#	1/15/2020	1,350	1,377,321
General Motors Financial Co., Inc.	3.78%(3 Mo. LIBOR + 2.06%)	#	1/15/2019	5,000	5,076,194
Harley-Davidson Financial Services, Inc.†	1.873%(3 Mo. LIBOR + .35%)	#	3/8/2019	1,991	1,993,329
Hyundai Capital America†	2.40%		10/30/2018	6,302	6,289,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Nissan Motor Acceptance Corp.†	2.076%(3 Mo. LIBOR + .39%)	#	9/28/2020	$5,000	$5,009,640
Nissan Motor Acceptance Corp.†	2.302%(3 Mo. LIBOR + .58%)	#	1/13/2020	6,389	6,424,807
Nissan Motor Acceptance Corp.†	2.533%(3 Mo. LIBOR + 1.01%)	#	3/8/2019	3,200	3,224,954
Toyota Motor Credit Corp.	2.121%(3 Mo. LIBOR + .39%)	#	1/17/2019	15	15,043
Total					152,447,648

Banks: Regional 29.59%

ABN AMRO Bank NV (Netherlands)†(a)	2.149%(3 Mo. LIBOR + .41%)	#	1/19/2021	9,800	9,814,249
ABN AMRO Bank NV (Netherlands)†(a)	2.374%(3 Mo. LIBOR + .64%)	#	1/18/2019	82,071	82,414,057
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	1.863%(3 Mo. LIBOR + .25%)	#	12/19/2019	10,000	10,007,530
Bank of America Corp.	2.565%(3 Mo. LIBOR + .87%)	#	4/1/2019	13,209	13,311,502
Bank of America Corp.	2.728%(3 Mo. LIBOR + 1.07%)	#	3/22/2018	10,100	10,105,672
Bank of America Corp.	2.762%(3 Mo. LIBOR + 1.04%)	#	1/15/2019	39,586	39,881,309
Bank of Montreal (Canada)(a)	1.786%(3 Mo. LIBOR + .25%) #		9/11/2019	15,000	15,017,179
Bank of Montreal (Canada)(a)	2.029%(3 Mo. LIBOR + .44%)	#	6/15/2020	3,000	3,013,092
Bank of Montreal (Canada)(a)	2.382%(3 Mo. LIBOR + .61%)	#	7/31/2018	7,243	7,257,739
Bank of Montreal (Canada)(a)	2.384%(3 Mo. LIBOR + .65%)	#	7/18/2019	35	35,235
Bank of New York Mellon Corp. (The)	1.949%(3 Mo. LIBOR + .44%)	#	3/6/2018	200	200,010
Bank of Nova Scotia (The)(Canada)(a)	2.112%(3 Mo. LIBOR + .39%)	#	7/14/2020	5,000	5,020,308
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)†(a)	2.594%(3 Mo. LIBOR + 1.02%)	#	9/14/2018	600	602,794
Barclays Bank plc (United Kingdom)(a)	2.165%(3 Mo. LIBOR + .46%)	#	1/11/2021	20,000	20,047,400
Barclays Bank plc (United Kingdom)(a)	2.53%(3 Mo. LIBOR + .77% Floor 1.25%)	#	10/28/2019	10,000	10,017,424
Branch Banking & Trust Co.	2.226%(3 Mo. LIBOR + .22%)	#	6/1/2020	10,000	10,004,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Citibank NA	1.86%(3 Mo. LIBOR + .26%)	#	9/18/2019	$15,000	$15,005,965
Citibank NA	1.966%(3 Mo. LIBOR + .34%)	#	3/20/2019	11,000	11,015,789
Citibank NA	2.03%(3 Mo. LIBOR + .23%)	#	11/9/2018	4,000	4,003,075
Citibank NA	2.045%(3 Mo. LIBOR + .3%)	#	10/20/2020	10,000	9,996,434
Citigroup, Inc.	2.375%(3 Mo. LIBOR + .86%)	#	12/7/2018	6,286	6,315,665
Citigroup, Inc.	2.445%(3 Mo. LIBOR + .93%)	#	6/7/2019	24,900	25,108,721
Citigroup, Inc.	2.647%(3 Mo. LIBOR + .88%)	#	7/30/2018	4,000	4,011,693
Citizens Bank NA/Providence RI	2.514%(3 Mo. LIBOR + .57%)	#	5/26/2020	2,000	2,007,920
Commonwealth Bank of Australia (Australia)†(a)	1.949%(3 Mo. LIBOR + .40%)	#	3/12/2018	167	167,002
Commonwealth Bank of Australia (Australia)†(a)	1.986%(3 Mo. LIBOR + .45%)	#	3/10/2020	1,000	1,004,467
Commonwealth Bank of Australia (Australia)†(a)	2.00%(3 Mo. LIBOR + .4%)	#	9/18/2020	7,000	7,020,167
Commonwealth Bank of Australia (Australia)†(a)	2.568%(3 Mo. LIBOR + .79%)	#	11/2/2018	320	321,389
Commonwealth Bank of Australia (Australia)†(a)	2.649%(3 Mo. LIBOR + 1.06%)	#	3/15/2019	410	413,786
Commonwealth Bank of Australia (Australia)†(a)	4.65%		6/15/2018	5,000	5,033,850
Credit Agricole SA (United Kingdom)†(a)	2.522%(3 Mo. LIBOR + .80%)	#	4/15/2019	11,230	11,305,808
Fifth Third Bank	2.795%(3 Mo. LIBOR + .91%)	#	8/20/2018	585	586,754
Goldman Sachs Group, Inc. (The)	2.364%(3 Mo. LIBOR + .80%)	#	12/13/2019	1,490	1,503,537
Goldman Sachs Group, Inc. (The)	2.765%(3 Mo. LIBOR + 1.02%)	#	10/23/2019	15,000	15,177,189
Goldman Sachs Group, Inc. (The)	2.785%(3 Mo. LIBOR + 1.04%)	#	4/25/2019	12,186	12,284,714
Goldman Sachs Group, Inc. (The)	2.905%(3 Mo. LIBOR + 1.16%)	#	4/23/2020	4,861	4,940,738
Goldman Sachs Group, Inc. (The)	2.939%(3 Mo. LIBOR + 1.10%)	#	11/15/2018	49,281	49,583,288
Goldman Sachs Group, Inc. (The)	2.967%(3 Mo. LIBOR + 1.20%)	#	4/30/2018	10,800	10,816,617
HBOS plc (United Kingdom)†(a)	6.75%		5/21/2018	14,255	14,381,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

HSBC Bank plc (United Kingdom)†(a)	2.479%(3 Mo. LIBOR + .64%)	#	5/15/2018	$1,250	$1,251,413
HSBC USA, Inc.	2.555%(3 Mo. LIBOR + .88%)	#	9/24/2018	4,480	4,499,843
Huntington National Bank (The)	2.046%(3 Mo. LIBOR + .51%)	#	3/10/2020	28,171	28,324,086
ING Bank NV (Netherlands)†(a)	2.15%(3 Mo. LIBOR + .55%)	#	3/16/2018	700	700,072
ING Bank NV (Netherlands)†(a)	2.385%(3 Mo. LIBOR + .69%)	#	10/1/2019	770	774,678
ING Bank NV (Netherlands)†(a)	2.449%(3 Mo. LIBOR + .61%)	#	8/15/2019	2,200	2,210,946
ING Bank NV (Netherlands)†(a)	2.665%(3 Mo. LIBOR + .78%)	#	8/17/2018	3,100	3,109,385
ING Bank NV (Netherlands)†(a)	2.788%(3 Mo. LIBOR + 1.13%)	#	3/22/2019	21,900	22,119,060
Intesa Sanpaolo SpA	2.351%(3 Mo. LIBOR + .63%)	#	7/17/2019	32,850	32,869,766
JPMorgan Chase & Co.	2.295%(3 Mo. LIBOR + .55%)	#	4/25/2018	300	300,183
JPMorgan Chase & Co.	2.39%(3 Mo. LIBOR + .63%)	#	1/28/2019	85,525	85,867,980
JPMorgan Chase & Co.	2.498%(3 Mo. LIBOR + .84%)	#	3/22/2019	1,113	1,121,654
JPMorgan Chase Bank NA	2.07%(3 Mo. LIBOR + .25%)	#	2/13/2020	15,000	14,996,572
JPMorgan Chase Bank NA	2.265%(3 Mo. LIBOR + .59%)	#	9/23/2019	2,000	2,013,242
KeyBank NA	2.35%		3/8/2019	1,920	1,915,391
Macquarie Bank Ltd. (Australia)†(a)	1.939%(3 Mo. LIBOR + .35%)	#	3/15/2019	15,000	15,005,327
Macquarie Bank Ltd. (Australia)†(a)	2.047%(3 Mo. LIBOR + .35%)	#	4/4/2019	10,700	10,707,352
Macquarie Bank Ltd. (Australia)†(a)	2.902%(3 Mo. LIBOR + 1.18%)	#	1/15/2019	11,205	11,298,185
Morgan Stanley	2.295%(3 Mo. LIBOR + .55%)	#	2/10/2021	13,840	13,880,055
Morgan Stanley	2.591%(3 Mo. LIBOR + .85%)	#	1/24/2019	995	1,000,665
Morgan Stanley	2.633%(3 Mo. LIBOR + 0.80%)	#	2/14/2020	66,912	67,232,062
Morgan Stanley	6.625%		4/1/2018	200	200,715
National Australia Bank Ltd. (Australia)†(a)	2.059%(3 Mo. LIBOR + .35%)	#	1/12/2021	14,750	14,762,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

National Australia Bank Ltd. (Australia)†(a)	2.414%(3 Mo. LIBOR + .51%)	#	5/22/2020	$4,000	$4,019,045
Nordea Bank AB (Sweden)†(a)	2.454%(3 Mo. LIBOR + .47%)	#	5/29/2020	2,000	2,009,424
Royal Bank of Canada (Canada)(a)	2.432%(3 Mo. LIBOR + .71%)	#	4/15/2019	1,915	1,926,665
Santander UK plc (United Kingdom)(a)	2.087%(3 Mo. LIBOR + .3%)	#	11/3/2020	10,000	9,998,298
Santander UK plc (United Kingdom)(a)	2.794%(3 Mo. LIBOR + .85%)	#	8/24/2018	16,027	16,080,121
Santander UK plc (United Kingdom)(a)	3.054%(3 Mo. LIBOR + 1.48%)	#	3/14/2019	21,330	21,606,802
Societe Generale SA (France)(a)	2.775%(3 Mo. LIBOR + 1.08%)	#	10/1/2018	300	301,652
Standard Chartered plc (United Kingdom)†(a)	3.015%(3 Mo. LIBOR + 1.13%)	#	8/19/2019	5,000	5,057,064
Sumitomo Mitsui Banking Corp. (Japan)(a)	2.044%(3 Mo. LIBOR + .31%)	#	10/18/2019	17,550	17,574,131
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(a)	2.053%(3 Mo. LIBOR + .44%)	#	9/19/2019	8,000	8,011,831
Toronto-Dominion Bank (The) (Canada)(a)	2.285%(3 Mo. LIBOR + .54%)	#	7/23/2018	2,917	2,922,092
UBS AG	2.375%(3 Mo. LIBOR + .70%)	#	3/26/2018	900	900,379
UBS AG (United Kingdom)†(a)	1.835%(3 Mo. LIBOR + .32%)	#	12/7/2018	4,000	4,006,044
UBS AG (united Kingdom)†(a)	2.304%(3 Mo. LIBOR + .32%)	#	5/28/2019	53,975	54,038,151
UBS AG (united Kingdom)†(a)	2.486%(3 Mo. LIBOR + .48%)	#	12/1/2020	15,000	15,030,330
UBS AG/Stamford CT	2.473%(3 Mo. LIBOR + .64%)	#	8/14/2019	8,300	8,354,341
US Bancorp	2.145%(3 Mo. LIBOR + .40%)	#	4/25/2019	50	50,144
Wells Fargo & Co.	1.974%(3 Mo. LIBOR + .40%)	#	9/14/2018	6,200	6,209,251
Wells Fargo & Co.	2.375%(3 Mo. LIBOR + .63%)	#	4/23/2018	200	200,174
Wells Fargo & Co.	2.447%(3 Mo. LIBOR + .68%)	#	1/30/2020	9,963	10,039,529
Wells Fargo Bank NA	1.975%(3 Mo. LIBOR + .23%)	#	1/15/2020	24,250	24,246,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Wells Fargo Bank NA	2.159%(3 Mo. LIBOR + .65%)	#	12/6/2019	$9,270	$9,338,060
Wells Fargo Bank NA	2.484%(3 Mo. LIBOR + .50%)	#	11/28/2018	2,500	2,507,523
Wells Fargo Bank NA	2.544%(3 Mo. LIBOR + .60%)	#	5/24/2019	3,400	3,417,121
Westpac Banking Corp. (Australia)(a)	2.374%(3 Mo. LIBOR + .43%)	#	5/25/2018	50	50,040
Total					1,012,811,922

Biotechnology Research & Production 1.20%
Amgen, Inc.	2.504%(3 Mo. LIBOR + .60%)	#	5/22/2019	45	45,267
Baxalta, Inc.	2.438%(3 Mo. LIBOR + 0.78%)	#	6/22/2018	11,063	11,079,183
Gilead Sciences, Inc.	1.796%(3 Mo. LIBOR + .17%)	#	9/20/2018	15,000	15,005,422
Gilead Sciences, Inc.	1.846%(3 Mo. LIBOR + .22%)	#	3/20/2019	15,000	15,016,718
Total					41,146,590

Building Materials 1.27%

Martin Marietta Materials, Inc.	2.126%(3 Mo. LIBOR + .50%)	#	12/20/2019	4,978	4,991,544
Martin Marietta Materials, Inc.	2.554%(3 Mo. LIBOR + 0.65%)	#	5/22/2020	12,252	12,315,109
Vulcan Materials Co.	2.189%(3 Mo. LIBOR + 0.60%)	#	6/15/2020	6,257	6,261,583
Vulcan Materials Co.	2.59%(3 Mo. LIBOR + .65%)	#	3/1/2021	19,904	19,903,151
Total					43,471,387

Business Services 0.00%

ERAC USA Finance LLC†	2.80%		11/1/2018	100	100,195

Computer Hardware 0.02%
Hewlett Packard Enterprise Co.	3.626%(3 Mo. LIBOR + 1.93%)	#	10/5/2018	561	566,724

Drugs 1.02%
Allergan Funding SCS (Luxembourg)(a)	2.629%(3 Mo. LIBOR + 1.08%)	#	3/12/2018	34,726	34,733,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

AstraZeneca plc (United Kingdom)(a)	2.38%(3 Mo. LIBOR + .53%)	#	11/16/2018	$50	$50,176
Total					34,784,133

Electric: Power 1.41%

Atlantic City Electric Co.	7.75%		11/15/2018	1,000	1,036,431
Origin Energy Finance Ltd. (Australia)†(a)	3.50%		10/9/2018	500	501,684
Pacific Gas & Electric Co.†	2.214%(3 Mo. LIBOR + .23%)	#	11/28/2018	38,500	38,441,889
PPL Capital Funding, Inc.	1.90%		6/1/2018	3,950	3,945,449
South Carolina Electric & Gas Co.	5.25%		11/1/2018	440	448,510
Southern Co. (The)	1.55%		7/1/2018	250	249,387
TECO Finance, Inc.	2.308%(3 Mo. LIBOR + .60%)	#	4/10/2018	3,075	3,076,085
Texas-New Mexico Power Co.†	9.50%		4/1/2019	386	413,265
Total					48,112,700

Electrical Equipment 0.06%

QUALCOMM, Inc.	2.245%(3 Mo. LIBOR + .36%)	#	5/20/2019	2,000	2,005,124

Financial Services 0.84%

AIG Global Funding†	2.175%(3 Mo. LIBOR + .48%)	#	7/2/2020	12,000	12,022,459
American Express Co.	2.494%(3 Mo. LIBOR + .59%)	#	5/22/2018	300	300,329
American Express Credit Corp.	2.117%(3 Mo. LIBOR + .33%)	#	5/3/2019	2,000	2,004,183
American Express Credit Corp.	2.329%(3 Mo. LIBOR + .49%)	#	8/15/2019	4,242	4,261,002
Federation des Caisses Desjardins du Quebec (Canada)†(a)	2.097%(3 Mo. LIBOR + .33%)	#	10/30/2020	5,000	5,008,533
International Lease Finance Corp.	3.875%		4/15/2018	5,000	5,002,201
Total					28,598,707

Food 0.50%
Conagra Brands, Inc.	2.204%(3 Mo. LIBOR + .5%)	#	10/9/2020	10,000	10,011,263
Tyson Foods, Inc.	2.342%(3 Mo. LIBOR + .45%)	#	8/21/2020	5,000	5,010,119
Tyson Foods, Inc.	2.434%(3 Mo. LIBOR + .45%)	#	5/30/2019	2,000	2,005,861
Total					17,027,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.31%

Becton Dickinson & Co.	2.881%(3 Mo. LIBOR + 0.88%)	#	12/29/2020	$10,607	$10,620,865

Health Care Services 0.01%

Fresenius Medical Care US Finance, Inc.†	6.50%		9/15/2018	500	509,698

Insurance 0.23%

MetLife, Inc.	6.817%		8/15/2018	500	509,628
Metropolitan Life Global Funding I†	1.833%(3 Mo. LIBOR + .22%)	#	9/19/2019	7,000	7,015,568
Prudential Financial, Inc.	2.619%(3 Mo. LIBOR + .78%)	#	8/15/2018	180	180,564
Total					7,705,760

Machinery: Agricultural 0.00%

BAT International Finance plc (United Kingdom)†(a)	1.85%		6/15/2018	25	24,939

Machinery: Industrial/Specialty 0.29%

John Deere Capital Corp.	1.816%(3 Mo. LIBOR + .12%)	#	7/5/2019	10,000	10,014,553

Machinery: Oil Well Equipment & Services 0.06%

Caterpillar Financial Services Corp.	1.689%(3 Mo. LIBOR + .18%)	#	12/6/2018	2,000	2,001,775

Manufacturing 0.30%

General Electric Co.	2.232%(3 Mo. LIBOR + .51%)	#	1/14/2019	6,069	6,080,965
General Electric Co.	2.324%(3 Mo. LIBOR + .62%)	#	1/9/2020	4,335	4,349,608
Total					10,430,573

Metals & Minerals: Miscellaneous 0.00%

Goldcorp, Inc. (Canada)(a)	2.125%		3/15/2018	15	15,000

Natural Gas 1.22%

Sempra Energy	1.959%(3 Mo. LIBOR + .25%)	#	7/15/2019	14,936	14,940,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)

Sempra Energy	2.209%(3 Mo. LIBOR + 0.50%)	#	1/15/2021	$6,975	$6,983,312
WGL Holdings, Inc.	2.384%(3 Mo. LIBOR + .4%)	#	11/29/2019	20,000	19,972,456
Total					41,895,911

Oil 0.77%

BP Capital Markets plc (United Kingdom)(a)	2.321%(3 Mo. LIBOR + .51%)	#	5/10/2018	86	86,069
ConocoPhillips Co.	2.169%(3 Mo. LIBOR + .33%)	#	5/15/2018	5,485	5,487,358
Phillips 66†	2.372%(3 Mo. LIBOR + .65%)	#	4/15/2019	14,134	14,140,857
Phillips 66	2.606%(3 Mo. LIBOR + 0.60%)	#	2/26/2021	6,641	6,647,641
Statoil ASA (Norway)(a)	2.129%(3 Mo. LIBOR + .29%)	#	5/15/2018	67	67,029
Total					26,428,954

Oil: Crude Producers 0.01%

Transcontinental Gas Pipe Line Co. LLC	6.05%		6/15/2018	10	10,099
Western Gas Partners LP	2.60%		8/15/2018	405	404,502
Total					414,601

Real Estate Investment Trusts 0.04%

Highwoods Realty LP	7.50%		4/15/2018	1,205	1,212,267

Retail 0.29%
Alimentation Couche-Tard, Inc. (Canada)†(a)	2.074%(3 Mo. LIBOR + .50%)	#	12/13/2019	9,957	9,970,527

Telecommunications 0.01%

BellSouth LLC†	4.285%		4/26/2021	500	501,870

Transportation: Miscellaneous 0.14%

Asciano Finance Ltd. (Australia)†(a)	5.00%		4/7/2018	4,750	4,760,466
Total Corporate Bonds (cost $1,506,716,315)					1,507,580,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 0.02%

U.S. Treasury Note (cost $596,509)	1.375%	6/30/2018	$596	$595,162
Total Long-Term Investments (cost $2,122,661,001)				2,120,942,315

SHORT-TERM INVESTMENTS 37.59%

COMMERCIAL PAPER 31.47%

Automotive 0.73%

VW Credit, Inc.	1.882%	3/26/2018	25,000	24,967,882

Building Materials 0.87%

CRH America Finance IN	2.108%	3/19/2018	29,750	29,719,209

Business Services 1.78%

Equifax, Inc.	2.287%	3/20/2018	20,000	19,976,250
Equifax, Inc.	2.339%	3/6/2018	7,000	6,997,764
Equifax, Inc.	2.39%	3/13/2018	15,000	14,988,250
Equifax, Inc.	2.458%	3/16/2018	19,000	18,980,842
Total				60,943,106

Chemicals 3.33%

Dow Chemical Co. (The)	1.985%	3/28/2018	29,850	29,806,345
FMC Corp.	2.386%	3/22/2018	42,750	42,690,230
Sherwin Williams Co.	2.082%	3/21/2018	7,500	7,491,458
Sherwin Williams Co.	2.103%	3/20/2018	34,000	33,962,855
Total				113,950,888

Computer Hardware 1.17%

Hewlett Packard Enterprise Co.	1.981%	3/21/2018	10,000	9,989,167
HP, Inc.	2.01%	3/16/2018	30,000	29,975,250
Total				39,964,417

Drugs 0.68%

Mylan NV	2.285%	3/19/2018	23,250	23,223,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 2.78%

Entergy Corp.	1.921%	3/2/2018	$15,000	$14,999,212
Entergy Corp.	1.921%	3/8/2018	21,750	21,742,007
Hawaiian Electric Co., Inc.	2.313%	3/7/2018	16,900	16,893,578
South Carolina Electric & Gas Co.	2.385%	3/1/2018	2,750	2,750,000
South Carolina Electric & Gas Co.	2.416%	3/20/2018	38,750	38,701,326
Total				95,086,123

Electronics 1.19%

Arrow Electronics, Inc.	2.335%	3/19/2018	40,750	40,703,137

Health Care Products 0.70%

Boston Scientific Corp.	2.13%	3/1/2018	24,000	24,000,000

Health Care Services 1.33%

Humana, Inc.	1.963%	3/12/2018	20,750	20,737,763
Humana, Inc.	2.205%	4/3/2018	25,000	24,950,271
Total				45,688,034

Household Equipment/Products 1.16%

Newell Rubbermaid, Inc.	2.212%	3/9/2018	24,750	24,738,010
Newell Rubbermaid, Inc.	2.263%	3/5/2018	15,000	14,996,283
Total				39,734,293

Lodging 0.65%

Wyndham Worldwide Corp.	2.303%	3/1/2018	10,000	10,000,000
Wyndham Worldwide Corp.	2.303%	3/6/2018	12,250	12,246,138
Total				22,246,138

Manufacturing 1.15%

Pentair Finance SA	2.334%	3/6/2018	25,400	25,391,876
Pentair Finance SA	2.334%	3/1/2018	14,000	14,000,000
Total				39,391,876

Media 3.74%

Discovery Communications LLC	2.397%	3/28/2018	20,000	19,963,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Thomson Reuters Corp.	2.184%	3/21/2018	$25,000	$24,970,139
Thomson Reuters Corp.	2.235%	3/19/2018	10,750	10,738,175
Time Warner, Inc.	1.88%	3/19/2018	30,000	29,972,250
Viacom, Inc.	2.234%	3/22/2018	8,000	7,989,733
Viacom, Inc.	2.235%	3/2/2018	1,580	1,579,903
Viacom, Inc.	2.336%	3/7/2018	33,000	32,987,350
Total				128,200,839

Natural Gas 0.89%

NiSource, Inc.	1.949%	3/2/2018	30,500	30,498,373

Oil 1.28%

Canadian Natural Resources Ltd.	2.082%	3/12/2018	14,750	14,740,761
Canadian Natural Resources Ltd.	2.123%	3/14/2018	19,000	18,985,660
Canadian Natural Resources Ltd.	2.286%	3/26/2018	10,000	9,984,375
Total				43,710,796

Oil: Crude Producers 4.54%

Enable Midstream	2.306%	3/1/2018	9,000	9,000,000
Enable Midstream	2.438%	3/12/2018	30,000	29,978,000
Enable Midstream	2.611%	3/29/2018	13,000	12,974,014
Enbridge (US), Inc.	2.356%	3/2/2018	5,000	4,999,678
Enbridge (US), Inc.	2.612%	4/12/2018	15,000	14,955,200
Enbridge (US), Inc.	2.612%	4/13/2018	15,000	14,954,133
Enbridge Energy Partners LP	2.293%	3/2/2018	7,750	7,749,514
Energy Transfer LP	2.438%	3/22/2018	16,000	15,977,600
Energy Transfer Partners	2.335%	3/8/2018	25,000	24,988,820
Energy Transfer Partners	2.673%	4/3/2018	1,050	1,047,478
Plains All American Pipeline LP	2.591%	3/19/2018	19,000	18,975,775
Total				155,600,212

Retail 0.73%

Walgreens Boots Alliance, Inc.	2.059%	4/4/2018	25,000	24,952,306

Telecommunications 1.60%

Bell Canada, Inc.	1.882%	3/23/2018	30,000	29,966,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Bell Canada, Inc.	1.887%		3/26/2018	$25,000	$24,967,795
Total					54,933,878

Transportation: Miscellaneous 1.17%

Kansas City Southern	2.082%		3/9/2018	40,000	39,981,778
Total Commercial Paper (cost $1,077,498,440)					1,077,497,129

CORPORATE BONDS 4.12%

Automotive 0.10%

General Motors Financial Co., Inc.	6.75%		6/1/2018	2,815	2,844,047
Volkswagen Group of America Finance LLC†	2.374%(3 Mo. LIBOR + .47%)	#	5/22/2018	600	600,135
Total					3,444,182

Banks: Regional 1.50%

Citigroup, Inc.	2.45%(3 Mo. LIBOR + .69%)	#	4/27/2018	20,000	20,014,847
HSBC USA, Inc.	2.564%(3 Mo. LIBOR + .77%)	#	8/7/2018	2,200	2,205,864
JPMorgan Chase & Co.	1.991%(3 Mo. LIBOR + .51%)	#	3/1/2018	1,100	1,100,000
Morgan Stanley	3.025%(3 Mo. LIBOR + 1.28%)	#	4/25/2018	750	751,186
Standard Chartered plc (United Kingdom)†(a)	2.371%(3 Mo. LIBOR + .64%)	#	4/17/2018	4,260	4,262,769
Swedbank AB (Sweden)(a)	2.48%(3 Mo. LIBOR + .68%)	#	11/1/2018	20,000	20,038,100
Westpac Banking Corp. (Australia)(a)	2.341%(3 Mo. LIBOR + .61%)	#	1/17/2019	2,986	2,998,010
Total					51,370,776

Beverages 0.71%

Anheuser-Busch InBev Worldwide, Inc.	7.75%		1/15/2019	23,416	24,397,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.09%

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	1.40%		7/20/2018	$2,975	$2,967,828

Electric: Power 0.12%

E. ON International Finance BV (Netherlands)†(a)	5.80%		4/30/2018	1,500	1,508,442
International Transmission Co.†	5.75%		4/1/2018	1,000	1,002,900
Oncor Electric Delivery Co. LLC	6.80%		9/1/2018	1,500	1,531,334
Total					4,042,676

Lodging 0.01%

Wyndham Worldwide Corp.	2.50%		3/1/2018	375	375,000

Metals & Minerals: Miscellaneous 0.68%

Glencore Finance Europe Ltd. (Jersey)(a)	2.989%(3 Mo. LIBOR + 1.20%)	#	5/6/2018	5,800	5,814,088
Glencore Funding LLC†	2.125%		4/16/2018	17,488	17,483,445
Total					23,297,533

Natural Gas 0.29%

Questar Gas Co.	5.31%		3/15/2018	9,957	9,966,115

Oil: Crude Producers 0.20%

Buckeye Partners LP	2.65%		11/15/2018	2,000	2,000,788
Columbia Pipeline Group, Inc.	2.45%		6/1/2018	4,720	4,719,874
Total					6,720,662

Steel 0.11%

Nucor Corp.	5.85%		6/1/2018	3,707	3,734,964

Technology 0.30%

Expedia, Inc.	7.456%		8/15/2018	9,957	10,179,612

Telecommunications 0.01%

Telefonica Emisiones SAU (Spain)(a)	3.192%		4/27/2018	500	500,636
Total Corporate Bonds (cost $141,082,926)					140,997,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 1.93%

U.S. Treasury Bill	Zero Coupon	3/29/2018	$50,000	$49,942,591
U.S. Treasury Bill	Zero Coupon	5/10/2018	16,300	16,250,715
Total U.S. Treasury Obligations (cost $66,196,046)				66,193,306

REPURCHASE AGREEMENT 0.07%

Repurchase Agreement dated 2/28/2018, 0.54% due 3/1/2018 with Fixed Income Clearing Corp. collateralized by $2,560,000 of U.S. Treasury Note at 1.875% due 7/31/2022; value: $2,482,639; proceeds: $2,431,573 (cost $2,431,537)			2,432	2,431,537
Total Short-Term Investments (cost $1,287,208,949)				1,287,119,509
Total Investments in Securities 99.55% (cost $3,409,869,950)				3,408,061,824
Other Assets in Excess of Liabilities 0.45%				15,260,119
Net Assets 100.00%				$3,423,321,943

LIBOR London Interbank Offered Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2018.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Asset-Backed Securities	$—	$612,767,021	$—	$612,767,021
Corporate Bonds	—	1,648,577,669	—	1,648,577,669
U.S. Treasury Obligation	—	595,162	—	595,162
Commercial Paper	—	1,077,497,129	—	1,077,497,129
Government Sponsored Enterprises Securities	—	66,193,306	—	66,193,306
Repurchase Agreement	—	2,431,537	—	2,431,537
Total	$—	$3,408,061,824	$—	$3,408,061,824

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2017	$1,893,901
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(1,893,901)
Balance as of February 28, 2018	$—
Change in Unrealized appreciation/depreciation for the period ended February 28, 2018 related to Level 3 investments held at February 28, 2018	$—

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following sixteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Focused Growth Fund (“Multi-Asset Focused Growth Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Corporate Bond Fund’s Investment objective is to seek current income. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Each of Floating Rate Fund’s and Multi-Asset Income Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Focused Growth Fund’s investment objective is to seek capital appreciation. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Each of Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(g)	TBA Sale Commitments-Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(h)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(j)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(l)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Schedule of Investments (unaudited)(continued)

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of February 28, 2018, the following Fund had unfunded loan commitments:

Security Name	Floating Rate Fund
Convergint Technologies LLC	$744.194
ICSH Parent, Inc. 1st Lien 2017 Delayed Draw Term Loan	2,308,104
Institutional Shareholder Services 2017 Delayed Draw Term Loan	489,000
KPEX Holdings Inc.	1,147,950
Lakeland Tours, LLC	877,983
Recess Holdings, Inc.	1,997,286
TGPHoldings III LLC Delayed Draw Term Loan	2,386,983

(m)	Inflation-Linked Derivatives-Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Core Plus Bond Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of a basket of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Notes to Schedule of Investments (unaudited)(continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(o)	Total Return Swaps-Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(p)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL TAX INFORMATION

As of February 28, 2018, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Tax cost	$833,334,001	$1,557,628,532	$16,502,382
Gross unrealized gain	76,407,995	5,971,995	177,463
Gross unrealized loss	(10,172,880)	(24,010,165)	(264,419)
Net unrealized security gain (loss)	$66,235,115	$(18,038,170)	$(86,956)

	Corporate Bond Fund	Floating Rate Fund	High Yield Fund
Tax cost	$7,077,245	$12,823,869,513	$6,779,067,301
Gross unrealized gain	19,454	120,947,546	171,252,736
Gross unrealized loss	(122,379)	(47,760,512)	(114,135,638)
Net unrealized security gain (loss)	$(102,925)	$73,187,034	$57,117,098

	Income Fund	Inflation Focused Fund	Multi-Asset Balanced Opportunity Fund
Tax cost	$2,200,112,601	$1,258,877,784	$1,730,377,085
Gross unrealized gain	31,158,563	23,124,309	41,186,332
Gross unrealized loss	(50,328,621)	(153,547,767)	(6,599,019)
Net unrealized security gain (loss)	$(19,170,058)	$(130,423,458)	$34,587,313

	Multi-Asset Focused Growth Fund	Multi-Asset Growth Fund	Multi-Asset Income Fund
Tax cost	$217,875,848	$952,559,569	$1,645,623,245
Gross unrealized gain	13,352,183	27,867,051	47,434,857
Gross unrealized loss	(5,252,889)	(2,668,919)	(62,250,868)
Net unrealized security gain (loss)	$8,099,294	$25,198,132	$(14,816,011)

	Short Duration Core Bond Fund	Short Duration Income Fund	Total Return Fund
Tax cost	$8,999,425	$42,125,762,915	$4,547,291,880
Gross unrealized gain	5,186	108,790,787	20,314,445
Gross unrealized loss	(96,489)	(1,436,672,711)	(65,041,948)
Net unrealized security loss	$(91,303)	$(1,327,881,924)	$(44,727,503)

	Ultra Short Bond Fund
Tax cost	$3,409,869,957
Gross unrealized gain	1,205,204
Gross unrealized loss	(3,013,337)
Net unrealized security loss	$(1,808,133)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of amortization of premium, certain securities, certain distributions received forward currency contracts, futures, and wash sales.

Notes to Schedule of Investments (unaudited)(continued)

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Convertible, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts for the period ended February 28, 2018 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into E-Mini S&P 500 Index futures contracts for the period ended February 28, 2018 (as described in note 2(e)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund entered into U.S. Treasury futures contracts for the period ended February 28, 2018 (as described in note 2(e)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the period ended February 28, 2018 (as described in note 2(m)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

Core Plus Bond Fund, Income Fund, Short Duration Core Bond Fund and Short Duration Income Fund entered into credit default swaps for the period ended February 28, 2018 (as described in note 2(n)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Core Plus Bond Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into centrally cleared credit default swaps on indexes for the period then ended February 28, 2018 (as described in note 2(n)) to economically hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. There is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Notes to Schedule of Investments (unaudited)(continued)

As of February 28, 2018, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Convertible Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$24,497
Liability Derivatives
Futures Contracts	$33,324	$—
Forward Foreign Currency Exchange Contracts	$—	$767,179

Core Fixed Income Fund
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$59,203
Liability Derivatives
Futures Contracts	$18,942

	Core Plus Bond Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts
Futures Contracts	$682	$—
Liability Derivatives
Credit Default Swaps	$—	$19,584
Futures Contracts	$510	$—

Corporate Bond Fund
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$2,578

	Floating Rate Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$243,539
Futures Contracts	$453,402	$—

Notes to Schedule of Investments (unaudited)(continued)

	High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$965,747
Futures Contracts	$942,033	$—
Liability Derivatives
Futures Contracts	$267,218	$—
Forward Foreign Currency Exchange Contracts	$—	$215,727

	Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	$—	$3,101,346	$—
Futures Contracts	$332,621	$—	$—
Liability Derivatives
Credit Default Swap Contracts	$—	$—	$44,297
Futures Contracts	$28,664	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$1,187,551	$—

	Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
CPI Swap Contracts	$—	$—	$16,296,950
Centrally Cleared CPI Swap Contracts	$—	$—	$3,940,420
Futures Contracts	$249,174	$—	$—
Liability Derivatives
CPI Swap Contracts	$—	$—	$102,592,819
Centrally Cleared CPI Swap Contracts			7,441,369
Futures Contracts	$95,515	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$23,065	$—

	Multi-Asset Balanced Opportunity Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Total Return Swap Contracts	$24,825	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$—	$701,758
Futures Contracts	$—	$2,945,241	$—
Liability Derivatives
Futures Contracts	$—	$486,118	$—
Forward Foreign Currency Exchange Contracts	$—	$—	$312,010

Notes to Schedule of Investments (unaudited)(continued)

	Multi-Asset Focused Growth Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Total Return Swap Contracts	$3,154	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$—	$179,737
Futures Contracts	$—	$290,299	$—
Liability Derivatives
Futures Contracts	$—	$63,753	$—
Forward Foreign Currency Exchange Contracts	$—	$—	$79,481

	Multi-Asset Growth Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Total Return Swap Contracts	$13,745	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$—	$567,290
Futures Contracts	$—	$1,659,093	$—
Liability Derivatives
Futures Contracts	$—	$270,951	$—
Forward Foreign Currency Exchange Contracts	$—	$—	$252,089

	Multi-Asset Income Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Total Return Swap Contracts	$22,531	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$—	$621,995
Futures Contracts	$—	$27,525	$—
Liability Derivatives
Futures Contracts	$—	$438,303	$—
Forward Foreign Currency Exchange Contracts	$—	$—	$277,657

	Short Duration Core Bond Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts
Futures Contracts	$627	$—
Liability Derivatives
Credit Default Swap Contracts	$—	$4,263
Futures Contracts	$194	$—

	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Futures Contracts	$41,783	$—	$—
Liability Derivatives
Credit Default Swap Contracts	$—	$—	$7,203,454
Futures Contracts	$1,313,691	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$865,952	$—

Notes to Schedule of Investments (unaudited)(continued)

	Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$11,896
Futures Contracts	$363,399	$—
Liability Derivatives
Futures Contracts	$139,386	$—
Forward Foreign Currency Exchange Contracts	$—	$271

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period then ended February 28, 2018:

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2018	Fair Value at 2/28/2018	Net Realized Gain (Loss) 12/1/2017 to 2/28/2018	Dividend Income 12/1/2017 to 2/28/2018	Change in Appreciation (Depreciation) 12/1/2017 to 2/28/2018
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I	12,266,738	26,957	(825,051)	11,468,644	$235,336,579	$1,232,344	$—	$(1,041,420)
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I	12,073,713	—	(3,721,756)	8,351,957	177,813,162	3,641,944	—	(6,160,544)
Lord Abbett Investment Trust-Convertible Fund-Class I	13,589,421	179,892	(537,088)	13,232,225	176,914,843	126,919	2,253,809	(423,753)
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I	17,260,253	203,035	(1,149,219)	16,314,069	89,074,816	(106,908)	1,110,849	1,661,383
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	6,482,529	1,296,061	(681,168)	7,097,422	214,413,115	1,462,582	—	13,399,798
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	—	5,828,496	(7,877)	5,820,619	136,959,154	(6,775)	—	(2,667,062)
Lord Abbett Investment Trust-High Yield Fund - Class I	40,402,771	1,517,045	(2,641,575)	39,278,241	299,300,193	(489,023)	4,470,033	(4,371,635)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5,369,177	51,496	(189,559)	5,231,114	62,354,878	27,827	614,535	130,063
Lord Abbett Securities Trust-International Dividend Income Fund - Class I	17,606,581	114,002	(4,525,668)	13,194,915	104,239,831	1,283,777	601,671	3,074,634
Lord Abbett Securities Trust-International Equity Fund-Class I	5,725,703	1,976,656	(394,087)	7,308,272	104,654,458	899,346	1,788,709	(3,486,449)
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	4,830,555	142,346	(2,415,169)	2,557,732	74,250,960	18,462,047	4,176,450	(23,231,202)
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	29,571,867	585,394	(9,544,740)	20,612,521	86,778,714	(478,004)	890,785	(350,018)
Total					$1,762,090,703	$26,056,076	$15,906,841	$(23,466,205)

Multi-Asset Focused Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2018	Fair Value at 2/28/2018	Net Realized Gain (Loss) 12/1/2017 to 2/28/2018	Dividend Income 12/1/2017 to 2/28/2018	Change in Appreciation (Depreciation) 12/1/2017 to 2/28/2018
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	2,234,088	15,998	(424,897)	1,825,189	$38,858,277	$80,545	$—	$(719,011)
Lord Abbett Investment Trust-Convertible Fund-Class I	705,156	27,125	(49,086)	683,195	9,134,316	33,863	118,089	(43,605)
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	2,440,693	20,917	(202,137)	2,259,473	29,214,980	(465,066)	—	743,096
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	2,140,034	161,075	(263,073)	2,038,036	61,569,057	3,013,041	—	1,280,415
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	—	506,898	—	506,898	11,927,315	—	—	(232,685)
Lord Abbett Investment Trust-High Yield Fund-Class I	620,056	57,017	(71,904)	605,169	4,611,389	(2,273)	68,693	(72,078)
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	—	3,089,828	—	3,089,828	24,409,638	—	—	1,544,748
Lord Abbett Securities Trust-International Equity Fund-Class I	3,592,812	102,085	(1,986,423)	1,708,474	24,465,345	5,536,261	1,124,447	(4,398,240)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	785,025	23,721	(238,533)	570,213	16,553,284	89,075	680,617	(1,003,515)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	2,138,942	304,610	(1,279,280)	1,164,272	4,901,584	(25,856)	49,222	(15,779)
Total					$225,645,185	$8,259,590	$2,041,068	$(2,916,654)

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2018	Fair Value at 2/28/2018	Net Realized Gain (Loss) 12/1/2017 to 2/28/2018	Dividend Income 12/1/2017 to 2/28/2018	Change in Appreciation (Depreciation) 12/1/2017 to 2/28/2018
Lord Abbett Affiliated Fund, Inc.-Class I	3,275,815	19,783	(204,068)	3,091,530	$48,846,169	$(26,669)	$299,313	$404,843
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	4,998,548	42,293	(308,669)	4,732,172	97,104,175	17,569	—	33,126
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	8,349,351	—	(2,744,266)	5,605,085	119,332,267	1,484,958	—	(3,070,633)
Lord Abbett Investment Trust-Convertible Fund-Class I	5,296,112	66,555	(112,127)	5,250,540	70,199,726	161,777	878,256	(226,870)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	3,600,678	715,258	(439,297)	3,876,639	117,113,251	987,419	—	7,279,704
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	—	4,596,266	(15,997)	4,580,269	107,773,728	(13,758)	—	(2,092,735)
Lord Abbett Investment Trust-High Yield Fund-Class I	23,620,890	1,000,057	(1,742,577)	22,878,371	174,333,189	248,793	2,632,595	(3,146,481)
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	15,715,862	100,101	(5,395,844)	10,420,119	82,318,941	1,810,113	537,434	2,742,394
Lord Abbett Securities Trust-International Equity Fund-Class I	3,525,667	2,478,234	(226,924)	5,776,977	82,726,314	565,601	1,101,418	(3,350,722)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4,182,946	123,054	(1,881,225)	2,424,775	70,391,220	18,458,315	3,610,416	(22,801,096)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	6,527,733	284,299	(5,410,219)	1,401,813	5,901,633	(61,499)	91,893	(1,229)
Total					$976,040,613	$23,632,619	$9,151,325	$(24,229,699)

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2018	Fair Value at 2/28/2018	Net Realized Gain (Loss) 12/1/2017 to 2/28/2018	Dividend Income 12/1/2017 to 2/28/2018	Change in Appreciation (Depreciation) 12/1/2017 to 2/28/2018
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	7,701,115	—	(787,524)	6,913,591	$147,190,362	$1,317,658	$—	$(4,021,407)
Lord Abbett Investment Trust-Convertible Fund-Class I	18,471,465	330,847	(329,206)	18,473,106	246,985,430	157,174	3,060,545	(421,300)
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1,514,771	49,691	(31,224)	1,533,238	16,298,315	(2,262)	104,573	(345,657)
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	12,449,075	158,953	(659,247)	11,948,781	65,240,343	(125,602)	808,062	1,236,297
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	5,876,527	1,402,980	(588,677)	6,690,830	202,129,978	1,294,257	—	12,551,380
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	—	1,121,346	—	1,121,346	26,385,262	—	—	(514,738)
Lord Abbett Investment Trust-High Yield Fund-Class I	36,567,290	869,859	(788,926)	36,648,223	279,259,458	197,905	4,066,556	(4,564,377)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5,601,227	53,444	(76,503)	5,578,168	66,491,766	9,806	637,785	155,092
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	16,072,587	131,684	(4,145,299)	12,058,972	95,265,877	1,372,874	541,216	2,499,050
Lord Abbett Securities Trust-International Equity Fund-Class I	5,194,774	1,760,138	(215,170)	6,739,742	96,513,110	416,446	1,597,257	(2,837,013)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3,817,052	112,646	(505,614)	3,424,084	99,401,157	2,363,837	3,305,038	(7,530,933)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	77,834,117	690,234	(9,714,354)	68,809,997	289,690,086	(895,270)	2,867,696	(1,884,050)
Total					$1,630,851,144	$6,106,823	$16,988,728	$(5,677,656)

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of February 28, 2018, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	13.36%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	10.09%
Lord Abbett Investment Trust-Convertible Fund-Class I	10.04%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	5.05%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	12.17%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	7.77%
Lord Abbett Investment Trust-High Yield Fund-Class I	16.99%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	3.54%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	5.92%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.94%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4.21%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	4.92%

Multi-Asset Focused Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	17.22%
Lord Abbett Investment Trust-Convertible Fund-Class I	4.05%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	12.95%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	27.29%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	5.28%
Lord Abbett Investment Trust-High Yield Fund-Class I	2.04%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	10.82%
Lord Abbett Securities Trust-International Equity Fund-Class I	10.84%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	7.34%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	2.17%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc.-Class I	5.00%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	9.95%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	12.23%
Lord Abbett Investment Trust-Convertible Fund-Class I	7.19%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	12.00%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	11.04%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.86%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	8.43%
Lord Abbett Securities Trust-International Equity Fund-Class I	8.48%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	7.21%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.61%

Investments in Underlying Funds (unaudited)(continued)

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	9.03%
Lord Abbett Investment Trust-Convertible Fund-Class I	15.14%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1.00%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	4.00%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	12.39%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1.62%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.12%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4.08%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	5.84%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.92%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	6.10%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	17.76%

The Ten Largest Holdings and the Holdings by Sector, as of February 28, 2018, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.00%
Pfizer, Inc.	2.93%
Chevron Corp.	2.92%
Intel Corp.	2.48%
Bank of America Corp.	2.10%
Cisco Systems, Inc.	1.93%
U.S. Bancorp	1.82%
United Technologies Corp.	1.72%
Valero Energy Corp.	1.64%
AT&T, Inc.	1.56%

Holding by Sector*	% of Investments
Consumer Discretionary	7.84%
Consumer Staples	11.45%
Energy	8.46%
Financials	22.49%
Health Care	11.14%
Industrials	11.13%
Information Technology	10.62%
Materials	4.46%
Real Estate	3.92%
Telecommunication Services	2.87%
Utilities	5.17%
Repurchase Agreement	0.45%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.70%
Chevron Corp.	3.29%
Pfizer, Inc.	3.02%
Bank of America Corp.	2.99%
Johnson & Johnson	2.64%
AT&T, Inc.	2.06%
Cisco Systems, Inc.	2.05%
Intel Corp.	2.04%
Berkshire Hathaway, Inc. Class B	1.75%
Abbott Laboratories	1.71%

Holding by Sector*	% of Investments
Consumer Discretionary	6.27%
Consumer Staples	7.62%
Energy	10.26%
Financials	28.03%
Health Care	13.83%
Industrials	7.80%
Information Technology	9.89%
Materials	3.50%
Real Estate	4.15%
Telecommunication Services	3.09%
Utilities	5.04%
Repurchase Agreement	0.52%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
XL Group Ltd.	1.90%
Invesco Ltd.	1.77%
KeyCorp	1.59%
Sempra Energy	1.49%
M&T Bank Corp.	1.46%
Synchrony Financial	1.44%
Comerica, Inc.	1.44%
Dover Corp..	1.37%
Marathon Petroleum Corp.	1.26%
SPVH Corp.	1.26%

Holding by Sector*	% of Investments
Consumer Discretionary	12.10%
Consumer Staples	4.42%
Energy	7.29%
Financials	21.12%
Health Care	6.93%
Industrials	12.76%
Information Technology	7.15%
Materials	5.29%
Real Estate	13.12%
Utilities	9.42%
Repurchase Agreement	0.40%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Micron Technology, Inc. 2.125%, 02/15/2033	3.13%
NRG Yield, Inc. 3.25%, 06/01/2020	2.87%
FireEye, Inc. 1.00%, 06/01/2035	2.76%
SunPower Corp. 0.75%, 06/01/2018	2.63%
Intel Corp. 3.25%, 08/01/2039	2.57%
Microchip Technology, Inc. 1.625%, 02/15/2025	2.41%
VeriSign, Inc. 4.864%, 08/15/2037	2.39%
Twitter, Inc. 1.00%, 09/15/2021	2.27%
SolarCity Corp. 1.625%, 11/01/2019	2.14%
VEREIT, Inc. 3.00%, 08/01/2018	1.76%

Holding by Sector*	% of Investments
Automotive	2.43%
Banking	3.66%
Basic Industry	2.35%
Capital Goods	3.15%
Consumer Goods	0.93%
Energy	3.96%
Financial Services	1.55%
Healthcare	15.6%
Insurance	0.48%
Leisure	2.36%
Media	2.98%
Real Estate	4.64%
Retail	1.65%
Services	0.51%
Technology & Electronics	41.95%
Transportation	5.07%
Utilities	5.03%
Repurchase Agreement	1.70%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 4.50%, 03/13/2048	7.11%
Federal National Mortgage Assoc., 3.50%, 03/13/2048	6.28%
Ginnie Mae II Pool, 4.00%, 03/20/2048	2.93%
Japan Bank for International Corp., 2.125%, 11/16/2020	2.76%
U.S. Treasury Notes, 2.625%, 02/28/2023	2.34%
Federal Home Loan Mortgage Corp., 0.75%, 04/09/2018	2.16%
U.S. Treasury Bond, 3.625%, 02/15/2044	2.12%
U.S. Treasury Bond, 3.00%, 05/15/2047	1.98%
U.S. Treasury Bond, 2.25%, 02/29/2020	1.85%
U.S. Treasury Bond, 2.00%, 11/30/2022	1.83%

Holding by Sector*	% of Investments
Auto	0.51%
Basic Industry	0.08%
Capital Goods	0.06%
Consumer Cyclicals	0.10%
Consumer Services	1.04%
Consumer Staples	0.54%
Energy	1.57%
Financial Services	34.67%
Foreign Government	6.43%
Health Care	0.32%
Integrated Oils	0.24%
Materials and Processing	0.39%
Municipal	0.04%
Producer Durables	0.14%
Technology	1.20%
Telecommunications	0.40%
Transportation	0.06%
U.S. Government	45.44%
Utilities	1.86%
Repurchase Agreement	4.91%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.375%, 06/30/2018	1.06%
City of Buenos Aires, 26.875%, 02/22/2028	1.00%
Glencore Funding LLC, 2.125%, 04/16/2018	0.99%
H/2 Asset Funding 2014-1 Ltd., 2.348%, 03/19/2037	0.97%
City of Buenos Aires, 26.6605%, 03/29/2024	0.95%
Capital One Multi-Asset Execution Trust 2015-A3, 1.877%, 03/15/2023	0.94%
Avis Budget Rental Car Funding AESOP LLC 2014-1A, 2.46%, 07/20/2020	0.85%
Drive Auto Receivables Trust 2017-BA C, 2.61% 08/16/2021	0.84%
Provincia de Mendoza, 27.5%, 06/09/2021	0.83%
Egypt Treasury Bill, Zero Coupon, 03/06/2018	0.78%

Holding by Sector*	% of Investments
Asset Backed	16.27%
Automotive	3.29%
Banking	6.10%
Basic Industry	3.67%
Capital Goods	2.33%
Collateralized Mortgage Obligation	0.36%
Commercial Mortgage Backed	23.39%
Consumer Goods	1.72%
Energy	12.48%
Financial Services	3.51%
Foreign Sovereign	4.76%
GO - State	0.36%
Government Guaranteed	1.36%
Healthcare	2.74%
Insurance	0.58%
Leisure	0.44%
Media	1.92%
Mortgage Backed	2.29%
Real Estate	1.12%
Retail	0.50%
Services	0.61%
Technology & Electronics	4.68%
Telecommunications	1.59%
Transportation	0.12%
Utility	3.81%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.58%
Johnson & Johnson	4.19%
Bank of America Corp.	4.07%
Chevron Corp.	3.29%
Cisco Systems, Inc.	3.14%
DowDuPont, Inc.	2.62%
General Dynamics Corp.	2.61%
Intel Corp.	2.61%
Abbott Laboratories	2.56%
Goldman Sachs Group, Inc. (The)	2.39%

Holding by Sector*	% of Investments
Consumer Discretionary	7.45%
Consumer Staples	10.16%
Energy	11.76%
Financials	29.00%
Health Care	8.90%
Industrials	11.53%
Information Technology	13.38%
Materials	3.04%
Real Estate	0.79%
Telecommunication Services	1.33%
Utilities	1.74%
Repurchase Agreement	0.92%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Amazon.com, Inc.	6.96%
Alphabet, Inc. Class A	4.89%
Microsoft Corp.	4.28%
Apple, Inc.	3.7%
Facebook, Inc. Class A	3.14%
Vertex Pharmaceuticals Inc.	2.40%
Netflix Inc.	2.01%
Visa Inc. Class A	1.99%
NVIDIA Corp.	1.96%
Illumina Inc.	1.71%

Holding by Sector*	% of Investments
Consumer Discretionary	16.7%
Consumer Staples	2.24%
Energy	1.01%
Financials	6.09%
Health Care	15.28%
Industrials	13.86%
Information Technology	43.02%
Materials	0.49%
Repurchase Agreement	1.31%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Zoetis, Inc.	2.82%
Red Hat, Inc.	2.49%
ServiceNow, Inc.	2.10%
Analog Devices, Inc.	2.07%
Roper Technologies, Inc.	2.02%
Global Payments, Inc.	1.82%
Moody’s Corp.	1.77%
Lam Research Corp.	1.73%
Fidelity National Information Services, Inc.	1.72%
Edwards Lifesciences Corp.	1.71%

Holding by Sector*	% of Investments
Consumer Discretionary	15.26%
Consumer Staples	3.02%
Energy	1.16%
Financials	10.00%
Health Care	16.68%
Industrials	16.69%
Information Technology	29.34%
Materials	5.48%
Real Estate	1.04%
Repurchase Agreement	1.33%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
CSC Holdings LLC, 10.875%, 10/15/2025	0.89%
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	0.89%
Bombardier, Inc., 7.50%, 03/15/2025	0.79%
T-Mobile USA, Inc., 6.50%, 01/15/2026	0.77%
HCA, Inc., 5.25%, 06/15/2026	0.69%
Tesla, Inc., 5.30%, 08/15/2025	0.63%
Peabody Energy Corp., 6.375%, 03/31/2025	0.58%
First Data Corp., 5.75%, 01/15/2024	0.57%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/2026	0.57%
MGM Resorts International, 6.00%, 03/15/2023	0.55%

Holding by Sector*	% of Investments
Automotive	2.60%
Banking	4.41%
Basic Industry	14.87%
Capital Goods	5.15%
Commercial Mortgage Backed	0.40%
Consumer Goods	3.07%
Energy	12.64%
Financial Services	3.33%
Foreign Sovereign	1.33%
Government Guaranteed	0.22%
Healthcare	8.46%
Insurance	0.65%
Leisure	5.52%
Media	7.43%
Real Estate	0.38%
Retail	5.90%
Services	5.74%
Technology & Electronics	5.65%
Telecommunications	4.23%
Transportation	3.35%
Utility	3.79%
Repurchase Agreement	0.88%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
Japan Bank for International Corp., 2.125%, 11/16/2020	3.14%
Province of Ontario Canada, 2.55%, 02/12/2021	1.36%
Japan Finance Organization for Municipalities, 2.625%, 04/20/2022	0.74%
World Financial Network Credit Card Master Trust 2012-D A, 2.15%, 04/17/2023	0.67%
OneMain Financial Issuance Trust 2016-2A A, 4.10%, 03/20/2028	0.65%
HBOS plc, 6.75%, 05/21/2018	0.61%
Bank of Montreal, 1.75%, 06/15/2021	0.55%
FMG Resources (August 2006) Pty Ltd., 9.75%, 03/01/2022	0.53%
Caesars Palace Las Vegas Trust 2017-VICI A, 3.531%, 10/15/2034	0.50%
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A, 2.2438%, 01/20/2022	0.49%

Holding by Sector*	% of Investments
Auto	2.25%
Basic Industry	0.17%
Capital Goods	0.80%
Consumer Cyclicals	1.55%
Consumer Discretionary	0.57%
Consumer Services	1.27%
Consumer Staples	0.51%
Energy	8.24%
Financial Services	58.91%
Foreign Government	4.12%
Government	5.75%
Health Care	1.83%
Integrated Oils	0.44%
Materials and Processing	3.97%
Municipal	0.27%
Other	0.14%
Producer Durables	1.14%
Technology	2.43%
Telecommunications	0.45%
Transportation	0.35%
Utilities	2.13%
Repurchase Agreement	2.71%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Tencent Holdings Ltd.	1.75%
Nintendo Co., Ltd.	1.54%
Alibaba Group Holding Ltd. ADR	1.53%
Danske Bank A/S	1.53%
Royal Dutch Shell plc B Shares	1.51%
Vinci SA	1.51%
Unilever NV CVA	1.48%
Allianz SE Registered Shares	1.46%
ArcelorMittal	1.39%
AIA Group Ltd.	1.32%

Holding by Sector	% of Investments
Consumer Discretionary	12.44%
Consumer Staples	7.24%
Energy	3.99%
Financials	26.97%
Health Care	4.73%
Industrials	15.84%
Information Technology	12.35%
Materials	8.34%
Real Estate	1.91%
Telecommunication Services	1.96%
Utilities	1.00%
Repurchase Agreement	3.23%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Allianz SE Registered Shares	3.79%
Royal Dutch Shell plc Class A ADR	2.98%
Bank of China Ltd. H Shares	2.95%
Total SA	2.35%
Rio Tinto plc ADR	2.31%
AstraZeneca plc	2.23%
BASF SE	2.22%
Anglo American plc	2.08%
Lukoil PJSC ADR	1.89%
Sberbank of Russia PJSC ADR	1.88%

Holding by Sector*	% of Investments
Consumer Discretionary	10.69%
Consumer Staples	5.05%
Energy	9.32%
Financials	39.73%
Health Care	5.62%
Industrials	7.09%
Information Technology	5.75%
Materials	6.61%
Real Estate	3.57%
Telecommunication Services	3.32%
Utilities	2.76%
Repurchase Agreement	0.49%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
KeyCorp	2.49%
FirstEnergy Corp.	2.20%
Pentair plc	2.18%
Textron, Inc.	2.00%
Citizens Financial Group, Inc.	1.91%
Hubbell, Inc.	1.84%
Great Plains Energy, Inc.	1.78%
CMS Energy Corp.	1.76%
E*TRADE Financial Corp.	1.75%
Concho Resources, Inc.	1.70%

Holding by Sector*	% of Investments
Consumer Discretionary	7.22%
Consumer Staples	2.88%
Energy	8.77%
Financials	21.95%
Health Care	8.01%
Industrials	14.92%
Information Technology	9.85%
Materials	9.15%
Real Estate	9.13%
Utilities	6.86%
Repurchase Agreement	1.26%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Notes, 2.25%, 02/29/2020	1.18%
HBOS plc, 6.75%, 05/21/2018	0.64%
FMG Resources (August 2006) Pty Ltd., 9.75%, 03/01/2022	0.57%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.72%, 06/15/2028,	0.53%
Sabine Pass Liquefaction LLC,5.625%, 02/01/2021	0.48%
BellSouth LLC, 4.285%, 04/26/2021	0.47%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A,2.8568%, 11/14/2027	0.47%
World Financial Network Credit Card Master Trust 2016-A,2.03%, 04/15/2025,	0.46%
Capital One Multi-Asset Execution Trust 2017-A4, 1.99%, 07/17/2023,	0.45%
BA Credit Card Trust 2017-A2, 1.84%, 01/17/2023	0.45%

Holding by Sector*	% of Investments
Auto	2.07%
Basic Industry	0.22%
Capital Goods	0.84%
Consumer Cyclicals	0.79%
Consumer Discretionary	0.56%
Consumer Services	1.56%
Consumer Staples	0.54%
Energy	8.54%
Financial Services	63.61%
Foreign Government	0.46%
Government	6.62%
Health Care	2.18%
Integrated Oils	0.44%
Materials and Processing	4.32%
Municipal	0.39%
Other	0.15%
Producer Durables	0.94%
Technology	2.47%
Telecommunications	0.71%
Transportation	0.38%
Utilities	2.02%
Repurchase Agreement	0.19%
Total	100.00%

*	A sector may comprise several industries

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: April 27, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: April 27, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: April 27, 2018